UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04642
                                                     --------------

                          The Phoenix Edge Series Fund
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                                One American Row
                               Hartford, CT 06102
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                 ----------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (302) 791-3197
                                                           --------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                     Date of reporting period: June 30, 2003
                                               -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                                SEMIANNUAL REPORT

                                The Phoenix
                                    Edge
                                    Series Fund
                                    JUNE 30, 2003

                         THIS PAGE INTENTIONALLY BLANK.

                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----
Phoenix-Aberdeen International Series ......................................   2
Phoenix-AIM Mid-Cap Equity Series ..........................................   7
Phoenix-Alliance/Bernstein Enhanced Index Series ...........................  11
Phoenix-Alliance/Bernstein Growth + Value Series ...........................  17
Phoenix-Duff & Phelps Real Estate Securities Series ........................  21
Phoenix-Engemann Capital Growth Series .....................................  24
Phoenix-Engemann Small & Mid-Cap Growth Series .............................  28
Phoenix-Goodwin Money Market Series ........................................  32
Phoenix-Goodwin Multi-Sector Fixed Income Series ...........................  36
Phoenix-Goodwin Multi-Sector Short Term Bond Series ........................  42
Phoenix-Hollister Value Equity Series ......................................  46
Phoenix-Janus Flexible Income Series .......................................  50
Phoenix-Kayne Large-Cap Core Series ........................................  56
Phoenix-Kayne Small-Cap Quality Value Series ...............................  59
Phoenix-Lazard International Equity Select Series ..........................  62
Phoenix-Lazard Small-Cap Value Series ......................................  66
Phoenix-Lazard U.S. Multi-Cap Series .......................................  71
Phoenix-Lord Abbett Bond Debenture Series ..................................  75
Phoenix-Lord Abbett Large-Cap Value Series .................................  81
Phoenix-Lord Abbett Mid-Cap Value Series ...................................  85
Phoenix-MFS Investors Growth Stock Series ..................................  89
Phoenix-MFS Investors Trust Series .........................................  93
Phoenix-MFS Value Series ...................................................  98
Phoenix-Northern Dow 30 Series ............................................. 102
Phoenix-Northern Nasdaq-100 Index(R) Series ................................ 105
Phoenix-Oakhurst Growth and Income Series .................................. 109
Phoenix-Oakhurst Strategic Allocation Series ............................... 114
Phoenix-Sanford Bernstein Global Value Series .............................. 121
Phoenix-Sanford Bernstein Mid-Cap Value Series ............................. 127
Phoenix-Sanford Bernstein Small-Cap Value Series ........................... 131
Phoenix-Seneca Mid-Cap Growth Series ....................................... 135
Phoenix-Seneca Strategic Theme Series ...................................... 138
Phoenix-State Street Research Small-Cap Growth Series ...................... 141
Notes to Financial Statements .............................................. 145

           -----------------------------------------------------------
           Not FDIC Insured  |   No Bank Guarantee  |   May Lose Value
           -----------------------------------------------------------

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES      VALUE
                                                        -------  ------------
FOREIGN COMMON STOCKS--95.1%
AUSTRALIA--2.1%
  Leighton Holdings Ltd. (Construction & Engineering) 55,916 $ 375,006 QBE Insurance Group Ltd. (Property & Casualty
    Insurance) .......................................  321,000     2,006,425
Rio Tinto Ltd. (Diversified Metals & Mining) .........   13,340       261,330
                                                                 ------------
                                                                    2,642,761
                                                                 ------------
BELGIUM--2.2%
  Interbrew (Brewers) ................................  127,700     2,837,550
                                                                 ------------
BRAZIL--4.0%
  Companhia Paranaense de Energia-Copel ADR
    (Electric Utilities) (b) .........................  352,000     1,056,000
  Petroleo Brasileiro SA ADR (Integrated Oil & Gas) .. 150,000 2,664,000 Unibanco-Uniao de Bancos Brasileiros SA ADR
    (Diversified Banks) ..............................   77,000     1,321,320
                                                                 ------------
                                                                    5,041,320
                                                                 ------------
CHINA--0.6%
  PetroChina Co. Ltd. (Integrated Oil & Gas) .........1,750,000       527,370
  Zhejiang Expressway Co. Ltd. (Highways &
    Railtracks) ......................................  700,000       289,492
                                                                 ------------
                                                                      816,862
                                                                 ------------
FINLAND--2.0%
  Stora Enso Oyj (Paper Products) ....................  230,000     2,569,877
                                                                 ------------
FRANCE--9.2%
  Aventis SA (Pharmaceuticals) .......................   33,887     1,864,365
  L'Oreal SA (Household Products) ....................   30,000     2,115,248
  Schneider Electric SA (Industrial Machinery) .......   53,000     2,491,697
  Total SA (Oil & Gas Refining, Marketing &
    Transportation) ..................................   13,710     2,071,882
  Valeo SA (Auto Parts & Equipment) ..................   92,000     3,190,556
                                                                 ------------
                                                                   11,733,748
                                                                 ------------
GERMANY--3.4%
  BASF AG (Diversified Chemicals) ....................   48,000     2,042,213
  Metro AG (Department Stores) .......................   71,000     2,259,261
                                                                 ------------
                                                                    4,301,474
                                                                 ------------
HONG KONG--5.7%
  Asia Satellite Telecommunications Holdings Ltd.
    (Integrated Telecommunication Services) ..........  165,000       271,892
  China Mobile (Hong Kong) Ltd. (Wireless
    Telecommunication Services) ......................  774,800     1,828,172
  Dah Sing Financial Group (Diversified Banks) .......   67,000       333,362
  Giordano International Ltd. (Apparel Retail) .......6,190,000     1,924,917
  MTR Corp. Ltd. (Railroads) .........................  200,000       229,542
  Swire Pacific Ltd. Class B (Multi-Sector Holdings) .3,235,000     2,260,895
  Wing Hang Bank Ltd. (Diversified Banks) ............  106,000       389,439
                                                                 ------------
                                                                    7,238,219
                                                                 ------------
INDIA--0.5%
  Gail India Ltd. GDR (Gas Utilities) ................   40,000       564,000
  Satyam Computer Services Ltd. ADR (IT Consulting
    & Other Services) ................................   11,200       111,216
                                                                 ------------
                                                                      675,216
                                                                 ------------


                                                         SHARES      VALUE
                                                        -------  ------------
ITALY--5.8%
  ENI SpA (Integrated Oil & Gas) .....................  218,296  $  3,301,438
  Telecom Italia Mobile SpA (Wireless
    Telecommunication Services) ......................  310,000     1,527,181
  Telecom Italia SpA (Integrated Telecommunication
    Services) ........................................  279,000     2,524,655
                                                                 ------------
                                                                    7,353,274
                                                                 ------------
JAPAN--17.4%
  Canon, Inc. (Office Electronics) ...................   48,000     2,202,623
  Fuji Photo Film Co. Ltd. (Photographic Products) ...   92,000     2,658,672
  Honda Motor Co. Ltd. (Automobile Manufacturers) ....   46,800     1,773,392
  Kao Corp. (Household Products) .....................   87,000     1,619,363
  Mabuchi Motor Co. Ltd. (Industrial Machinery) ......   22,300     1,704,885
  Nippon Television Network Corp. (Broadcasting &
    Cable TV) ........................................   13,300     1,585,034
  NTT DoCoMo, Inc. (Wireless Telecommunication
    Services) ........................................      570     1,234,229
  Olympus Optical Co. Ltd. (Health Care Equipment) ...   73,000     1,510,764
  Orix Corp. (Consumer Finance) ......................   25,100     1,387,999
  Rohm Co. Ltd. (Semiconductors) .....................   13,000     1,417,198
  Shin-Etsu Chemical Co. Ltd. (Diversified Chemicals)    54,000     1,843,848
  Takeda Chemical Industries Ltd. (Pharmaceuticals) ..   51,000     1,881,574
  Uni-Charm Corp. (Household Products) ...............   30,000     1,296,690
                                                                 ------------
                                                                   22,116,271
                                                                 ------------
LUXEMBOURG--1.2%
  Arcelor (Steel) ....................................  127,333     1,482,691
                                                                 ------------
MALAYSIA--0.5%
  Malaysian Oxygen Berhad (Oil & Gas Equipment &
    Services) ........................................  150,000       414,476
  Sime UEP Properties Berhad (Homebuilding) ..........  250,000       269,738
                                                                 ------------
                                                                      684,214
                                                                 ------------
MEXICO--1.0%
  Telefonos de Mexico SA de CV ADR Series L
    (Integrated Telecommunication Services) ..........   40,000     1,256,800
                                                                 ------------
NETHERLANDS--4.4%
  IHC Caland NV (Oil & Gas Equipment & Services) .....   40,200     2,052,424
  ING Groep NV (Other Diversified Financial Services)    89,122     1,548,444
  TPG NV (Air Freight & Couriers) ....................  112,130     1,946,907
                                                                 ------------
                                                                    5,547,775
                                                                 ------------
SINGAPORE--3.1%
  City Developments Ltd. (Real Estate Management &
    Development) .....................................  100,000       252,127
  Oversea-Chinese Banking Corp. Ltd. (Diversified
    Banks) ...........................................  476,000     2,702,979
  Robinson & Co. Ltd. (Department Stores) ............  125,000       461,380
  United Overseas Bank Ltd. (Diversified Banks) ......   78,400       552,044
                                                                 ------------
                                                                    3,968,530
                                                                 ------------
SOUTH KOREA--3.3%
  Hyundai Motor Co. Ltd. (Automobile Manufacturers) ..   28,000       362,160
  Kookmin Bank (Diversified Banks) ...................   15,000       452,072
  Kookmin Bank ADR (Diversified Banks) ...............   80,000     2,420,000
  KT Corp. (Integrated Telecommunication Services) ...   13,200       516,065
  Shinsegae Co. Ltd. (Specialty Stores) ..............    3,120       416,609
                                                                 ------------
                                                                    4,166,906
                                                                 ------------

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                         SHARES      VALUE
                                                        -------  ------------
SPAIN--0.9%
  Altadis SA (Tobacco) ...............................   46,000  $  1,179,027
                                                                 ------------
SWEDEN--3.6%
  Nordea AB (Diversified Banks) ......................  243,000     1,171,753
  Svenska Handelsbanken AB Class A (Diversified
    Banks) ...........................................   74,000     1,211,004
Volvo AB Class B (Construction, Farm Machinery &
    Heavy Trucks) ....................................  100,900     2,218,433
                                                                 ------------
                                                                    4,601,190
                                                                 ------------
SWITZERLAND--3.3%
  Swiss Re Registered Shares (Property & Casualty
    Insurance) .......................................   41,000     2,271,657
  UBS AG Registered Shares (Diversified Capital
    Markets) .........................................   21,300     1,184,871
  Zurich Financial Services AG (Property & Casualty
    Insurance) (b) ...................................    6,400       763,063
                                                                 ------------
                                                                    4,219,591
                                                                 ------------
TAIWAN--0.9%
  Fubon Financial Holding Co. Ltd. (Multi-Sector
    Holdings) (b) ....................................  284,000       227,298
  SinoPac Holdings Co. (Diversified Banks) (b) .......1,038,237       379,477
  Taiwan Cellular Corp. (Wireless Telecommunication
    Services) (b) ....................................  297,500       215,754
  United Microelectronics Corp. (Semiconductors) (b) .  423,350       272,774
                                                                 ------------
                                                                    1,095,303
                                                                 ------------
THAILAND--0.9%
  Hana Microelectronics Public Co. Ltd. (Electronic
    Equipment Manufacturers) .........................  200,800       463,311
  Phatra Insurance Public Co. Ltd. (Property &
    Casualty Insurance) ..............................   71,600       257,174
  PTT Exploration and Production Public Co. Ltd.
    (Oil & Gas Exploration & Production) .............  100,000       382,969
                                                                 ------------
                                                                    1,103,454
                                                                 ------------
UNITED KINGDOM--19.1%
  AstraZeneca plc (Pharmaceuticals) ..................   53,000     2,125,248
  BP plc (Integrated Oil & Gas) ......................  495,000     3,432,735
  British American Tobacco plc (Tobacco) .............  123,000     1,395,421
  BT Group plc (Integrated Telecommunication
    Services) ........................................  505,500     1,699,598
  Cadbury Schweppes plc (Packaged Foods &
    Meats) ...........................................  334,000     1,973,135
  GlaxoSmithKline plc (Pharmaceuticals) ..............  100,000     2,018,152
  HSBC Holdings plc (Diversified Banks) ..............  102,500     1,211,056
  Prudential plc (Life & Health Insurance) ...........  201,100     1,217,883
  Sainsbury (J) plc (Food Retail) ....................  793,000     3,323,795
  Shell Transport & Trading Co. plc (Integrated Oil &
    Gas) .............................................  387,000     2,554,454
  Standard Chartered plc (Diversified Banks) .........   32,593       395,849
  Vodafone Group plc (Wireless Telecommunication
    Services) ........................................1,000,000     1,955,446
  Whitbread plc (Restaurants) ........................   79,000       883,861
                                                                 ------------
                                                                   24,186,633
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $129,867,610) ..............................   120,818,686
                                                                 ------------


                                                         SHARES      VALUE
                                                        -------  ------------
FOREIGN PREFERRED STOCKS--2.9%
SOUTH KOREA--2.9%
  Samsung Electronics Co. Ltd. Pfd. (Semiconductors) .   25,420  $  3,628,388
                                                                 ------------
TOTAL FOREIGN PREFERRED STOCKS
  (Identified cost $1,706,291) ................................     3,628,388
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--98.0%
  (Identified cost $131,573,901) ..............................   124,447,074
                                                                 ------------

                                              STANDARD    PAR
                                              & POOR'S   VALUE
                                               RATING    (000)
                                              --------   ------
SHORT-TERM OBLIGATIONS--1.0%
COMMERCIAL PAPER--1.0%
  NetJets, Inc. 1.30%, 7/1/03 ...............    A-1+    $1,290     1,290,000
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,290,000) ................................     1,290,000
                                                                 ------------
TOTAL INVESTMENTS--99.0%
  (Identified cost $132,863,901) ..............................   125,737,074(a)
  Other assets and liabilities, net--1.0% .....................     1,255,795
                                                                 ------------
NET ASSETS--100.0% ............................................  $126,992,869
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $12,195,163 and gross depreciation of $20,015,926 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $133,557,837.
(b) Non-income producing.

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Air Freight & Couriers ................................................    1.6%
Apparel Retail ........................................................    1.5
Auto Parts & Equipment ................................................    2.6
Automobile Manufacturers ..............................................    1.7
Brewers ...............................................................    2.3
Broadcasting & Cable TV ...............................................    1.3
Construction & Engineering ............................................    0.3
Construction, Farm Machinery & Heavy Trucks ...........................    1.8
Consumer Finance ......................................................    1.1
Department Stores .....................................................    2.2
Diversified Banks .....................................................   10.1
Diversified Capital Markets ...........................................    0.9
Diversified Chemicals .................................................    3.1
Diversified Metals & Mining ...........................................    0.2
Electric Utilities ....................................................    0.8
Electronic Equipment Manufacturers ....................................    0.4
Food Retail ...........................................................    2.7
Gas Utilities .........................................................    0.5
Health Care Equipment .................................................    1.2
Highways & Railtracks .................................................    0.2
Homebuilding ..........................................................    0.2
Household Products ....................................................    4.0
IT Consulting & Other Services ........................................    0.1
Industrial Machinery ..................................................    3.4
Integrated Oil & Gas ..................................................   10.0
Integrated Telecommunication Services .................................    5.0
Life & Health Insurance ...............................................    1.0
Multi-Sector Holdings .................................................    2.0
Office Electronics ....................................................    1.8
Oil & Gas Equipment & Services ........................................    2.0
Oil & Gas Exploration & Production ....................................    0.3
Oil & Gas Refining, Marketing & Transportation ........................    1.7
Other Diversified Financial Services ..................................    1.2
Packaged Foods & Meats ................................................    1.6
Paper Products ........................................................    2.1
Pharmaceuticals .......................................................    6.3
Photographic Products .................................................    2.1
Property & Casualty Insurance .........................................    4.3
Railroads .............................................................    0.2
Real Estate Management & Development ..................................    0.2
Restaurants ...........................................................    0.7
Semiconductors ........................................................    4.3
Specialty Stores ......................................................    0.3
Steel .................................................................    1.2
Tobacco ...............................................................    2.1
Wireless Telecommunication Services ...................................    5.4
                                                                         -----
                                                                         100.0%
                                                                         =====

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $132,863,901) ......................................         $125,737,074
Cash ...............................................................................................                  333
Receivables
  Investment securities sold .......................................................................            1,230,545
  Dividends ........................................................................................              413,087
  Tax reclaim ......................................................................................               93,968
  Fund shares sold .................................................................................               56,910
Prepaid expenses ...................................................................................                  121
                                                                                                             ------------
    Total assets ...................................................................................          127,532,038
                                                                                                             ------------
LIABILITIES
Payables
  Fund shares repurchased ..........................................................................              243,075
  Printing fee .....................................................................................              102,924
  Investment advisory fee ..........................................................................               79,238
  Custodian fee ....................................................................................               46,830
  Professional fee .................................................................................               42,549
  Financial agent fee ..............................................................................                9,678
  Administration fee ...............................................................................                8,108
  Trustees' fee ....................................................................................                3,506
Accrued expenses ...................................................................................                3,261
                                                                                                             ------------
    Total liabilities ..............................................................................              539,169
                                                                                                             ------------
NET ASSETS .........................................................................................         $126,992,869
                                                                                                             ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................         $198,770,691
  Undistributed net investment income ..............................................................            1,128,758
  Accumulated net realized loss ....................................................................          (65,785,240)
  Net unrealized depreciation ......................................................................           (7,121,340)
                                                                                                             ------------
NET ASSETS .........................................................................................         $126,992,869
                                                                                                             ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................           14,788,810
                                                                                                             ============
Net asset value and offering price per share .......................................................                $8.59
                                                                                                                    =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................         $  2,922,971
  Interest .........................................................................................               11,744
  Foreign taxes withheld ...........................................................................             (323,251)
                                                                                                             ------------
    Total investment income ........................................................................            2,611,464
                                                                                                             ------------
EXPENSES
  Investment advisory fee ..........................................................................              435,801
  Financial agent fee ..............................................................................               53,745
  Administration fee ...............................................................................               44,742
  Custodian ........................................................................................               73,191
  Printing .........................................................................................               22,011
  Professional .....................................................................................               12,665
  Trustees .........................................................................................                2,323
  Miscellaneous ....................................................................................               10,295
                                                                                                             ------------
    Total expenses .................................................................................              654,773
                                                                                                             ------------
NET INVESTMENT INCOME ..............................................................................            1,956,691
                                                                                                             ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................          (10,592,655)
  Net realized gain on foreign currency transactions ...............................................               24,232
  Net change in unrealized appreciation (depreciation) on investments ..............................           15,699,326
  Net change in unrealized appreciation (depreciation) on foreign currency and foreign
    currency transactions ..........................................................................              (37,520)
                                                                                                             ------------
NET GAIN ON INVESTMENTS ............................................................................            5,093,383
                                                                                                             ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................         $  7,050,074
                                                                                                             ============

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

STATEMENT OF CHANGES IN NET ASSETS
                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/03         YEAR ENDED
                                                                                                     (UNAUDITED)        12/31/02
                                                                                                     ------------    -------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................... $  1,956,691    $   1,637,101
  Net realized gain (loss) .........................................................................  (10,568,423)     (22,556,806)
  Net change in unrealized appreciation (depreciation) .............................................   15,661,806          293,843
                                                                                                     ------------    -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................    7,050,074      (20,625,862)
                                                                                                     ------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ............................................................................   (1,171,366)      (1,431,749)
                                                                                                     ------------    -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ........................................   (1,171,366)      (1,431,749)
                                                                                                     ------------    -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (4,403,905 and 13,798,860 shares, respectively)                        35,332,225      124,706,817
  Net asset value of shares issued in conjunction with Plan of Reorganization (1,885,115 and
    0 shares, respectively) (see note 9) ...........................................................   14,391,123               --
  Net asset value of shares issued from reinvestment of distributions (143,981 and 165,406 shares,
    respectively) ..................................................................................    1,171,366        1,431,749
  Cost of shares repurchased (5,381,957 and 16,605,493 shares, respectively) .......................  (42,954,639)    (151,130,946)
                                                                                                     ------------    -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........................................    7,940,075      (24,992,380)
                                                                                                     ------------    -------------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................................   13,818,783      (47,049,991)
NET ASSETS
  Beginning of period ..............................................................................  113,174,086      160,224,077
                                                                                                     ------------    -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $1,128,758 AND $343,433,
    RESPECTIVELY) .................................................................................. $126,992,869    $ 113,174,086
                                                                                                     ============    =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                 SIX MONTHS
                                                                    ENDED                   YEAR ENDED DECEMBER 31,
                                                                   6/30/03       -----------------------------------------------
                                                                 (UNAUDITED)      2002       2001      2000      1999      1998
                                                                 -----------     ------     ------    ------    ------    ------
Net asset value, beginning of period ..........................     $ 8.24       $ 9.78     $13.25    $17.19    $15.46    $14.53
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ................................       0.13         0.12       0.06      0.08      0.23      0.12(1)
  Net realized and unrealized gain (loss) .....................       0.30        (1.56)     (3.23)    (2.77)     4.13      3.94
                                                                    ------       ------     ------    ------    ------    ------
    TOTAL FROM INVESTMENT OPERATIONS ..........................       0.43        (1.44)     (3.17)    (2.69)     4.36      4.06
                                                                    ------       ------     ------    ------    ------    ------
LESS DISTRIBUTIONS
  Dividends from net investment income ........................      (0.08)       (0.10)        --     (0.06)    (0.39)       --
  Distributions from net realized gains .......................         --           --      (0.30)    (1.19)    (2.24)    (3.13)
                                                                    ------       ------     ------    ------    ------    ------
    TOTAL DISTRIBUTIONS .......................................      (0.08)       (0.10)     (0.30)    (1.25)    (2.63)    (3.13)
                                                                    ------       ------     ------    ------    ------    ------
CHANGE IN NET ASSET VALUE .....................................       0.35        (1.54)     (3.47)    (3.94)     1.73      0.93
                                                                    ------       ------     ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD ................................     $ 8.59       $ 8.24     $ 9.78    $13.25    $17.19    $15.46
                                                                    ======       ======     ======    ======    ======    ======
Total return ..................................................       5.26%(3)   (14.81)%   (24.04)%  (15.81)%   29.49%    27.92%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .......................   $126,993     $113,174   $160,224  $233,609  $298,973  $241,915
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses ..........................................       1.13%(2)     1.05%      1.02%     1.02%     1.01%     0.98%
  Net investment income .......................................       3.37%(2)     1.18%      0.72%     0.54%     0.81%     0.72%
Portfolio turnover ............................................         21%(3)       34%        74%       94%       79%       93%

(1) Computed using average shares outstanding.
(2) Annualized.
(3) Not annualized.

                        See Notes to Financial Statements

                        PHOENIX-AIM MID-CAP EQUITY SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES      VALUE
                                                         ------    ----------
COMMON STOCKS--77.8%
AEROSPACE & DEFENSE--3.2%
  L-3 Communications Holdings, Inc. (b) ..............    2,600    $  113,074
  Northrop Grumman Corp. .............................    1,200       103,548
  Raytheon Co. .......................................    2,700        88,668
                                                                   ----------
                                                                      305,290
                                                                   ----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
  V. F. Corp. ........................................    2,600        88,322
                                                                   ----------
APPLICATION SOFTWARE--0.7%
  Mercury Interactive Corp. (b) ......................    1,700        65,637
                                                                   ----------
COMMERCIAL PRINTING--1.0%
  Valassis Communications, Inc. (b) ..................    3,900       100,308
                                                                   ----------
COMMODITY CHEMICALS--0.9%
  Lyondell Chemical Co. ..............................    6,600        89,298
                                                                   ----------
COMMUNICATIONS EQUIPMENT--1.4%
  Scientific-Atlanta, Inc. ...........................    5,600       133,504
                                                                   ----------
COMPUTER & ELECTRONICS RETAIL--1.0%
  Best Buy Co., Inc. (b) .............................    2,300       101,016
                                                                   ----------
COMPUTER HARDWARE--1.0%
  Diebold, Inc. ......................................    2,300        99,475
                                                                   ----------
CONSTRUCTION MATERIALS--0.6%
  Martin Marietta Materials, Inc. ....................    1,800        60,498
                                                                   ----------
DATA PROCESSING & OUTSOURCED SERVICES--4.3%
  Affiliated Computer Services, Inc. Class A (b) .....    1,500        68,595
  Ceridian Corp. (b) .................................   13,300       225,701
  Certegy, Inc. (b) ..................................    4,200       116,550
                                                                   ----------
                                                                      410,846
                                                                   ----------
DIVERSIFIED CHEMICALS--0.9%
  Engelhard Corp. ....................................    3,600        89,172
                                                                   ----------
DIVERSIFIED COMMERCIAL SERVICES--0.5%
  Viad Corp. .........................................    2,000        44,780
                                                                   ----------
ELECTRIC UTILITIES--3.6%
  FPL Group, Inc. ....................................    1,300        86,905
  TECO Energy, Inc. ..................................    8,000        95,920
  Wisconsin Energy Corp. .............................    5,500       159,500
                                                                   ----------
                                                                      342,325
                                                                   ----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.9%
  Rockwell Automation, Inc. ..........................    3,800        90,592
                                                                   ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--4.6%
  Amphenol Corp. Class A (b) .........................    1,900        88,958
  Roper Industries, Inc. .............................    2,500        93,000
  Vishay Intertechnology, Inc. (b) ...................    5,100        67,320
  Waters Corp. (b) ...................................    6,700       195,171
                                                                   ----------
                                                                      444,449
                                                                   ----------
ENVIRONMENTAL SERVICES--1.7%
  Republic Services, Inc. (b) ........................    7,100       160,957
                                                                   ----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.7%
  Scotts Co. (The) Class A (b) .......................    1,300        64,350
                                                                   ----------
FOOD RETAIL--2.2%
  Kroger Co. (The) (b) ...............................    6,900       115,092
  Safeway, Inc. (b) ..................................    4,900       100,254
                                                                   ----------
                                                                      215,346
                                                                   ----------


                                                         SHARES      VALUE
                                                         ------    ----------
FOOTWEAR--1.3%
  NIKE, Inc. Class B .................................    2,300    $  123,027
                                                                   ----------
FOREST PRODUCTS--0.9%
  Louisiana-Pacific Corp. (b) ........................    7,700        83,468
                                                                   ----------
GENERAL MERCHANDISE STORES--1.0%
  Family Dollar Stores, Inc. .........................    2,500        95,375
                                                                   ----------
HEALTH CARE EQUIPMENT--3.1%
  Apogent Technologies, Inc. (b) .....................    9,800       196,000
  Bard (C.R.), Inc. ..................................    1,300        92,703
  Beckman Coulter, Inc. ..............................      300        12,192
                                                                   ----------
                                                                      300,895
                                                                   ----------
HEALTH CARE SERVICES--1.1%
  IMS Health, Inc. ...................................    5,800       104,342
                                                                   ----------
HEALTH CARE SUPPLIES--1.1%
  Millipore Corp. (b) ................................    2,400       106,488
                                                                   ----------
HOME FURNISHINGS--1.3%
  Mohawk Industries, Inc. (b) ........................    2,200       122,166
                                                                   ----------
HOUSEHOLD APPLIANCES--1.1%
  Whirlpool Corp. ....................................    1,600       101,920
                                                                   ----------
HOUSEHOLD PRODUCTS--1.1%
  Dial Corp. (The) ...................................    5,400       105,030
                                                                   ----------
HOUSEWARES & SPECIALTIES--1.4%
  Newell Rubbermaid, Inc. ............................    4,700       131,600
                                                                   ----------
INDUSTRIAL MACHINERY--6.4%
  Dover Corp. ........................................    5,500       164,780
  ITT Industries, Inc. ...............................    1,400        91,644
  Kennametal, Inc. ...................................    1,600        54,144
  Molex, Inc. Class A ................................    3,200        74,173
  Pall Corp. .........................................      600        13,500
  Pentair, Inc. ......................................    2,200        85,932
  SPX Corp. (b) ......................................    3,000       132,180
                                                                   ----------
                                                                      616,353
                                                                   ----------
LEISURE PRODUCTS--2.0%
  Brunswick Corp. ....................................    7,600       190,152
                                                                   ----------
METAL & GLASS CONTAINERS--1.1%
  Pactiv Corp. (b) ...................................    5,200       102,492
                                                                   ----------
OFFICE SERVICES & SUPPLIES--1.3%
  Miller (Herman), Inc. ..............................    6,000       121,260
                                                                   ----------
OIL & GAS DRILLING--0.7%
  Noble Corp. (b) ....................................    2,100        72,030
                                                                   ----------
OIL & GAS EQUIPMENT & SERVICES--3.3%
  BJ Services Co. (b) ................................    2,300        85,928
  Cooper Cameron Corp. (b) ...........................    1,500        75,570
  Smith International, Inc. (b) ......................    2,200        80,828
  Weatherford International Ltd. (b) .................    1,900        79,610
                                                                   ----------
                                                                      321,936
                                                                   ----------
OIL & GAS EXPLORATION & PRODUCTION--1.7%
  Devon Energy Corp. .................................    1,656        88,430
  Pioneer Natural Resources Co. (b) ..................    3,000        78,300
                                                                   ----------
                                                                      166,730
                                                                   ----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.9%
  Valero Energy Corp. ................................    2,300        83,559
                                                                   ----------

                        See Notes to Financial Statements

                        PHOENIX-AIM MID-CAP EQUITY SERIES

                                                         SHARES      VALUE
                                                         ------    ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.3%
  Principal Financial Group, Inc. ....................    3,900    $  125,775
                                                                   ----------
PACKAGED FOODS & MEATS--1.9%
  Campbell Soup Co. ..................................    7,400       181,300
                                                                   ----------
PUBLISHING & PRINTING--0.7%
  Lee Enterprises, Inc. ..............................    1,700        63,801
                                                                   ----------
RAILROADS--0.5%
  Norfolk Southern Corp. .............................    2,300        44,160
                                                                   ----------
REGIONAL BANKS--1.6%
  Marshall & Ilsley Corp. ............................    2,000        61,160
  TCF Financial Corp. ................................    2,300        91,632
                                                                   ----------
                                                                      152,792
                                                                   ----------
RESTAURANTS--1.9%
  Jack in the Box, Inc. (b) ..........................    4,400        98,120
  Outback Steakhouse, Inc. ...........................    2,300        89,700
                                                                   ----------
                                                                      187,820
                                                                   ----------
SEMICONDUCTOR EQUIPMENT--1.1%
  Novellus Systems, Inc. (b) .........................    2,800       102,539
                                                                   ----------
SEMICONDUCTORS--3.0%
  Integrated Circuit Systems, Inc. (b) ...............    3,400       106,862
  Microchip Technology, Inc. .........................    3,900        96,057
  Xilinx, Inc. (b) ...................................    3,300        83,523
                                                                   ----------
                                                                      286,442
                                                                   ----------
SPECIALTY CHEMICALS--1.4%
  International Flavors & Fragrances, Inc. ...........    4,200       134,106
                                                                   ----------
SYSTEMS SOFTWARE--2.5%
  Computer Associates International, Inc. ............   11,000       245,080
                                                                   ----------
THRIFTS & MORTGAGE FINANCE--1.0%
  MGIC Investment Corp. ..............................    2,000        93,280
                                                                   ----------
TOTAL COMMON STOCKS
  (Identified cost $6,770,327) ................................     7,472,083
                                                                   ----------
FOREIGN COMMON STOCKS--5.4%

ELECTRONIC EQUIPMENT MANUFACTURERS--1.3%
  Mettler-Toledo International, Inc. (Switzerland) (b)    3,400       124,610
                                                                   ----------
PHARMACEUTICALS--2.9%
  Biovail Corp. (Canada) (b) .........................    2,800       131,768
  Teva Pharmaceutical Industries Ltd. ADR (Israel) ...    2,500       142,325
                                                                   ----------
                                                                      274,093
                                                                   ----------
PROPERTY & CASUALTY INSURANCE--1.2%
  ACE Ltd. (Bermuda) .................................    3,500       120,015
                                                                   ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $375,200) ..................................       518,718
                                                                   ----------
TOTAL LONG TERM INVESTMENTS--83.2%
  (Identified cost $7,145,527) ................................     7,990,801
                                                                   ----------


                                                           PAR
                                                          VALUE
                                                          (000)       VALUE
                                                         ------    ----------
SHORT-TERM OBLIGATIONS--16.9%
REPURCHASE AGREEMENTS--16.9%
  State Street Bank & Trust Co. repurchase agreement
    1.15% dated 6/30/03, due 7/1/03 repurchase price
    $1,621,052 collateralized by Freddie Mac 1.63%,
    6/17/05 market value $1,657,069  .................   $1,621    $1,621,000
                                                                   ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,621,000) ................................     1,621,000
                                                                   ----------
TOTAL INVESTMENTS--100.1%
  (Identified cost $8,766,527) ................................     9,611,801(a)
  Other assets and liabilities, net--(0.1)% ...................        (5,912)
                                                                   ----------
NET ASSETS--100.0% ............................................    $9,605,889
                                                                   ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,085,082 and gross depreciation of $274,826 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $8,801,545.
(b) Non-income producing.

                        See Notes to Financial Statements

                        PHOENIX-AIM MID-CAP EQUITY SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $8,766,527) ........................................         $9,611,801
Cash ...............................................................................................                203
Receivables
  Investment securities sold .......................................................................            207,503
  Fund shares sold .................................................................................              8,346
  Receivable from adviser ..........................................................................              4,138
  Dividends and interest ...........................................................................              3,665
Prepaid expenses ...................................................................................                  4
                                                                                                             ----------
    Total assets ...................................................................................          9,835,660
                                                                                                             ----------
LIABILITIES
Payables
  Investment securities purchased ..................................................................            147,805
  Fund shares repurchased ..........................................................................             18,266
  Professional fee .................................................................................             30,805
  Financial agent fee ..............................................................................              3,666
  Trustees' fee ....................................................................................              3,505
  Administration fee ...............................................................................                603
Accrued expenses ...................................................................................             25,121
                                                                                                             ----------
    Total liabilities ..............................................................................            229,771
                                                                                                             ----------
NET ASSETS .........................................................................................         $9,605,889
                                                                                                             ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................         $9,106,790
  Accumulated net investment loss ..................................................................             (6,398)
  Accumulated net realized loss ....................................................................           (339,777)
  Net unrealized appreciation ......................................................................            845,274
                                                                                                             ----------
NET ASSETS .........................................................................................         $9,605,889
                                                                                                             ==========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................            905,191
                                                                                                             ==========
Net asset value and offering price per share .......................................................             $10.61
                                                                                                                 ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................         $   30,316
  Interest .........................................................................................              8,673
  Foreign taxes withheld ...........................................................................                (67)
                                                                                                             ----------
    Total investment income ........................................................................             38,922
                                                                                                             ----------
EXPENSES
  Investment advisory fee ..........................................................................             35,020
  Financial agent fee ..............................................................................             20,609
  Administration fee ...............................................................................              3,172
  Professional .....................................................................................             19,799
  Custodian ........................................................................................             15,333
  Printing .........................................................................................              5,697
  Trustees .........................................................................................              2,646
  Miscellaneous ....................................................................................              6,422
                                                                                                             ----------
    Total expenses .................................................................................            108,698
    Less expenses borne by investment adviser ......................................................            (63,372)
    Custodian fees paid indirectly .................................................................                 (6)
                                                                                                             ----------
    Net expenses ...................................................................................             45,320
                                                                                                             ----------
NET INVESTMENT LOSS ................................................................................             (6,398)
                                                                                                             ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................           (207,107)
  Net change in unrealized appreciation (depreciation) on investments ..............................          1,155,057
                                                                                                             ----------
NET GAIN ON INVESTMENTS ............................................................................            947,950
                                                                                                             ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................         $  941,552
                                                                                                             ==========

                        See Notes to Financial Statements

                        PHOENIX-AIM MID-CAP EQUITY SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      SIX MONTHS
                                                                                                         ENDED
                                                                                                        6/30/03      YEAR ENDED
                                                                                                      (UNAUDITED)     12/31/02
                                                                                                      -----------    ----------
FROM OPERATIONS
  Net investment income (loss) .....................................................................  $    (6,398)   $   (4,070)
  Net realized gain (loss) .........................................................................     (207,107)     (132,670)
  Net change in unrealized appreciation (depreciation) .............................................    1,155,057      (521,094)
                                                                                                      -----------    ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................      941,552      (657,834)
                                                                                                      -----------    ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ............................................................................           --          (918)
  Net realized short-term gains ....................................................................           --        (5,492)
                                                                                                      -----------    ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ........................................           --        (6,410)
                                                                                                      -----------    ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (201,487 and 569,087 shares, respectively) .........................    1,949,309     5,702,437
  Net asset value of shares issued from reinvestment of distributions
    (0 and 617 shares, respectively) ...............................................................           --         6,410
  Cost of shares repurchased (127,965 and 90,166 shares, respectively) .............................   (1,172,361)     (909,289)
                                                                                                      -----------    ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........................................      776,948     4,799,558
                                                                                                      -----------    ----------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................................    1,718,500     4,135,314
NET ASSETS
  Beginning of period ..............................................................................    7,887,389     3,752,075
                                                                                                      -----------    ----------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($6,398) AND
    $0, RESPECTIVELY) ..............................................................................  $ 9,605,889    $7,887,389
                                                                                                      ===========    ==========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     SIX MONTHS
                                                                                        ENDED                   FROM INCEPTION
                                                                                       6/30/03     YEAR ENDED     10/29/01 TO
                                                                                     (UNAUDITED)    12/31/02       12/31/01
                                                                                     -----------   ----------   --------------
Net asset value, beginning of period .............................................     $ 9.48        $10.66          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...................................................      (0.01)           --(4)           --(4)
  Net realized and unrealized gain (loss) ........................................       1.14         (1.17)           0.66
                                                                                       ------        ------          ------
    TOTAL FROM INVESTMENT OPERATIONS .............................................       1.13         (1.17)           0.66
                                                                                       ------        ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...........................................         --            --(4)           --
  Distributions from net realized gains ..........................................         --         (0.01)             --
                                                                                       ------        ------          ------
    TOTAL DISTRIBUTIONS ..........................................................         --         (0.01)             --
                                                                                       ------        ------          ------
CHANGE IN NET ASSET VALUE ........................................................       1.13         (1.18)           0.66
                                                                                       ------        ------          ------
NET ASSET VALUE, END OF PERIOD ...................................................     $10.61        $ 9.48          $10.66
                                                                                       ======        ======          ======
Total return .....................................................................      11.90%(3)    (10.89)%          6.55%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ..........................................     $9,606        $7,887          $3,752
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ..........................................................       1.10%(2)(5)   1.09%(5)        1.05%(2)
  Net investment income (loss) ...................................................      (0.16)%(2)    (0.07)%          0.16%(2)
Portfolio turnover ...............................................................         27%(3)        47%             12%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.64%, 3.43% and 7.13% for the periods ended June 30, 2003 and December 31, 2002 and 2001, respectively.
(2) Annualized.
(3) Not annualized.
(4) Amount is less than $0.01.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES      VALUE
                                                        -------   -----------
COMMON STOCKS--97.7%
AEROSPACE & DEFENSE--1.1%
  Boeing Co. (The) ...................................    2,100   $    72,072
  Goodrich Corp. .....................................    8,200       172,200
  Honeywell International, Inc. ......................    9,200       247,020
  Lockheed Martin Corp. ..............................    1,000        47,570
  United Technologies Corp. ..........................    6,600       467,478
                                                                  -----------
                                                                    1,006,340
                                                                  -----------
AIR FREIGHT & COURIERS--0.6%
  United Parcel Service, Inc. Class B ................    7,900       503,230
                                                                  -----------
AIRLINES--0.4%
  Southwest Airlines Co. .............................   22,500       387,000
                                                                  -----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
  V. F. Corp. ........................................    4,000       135,880
                                                                  -----------
APPLICATION SOFTWARE--0.1%
  Mercury Interactive Corp. (b) ......................    1,300        50,193
                                                                  -----------
ASSET MANAGEMENT & CUSTODY BANKS--0.1%
  Bank of New York Co., Inc. (The) ...................    4,800       138,000
                                                                  -----------
AUTO PARTS & EQUIPMENT--0.3%
  Dana Corp. .........................................   10,700       123,692
  Delphi Corp. .......................................    7,400        63,862
  Visteon Corp. ......................................   11,900        81,753
                                                                  -----------
                                                                      269,307
                                                                  -----------
AUTOMOBILE MANUFACTURERS--0.4%
  General Motors Corp. ...............................   10,600       381,600
                                                                  -----------
BIOTECHNOLOGY--1.9%
  Amgen, Inc. (b) ....................................   19,200     1,275,648
  Cephalon, Inc. (b) .................................    3,800       156,408
  Gilead Sciences, Inc. (b) ..........................    5,100       283,458
                                                                  -----------
                                                                    1,715,514
                                                                  -----------
BREWERS--0.9%
  Anheuser-Busch Cos., Inc. ..........................   13,700       699,385
  Coors (Adolph) Co. Class B .........................    1,600        78,368
                                                                  -----------
                                                                      777,753
                                                                  -----------
BROADCASTING & CABLE TV--1.3%
  Clear Channel Communications, Inc. (b) .............    2,400       101,736
  Comcast Corp. Class A (b) ..........................   12,600       380,268
  Comcast Corp. Special Class A (b) ..................   13,000       374,790
  Cox Communications, Inc. Class A (b) ...............    5,100       162,690
  EchoStar Communications Corp. Class A (b) ..........    5,700       197,334
                                                                  -----------
                                                                    1,216,818
                                                                  -----------
BUILDING PRODUCTS--0.7%
  American Standard Cos., Inc. (b) ...................    4,100       303,113
  Masco Corp. ........................................   14,800       352,980
                                                                  -----------
                                                                      656,093
                                                                  -----------
COMMERCIAL PRINTING--0.2%
  Donnelley (R.R.) & Sons Co. ........................    6,500       169,910
                                                                  -----------
COMMUNICATIONS EQUIPMENT--3.0%
  Cisco Systems, Inc. (b) ............................   96,700     1,613,923
  Corning, Inc. (b) ..................................   31,700       234,263
  Lucent Technologies, Inc. (b) ......................   65,000       131,950
  Motorola, Inc. .....................................   31,100       293,273
  QUALCOMM, Inc. .....................................   12,800       457,600
                                                                  -----------
                                                                    2,731,009
                                                                  -----------


                                                         SHARES      VALUE
                                                        -------   -----------
COMPUTER & ELECTRONICS RETAIL--0.2%
  Circuit City Stores, Inc. ..........................   16,800   $   147,840
                                                                  -----------
COMPUTER HARDWARE--3.7%
  Dell Computer Corp. (b) ............................   35,100     1,121,796
  Hewlett-Packard Co. ................................   43,300       922,290
  International Business Machines Corp. ..............   16,200     1,336,500
                                                                  -----------
                                                                    3,380,586
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--0.3%
  EMC Corp. (b) ......................................   15,000       157,050
  Lexmark International, Inc. (b) ....................    1,400        99,078
  Network Appliance, Inc. (b) ........................    3,200        51,872
                                                                  -----------
                                                                      308,000
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.8%
  Caterpillar, Inc. ..................................    4,500       250,470
  Deere & Co. ........................................    3,900       178,230
  PACCAR, Inc. .......................................    4,300       290,508
                                                                  -----------
                                                                      719,208
                                                                  -----------
CONSUMER FINANCE--1.6%
  American Express Co. ...............................    6,000       250,860
  Capital One Financial Corp. ........................    6,200       304,916
  MBNA Corp. .........................................   33,300       693,972
  SLM Corp. ..........................................    4,800       188,016
                                                                  -----------
                                                                    1,437,764
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--1.1%
  Affiliated Computer Services, Inc. Class A (b) .....    3,800       173,774
  First Data Corp. ...................................   13,300       551,152
  Fiserv, Inc. (b) ...................................    7,300       259,953
                                                                  -----------
                                                                      984,879
                                                                  -----------
DEPARTMENT STORES--1.2%
  Dillard's, Inc. Class A ............................    7,200        96,984
  Kohl's Corp. (b) ...................................    8,700       447,006
  May Department Stores Co. (The) ....................    6,000       133,560
  Nordstrom, Inc. ....................................    4,900        95,648
  Sears, Roebuck and Co. .............................    9,700       326,308
                                                                  -----------
                                                                    1,099,506
                                                                  -----------
DISTRIBUTORS--0.1%
  Genuine Parts Co. ..................................    1,800        57,618
                                                                  -----------
DIVERSIFIED BANKS--4.3%
  Bank of America Corp. ..............................   16,100     1,272,383
  Bank One Corp. .....................................   12,600       468,468
  Comerica, Inc. .....................................      200         9,300
  FleetBoston Financial Corp. ........................   15,800       469,418
  U.S. Bancorp .......................................   19,700       482,650
  Wachovia Corp. .....................................   14,700       587,412
  Wells Fargo & Co. ..................................   12,200       614,880
                                                                  -----------
                                                                    3,904,511
                                                                  -----------
DIVERSIFIED CAPITAL MARKETS--0.4%
  J.P. Morgan Chase & Co. ............................   12,000       410,160
                                                                  -----------
DIVERSIFIED CHEMICALS--1.2%
  Dow Chemical Co. (The) .............................    7,000       216,720
  Du Pont (E.I.) de Nemours & Co. ....................   11,000       458,040
  Eastman Chemical Co. ...............................    3,500       110,845
  PPG Industries, Inc. ...............................    5,100       258,774
                                                                  -----------
                                                                    1,044,379
                                                                  -----------

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                         SHARES      VALUE
                                                        -------   -----------
DIVERSIFIED COMMERCIAL SERVICES--0.3%
  Apollo Group, Inc. Class A (b) .....................    1,600   $    98,816
  Cendant Corp. (b) ..................................   10,500       192,360
                                                                  -----------
                                                                      291,176
                                                                  -----------
DRUG RETAIL--0.7%
  Walgreen Co. .......................................   22,500       677,250
                                                                  -----------
ELECTRIC UTILITIES--2.2%
  Ameren Corp. .......................................    4,600       202,860
  American Electric Power Co., Inc. ..................    5,600       167,048
  Cinergy Corp. ......................................    3,600       132,444
  Consolidated Edison, Inc. ..........................    3,000       129,840
  DTE Energy Co. .....................................    2,500        96,600
  Entergy Corp. ......................................    5,800       306,124
  Exelon Corp. .......................................    3,500       209,335
  FPL Group, Inc. ....................................    2,700       180,495
  PPL Corp. ..........................................    5,800       249,400
  Progress Energy, Inc. ..............................    2,900       127,310
  TXU Corp. ..........................................    6,600       148,170
                                                                  -----------
                                                                    1,949,626
                                                                  -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
  Cooper Industries Ltd. Class A .....................    4,200       173,460
  Emerson Electric Co. ...............................    3,500       178,850
  Thomas & Betts Corp. (b) ...........................    6,100        88,145
                                                                  -----------
                                                                      440,455
                                                                  -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
  Agilent Technologies, Inc. (b) .....................    3,000        58,650
                                                                  -----------
ELECTRONIC MANUFACTURING SERVICES--0.3%
  Sanmina-SCI Corp. (b) ..............................   20,000       126,200
  Solectron Corp. (b) ................................   40,100       149,974
                                                                  -----------
                                                                      276,174
                                                                  -----------
ENVIRONMENTAL SERVICES--0.2%
  Waste Management, Inc. .............................    6,000       144,540
                                                                  -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
  Monsanto Co. .......................................    2,800        60,592
                                                                  -----------
FOOD DISTRIBUTORS--0.2%
  SUPERVALU, Inc. ....................................    8,300       176,956
                                                                  -----------
FOOD RETAIL--0.2%
  Albertson's, Inc. ..................................    4,000        76,800
  Kroger Co. (The) (b) ...............................    8,200       136,776
                                                                  -----------
                                                                      213,576
                                                                  -----------
FOREST PRODUCTS--0.2%
  Weyerhaeuser Co. ...................................    2,900       156,600
                                                                  -----------
GAS UTILITIES--0.2%
  Sempra Energy ......................................    6,700       191,151
                                                                  -----------
GENERAL MERCHANDISE STORES--0.4%
  Target Corp. .......................................    8,600       325,424
                                                                  -----------
HEALTH CARE DISTRIBUTORS--0.7%
  Cardinal Health, Inc. ..............................    8,400       540,120
  McKesson Corp. .....................................    1,800        64,332
                                                                  -----------
                                                                      604,452
                                                                  -----------
HEALTH CARE EQUIPMENT--1.6%
  Baxter International, Inc. .........................    4,200       109,200
  Becton, Dickinson and Co. ..........................    2,000        77,700
  Boston Scientific Corp. (b) ........................    2,100       128,310
  Medtronic, Inc. ....................................   20,000       959,400
  St. Jude Medical, Inc. (b) .........................    2,800       161,000
                                                                  -----------
                                                                    1,435,610
                                                                  -----------


                                                         SHARES      VALUE
                                                        -------   -----------
HEALTH CARE FACILITIES--0.5%
  HCA, Inc. ..........................................    6,300   $   201,852
  Health Management Associates, Inc. Class A .........   15,600       287,820
                                                                  -----------
                                                                      489,672
                                                                  -----------
HEALTH CARE SUPPLIES--0.1%
  Bausch & Lomb, Inc. ................................    1,800        67,500
                                                                  -----------
HOME ENTERTAINMENT SOFTWARE--0.2%
  Electronic Arts, Inc. (b) ..........................    3,000       221,970
                                                                  -----------
HOME IMPROVEMENT RETAIL--1.3%
  Home Depot, Inc. (The) .............................   10,500       347,760
  Lowe's Cos., Inc. ..................................   15,600       670,020
  Sherwin-Williams Co. (The) .........................    5,500       147,840
                                                                  -----------
                                                                    1,165,620
                                                                  -----------
HOTELS, RESORTS & CRUISE LINES--0.5%
  Carnival Corp. .....................................   10,800       351,108
  Starwood Hotels & Resorts Worldwide, Inc. ..........    2,600        74,334
                                                                  -----------
                                                                      425,442
                                                                  -----------
HOUSEHOLD APPLIANCES--0.2%
  Whirlpool Corp. ....................................    3,000       191,100
                                                                  -----------
HOUSEHOLD PRODUCTS--2.2%
  Colgate-Palmolive Co. ..............................    9,000       521,550
  Kimberly-Clark Corp. ...............................    3,700       192,918
  Procter & Gamble Co. (The) .........................   13,900     1,239,602
                                                                  -----------
                                                                    1,954,070
                                                                  -----------
HOUSEWARES & SPECIALTIES--0.2%
  Newell Rubbermaid, Inc. ............................    5,700       159,600
                                                                  -----------
HYPERMARKETS & SUPER CENTERS--3.1%
  Wal-Mart Stores, Inc. ..............................   52,800     2,833,776
                                                                  -----------
INDUSTRIAL CONGLOMERATES--4.0%
  3M Co. .............................................    2,900       374,042
  General Electric Co. ...............................  101,300     2,905,284
  Textron, Inc. ......................................    2,800       109,256
  Tyco International Ltd. ............................    9,700       184,106
                                                                  -----------
                                                                    3,572,688
                                                                  -----------
INDUSTRIAL GASES--0.1%
  Praxair, Inc. ......................................    1,200        72,120
                                                                  -----------
INDUSTRIAL MACHINERY--0.8%
  Crane Co. ..........................................    3,800        85,994
  Eaton Corp. ........................................    2,600       204,386
  Illinois Tool Works, Inc. ..........................    1,000        65,850
  Ingersoll-Rand Co. Class A .........................    1,200        56,784
  ITT Industries, Inc. ...............................    3,700       242,202
  Parker-Hannifin Corp. ..............................    1,800        75,582
                                                                  -----------
                                                                      730,798
                                                                  -----------
INSURANCE BROKERS--0.1%
  Aon Corp. ..........................................    4,400       105,952
                                                                  -----------
INTEGRATED OIL & GAS--4.5%
  ChevronTexaco Corp. ................................   12,200       880,840
  ConocoPhillips .....................................    8,800       482,240
  Exxon Mobil Corp. ..................................   63,800     2,291,058
  Marathon Oil Corp. .................................    7,400       194,990
  Occidental Petroleum Corp. .........................    7,300       244,915
                                                                  -----------
                                                                    4,094,043
                                                                  -----------
INTEGRATED TELECOMMUNICATION SERVICES--3.3%
  AT&T Corp. .........................................   12,580       242,165
  AT&T Wireless Services, Inc. (b) ...................   13,200       108,372
  BellSouth Corp. ....................................   19,300       513,959
  Qwest Communications International, Inc. (b) .......   52,000       248,560


                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                         SHARES      VALUE
                                                        -------   -----------
INTEGRATED TELECOMMUNICATION SERVICES--CONTINUED
  SBC Communications, Inc. ...........................   25,700   $   656,635
  Sprint Corp. (FON Group) ...........................   16,000       230,400
  Verizon Communications, Inc. .......................   24,200       954,690
                                                                  -----------
                                                                    2,954,781
                                                                  -----------
INTERNET RETAIL--0.6%
  eBay, Inc. (b) .....................................    5,100       531,318
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--1.6%
  Bear Stearns Cos., Inc. (The) ......................      800        57,936
  Goldman Sachs Group, Inc. (The) ....................    5,500       460,625
  Lehman Brothers Holdings, Inc. .....................    3,400       226,032
  Merrill Lynch & Co., Inc. ..........................    2,200       102,696
  Morgan Stanley .....................................   13,600       581,400
                                                                  -----------
                                                                    1,428,689
                                                                  -----------
LIFE & HEALTH INSURANCE--0.7%
  Jefferson-Pilot Corp. ..............................    2,300        95,358
  John Hancock Financial Services, Inc. ..............    5,800       178,234
  MetLife, Inc. ......................................    7,800       220,896
  Prudential Financial, Inc. .........................    3,800       127,870
                                                                  -----------
                                                                      622,358
                                                                  -----------
MANAGED HEALTH CARE--1.7%
  CIGNA Corp. ........................................    5,600       262,864
  Humana, Inc. (b) ...................................   11,700       176,670
  UnitedHealth Group, Inc. ...........................   15,000       753,750
  WellPoint Health Networks, Inc. (b) ................    4,600       387,780
                                                                  -----------
                                                                    1,581,064
                                                                  -----------
MOTORCYCLE MANUFACTURERS--0.2%
  Harley-Davidson, Inc. ..............................    4,400       175,384
                                                                  -----------
MOVIES & ENTERTAINMENT--1.5%
  AOL Time Warner, Inc. (b) ..........................   29,900       481,091
  Viacom, Inc. Class B (b) ...........................   13,200       576,312
  Walt Disney Co. (The) ..............................   17,200       339,700
                                                                  -----------
                                                                    1,397,103
                                                                  -----------
MULTI-LINE INSURANCE--2.2%
  American International Group, Inc. .................   30,800     1,699,544
  Hartford Financial Services Group, Inc. (The) ......    5,200       261,872
                                                                  -----------
                                                                    1,961,416
                                                                  -----------
OFFICE ELECTRONICS--0.1%
  Xerox Corp. (b) ....................................    7,500        79,425
                                                                  -----------
OFFICE SERVICES & SUPPLIES--0.1%
  Pitney Bowes, Inc. .................................    2,500        96,025
                                                                  -----------
OIL & GAS DRILLING--0.1%
  Transocean, Inc. (b) ...............................    2,900        63,713
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--0.2%
  Halliburton Co. ....................................    6,400       147,200
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--0.3%
  Devon Energy Corp. .................................    1,800        96,120
  Kerr-McGee Corp. ...................................    4,000       179,200
                                                                  -----------
                                                                      275,320
                                                                  -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.1%
  Ashland, Inc. ......................................    4,200       128,856
                                                                  -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.9%
  Citigroup, Inc. ....................................   59,400     2,542,320
  Principal Financial Group, Inc. ....................    3,700       119,325
                                                                  -----------
                                                                    2,661,645
                                                                  -----------


                                                         SHARES      VALUE
                                                        -------   -----------
PACKAGED FOODS & MEATS--0.8%
  ConAgra Foods, Inc. ................................    5,100   $   120,360
  General Mills, Inc. ................................    6,800       322,388
  Heinz (H.J.) Co. ...................................    5,700       187,986
  Hershey Foods Corp. ................................    1,600       111,456
                                                                  -----------
                                                                      742,190
                                                                  -----------
PAPER PACKAGING--0.3%
  Bemis Co., Inc. ....................................    2,200       102,960
  Temple-Inland, Inc. ................................    3,600       154,476
                                                                  -----------
                                                                      257,436
                                                                  -----------
PAPER PRODUCTS--0.3%
  International Paper Co. ............................    4,600       164,358
  MeadWestvaco Corp. .................................    5,900       145,730
                                                                  -----------
                                                                      310,088
                                                                  -----------
PERSONAL PRODUCTS--0.6%
  Avon Products, Inc. ................................    6,000       373,200
  Gillette Co. (The) .................................    6,200       197,532
                                                                  -----------
                                                                      570,732
                                                                  -----------
PHARMACEUTICALS--10.1%
  Abbott Laboratories ................................   12,900       564,504
  Allergan, Inc. .....................................    3,100       239,010
  Barr Laboratories, Inc. (b) ........................    4,000       262,000
  Bristol-Myers Squibb Co. ...........................   17,400       472,410
  Forest Laboratories, Inc. (b) ......................    1,800        98,550
  Johnson & Johnson ..................................   35,200     1,819,840
  Lilly (Eli) & Co. ..................................    6,100       420,717
  Merck & Co., Inc. ..................................   20,800     1,259,440
  Pfizer, Inc. .......................................   92,340     3,153,411
  Schering-Plough Corp. ..............................    6,600       122,760
  Wyeth ..............................................   15,100       687,805
                                                                  -----------
                                                                    9,100,447
                                                                  -----------
PHOTOGRAPHIC PRODUCTS--0.2%
  Eastman Kodak Co. ..................................    6,000       164,100
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--0.9%
  Allstate Corp. (The) ...............................    9,100       324,415
  MBIA, Inc. .........................................    4,000       195,000
  SAFECO Corp. .......................................    1,200        42,336
  St. Paul Cos., Inc. (The) ..........................    4,400       160,644
  Travelers Property Casualty Corp. Class B ..........    5,000        78,850
                                                                  -----------
                                                                      801,245
                                                                  -----------
PUBLISHING & PRINTING--0.9%
  Gannett Co., Inc. ..................................    5,200       399,412
  McGraw-Hill Cos., Inc. (The) .......................    1,700       105,400
  Tribune Co. ........................................    6,700       323,610
                                                                  -----------
                                                                      828,422
                                                                  -----------
RAILROADS--0.6%
  Burlington Northern Santa Fe Corp. .................    5,600       159,264
  CSX Corp. ..........................................    5,000       150,450
  Norfolk Southern Corp. .............................   10,300       197,760
  Union Pacific Corp. ................................    1,400        81,228
                                                                  -----------
                                                                      588,702
                                                                  -----------
REGIONAL BANKS--2.1%
  AmSouth Bancorp ....................................    5,600       122,304
  BB&T Corp. .........................................    5,200       178,360
  Charter One Financial, Inc. ........................    2,100        65,478
  Huntington Bancshares, Inc. ........................    6,300       122,976
  KeyCorp ............................................   11,600       293,132
  National City Corp. ................................    8,900       291,119
  PNC Financial Services Group, Inc. .................    3,800       185,478
  Regions Financial Corp. ............................    4,800       162,144


                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                         SHARES      VALUE
                                                        -------   -----------
REGIONAL BANKS--CONTINUED
  SouthTrust Corp. ...................................    3,500   $    95,200
  SunTrust Banks, Inc. ...............................    4,200       249,228
  Union Planters Corp. ...............................    3,000        93,090
                                                                  -----------
                                                                    1,858,509
                                                                  -----------
REITS--0.5%
  Equity Office Properties Trust .....................   11,000       297,110
  Equity Residential .................................    5,700       147,915
                                                                  -----------
                                                                      445,025
                                                                  -----------
RESTAURANTS--0.1%
  Yum! Brands, Inc. (b) ..............................    2,500        73,900
                                                                  -----------
SEMICONDUCTOR EQUIPMENT--0.3%
  Applied Materials, Inc. (b) ........................   19,200       304,512
                                                                  -----------
SEMICONDUCTORS--2.4%
  Advanced Micro Devices, Inc. (b) ...................   17,000       108,970
  Altera Corp. (b) ...................................   11,100       182,040
  Intel Corp. ........................................   68,800     1,429,939
  Linear Technology Corp. ............................    8,000       257,680
  Maxim Integrated Products, Inc. ....................    3,100       105,989
  Texas Instruments, Inc. ............................    2,800        49,280
                                                                  -----------
                                                                    2,133,898
                                                                  -----------
SOFT DRINKS--1.5%
  Coca-Cola Co. (The) ................................   18,000       835,380
  Coca-Cola Enterprises, Inc. ........................    3,800        68,970
  PepsiCo, Inc. ......................................   10,200       453,900
                                                                  -----------
                                                                    1,358,250
                                                                  -----------
SPECIALTY CHEMICALS--0.2%
  Rohm & Haas Co. ....................................    4,500       139,635
                                                                  -----------
SPECIALTY STORES--0.7%
  Bed Bath & Beyond, Inc. (b) ........................    8,700       337,647
  Office Depot, Inc. (b) .............................    8,700       126,237
  Tiffany & Co. ......................................    3,900       127,452
                                                                  -----------
                                                                      591,336
                                                                  -----------
STEEL--0.1%
  Worthington Industries, Inc. .......................    5,700        76,380
                                                                  -----------
SYSTEMS SOFTWARE--4.5%
  Microsoft Corp. ....................................  116,900     2,993,809
  Oracle Corp. (b) ...................................   46,800       562,536
  Symantec Corp. (b) .................................    4,500       197,370
  VERITAS Software Corp. (b) .........................   11,300       323,971
                                                                  -----------
                                                                    4,077,686
                                                                  -----------
THRIFTS & MORTGAGE FINANCE--1.5%
  Fannie Mae .........................................   13,800       930,672
  Washington Mutual, Inc. ............................   10,800       446,040
                                                                  -----------
                                                                    1,376,712
                                                                  -----------
TIRES & RUBBER--0.1%
  Cooper Tire & Rubber Co. ...........................    3,300        58,047
                                                                  -----------
TOBACCO--1.5%
  Altria Group, Inc. .................................   30,000     1,363,200
                                                                  -----------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
  Nextel Communications, Inc. Class A (b) ............   10,200       184,416
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $90,314,488) ...............................    88,228,846
                                                                  -----------


                                                         SHARES      VALUE
                                                        -------   -----------
FOREIGN COMMON STOCKS--0.7%
COMMUNICATIONS EQUIPMENT--0.2%
  Nokia Oyj ADR (Finland) ............................    9,500   $   156,085
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--0.5%
  ACE Ltd. (Bermuda) .................................    7,600       260,604
  XL Capital Ltd. Class A (Bermuda) ..................    2,000       166,000
                                                                  -----------
                                                                      426,604
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $522,328) ..................................       582,689
                                                                  -----------
TOTAL INVESTMENTS--98.4%
  (Identified cost $90,836,816) ...............................    88,811,535(a)
  Other assets and liabilities, net--1.6% .....................     1,470,287
                                                                  -----------
NET ASSETS--100.0% ............................................   $90,281,822
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $8,094,183 and gross depreciation of $11,809,549 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $92,526,901.
(b) Non-income producing.

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $90,836,816) .......................................         $ 88,811,535
Cash ...............................................................................................              190,575
Receivables
  Investment securities sold .......................................................................            1,785,547
  Dividends and interest ...........................................................................              132,891
  Fund shares sold .................................................................................               49,362
Prepaid expenses ...................................................................................                   58
                                                                                                             ------------
    Total assets ...................................................................................           90,969,968
                                                                                                             ------------
LIABILITIES
Payables
  Investment securities purchased ..................................................................              466,225
  Fund shares repurchased ..........................................................................               95,347
  Printing fee .....................................................................................               45,590
  Investment advisory fee ..........................................................................               22,895
  Financial agent fee ..............................................................................                7,888
  Administration fee ...............................................................................                5,818
  Trustees' fee ....................................................................................                3,506
Accrued expenses ...................................................................................               40,877
                                                                                                             ------------
    Total liabilities ..............................................................................              688,146
                                                                                                             ------------
NET ASSETS .........................................................................................         $ 90,281,822
                                                                                                             ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................         $123,533,026
  Undistributed net investment income ..............................................................              204,625
  Accumulated net realized loss ....................................................................          (31,430,548)
  Net unrealized depreciation ......................................................................           (2,025,281)
                                                                                                             ------------
NET ASSETS .........................................................................................         $ 90,281,822
                                                                                                             ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................           10,061,754
                                                                                                             ============
Net asset value and offering price per share .......................................................                $8.97
                                                                                                                    =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................          $   771,107
  Interest .........................................................................................                5,508
                                                                                                              -----------
    Total investment income ........................................................................              776,615
                                                                                                              -----------
EXPENSES
  Investment advisory fee ..........................................................................              188,532
  Financial agent fee ..............................................................................               44,504
  Administration fee ...............................................................................               32,260
  Custodian ........................................................................................               22,711
  Printing .........................................................................................               13,508
  Professional .....................................................................................               12,539
  Trustees .........................................................................................                2,646
  Miscellaneous ....................................................................................                7,604
                                                                                                              -----------
    Total expenses .................................................................................              324,304
    Less expenses borne by investment adviser ......................................................              (51,980)
                                                                                                              -----------
    Net expenses ...................................................................................              272,324
                                                                                                              -----------
NET INVESTMENT INCOME ..............................................................................              504,291
                                                                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................           (7,125,731)
  Net realized loss on futures contracts ...........................................................             (213,478)
  Net change in unrealized appreciation (depreciation) on investments ..............................           15,092,183
  Net change in unrealized appreciation (depreciation) on futures ..................................               25,887
                                                                                                              -----------
NET GAIN ON INVESTMENTS ............................................................................            7,778,861
                                                                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................          $ 8,283,152
                                                                                                              ===========

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/03        YEAR ENDED
                                                                                                     (UNAUDITED)       12/31/02
                                                                                                     ------------    -------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................... $    504,291    $     860,866
  Net realized gain (loss) .........................................................................   (7,339,209)     (14,499,980)
  Net change in unrealized appreciation (depreciation) .............................................   15,118,070      (12,371,803)
                                                                                                     ------------    -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................    8,283,152      (26,010,917)
                                                                                                     ------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ............................................................................     (399,009)        (865,183)
                                                                                                     ------------    -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ........................................     (399,009)        (865,183)
                                                                                                     ------------    -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,953,582 and 3,390,402 shares, respectively) .....................   16,169,651       31,856,784
  Net asset value of shares issued from reinvestment of distributions (46,610 and 97,959 shares,
    respectively) ..................................................................................      399,009          865,183
  Cost of shares repurchased (2,090,260 and 3,092,001 shares, respectively) ........................  (17,149,063)     (28,361,225)
                                                                                                     ------------    -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........................................     (580,403)       4,360,742
                                                                                                     ------------    -------------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................................    7,303,740      (22,515,358)
NET ASSETS
  Beginning of period ..............................................................................   82,978,082      105,493,440
                                                                                                     ------------    -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $204,625 AND $99,343,
    RESPECTIVELY) .................................................................................. $ 90,281,822    $  82,978,082
                                                                                                     ============    =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                            SIX MONTHS
                                                               ENDED                          YEAR ENDED DECEMBER 31,
                                                              6/30/03       ------------------------------------------------------
                                                            (UNAUDITED)      2002         2001(3)      2000        1999      1998
                                                            -----------     ------       ------       ------      ------    ------
Net asset value, beginning of period .....................     $ 8.17       $10.81       $12.44       $14.64      $13.08    $10.49
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...........................       0.05         0.08         0.09         0.11        0.12      0.12
  Net realized and unrealized gain (loss) ................       0.79        (2.63)       (1.57)       (1.75)       2.33      3.19
                                                               ------       ------       ------       ------      ------    ------
    TOTAL FROM INVESTMENT OPERATIONS .....................       0.84        (2.55)       (1.48)       (1.64)       2.45      3.31
                                                               ------       ------       ------       ------      ------    ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...................      (0.04)       (0.09)       (0.08)       (0.11)      (0.12)    (0.12)
  Distributions from net realized gains ..................         --           --        (0.07)       (0.45)      (0.77)    (0.60)
                                                               ------       ------       ------       ------      ------    ------
    TOTAL DISTRIBUTIONS ..................................      (0.04)       (0.09)       (0.15)       (0.56)      (0.89)    (0.72)
                                                               ------       ------       ------       ------      ------    ------
CHANGE IN NET ASSET VALUE ................................       0.80        (2.64)       (1.63)       (2.20)       1.56      2.59
                                                               ------       ------       ------       ------      ------    ------
NET ASSET VALUE, END OF PERIOD ...........................     $ 8.97       $ 8.17       $10.81       $12.44      $14.64    $13.08
                                                               ======       ======       ======       ======      ======    ======
Total return .............................................      10.29%(5)   (23.68)%     (11.90)%     (11.47)%     18.86%    31.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ....................    $90,282      $82,978     $105,493     $115,625    $131,860   $69,522
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (1) .................................       0.65%(4)     0.63%(2)     0.55%(2)     0.55%       0.55%     0.55%
  Net investment income ..................................       1.20%(4)     0.91%        0.80%        0.80%       0.95%     1.08%
Portfolio turnover .......................................         43%(5)       44%          40%          63%         45%       45%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.77%, 0.73%, 0.70%, 0.69%, 0.75% and 0.82% for the periods ended June 30, 2003,
    December 31, 2002, 2001, 2000, 1999 and 1998, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets. Per share ratios and supplemental data from prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES       VALUE
                                                         ------    ----------
COMMON STOCKS--92.9%
BIOTECHNOLOGY--2.6%
  Amgen, Inc. (b) ....................................    2,500    $  166,100
                                                                   ----------
BREWERS--0.5%
  Anheuser-Busch Cos., Inc. ..........................      700        35,735
                                                                   ----------
BROADCASTING & CABLE TV--2.4%
  Comcast Corp. Special Class A (b) ..................    5,400       155,682
                                                                   ----------
COMMUNICATIONS EQUIPMENT--1.8%
  Cisco Systems, Inc. (b) ............................    5,300        88,457
  Tellabs, Inc. (b) ..................................    4,800        31,536
                                                                   ----------
                                                                      119,993
                                                                   ----------
COMPUTER HARDWARE--4.9%
  Dell Computer Corp. (b) ............................    4,000       127,840
  Hewlett-Packard Co. ................................    8,800       187,440
                                                                   ----------
                                                                      315,280
                                                                   ----------
CONSUMER FINANCE--3.0%
  MBNA Corp. .........................................    9,350       194,854
                                                                   ----------
DEPARTMENT STORES--3.8%
  Federated Department Stores, Inc. ..................    1,300        47,905
  Kohl's Corp. (b) ...................................    3,000       154,140
  Sears, Roebuck and Co. .............................    1,400        47,096
                                                                   ----------
                                                                      249,141
                                                                   ----------
DISTRIBUTORS--1.1%
  Genuine Parts Co. ..................................    2,200        70,422
                                                                   ----------
DIVERSIFIED BANKS--4.2%
  Bank of America Corp. ..............................    1,700       134,351
  FleetBoston Financial Corp. ........................    2,000        59,420
  Wachovia Corp. .....................................    1,900        75,924
                                                                   ----------
                                                                      269,695
                                                                   ----------
DIVERSIFIED CHEMICALS--1.8%
  Dow Chemical Co. (The) .............................    2,100        65,016
  Du Pont (E.I.) de Nemours & Co. ....................    1,300        54,132
                                                                   ----------
                                                                      119,148
                                                                   ----------
DRUG RETAIL--1.1%
  Walgreen Co. .......................................    2,400        72,240
                                                                   ----------
ELECTRIC UTILITIES--3.0%
  American Electric Power Co., Inc. ..................    2,800        83,524
  Constellation Energy Group, Inc. ...................    1,500        51,450
  PPL Corp. ..........................................    1,400        60,200
                                                                   ----------
                                                                      195,174
                                                                   ----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
  Cooper Industries Ltd. Class A .....................    1,100        45,430
                                                                   ----------
ELECTRONIC MANUFACTURING SERVICES--0.4%
  Solectron Corp. (b) ................................    7,100        26,554
                                                                   ----------
FOOD RETAIL--1.0%
  Safeway, Inc. (b) ..................................    3,300        67,518
                                                                   ----------
GAS UTILITIES--0.9%
  Sempra Energy ......................................    2,100        59,913
                                                                   ----------
HEALTH CARE DISTRIBUTORS--1.6%
  Cardinal Health, Inc. ..............................    1,600       102,880
                                                                   ----------
HEALTH CARE EQUIPMENT--1.8%
  Medtronic, Inc. ....................................    2,500       119,925
                                                                   ----------


                                                         SHARES       VALUE
                                                         ------    ----------
HOME FURNISHINGS--0.5%
  Leggett & Platt, Inc. ..............................    1,600    $   32,800
                                                                   ----------
HOME IMPROVEMENT RETAIL--2.1%
  Lowe's Cos., Inc. ..................................    3,100       133,145
                                                                   ----------
HOUSEHOLD APPLIANCES--0.9%
  Whirlpool Corp. ....................................      900        57,330
                                                                   ----------
HOUSEHOLD PRODUCTS--0.7%
  Procter & Gamble Co. (The) .........................      500        44,590
                                                                   ----------
HYPERMARKETS & SUPER CENTERS--2.6%
  Wal-Mart Stores, Inc. ..............................    3,100       166,377
                                                                   ----------
INDUSTRIAL CONGLOMERATES--1.6%
  General Electric Co. ...............................    3,700       106,116
                                                                   ----------
INDUSTRIAL MACHINERY--0.5%
  Eaton Corp. ........................................      400        31,444
                                                                   ----------
INTEGRATED OIL & GAS--3.4%
  ConocoPhillips .....................................    2,520       138,096
  Occidental Petroleum Corp. .........................    2,400        80,520
                                                                   ----------
                                                                      218,616
                                                                   ----------
INTEGRATED TELECOMMUNICATION SERVICES--0.8%
  Sprint Corp. (FON Group) ...........................    3,400        48,960
                                                                   ----------
INVESTMENT BANKING & BROKERAGE--2.8%
  Goldman Sachs Group, Inc. (The) ....................      975        81,656
  Lehman Brothers Holdings, Inc. .....................    1,000        66,480
  Morgan Stanley .....................................      800        34,200
                                                                   ----------
                                                                      182,336
                                                                   ----------
LIFE & HEALTH INSURANCE--1.5%
  MetLife, Inc. ......................................    3,500        99,120
                                                                   ----------
MANAGED HEALTH CARE--2.7%
  CIGNA Corp. ........................................      500        23,470
  UnitedHealth Group, Inc. ...........................    3,000       150,750
                                                                   ----------
                                                                      174,220
                                                                   ----------
MOVIES & ENTERTAINMENT--2.8%
  Viacom, Inc. Class B (b) ...........................    4,200       183,372
                                                                   ----------
MULTI-LINE INSURANCE--2.4%
  American International Group, Inc. .................    2,800       154,504
                                                                   ----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.6%
  Valero Energy Corp. ................................    1,000        36,330
                                                                   ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.2%
  Citigroup, Inc. ....................................    4,800       205,440
                                                                   ----------
PAPER PACKAGING--0.4%
  Smurfit-Stone Container Corp. (b) ..................    2,000        26,060
                                                                   ----------
PAPER PRODUCTS--1.3%
  Georgia-Pacific Corp. ..............................    2,200        41,690
  MeadWestvaco Corp. .................................    1,600        39,520
                                                                   ----------
                                                                       81,210
                                                                   ----------
PHARMACEUTICALS--5.8%
  Johnson & Johnson ..................................    1,300        67,210
  Pfizer, Inc. .......................................    8,940       305,301
                                                                   ----------
                                                                      372,511
                                                                   ----------

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

                                                         SHARES       VALUE
                                                         ------    ----------
PROPERTY & CASUALTY INSURANCE--2.8%
  Allstate Corp. (The) ...............................    1,700    $   60,605
  Chubb Corp. (The) ..................................    1,200        72,000
  Travelers Property Casualty Corp. Class A ..........    3,000        47,700
                                                                   ----------
                                                                      180,305
                                                                   ----------
RAILROADS--4.4%
  Burlington Northern Santa Fe Corp. .................    4,400       125,136
  CSX Corp. ..........................................    2,200        66,198
  Norfolk Southern Corp. .............................    4,800        92,160
                                                                   ----------
                                                                      283,494
                                                                   ----------
REGIONAL BANKS--0.8%
  National City Corp. ................................    1,500        49,065
                                                                   ----------
SEMICONDUCTORS--1.8%
  Intel Corp. ........................................    5,600       116,391
                                                                   ----------
SYSTEMS SOFTWARE--3.4%
  Microsoft Corp. ....................................    8,700       222,807
                                                                   ----------
TECHNOLOGY DISTRIBUTORS--0.1%
  Tech Data Corp. (b) ................................      300         8,013
                                                                   ----------
THRIFTS & MORTGAGE FINANCE--5.6%
  Fannie Mae .........................................    2,000       134,880
  Golden West Financial Corp. ........................    1,000        80,010
  Washington Mutual, Inc. ............................    3,500       144,550
                                                                   ----------
                                                                      359,440
                                                                   ----------
TOBACCO--0.6%
  Altria Group, Inc. .................................      850        38,624
                                                                   ----------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
  Sprint Corp. (PCS Group) (b) .......................    2,000        11,500
                                                                   ----------
TOTAL COMMON STOCKS
  (Identified cost $5,912,422) ................................     6,009,804
                                                                   ----------
FOREIGN COMMON STOCKS--4.1%
AUTO PARTS & EQUIPMENT--0.9%
  Magna International, Inc. Class A (Canada) .........      900        60,543
                                                                   ----------
COMMUNICATIONS EQUIPMENT--2.2%
  Nokia Oyj ADR (Finland) ............................    5,000        82,150
  Nortel Networks Corp. (Canada) (b) .................   21,900        59,130
                                                                   ----------
                                                                      141,280
                                                                   ----------
PHARMACEUTICALS--1.0%
  GlaxoSmithKline plc ADR (United Kingdom) ...........    1,600        64,864
                                                                   ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $254,877) ..................................       266,687
                                                                   ----------
TOTAL LONG TERM INVESTMENTS--97.0%
  (Identified cost $6,167,299) ................................     6,276,491
                                                                   ----------


                                                        SHARES        VALUE
                                                        -------    ----------
SHORT-TERM OBLIGATIONS--3.7%
MONEY MARKET MUTUAL FUNDS--3.7%
  SSgA Money Market Fund (0.80% seven day
    effective yield) .................................  236,195    $  236,195
                                                                   ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $236,195) ..................................       236,195
                                                                   ----------
TOTAL INVESTMENTS--100.7%
  (Identified cost $6,403,494) ................................     6,512,686(a)
  Other assets and liabilities, net--(0.7)% ...................       (46,919)
                                                                   ----------
NET ASSETS--100.0% ............................................    $6,465,767
                                                                   ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $547,674 and gross depreciation of $443,122 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $6,408,134.
(b) Non-income producing.

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $6,403,494) ........................................         $6,512,686
Receivables
  Fund shares sold .................................................................................             17,805
  Dividends and interest ...........................................................................              9,767
  Receivable from adviser ..........................................................................              5,127
Prepaid expenses ...................................................................................                  3
                                                                                                             ----------
    Total assets ...................................................................................          6,545,388
                                                                                                             ----------
LIABILITIES
Payables
  Investment securities purchased ..................................................................             22,395
  Fund shares repurchased ..........................................................................                637
  Professional fee .................................................................................             30,506
  Printing fee .....................................................................................             14,798
  Financial agent fee ..............................................................................              3,508
  Trustees' fee ....................................................................................              3,505
  Administration fee ...............................................................................                406
Accrued expenses ...................................................................................              3,866
                                                                                                             ----------
    Total liabilities ..............................................................................             79,621
                                                                                                             ----------
NET ASSETS .........................................................................................         $6,465,767
                                                                                                             ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................         $7,041,864
  Undistributed net investment income ..............................................................             18,266
  Accumulated net realized loss ....................................................................           (703,555)
  Net unrealized appreciation ......................................................................            109,192
                                                                                                             ----------
NET ASSETS .........................................................................................         $6,465,767
                                                                                                             ==========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................            730,308
                                                                                                             ==========
Net asset value and offering price per share .......................................................              $8.85
                                                                                                                  =====



STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................          $  47,902
  Interest .........................................................................................                918
  Foreign taxes withheld ...........................................................................               (320)
                                                                                                              ---------
    Total investment income ........................................................................             48,500
                                                                                                              ---------
EXPENSES
  Investment advisory fee ..........................................................................             23,371
  Financial agent fee ..............................................................................             19,725
  Administration fee ...............................................................................              2,117
  Professional .....................................................................................             20,917
  Custodian ........................................................................................              5,752
  Trustees .........................................................................................              2,646
  Printing .........................................................................................                641
  Miscellaneous ....................................................................................              6,337
                                                                                                              ---------
    Total expenses .................................................................................             81,506
    Less expenses borne by investment adviser ......................................................            (51,260)
                                                                                                              ---------
    Net expenses ...................................................................................             30,246
                                                                                                              ---------
NET INVESTMENT INCOME ..............................................................................             18,254
                                                                                                              ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................           (159,003)
  Net change in unrealized appreciation (depreciation) on investments ..............................            724,140
                                                                                                              ---------
NET GAIN ON INVESTMENTS ............................................................................            565,137
                                                                                                              ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................          $ 583,391
                                                                                                              =========

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/03      YEAR ENDED
                                                                                                     (UNAUDITED)     12/31/02
                                                                                                     -----------    -----------
FROM OPERATIONS
  Net investment income (loss) .....................................................................  $   18,254    $    24,044
  Net realized gain (loss) .........................................................................    (159,003)      (543,609)
  Net change in unrealized appreciation (depreciation) .............................................     724,140       (797,607)
                                                                                                      ----------    -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................     583,391     (1,317,172)
                                                                                                      ----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ............................................................................          --        (24,032)
                                                                                                      ----------    -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ........................................          --        (24,032)
                                                                                                      ----------    -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (187,317 and 400,415 shares, respectively) .........................   1,560,573      3,666,149
  Net asset value of shares issued from reinvestment of distributions (0 and 3,028 shares,
    respectively) ..................................................................................          --         24,032
  Cost of shares repurchased (93,695 and 113,479 shares, respectively) .............................    (754,641)      (979,382)
                                                                                                      ----------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........................................     805,932      2,710,799
                                                                                                      ----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................................   1,389,323      1,369,595
NET ASSETS
  Beginning of period ..............................................................................   5,076,444      3,706,849
                                                                                                      ----------    -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $18,266 AND $12,
    RESPECTIVELY) ..................................................................................  $6,465,767    $ 5,076,444
                                                                                                      ==========    ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     SIX MONTHS
                                                                                        ENDED                   FROM INCEPTION
                                                                                       6/30/03     YEAR ENDED     10/29/01 TO
                                                                                     (UNAUDITED)    12/31/02       12/31/01
                                                                                     -----------   ----------   --------------
Net asset value, beginning of period .............................................     $ 7.97        $10.69          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...................................................       0.03          0.04            0.01
  Net realized and unrealized gain (loss) ........................................       0.85         (2.72)           0.69
                                                                                       ------        ------          ------
    TOTAL FROM INVESTMENT OPERATIONS .............................................       0.88         (2.68)           0.70
                                                                                       ------        ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...........................................         --         (0.04)          (0.01)
                                                                                       ------        ------          ------
    TOTAL DISTRIBUTIONS ..........................................................       0.00         (0.04)          (0.01)
                                                                                       ------        ------          ------
CHANGE IN NET ASSET VALUE ........................................................       0.88         (2.72)           0.69
                                                                                       ------        ------          ------
NET ASSET VALUE, END OF PERIOD ...................................................     $ 8.85        $ 7.97          $10.69
                                                                                       ======        ======          ======
Total return .....................................................................      11.04%(3)    (25.06)%          7.03%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ..........................................     $6,466        $5,076          $3,707
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ..........................................................       1.10%(2)      1.08%           1.05%(2)
  Net investment income ..........................................................       0.66%(2)      0.53%           0.80%(2)
Portfolio turnover ...............................................................         13%(3)        25%              1%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.96%, 3.76% and 7.93% for the periods ended June 30, 2003, December 31, 2002 and 2001, respectively.
(2) Annualized.
(3) Not annualized.

                        See Notes to Financial Statements

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                        -------   -----------
COMMON STOCKS--93.5%
REAL ESTATE INVESTMENT TRUSTS--93.5%
DIVERSIFIED--9.4%
  Colonial Properties Trust ..........................   43,283   $ 1,523,129
  iStar Financial, Inc. ..............................   61,418     2,241,757
  Vornado Realty Trust ...............................   62,428     2,721,861
                                                                  -----------
                                                                    6,486,747
                                                                  -----------
HEALTH CARE--3.1%
  Health Care Property Investors, Inc. ...............   17,850       755,948
  Health Care REIT, Inc. .............................   10,503       320,342
  Healthcare Realty Trust, Inc. ......................   36,723     1,070,475
                                                                  -----------
                                                                    2,146,765
                                                                  -----------
INDUSTRIAL/OFFICE--26.4%
INDUSTRIAL--9.9%
  CenterPoint Properties Trust .......................   53,680     3,287,900
  Keystone Property Trust ............................   14,981       277,298
  ProLogis ...........................................  120,536     3,290,633
                                                                  -----------
                                                                    6,855,831
                                                                  -----------
MIXED--1.0%
  Duke Realty Corp. ..................................   24,576       677,069
                                                                  -----------
OFFICE--15.5%
  Alexandria Real Estate Equities, Inc. ..............   28,890     1,300,050
  Arden Realty, Inc. .................................   26,000       674,700
  Boston Properties, Inc. ............................   63,015     2,760,057
  Corporate Office Properties Trust ..................  105,917     1,793,175
  Equity Office Properties Trust .....................   22,893       618,340
  Maguire Properties, Inc. (b) .......................   51,042       982,558
  SL Green Realty Corp. ..............................   73,227     2,554,890
                                                                  -----------
                                                                   10,683,770
                                                                  -----------
TOTAL INDUSTRIAL/OFFICE .......................................    18,216,670
                                                                  -----------
LODGING/RESORTS--1.0%
  Hospitality Properties Trust .......................   20,725       647,656
                                                                  -----------
RESIDENTIAL--12.1%
APARTMENTS--12.1%
  Apartment Investment & Management Co. Class A ......   17,764       614,634
  Archstone-Smith Trust ..............................   25,671       616,104
  Camden Property Trust ..............................   29,840     1,042,908
  Equity Residential .................................   36,816       955,375
  Essex Property Trust, Inc. .........................   25,659     1,468,978
  Home Properties of New York, Inc. ..................   18,472       650,953
  Town & Country Trust ...............................   29,223       679,435
  United Dominion Realty Trust, Inc. .................  136,649     2,353,096
                                                                  -----------
TOTAL RESIDENTIAL .............................................     8,381,483
                                                                  -----------
RETAIL--39.1%
FREE STANDING--1.4%
  Realty Income Corp. ................................   25,967       988,823
                                                                  -----------
REGIONAL MALLS--18.6%
  CBL & Associates Properties, Inc. ..................   70,310     3,023,330
  General Growth Properties, Inc. ....................   60,721     3,791,419
  Macerich Co. (The) .................................   77,670     2,728,547
  Simon Property Group, Inc. .........................   83,582     3,262,206
                                                                  -----------
                                                                   12,805,502
                                                                  -----------


                                                        SHARES       VALUE
                                                        -------   -----------
SHOPPING CENTERS--19.1%
  Chelsea Property Group, Inc. .......................   88,656   $ 3,573,723
  Developers Diversified Realty Corp. ................  119,186     3,389,650
  Pan Pacific Retail Properties, Inc. ................   69,303     2,727,073
  Tanger Factory Outlet Centers, Inc. ................   22,138       732,325
  Weingarten Realty Investors ........................   66,701     2,794,772
                                                                  -----------
                                                                   13,217,543
                                                                  -----------
TOTAL RETAIL ..................................................    27,011,868
                                                                  -----------
SELF STORAGE--2.4%
  Public Storage, Inc. ...............................   14,779       500,565
  Shurgard Storage Centers, Inc. Class A .............   35,393     1,170,801
                                                                  -----------
                                                                    1,671,366
                                                                  -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Identified cost $53,662,559) .................................    64,562,555
                                                                  -----------
REAL ESTATE OPERATING COMPANIES--0.0%
DIVERSIFIED--0.0%
  Vornado Operating, Inc. (b) ........................    3,110         1,866
                                                                  -----------
TOTAL REAL ESTATE OPERATING COMPANIES
(Identified cost $24,880) .....................................         1,866
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--93.5%
  (Identified cost $53,687,439) ...............................    64,564,421
                                                                  -----------


                                              STANDARD     PAR
                                              & POOR'S    VALUE
                                               RATING     (000)
                                              --------   ------
SHORT-TERM OBLIGATIONS--6.3%
COMMERCIAL PAPER--6.3%
  UBS Finance Delaware LLC 1.32%, 7/1/03 ...    A-1+     $2,715     2,715,000
  Gannett Co., Inc. 1.05%, 7/10/03 .........    A-1       1,660     1,659,564
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $4,374,564) ................................     4,374,564
                                                                  -----------
TOTAL INVESTMENTS--99.8%
  (Identified cost $58,062,003) ...............................    68,938,985(a)
  Other assets and liabilities, net--0.2% .....................       124,163
                                                                  -----------
NET ASSETS--100.0% ............................................   $69,063,148
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $11,179,477 and gross depreciation of $309,266 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $58,068,774.
(b) Non-income producing.

                        See Notes to Financial Statements

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $58,062,003) .......................................         $68,938,985
Cash ...............................................................................................                  28
Receivables
  Dividends and interest ...........................................................................             323,992
  Fund shares sold .................................................................................              69,552
Prepaid expenses ...................................................................................                  41
                                                                                                             -----------
    Total assets ...................................................................................          69,332,598
                                                                                                             -----------
LIABILITIES
Payables
  Fund shares repurchased ..........................................................................             139,774
  Printing fee .....................................................................................              44,185
  Investment advisory fee ..........................................................................              41,013
  Professional fee .................................................................................              27,857
  Financial agent fee ..............................................................................               6,763
  Administration fee ...............................................................................               4,210
  Trustees' fee ....................................................................................               3,506
Accrued expenses ...................................................................................               2,142
                                                                                                             -----------
    Total liabilities ..............................................................................             269,450
                                                                                                             -----------
NET ASSETS .........................................................................................         $69,063,148
                                                                                                             ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................         $56,704,097
  Undistributed net investment income ..............................................................             633,308
  Accumulated net realized gain ....................................................................             848,761
  Net unrealized appreciation ......................................................................          10,876,982
                                                                                                             -----------
NET ASSETS .........................................................................................         $69,063,148
                                                                                                             ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................           3,702,882
                                                                                                             ===========
Net asset value and offering price per share .......................................................              $18.65
                                                                                                                  ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................          $1,871,288
  Interest .........................................................................................              18,065
                                                                                                              ----------
    Total investment income ........................................................................           1,889,353
                                                                                                              ----------
EXPENSES
  Investment advisory fee ..........................................................................             230,757
  Financial agent fee ..............................................................................              38,057
  Administration fee ...............................................................................              23,691
  Printing .........................................................................................              12,940
  Professional .....................................................................................              11,051
  Custodian ........................................................................................               6,969
  Trustees .........................................................................................               2,646
  Miscellaneous ....................................................................................               7,100
                                                                                                              ----------
    Total expenses .................................................................................             333,211
    Custodian fees paid indirectly .................................................................                  (2)
                                                                                                              ----------
    Net expenses ...................................................................................             333,209
                                                                                                              ----------
NET INVESTMENT INCOME ..............................................................................           1,556,144
                                                                                                              ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities ..................................................................             862,308
  Net change in unrealized appreciation (depreciation) on investments ..............................           5,232,947
                                                                                                              ----------
NET GAIN ON INVESTMENTS ............................................................................           6,095,255
                                                                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................          $7,651,399
                                                                                                              ==========

                        See Notes to Financial Statements

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/03         YEAR ENDED
                                                                                                     (UNAUDITED)        12/31/02
                                                                                                     ------------     ------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................... $  1,556,144     $  2,052,975
  Net realized gain (loss) .........................................................................      862,308        1,545,677
  Net change in unrealized appreciation (depreciation) .............................................    5,232,947        1,444,444
                                                                                                     ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................    7,651,399        5,043,096
                                                                                                     ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ............................................................................   (1,116,400)      (2,051,903)
  Net realized long-term gains .....................................................................     (362,760)        (349,550)
                                                                                                     ------------     ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ........................................   (1,479,160)      (2,401,453)
                                                                                                     ------------     ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,825,761 and 2,653,627 shares, respectively) .....................   31,905,369       44,246,123
  Net asset value of shares issued from reinvestment of distributions (81,893 and 141,035 shares,
    respectively) ..................................................................................    1,479,160        2,401,453
  Cost of shares repurchased (1,970,730 and 1,672,433 shares, respectively) ........................  (33,946,011)     (27,342,947)
                                                                                                     ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........................................     (561,482)      19,304,629
                                                                                                     ------------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................................    5,610,757       21,946,272
NET ASSETS
  Beginning of period ..............................................................................   63,452,391       41,506,119
                                                                                                     ------------     ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $633,308 AND $193,564,
    RESPECTIVELY) .................................................................................. $ 69,063,148     $ 63,452,391
                                                                                                     ============     ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                   SIX MONTHS
                                                     ENDED                              YEAR ENDED DECEMBER 31,
                                                     6/30/03        ---------------------------------------------------------
                                                   (UNAUDITED)       2002          2001           2000      1999        1998
                                                   -----------      ------        ------         ------    ------      ------
Net asset value, beginning of period ............    $16.85         $15.70        $15.33         $12.21    $12.28      $16.38
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..................      0.44           0.63(3)       0.62           0.63      0.65        0.78
  Net realized and unrealized gain (loss) .......      1.78           1.26          0.37           3.07     (0.09)      (4.20)
                                                     ------         ------        ------         ------    ------      ------
    TOTAL FROM INVESTMENT OPERATIONS ............      2.22           1.89          0.99           3.70      0.56       (3.42)
                                                     ------         ------        ------         ------    ------      ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........     (0.32)         (0.65)        (0.62)         (0.58)    (0.63)      (0.65)
  Distributions from net realized gains .........     (0.10)         (0.09)           --             --        --       (0.02)
  Tax return of capital .........................        --             --            --             --        --       (0.01)
                                                     ------         ------        ------         ------    ------      ------
    TOTAL DISTRIBUTIONS .........................     (0.42)         (0.74)        (0.62)         (0.58)    (0.63)      (0.68)
                                                     ------         ------        ------         ------    ------      ------
CHANGE IN NET ASSET VALUE .......................      1.80           1.15          0.37           3.12     (0.07)      (4.10)
                                                     ------         ------        ------         ------    ------      ------
NET ASSET VALUE, END OF PERIOD ..................    $18.65         $16.85        $15.70         $15.33    $12.21      $12.28
                                                     ======         ======        ======         ======    ======      ======
Total return ....................................     13.30%(5)      12.08%         6.62%         30.78%     4.78%     (21.19)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ...........   $69,063        $63,452       $41,506        $34,815   $27,350     $36,408
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses ............................      1.08%(2)(4)    1.09%(1)(2)   1.00%(1)(2)    1.00%(1)  1.00%(1)    1.00%(1)
  Net investment income .........................      5.06%(4)       3.96%         4.21%          4.63%     5.06%       5.07%
Portfolio turnover ..............................        14%(5)         27%           37%            26%       28%         18%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.12%, 1.16%, 1.32%, 1.31% and 1.01% for the periods ended December 31, 2002, 2001,
    2000, 1999 and 1998, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                       --------  ------------
COMMON STOCKS--91.7%
AIR FREIGHT & COURIERS--2.5%
  United Parcel Service, Inc. Class B ................  226,100  $ 14,402,570
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--2.8%
  State Street Corp. .................................  418,000    16,469,200
                                                                 ------------
BIOTECHNOLOGY--5.3%
  Amgen, Inc. (b) ....................................  368,600    24,489,784
  Genentech, Inc. (b) ................................   93,290     6,728,075
                                                                 ------------
                                                                   31,217,859
                                                                 ------------
BROADCASTING & CABLE TV--1.1%
  Univision Communications, Inc. Class A (b) .........  209,450     6,367,280
                                                                 ------------
COMMUNICATIONS EQUIPMENT--3.8%
  Cisco Systems, Inc. (b) ............................1,350,520    22,540,179
                                                                 ------------
COMPUTER HARDWARE--3.6%
  Dell Computer Corp. (b) ............................  228,000     7,286,880
  Hewlett-Packard Co. ................................  638,000    13,589,400
                                                                 ------------
                                                                   20,876,280
                                                                 ------------
CONSUMER FINANCE--8.6%
  American Express Co. ...............................  433,310    18,116,691
  MBNA Corp. .........................................  601,500    12,535,260
  SLM Corp. ..........................................  512,400    20,070,708
                                                                 ------------
                                                                   50,722,659
                                                                 ------------
DEPARTMENT STORES--2.8%
  Kohl's Corp. (b) ...................................  314,000    16,133,320
                                                                 ------------
DIVERSIFIED BANKS--2.8%
  Comerica, Inc. .....................................  117,000     5,440,500
  Wells Fargo & Co. ..................................  216,000    10,886,400
                                                                 ------------
                                                                   16,326,900
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--1.1%
  Apollo Group, Inc. Class A (b) .....................  108,000     6,670,080
                                                                 ------------
FOOD DISTRIBUTORS--3.3%
  Sysco Corp. ........................................  642,000    19,285,680
                                                                 ------------
HEALTH CARE EQUIPMENT--4.8%
  Medtronic, Inc. ....................................  591,920    28,394,402
                                                                 ------------
HOME IMPROVEMENT RETAIL--2.5%
  Lowe's Cos., Inc. ..................................  345,900    14,856,405
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--2.2%
  Carnival Corp. .....................................  400,000    13,004,000
                                                                 ------------
HOUSEHOLD PRODUCTS--2.8%
  Colgate-Palmolive Co. ..............................  285,900    16,567,905
                                                                 ------------
HYPERMARKETS & SUPER CENTERS--4.4%
  Costco Wholesale Corp. (b) .........................  240,900     8,816,940
  Wal-Mart Stores, Inc. ..............................  313,250    16,812,128
                                                                 ------------
                                                                   25,629,068
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--2.3%
  Goldman Sachs Group, Inc. (The) ....................  160,000    13,400,000
                                                                 ------------
MOTORCYCLE MANUFACTURERS--2.6%
  Harley-Davidson, Inc. ..............................  381,000    15,186,660
                                                                 ------------


                                                        SHARES       VALUE
                                                       --------  ------------
MOVIES & ENTERTAINMENT--4.8%
  Fox Entertainment Group, Inc. Class A (b) ..........  485,300  $ 13,966,934
  Viacom, Inc. Class B (b) ...........................  321,079    14,018,309
                                                                 ------------
                                                                   27,985,243
                                                                 ------------
PHARMACEUTICALS--8.4%
  Johnson & Johnson ..................................  353,520    18,276,984
  Pfizer, Inc. .......................................  904,807    30,899,159
                                                                 ------------
                                                                   49,176,143
                                                                 ------------
RESTAURANTS--1.1%
  Starbucks Corp. (b) ................................  252,000     6,179,040
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--2.1%
  Applied Materials, Inc. (b) ........................  766,000    12,148,760
                                                                 ------------
SEMICONDUCTORS--3.9%
  Intel Corp. ........................................  789,030    16,399,200
  Texas Instruments, Inc. ............................  370,620     6,522,912
                                                                 ------------
                                                                   22,922,112
                                                                 ------------
SOFT DRINKS--3.4%
  PepsiCo, Inc. ......................................  447,000    19,891,500
                                                                 ------------
SPECIALTY STORES--1.9%
  Staples, Inc. (b) ..................................  619,000    11,358,650
                                                                 ------------
SYSTEMS SOFTWARE--6.8%
  Microsoft Corp. ....................................  701,000    17,952,610
  Oracle Corp. (b) ...................................1,837,270    22,083,985
                                                                 ------------
                                                                   40,036,595
                                                                 ------------
TOTAL COMMON STOCKS
  (Identified cost $489,783,862) ..............................   537,748,490
                                                                 ------------
FOREIGN COMMON STOCKS--1.1%
PHARMACEUTICALS--1.1%
  Teva Pharmaceutical Industries Ltd. ADR (Israel) ...  120,000     6,831,600
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $5,418,710) ................................     6,831,600
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--92.8%
  (Identified cost $495,202,572) ..............................   544,580,090
                                                                 ------------


                                              STANDARD     PAR
                                              & POOR'S    VALUE
                                               RATING     (000)
                                              --------   ------
SHORT-TERM OBLIGATIONS--7.3%
COMMERCIAL PAPER--7.3%
  UBS Finance Delaware LLC 1.32%, 7/1/03 ....   A-1+     $2,555     2,555,000
  Special Purpose Accounts Receivable
    Cooperative Corp. 1%, 7/2/03 ............   A-1       3,320     3,319,908
  Koch Industries, Inc. 1.08%, 7/3/03 .......   A-1+      3,175     3,174,809
  Harley-Davidson Funding Corp. 1%, 7/8/03 ..   A-1         465       464,910
  Preferred Receivables Funding Corp.
    0.99%, 7/9/03 ...........................   A-1       4,350     4,349,043
  Receivables Capital Corp. 1.03%, 7/10/03 ..   A-1+      4,250     4,248,906
  ABSC Capital Corp. 1.15%, 7/14/03 .........   A-1       2,500     2,498,962
  UBS Finance Delaware LLC 1.08%, 7/17/03 ...   A-1+      3,100     3,098,512
  Harley-Davidson Funding Corp. 1.05%,
    7/18/03 .................................   A-1       3,000     2,998,512
  General Electric Capital Corp. 1.03%,
    7/23/03 .................................   A-1+      3,750     3,747,640

                        See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

                                              STANDARD     PAR
                                              & POOR'S    VALUE
                                               RATING     (000)      VALUE
                                              --------   ------  ------------
COMMERCIAL PAPER--CONTINUED
  Harley-Davidson Funding Corp. 1%, 8/1/03 ..   A-1      $2,500  $  2,497,847
  Household Finance Corp. 1.04%, 8/1/03 .....   A-1       2,105     2,103,115
  Special Purpose Accounts Receivable
    Cooperative Corp. 1.16%, 8/6/03 .........   A-1       1,080     1,078,747
  Deluxe Corp. 1.05%, 8/8/03 ................   A-1       1,060     1,058,825
  ABSC Capital Corp. 1.08%, 9/8/03 ..........   A-1       2,440     2,435,089
  Private Export Funding Corp. 1.23%,
    9/30/03 .................................   A-1+      1,000       997,422
  Private Export Funding Corp. 1.18%,
    11/6/03 .................................   A-1+      2,195     2,187,039
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $42,812,367) ...............................    42,814,286
                                                                 ------------
TOTAL INVESTMENTS--100.1%
  (Identified cost $538,014,939) ..............................   587,394,376(a)
  Other assets and liabilities, net--(0.1)% ...................      (747,573)
                                                                 ------------
NET ASSETS--100.0% ............................................  $586,646,803
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $81,562,960 and gross depreciation of $32,208,504 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $538,039,920.
(b) Non-income producing.

                        See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $538,014,939) ......................................    $ 587,394,376
Cash ...............................................................................................            2,040
Receivables
  Fund shares sold .................................................................................          280,415
  Dividends and interest ...........................................................................          244,373
Prepaid expenses ...................................................................................              415
                                                                                                        -------------
    Total assets ...................................................................................      587,921,619
                                                                                                        -------------
LIABILITIES
Payables
  Fund shares repurchased ..........................................................................          580,818
  Investment advisory fee ..........................................................................          326,070
  Printing fee .....................................................................................          244,583
  Administration fee ...............................................................................           37,890
  Financial agent fee ..............................................................................           34,110
  Trustees' fee ....................................................................................            3,506
Accrued expenses ...................................................................................           47,839
                                                                                                        -------------
    Total liabilities ..............................................................................        1,274,816
                                                                                                        -------------
NET ASSETS .........................................................................................    $ 586,646,803
                                                                                                        =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $ 934,977,174
  Accumulated net investment loss ..................................................................         (205,213)
  Accumulated net realized loss ....................................................................     (397,504,595)
  Net unrealized appreciation ......................................................................       49,379,437
                                                                                                        -------------
NET ASSETS .........................................................................................    $ 586,646,803
                                                                                                        =============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................       48,946,429
                                                                                                        =============
Net asset value and offering price per share .......................................................           $11.99
                                                                                                               ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................     $  2,066,239
  Interest .........................................................................................          149,223
  Foreign taxes withheld ...........................................................................           (1,632)
                                                                                                         ------------
    Total investment income ........................................................................        2,213,830
                                                                                                         ------------
EXPENSES
  Investment advisory fee ..........................................................................        1,875,085
  Financial agent fee ..............................................................................          196,256
  Administration fee ...............................................................................          216,771
  Printing .........................................................................................           72,499
  Custodian ........................................................................................           26,362
  Professional .....................................................................................           15,340
  Trustees .........................................................................................            2,646
  Miscellaneous ....................................................................................            5,718
                                                                                                         ------------
    Total expenses .................................................................................        2,410,677
    Custodian fees paid indirectly .................................................................             (109)
                                                                                                         ------------
    Net expenses ...................................................................................        2,410,568
                                                                                                         ------------
NET INVESTMENT LOSS ................................................................................         (196,738)
                                                                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................      (19,184,719)
  Net change in unrealized appreciation (depreciation) on investments ..............................       76,901,814
                                                                                                         ------------
NET GAIN ON INVESTMENTS ............................................................................       57,717,095
                                                                                                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................     $ 57,520,357
                                                                                                         ============

                        See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      SIX MONTHS
                                                                                                         ENDED
                                                                                                        6/30/03       YEAR ENDED
                                                                                                      (UNAUDITED)      12/31/02
                                                                                                     ------------   -------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................... $   (196,738)  $     576,571
  Net realized gain (loss) .........................................................................  (19,184,719)    (72,968,748)
  Net change in unrealized appreciation (depreciation) .............................................   76,901,814    (149,660,502)
                                                                                                     ------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................   57,520,357    (222,052,679)
                                                                                                     ------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ............................................................................     (585,046)             --
                                                                                                     ------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTION TO SHAREHOLDERS .........................................     (585,046)             --
                                                                                                     ------------   -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (2,552,640 and 6,094,031 shares, respectively) .....................   28,756,292      74,997,170
  Net asset value of shares issued in conjunction with Plan of Reorganization
    (0 and 2,949,789 shares, respectively) (See Note 9) ............................................           --      39,773,479
  Net asset value of shares issued from reinvestment of distributions (53,745 and
    0 shares, respectively) ........................................................................      585,046              --
  Cost of shares repurchased (6,365,898 and 21,400,063 shares, respectively) .......................  (70,705,890)   (259,210,763)
                                                                                                     ------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........................................  (41,364,552)   (144,440,114)
                                                                                                     ------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................................   15,570,759    (366,492,793)
NET ASSETS
  Beginning of period ..............................................................................  571,076,044     937,568,837
                                                                                                     ------------   -------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
    NET INVESTMENT INCOME OF ($205,213) AND $576,571, RESPECTIVELY) ................................ $586,646,803   $ 571,076,044
                                                                                                     ============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                        SIX MONTHS
                                                           ENDED                        YEAR ENDED DECEMBER 31,
                                                          6/30/03         ---------------------------------------------------------
                                                        (UNAUDITED)        2002        2001(2)       2000         1999        1998
                                                        -----------       ------      ------        ------       ------      ------
Net asset value, beginning of period .................    $10.84          $14.41      $22.49        $28.57       $23.93      $19.16
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .......................        --(1)         0.01          --(1)         --(1)      0.03        0.03
  Net realized and unrealized gain (loss) ............      1.16           (3.58)      (7.72)        (4.91)        6.97        5.65
                                                          ------          ------      ------        ------       ------      ------
    Total from investment operations .................      1.16           (3.57)      (7.72)        (4.91)        7.00        5.68
                                                          ------          ------      ------        ------       ------      ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...............     (0.01)             --       (0.01)           --(1)     (0.06)      (0.03)
  Distributions from net realized gains ..............        --              --       (0.35)        (1.17)       (2.31)      (0.88)
                                                          ------          ------      ------        ------       ------      ------
    TOTAL DISTRIBUTIONS ..............................     (0.01)             --       (0.36)        (1.17)       (2.37)      (0.91)
                                                          ------          ------      ------        ------       ------      ------
  Capital contribution from Adviser ..................        --              --          --            --         0.01          --
                                                          ------          ------      ------        ------       ------      ------
CHANGE IN NET ASSET VALUE ............................      1.15           (3.57)      (8.08)        (6.08)        4.64        4.77
                                                          ------          ------      ------        ------       ------      ------
NET ASSET VALUE, END OF PERIOD .......................    $11.99          $10.84      $14.41        $22.49       $28.57      $23.93
                                                          ======          ======      ======        ======       ======      ======
Total return .........................................     10.73%(5)      (24.81)%    (34.57)%      (17.77)%      29.67%      30.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ................  $586,647        $571,076    $937,569    $1,680,036   $2,269,090  $1,876,296
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses .................................      0.86%(3)(4)     0.75%(3)    0.72%(3)      0.68%        0.68%       0.69%
  Net investment income ..............................     (0.07)%(4)       0.08%       0.01%         0.03%        0.11%       0.15%
Portfolio turnover ...................................        16%(5)         115%         58%           82%         106%        102%

(1) Amount is less than $0.01.
(2) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets. Per share ratios and supplemental data from prior periods have not been restated to reflect this change.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES      VALUE
                                                        -------   -----------
COMMON STOCKS--87.3%
AEROSPACE & DEFENSE--0.7%
  Alliant Techsystems, Inc. (b) ......................    1,900   $    98,629
                                                                  -----------
AIR FREIGHT & COURIERS--1.8%
  Expeditors International of Washington, Inc. .......    4,770       165,233
  Pacer International, Inc. (b) ......................    5,500       103,730
                                                                  -----------
                                                                      268,963
                                                                  -----------
APPAREL RETAIL--2.3%
  Mothers Work, Inc. (b) .............................    6,700       179,359
  Urban Outfitters, Inc. (b) .........................    4,700       168,730
                                                                  -----------
                                                                      348,089
                                                                  -----------
APPLICATION SOFTWARE--2.5%
  BEA Systems, Inc. (b) ..............................   20,800       225,888
  Edwards (J.D.) & Co. (b) ...........................   10,700       153,331
                                                                  -----------
                                                                      379,219
                                                                  -----------
ASSET MANAGEMENT & CUSTODY BANKS--6.4%
  Gabelli Asset Management, Inc. Class A (b) .........   17,075       616,407
  Janus Capital Group, Inc. ..........................   20,270       332,428
                                                                  -----------
                                                                      948,835
                                                                  -----------
BIOTECHNOLOGY--8.4%
  Abgenix, Inc. (b) ..................................    9,400        98,606
  Affymetrix, Inc. (b) ...............................    3,430        67,606
  ICOS Corp. (b) .....................................    4,300       158,025
  IDEC Pharmaceuticals Corp. (b) .....................   12,885       438,090
  MedImmune, Inc. (b) ................................    4,800       174,576
  NPS Pharmaceuticals, Inc. (b) ......................   12,945       315,081
                                                                  -----------
                                                                    1,251,984
                                                                  -----------
COMMUNICATIONS EQUIPMENT--0.6%
  Advanced Fibre Communications, Inc. (b) ............    5,600        91,112
                                                                  -----------
COMPUTER & ELECTRONICS RETAIL--0.3%
  Good Guys, Inc. (b) ................................   27,890        41,556
                                                                  -----------
DIVERSIFIED COMMERCIAL SERVICES--6.9%
  Corporate Executive Board Co. (The) (b) ............   12,510       507,030
  Tetra Tech, Inc. (b) ...............................   30,562       523,527
                                                                  -----------
                                                                    1,030,557
                                                                  -----------
GENERAL MERCHANDISE STORES--1.3%
  99 Cents Only Stores (b) ...........................    5,500       188,760
                                                                  -----------
HEALTH CARE DISTRIBUTORS--3.2%
  Omnicare, Inc. .....................................   14,325       484,042
                                                                  -----------
HEALTH CARE EQUIPMENT--1.9%
  Cyberonics, Inc (b) ................................    3,800        81,738
  Nektar Therapeutics (b) ............................   21,370       197,245
                                                                  -----------
                                                                      278,983
                                                                  -----------
HEALTH CARE SERVICES--1.4%
  Advisory Board Co. (The) (b) .......................    5,315       215,364
                                                                  -----------
INTERNET SOFTWARE & SERVICES--8.0%
  Digital Insight Corp. (b) ..........................   17,800       339,090
  j2 Global Communications, Inc. (b) .................    1,900        87,362
  Overture Services, Inc. (b) ........................   11,400       206,682
  United Online, Inc. (b) ............................   22,000       557,480
                                                                  -----------
                                                                    1,190,614
                                                                  -----------


                                                         SHARES      VALUE
                                                        -------   -----------
IT CONSULTING & OTHER SERVICES--1.0%
  ManTech International Corp. Class A (b) ............    7,500   $   143,850
                                                                  -----------
LEISURE PRODUCTS--3.4%
  MarineMax, Inc. (b) ................................    8,000       112,000
  Marvel Enterprises, Inc. (b) .......................   11,900       227,290
  Polaris Industries, Inc. ...........................    2,700       165,780
                                                                  -----------
                                                                      505,070
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--4.6%
  Evergreen Resources, Inc. (b) ......................    6,200       336,722
  Ultra Petroleum Corp. (b) ..........................   27,100       349,861
                                                                  -----------
                                                                      686,583
                                                                  -----------
PHARMACEUTICALS--6.2%
  Medicines Co. (The) (b) ............................   16,810       330,989
  Sepracor, Inc. (b) .................................   32,700       589,581
                                                                  -----------
                                                                      920,570
                                                                  -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.9%
  Corrections Corporation of America (b) .............   11,200       283,696
                                                                  -----------
RESTAURANTS--3.0%
  Cheesecake Factory, Inc. (The) (b) .................   12,287       440,980
                                                                  -----------
SEMICONDUCTOR EQUIPMENT--2.7%
  Cymer, Inc. (b) ....................................   11,680       368,621
  Rudolph Technologies, Inc. (b) .....................    2,225        35,511
                                                                  -----------
                                                                      404,132
                                                                  -----------
SEMICONDUCTORS--10.9%
  Artisan Components, Inc. (b) .......................    9,600       217,056
  Integrated Circuit Systems, Inc. (b) ...............   12,800       402,304
  International Rectifier Corp. (b) ..................    6,100       163,602
  Intersil Corp. Class A (b) .........................   21,051       560,167
  Micrel, Inc. (b) ...................................   17,255       179,280
  Semtech Corp. (b) ..................................    7,400       105,376
                                                                  -----------
                                                                    1,627,785
                                                                  -----------
SPECIALTY STORES--4.8%
  Advance Auto Parts, Inc. (b) .......................    2,970       180,873
  Cost Plus, Inc. (b) ................................   15,100       538,466
                                                                  -----------
                                                                      719,339
                                                                  -----------
THRIFTS & MORTGAGE FINANCE--2.1%
  Federal Agricultural Mortgage Corp. Class C (b) ....   14,035       313,682
                                                                  -----------
TRADING COMPANIES & DISTRIBUTORS--1.0%
  Fastenal Co. .......................................    4,420       150,015
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $11,395,815) ...............................    13,012,409
                                                                  -----------
FOREIGN COMMON STOCKS--4.8%
ASSET MANAGEMENT & CUSTODY BANKS--3.1%
  Stewart (W.P.) & Co. Ltd. (Bermuda) ................   20,300       454,720
                                                                  -----------
SEMICONDUCTORS--1.7%
  O2Micro International Ltd. (Cayman Islands) (b) ....   15,900       256,149
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $570,149) ..................................       710,869
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--92.1%
  (Identified cost $11,965,964) ...............................    13,723,278
                                                                  -----------


                        See Notes to Financial Statements

                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

                                              STANDARD     PAR
                                              & POOR'S    VALUE
                                               RATING     (000)      VALUE
                                              --------   ------   -----------
SHORT-TERM OBLIGATIONS--8.4%
COMMERCIAL PAPER--8.4%
  Corporate Asset Funding Co. 1.10%, 7/1/03 .   A-1+       $570   $   570,000
  Special Purpose Accounts Receivable
    Cooperative Corp. 1%, 7/2/03 ............   A-1         320       319,991
  UBS Finance Delaware LLC 1.08%, 7/18/03 ...   A-1+        365       364,814
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,254,805) ................................     1,254,805
                                                                  -----------
TOTAL INVESTMENTS--100.5%
  (Identified cost $13,220,769) ...............................    14,978,083(a)
  Other assets and liabilities, net--(0.5)% ...................       (72,512)
                                                                  -----------
NET ASSETS--100.0% ............................................   $14,905,571
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,124,942 and gross depreciation of $1,559,799 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $13,412,940.
(b) Non-income producing.

                        See Notes to Financial Statements

                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $13,220,769) .......................................    $14,978,083
Cash ...............................................................................................          1,071
Receivables
  Fund shares sold .................................................................................         46,342
  Investment securities sold .......................................................................            916
Prepaid expenses ...................................................................................              7
                                                                                                        -----------
    Total assets ...................................................................................     15,026,419
                                                                                                        -----------
LIABILITIES
Payables
  Fund shares repurchased ..........................................................................         54,137
  Professional fee .................................................................................         30,506
  Printing fee .....................................................................................         19,988
  Financial agent fee ..............................................................................          3,884
  Trustees' fee ....................................................................................          3,506
  Investment adviser fee ...........................................................................          2,391
  Administration fee ...............................................................................            918
Accrued expenses ...................................................................................          5,518
                                                                                                        -----------
    Total liabilities ..............................................................................        120,848
                                                                                                        -----------
NET ASSETS .........................................................................................    $14,905,571
                                                                                                        ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $20,677,814
  Accumulated net investment loss ..................................................................        (55,656)
  Accumulated net realized loss ....................................................................     (7,473,901)
  Net unrealized appreciation ......................................................................      1,757,314
                                                                                                        -----------
NET ASSETS .........................................................................................    $14,905,571
                                                                                                        ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................      2,813,779
                                                                                                        ===========
Net asset value and offering price per share .......................................................          $5.30
                                                                                                              =====


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................     $   12,158
  Interest .........................................................................................          4,200
                                                                                                         ----------
    Total investment income ........................................................................         16,358
                                                                                                         ----------
EXPENSES
  Investment advisory fee ..........................................................................         51,850
  Financial agent fee ..............................................................................         21,628
  Administration fee ...............................................................................          4,436
  Professional .....................................................................................         14,990
  Trustees .........................................................................................          6,426
  Custodian ........................................................................................          5,468
  Printing .........................................................................................          4,381
  Miscellaneous ....................................................................................          2,646
                                                                                                         ----------
    Total expenses .................................................................................        111,825
    Less expenses borne by investment adviser ......................................................        (39,810)
    Custodian fees paid indirectly .................................................................             (1)
                                                                                                         ----------
    Net expenses ...................................................................................         72,014
                                                                                                         ----------
NET INVESTMENT LOSS ................................................................................        (55,656)
                                                                                                         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................       (772,990)
  Net change in unrealized appreciation (depreciation) on investments ..............................      3,098,661
                                                                                                         ----------
NET GAIN ON INVESTMENTS ............................................................................      2,325,671
                                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................     $2,270,015
                                                                                                         ==========

                        See Notes to Financial Statements

                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/03      YEAR ENDED
                                                                                                     (UNAUDITED)     12/31/02
                                                                                                     -----------    -----------
FROM OPERATIONS
  Net investment income (loss) ..................................................................... $   (55,656)   $  (111,548)
  Net realized gain (loss) .........................................................................    (772,990)    (4,130,418)
  Net change in unrealized appreciation (depreciation) .............................................   3,098,661         62,238
                                                                                                     -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................   2,270,015     (4,179,728)
                                                                                                     -----------    -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (869,230 and 1,423,821 shares, respectively) .......................   4,040,545      7,265,575
  Cost of shares repurchased (532,800 and 1,113,474 shares, respectively) ..........................  (2,364,032)    (5,591,337)
                                                                                                     -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........................................   1,676,513      1,674,238
                                                                                                     -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................................   3,946,528     (2,505,490)
NET ASSETS
  Beginning of period ..............................................................................  10,959,043     13,464,533
                                                                                                     -----------    -----------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($55,656) AND
    $0, RESPECTIVELY) .............................................................................. $14,905,571    $10,959,043
                                                                                                     ===========    ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                SIX MONTHS          YEAR ENDED
                                                                                   ENDED           DECEMBER 31,      FROM INCEPTION
                                                                                  6/30/03       ------------------     8/15/00 TO
                                                                                (UNAUDITED)      2002        2001       12/31/00
                                                                                -----------     ------      ------   --------------
Net asset value, beginning of period ........................................     $ 4.42        $ 6.21      $ 8.48       $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..............................................      (0.02)        (0.05)(6)   (0.04)(6)     0.01
  Net realized and unrealized gain (loss) ...................................       0.90         (1.74)      (2.23)       (1.53)
                                                                                  ------        ------      ------       ------
    TOTAL FROM INVESTMENT OPERATIONS ........................................       0.88         (1.79)      (2.27)       (1.52)
                                                                                  ------        ------      ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income ......................................         --            --          --(4)        --
                                                                                  ------        ------      ------       ------
    TOTAL DISTRIBUTIONS .....................................................         --            --          --           --
                                                                                  ------        ------      ------       ------
CHANGE IN NET ASSET VALUE ...................................................       0.88         (1.79)      (2.27)       (1.52)
                                                                                  ------        ------      ------       ------
NET ASSET VALUE, END OF PERIOD ..............................................     $ 5.30        $ 4.42      $ 6.21       $ 8.48
                                                                                  ======        ======      ======       ======
Total return ................................................................      19.75%(2)    (28.80)%    (26.72)%     (15.18)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) .......................................    $14,906       $10,959     $13,465       $7,270
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) ....................................................       1.25%(1)(5)   1.23%(5)    1.15%(5)     1.15%(1)
  Net investment income (loss) ..............................................      (0.97)%(1)    (0.99)%     (0.55)%       0.21%(1)
Portfolio turnover ..........................................................         23%(2)        65%         31%          21%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.94%, 2.22%, 2.13% and 3.93% for the periods ended June 30, 2003, December 31, 2002, 2001 and 2000, respectively.
(4) Amount is less than $0.01.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(6) Computed using average shares outstanding.

                        See Notes to Financial Statements

                       PHOENIX-GOODWIN MONEY MARKET SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

 FACE
 VALUE                                                                 INTEREST    MATURITY
 (000)  DESCRIPTION                                                      RATE        DATE         VALUE
------  -----------                                                    --------    --------   ------------
FEDERAL AGENCY SECURITIES--22.0%
$2,500  Fannie Mae (c),(d) .........................................     1.40%       7/3/03   $  2,500,000
 3,000  Fannie Mae Strips ..........................................     1.06       7/15/03      2,998,776
   385  Fannie Mae Discount Note ...................................     1.00       7/23/03        384,765
 3,000  FHLB Discount Note .........................................     0.89       7/23/03      2,998,368
 2,127  Fannie Mae Discount Note ...................................     1.10       7/25/03      2,125,440
 2,500  FHLB (c),(d) ...............................................     1.42       7/30/03      2,500,000
 2,500  Fannie Mae (c) .............................................     4.00       8/15/03      2,508,453
 4,900  FHLB Discount Note .........................................     0.91       8/22/03      4,893,559
 3,500  FHLB (c),(d) ...............................................     1.25       8/28/03      3,500,000
 3,500  FHLB (c),(d) ...............................................     1.27       8/28/03      3,500,000
 2,500  FHLB (c),(d) ...............................................     1.30        9/4/03      2,500,000
 2,500  FHLB (c),(d) ...............................................     1.25       9/11/03      2,500,000
 5,180  Fannie Mae Discount Note ...................................     0.87       9/17/03      5,170,236
 2,500  FHLB (c),(d) ...............................................     1.05       9/24/03      2,500,000
 2,135  Fannie Mae Discount Note ...................................     1.03      10/15/03      2,128,525
 3,500  Freddie Mac (c) ............................................     6.38      11/15/03      3,563,285
                                                                                              ------------
TOTAL FEDERAL AGENCY SECURITIES ...........................................................     46,271,407
                                                                                              ------------

                                                                                    RESET
                                                                                     DATE
                                                                                   --------
FEDERAL AGENCY SECURITIES--VARIABLE(b)--3.0%
   106  SBA (Final Maturity 1/25/21) ...............................     1.75        7/1/03        105,988
   628  SBA (Final Maturity 10/25/22) ..............................     1.75        7/1/03        628,053
 1,670  SBA (Final Maturity 11/25/21) ..............................     1.88        7/1/03      1,669,010
   338  SBA (Final Maturity 2/25/23) ...............................     1.75        7/1/03        338,234
   485  SBA (Final Maturity 2/25/23) ...............................     1.75        7/1/03        484,740
 1,101  SBA (Final Maturity 3/25/24) ...............................     1.63        7/1/03      1,101,052
   150  SBA (Final Maturity 5/25/21) ...............................     1.75        7/1/03        150,179
 1,348  SBA (Final Maturity 9/25/23) ...............................     1.63        7/1/03      1,348,062
                                                                                              ------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE .................................................      5,825,318
                                                                                              ------------
                                                             STANDARD
                                                             & POOR'S               MATURITY
                                                              RATING                  DATE
                                                             --------               --------
COMMERCIAL PAPER--66.0%
 3,780  Archer Daniels Midland Co. ..........................   A-1      1.25        7/1/03      3,780,000
 2,700  CIT Group, Inc. .....................................   A-1      1.28        7/1/03      2,700,000
   950  CIT Group, Inc. .....................................   A-1      1.29        7/1/03        950,000
 2,500  Pfizer, Inc. ........................................   A-1+     1.02        7/1/03      2,500,000
 2,405  Receivables Capital Corp. ...........................   A-1+     1.15        7/1/03      2,405,000
 1,040  ABN AMRO North American Finance, Inc. ...............   A-1+     1.07        7/2/03      1,039,969
 5,000  BellSouth Corp. .....................................   A-1      1.10        7/2/03      4,999,847
 3,450  Verizon Network Funding Corp. .......................   A-1+     1.08        7/3/03      3,449,793
 2,400  International Lease Finance Corp. ...................   A-1+     1.05        7/7/03      2,399,580
 1,500  Pitney Bowes, Inc. ..................................   A-1+     1.02        7/7/03      1,499,745
 3,395  Harley-Davidson Funding Corp. .......................   A-1      1.00        7/8/03      3,394,340
 1,068  Receivables Capital Corp. ...........................   A-1+     1.03        7/8/03      1,067,786
 1,500  Asset Securitization Corp. ..........................   A-1      1.05        7/9/03      1,499,650
 3,500  Ciesco LLC ..........................................   A-1+     1.22        7/9/03      3,499,051
 3,500  Harley-Davidson Funding Corp. .......................   A-1      1.17        7/9/03      3,499,090
 1,194  Receivables Capital Corp. ...........................   A-1+     1.03        7/9/03      1,193,727
 3,500  Receivables Capital Corp. ...........................   A-1+     1.05       7/10/03      3,499,081
 2,500  Donnelley (R.R.) & Sons Co. .........................   A-1      1.23       7/11/03      2,499,146
 2,300  General Electric Capital Corp. ......................   A-1+     1.14       7/11/03      2,299,272
 2,500  ABSC Capital Corp. ..................................   A-1      1.15       7/14/03      2,498,962
   517  ABSC Capital Corp. ..................................   A-1      1.28       7/14/03        516,761
 2,000  Household Finance Corp. .............................   A-1      1.25       7/14/03      1,999,097
   400  NetJets, Inc. .......................................   A-1+     1.25       7/14/03        399,819
 3,750  Household Finance Corp. .............................   A-1      1.08       7/16/03      3,748,313
 1,400  NetJets, Inc. .......................................   A-1+     1.22       7/17/03      1,399,241
 3,000  UBS Finance Delaware LLC ............................   A-1+     1.08       7/17/03      2,998,560

                        See Notes to Financial Statements

                       PHOENIX-GOODWIN MONEY MARKET SERIES

 FACE                                                        STANDARD
 VALUE                                                       & POOR'S  INTEREST    MATURITY
 (000)  DESCRIPTION                                           RATING     RATE        DATE         VALUE
------      ---------                                        --------  -------     --------   ------------
COMMERCIAL PAPER--CONTINUED
$2,500  UBS Finance Delaware LLC ............................   A-1+     1.08%      7/18/03   $  2,498,725
 3,500  ABSC Capital Corp. ..................................   A-1      1.27       7/21/03      3,497,531
 1,590  International Lease Finance Corp. ...................   A-1+     1.07       7/21/03      1,589,055
 3,000  Preferred Receivables Funding Corp. .................   A-1      1.05       7/21/03      2,998,250
 3,500  Preferred Receivables Funding Corp. .................   A-1      1.06       7/21/03      3,497,939
 4,000  Special Purpose Accounts Receivable Cooperative Corp.   A-1      1.00       7/23/03      3,997,556
 1,225  General Electric Capital Corp. ......................   A-1+     1.07       7/25/03      1,224,126
 2,480  Archer Daniels Midland Co. ..........................   A-1      1.25       7/29/03      2,477,589
 3,265  Preferred Receivables Funding Corp. .................   A-1      0.98       7/29/03      3,262,511
 1,000  CIT Group, Inc. .....................................   A-1      1.25        8/1/03        998,924
 2,500  Harley-Davidson Funding Corp. .......................   A-1      1.00        8/1/03      2,497,847
 3,500  Household Finance Corp. .............................   A-1      1.04        8/1/03      3,496,866
 3,000  Govco, Inc. .........................................   A-1+     1.22        8/4/03      2,996,543
 2,500  CIT Group, Inc. .....................................   A-1      1.00        8/5/03      2,497,569
 4,000  Special Purpose Accounts Receivable Cooperative Corp.   A-1      1.16        8/6/03      3,995,360
 2,480  Special Purpose Accounts Receivable Cooperative Corp.   A-1      1.25        8/7/03      2,476,814
 3,500  Deluxe Corp. ........................................   A-1      1.05        8/8/03      3,496,121
 3,500  General Electric Capital Corp. ......................   A-1+     1.27       8/11/03      3,494,938
 2,500  Verizon Network Funding Corp. .......................   A-1+     1.03       8/13/03      2,496,924
 2,960  International Lease Finance Corp. ...................   A-1+     1.04       8/19/03      2,955,810
 1,757  ABSC Capital Corp. ..................................   A-1      1.18       8/20/03      1,754,120
   500  Du Pont (E.I.) de Nemours & Co. .....................   A-1+     1.00       8/21/03        499,292
 4,250  NetJets, Inc. .......................................   A-1+     0.89       8/21/03      4,244,641
 2,500  Asset Securitization Corp. ..........................   A-1      1.05       8/29/03      2,495,698
 2,000  ABSC Capital Corp. ..................................   A-1      1.08        9/8/03      1,995,860
 3,500  CIT Group, Inc. .....................................   A-1      1.40       9/15/03      3,489,656
 3,605  Private Export Funding Corp. ........................   A-1+     1.23       9/30/03      3,593,791
 1,500  Private Export Funding Corp. ........................   A-1+     1.18       11/6/03      1,493,707
 3,340  Goldman Sachs Group, Inc. ...........................   A-1      0.92      11/18/03      3,328,050
 2,500  Private Export Funding Corp. ........................   A-1+     1.03      11/25/03      2,489,485
                                                                                              ------------
TOTAL COMMERCIAL PAPER ....................................................................    143,567,128
                                                                                              ------------
MEDIUM TERM NOTES(c)--9.0%
 2,915  Bank of America Corp. ...............................   A        6.20       8/15/03      2,931,668
 4,422  Bank of America Corp. ...............................   A        6.50       8/15/03      4,449,534
 3,750  Merrill Lynch & Co., Inc. (b) .......................   A+       1.48       8/15/03      3,751,752
   400  Associates Corp. of North America ...................   AA-      6.29       8/19/03        402,033
 1,913  Associates Corp. of North America ...................   AA-      5.75       11/1/03      1,939,003
 2,850  Private Export Funding Corp. ........................   AAA      5.73       1/15/04      2,916,392
 1,500  Associates Corp. of North America ...................   AA-      6.20       1/26/04      1,539,778
 1,706  Citicorp ............................................   A+       7.13       3/15/04      1,774,778
   500  Du Pont (E.I.) de Nemours & Co. .....................   AA-      8.13       3/15/04        523,479
                                                                                              ------------
TOTAL MEDIUM TERM NOTES ...................................................................     20,228,417
                                                                                              ------------
TOTAL INVESTMENTS--100.0%
  (Identified cost $215,892,270) ..........................................................    215,892,270(a)
Other assets and liabilities, net--0.0% ...................................................        414,152
                                                                                              ------------
NET ASSETS--100.0% ........................................................................   $216,306,422
                                                                                              ============

(a) Federal Income Tax Information: At June 30, 2003, the aggregate cost of securities was the same for book and tax purposes.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c) The interest rate shown is the coupon rate.
(d) Callable. The maturity date shown is the call date.

                        See Notes to Financial Statements

                       PHOENIX-GOODWIN MONEY MARKET SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $215,892,270) ......................................    $215,892,270
Cash ...............................................................................................       2,048,783
Receivables
  Fund shares sold .................................................................................       1,190,917
  Interest .........................................................................................         449,415
  Investment securities sold .......................................................................         130,108
Prepaid expenses ...................................................................................             171
                                                                                                        ------------
    Total assets ...................................................................................     219,711,664
                                                                                                        ------------
LIABILITIES
Payables
  Investment securities purchased ..................................................................       2,498,650
  Fund shares repurchased ..........................................................................         645,267
  Investment advisory fee ..........................................................................          69,515
  Financial agent fee ..............................................................................          14,741
  Administration fee ...............................................................................          13,382
  Trustees' fee ....................................................................................           3,506
Accrued expenses ...................................................................................         160,181
                                                                                                        ------------
    Total liabilities ..............................................................................       3,405,242
                                                                                                        ------------
NET ASSETS .........................................................................................    $216,306,422
                                                                                                        ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $216,306,422
                                                                                                        ------------
NET ASSETS .........................................................................................    $216,306,422
                                                                                                        ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................      21,630,700
                                                                                                        ============
Net asset value and offering price per share .......................................................          $10.00
                                                                                                              ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Interest .........................................................................................       $1,610,182
                                                                                                           ----------
    Total investment income ........................................................................        1,610,182
                                                                                                           ----------
EXPENSES
  Investment advisory fee ..........................................................................          459,577
  Financial agent fee ..............................................................................           91,856
  Administration fee ...............................................................................           88,460
  Custodian ........................................................................................           24,080
  Professional .....................................................................................            9,063
  Trustees .........................................................................................            2,646
  Miscellaneous ....................................................................................           12,235
                                                                                                           ----------
    Total expenses .................................................................................          687,917
    Custodian fees paid indirectly .................................................................             (633)
                                                                                                           ----------
    Net expenses ...................................................................................          687,284
                                                                                                           ----------
NET INVESTMENT INCOME ..............................................................................       $  922,898
                                                                                                           ==========

                        See Notes to Financial Statements

                       PHOENIX-GOODWIN MONEY MARKET SERIES

STATEMENT OF CHANGES IN NET ASSETS
                                                                                                      SIX MONTHS
                                                                                                         ENDED
                                                                                                        6/30/03       YEAR ENDED
                                                                                                      (UNAUDITED)      12/31/02
                                                                                                     -------------  -------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................... $     922,898  $   3,513,897
                                                                                                     -------------  -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................       922,898      3,513,897
                                                                                                     -------------  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ............................................................................      (922,898)    (3,513,897)
                                                                                                     -------------  -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ........................................      (922,898)    (3,513,897)
                                                                                                     -------------  -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (21,859,223 and 68,436,483 shares, respectively) ...................   218,592,231    684,364,835
  Net asset value of shares issued from reinvestment of distributions
    (92,296 and 351,390 shares, respectively) ......................................................       922,898      3,513,897
  Cost of shares repurchased (25,896,723 and 69,274,867 shares, respectively) ......................  (258,967,416)  (692,748,766)
                                                                                                     -------------  -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........................................   (39,452,287)    (4,870,034)
                                                                                                     -------------  -------------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................................   (39,452,287)    (4,870,034)
NET ASSETS
  Beginning of period ..............................................................................   255,758,709    260,628,743
                                                                                                     -------------  -------------
  END OF PERIOD .................................................................................... $ 216,306,422  $ 255,758,709
                                                                                                     =============  =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                         SIX MONTHS
                                                            ENDED                        YEAR ENDED DECEMBER 31,
                                                           6/30/03        -----------------------------------------------------
                                                         (UNAUDITED)       2002         2001        2000       1999       1998
                                                         -----------      ------       ------      ------     ------     ------
Net asset value, beginning of period ..................    $10.00         $10.00       $10.00      $10.00     $10.00     $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income ...............................      0.04           0.14         0.38        0.59       0.47       0.50
  Net realized gain ...................................        --             --           --(3)       --         --         --
                                                           ------         ------       ------      ------     ------     ------
    TOTAL FROM INVESTMENT OPERATIONS ..................      0.04           0.14         0.38        0.59       0.47       0.50
                                                           ------         ------       ------      ------     ------     ------
LESS DISTRIBUTIONS
  Dividends from net investment income ................     (0.04)         (0.14)       (0.38)      (0.59)     (0.47)     (0.50)
  Distributions from net realized gains ...............        --             --           --(3)       --         --         --
                                                           ------         ------       ------      ------     ------     ------
    TOTAL DISTRIBUTIONS ...............................     (0.04)         (0.14)       (0.38)      (0.59)     (0.47)     (0.50)
                                                           ------         ------       ------      ------     ------     ------
NET ASSET VALUE, END OF PERIOD ........................    $10.00         $10.00       $10.00      $10.00     $10.00     $10.00
                                                           ======         ======       ======      ======     ======     ======
Total return ..........................................      0.40%(5)       1.42%        3.82%       6.03%      4.82%      5.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) .................  $216,306       $255,759     $260,629    $179,968   $235,584   $196,811
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (1) ..............................      0.60%(2)(4)    0.56%(2)     0.55%(2)    0.55%      0.55%      0.55%
  Net investment income ...............................      0.80%(4)       1.41%        3.63%       5.83%      4.73%      4.99%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.60%, 0.58% and 0.57% for the periods ended December 31, 2001, 2000 and 1999, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Amount is less than $0.01.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         PAR
                                             MOODY'S    VALUE
                                             RATING     (000)        VALUE
                                             -------    ------   ------------
U.S. GOVERNMENT SECURITIES--0.5%
U.S. TREASURY NOTES--0.5%
  U.S. Treasury Note 3.625%, 5/15/13 .......   Aaa      $1,000   $  1,007,812
                                                                 ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $1,019,966) ...............................      1,007,812
                                                                 ------------
AGENCY MORTGAGE-BACKED SECURITIES--5.3%
GNMA 8%, 9/15/06 ...........................   Aaa           1          1,153
GNMA 8%, 10/15/06 ..........................   Aaa          33         34,416
GNMA 6.50%, '23-'32 ........................   Aaa       9,875     10,370,345
                                                                 ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $9,942,121) ...............................     10,405,914
                                                                 ------------
AGENCY NON MORTGAGE-BACKED SECURITIES--1.1%
  Fannie Mae 4.375%, 9/15/12 ...............   Aaa       2,000      2,093,312
                                                                 ------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
  (Identified cost $1,990,886) ...............................      2,093,312
                                                                 ------------
MUNICIPAL BONDS--11.7%
CALIFORNIA--1.5%
  Alameda Corridor Transportation Authority
    Revenue Taxable Series C 6.50%,
    10/1/19 ................................   Aaa         750        871,312
  Alameda Corridor Transportation Authority
    Revenue Taxable Series C 6.60%,
    10/1/29 ................................   Aaa       1,750      2,089,973
                                                                 ------------
                                                                    2,961,285
                                                                 ------------
CONNECTICUT--1.9%
  Mashantucket Western Pequot Tribe Revenue
    Taxable Series A 144A 6.91%, 9/1/12 (b)    Aaa       1,100      1,296,790
  Mashantucket Western Pequot Tribe Revenue
    Taxable Series A 144A 6.57%, 9/1/13 (b)    Aaa       2,140      2,473,348
                                                                 ------------
                                                                    3,770,138
                                                                 ------------
FLORIDA--1.9%
  Tampa Solid Waste System Revenue Taxable
    Series A 6.46%, 10/1/09 ................   Aaa       2,250      2,250,000
  University of Miami Exchangeable Revenue
    Taxable Series A 7.65%, 4/1/20 (d) .....   Aaa       1,310      1,430,638
                                                                 ------------
                                                                    3,680,638
                                                                 ------------
ILLINOIS--2.9%
  Chicago Water Revenue 5%, 11/1/31 ........   Aaa       3,500      3,615,850
  Illinois Educational Facilities Authority-
    Loyola University Revenue Taxable
    Series C 7.12%, 7/1/11 .................   Aaa       1,330      1,615,604
  Metropolitan Pier & Exposition Authority
    McCormick Place Expansion Revenue
    Series A 5%, 12/15/28 ..................   Aaa         500        519,240
                                                                 ------------
                                                                    5,750,694
                                                                 ------------
MASSACHUSETTS--0.8%
  Massachusetts Port Authority Revenue
    Taxable Series C 6.35%, 7/1/06 .........   Aa        1,500      1,671,135
                                                                 ------------
NEW JERSEY--1.2%
  New Jersey Economic Development Authority
    Pension Funding Revenue Taxable
    Series A 7.425%, 2/15/29 ...............   Aaa       1,750      2,318,855
                                                                 ------------


                                                         PAR
                                             MOODY'S    VALUE
                                             RATING     (000)        VALUE
                                             -------    ------   ------------
SOUTH DAKOTA--0.1%
  Educational Enhancement Funding Corp. ....
    Revenue Taxable Series A 6.72%, 6/1/25 .   Baa      $  337   $    318,270
                                                                 ------------
TEXAS--1.4%
  Frisco Independent School District General
    Obligation 5.125%, 8/15/30 .............   Aaa       1,000      1,050,360
  Texas State University System Revenue
    Taxable 6.16%, 3/15/06 .................   Aaa       1,495      1,640,628
                                                                 ------------
                                                                    2,690,988
                                                                 ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $20,926,186) ..............................     23,162,003
                                                                 ------------
ASSET-BACKED SECURITIES--2.1%
  AmeriCredit Automobile Receivables Trust
    01-D, A4 4.41%, 8/6/05 .................   Aaa       2,000      2,077,780
  Arc Net Interest Margin Trust 02-9A, A
    7.75%, 12/27/32 ........................   Baa         657        652,125
  Litigation Settlement Monetized Fee Trust
    02-5A 144A 6%, 10/25/10 (b) ............   Baa         790        718,881
  Pass-Through Amortizing Credit Card Trust
    02-1A, A4FX 8.721%, 6/18/12 ............   Baa         641        650,654
                                                                 ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $4,162,343) ...............................      4,099,440
                                                                 ------------
CORPORATE BONDS--35.1%
AIRLINES--3.4%
  America West Airlines, Inc. 00-G 8.057%,
    7/2/20 .................................   Aaa       1,094      1,226,390
  American Airlines, Inc. Series 01-2
    7.858%, 10/1/11 ........................   Baa       1,500      1,474,102
  Delta Air Lines 00-1 7.57%, 11/18/10 .....   Baa       1,500      1,542,843
  Northwest Airlines, Inc. 00-1 8.072%,
    10/1/19 ................................   Aaa         969      1,086,382
  US Airways Pass-Through Trust 98-1
    6.85%, 1/30/18 .........................   Baa       1,555      1,451,106
                                                                 ------------
                                                                    6,780,823
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.6%
  Janus Capital Group, Inc. 7.75%, 6/15/09 .   Baa       1,000      1,175,950
                                                                 ------------
AUTO PARTS & EQUIPMENT--1.2%
  American Axle & Manufacturing, Inc. 9.75%,
    3/1/09 .................................   Ba        1,000      1,080,000
  TRW Automotive, Inc. 144A 9.375%,
    2/15/13 (b) ............................   B         1,250      1,362,500
                                                                 ------------
                                                                    2,442,500
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.8%
  General Motors Corp. W.I. 7.125%, 7/15/13    Baa       1,500      1,491,990
                                                                 ------------
BROADCASTING & CABLE TV--1.6%
  Comcast Cable Communications, Inc. 6.75%,
    1/30/11 (m) ............................   Baa       1,000      1,147,871
  Insight Midwest LP/Insight Capital, Inc.
    144A 9.75%, 10/1/09 (b) ................   B           600        637,500
  Liberty Media Corp. 5.70%, 5/15/13 .......   Baa       1,250      1,270,651
                                                                 ------------
                                                                    3,056,022
                                                                 ------------
BUILDING PRODUCTS--0.6%
  American Standard, Inc. 7.375%, 2/1/08 ...   Ba        1,000      1,110,000
                                                                 ------------

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                         PAR
                                             MOODY'S    VALUE
                                             RATING     (000)       VALUE
                                             -------    ------   ------------
CASINOS & GAMING--1.3%
  MGM Mirage, Inc. 8.50%, 9/15/10 ..........   Ba       $  800   $    940,000
  Mohegan Tribal Gaming Authority 8.125%,
    1/1/06 .................................   Ba        1,560      1,700,400
                                                                 ------------
                                                                    2,640,400
                                                                 ------------
CATALOG RETAIL--0.4%
  USA Interactive, Inc. 7%, 1/15/13 ........   Baa         750        863,853
                                                                 ------------
COMMUNICATIONS EQUIPMENT--0.7%
  DirectTV Holdings LLC 144A 8.375%,
    3/15/13 (b) ............................   B         1,250      1,400,000
                                                                 ------------
CONSUMER FINANCE--2.7%
  Ford Motor Credit Co. 7.25%, 10/25/11 (m)    A           875        899,564
  General Electric Capital Corp. Series MTNA
    6%, 6/15/12 (m) ........................   Aaa       1,750      1,975,344
  General Motors Acceptance Corp. 6.875%,
    9/15/11 ................................   A           500        501,668
  Household Finance Corp. 6.75%, 5/15/11 ...   A           750        871,027
  Household Finance Corp. 6.375%, 11/27/12 .   A         1,000      1,139,126
                                                                 ------------
                                                                    5,386,729
                                                                 ------------
DIVERSIFIED BANKS--0.9%
  BNP U.S. Funding LLC 144A 7.738%,
    12/31/49 (b),(d) .......................   A         1,500      1,766,935
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--0.8%
  Mobile Mini, Inc. 144A 9.50%, 7/1/13 (b) .   B         1,500      1,560,000
                                                                 ------------
DIVERSIFIED METALS & MINING--0.3%
  Freeport-McMoRan Copper & Gold, Inc.
    10.125%, 2/1/10 ........................   B           500        560,000
                                                                 ------------
ENVIRONMENTAL SERVICES--0.6%
  Allied Waste Industries, Inc. 7.40%,
     9/15/35 ...............................   Ba          750        682,500
  Allied Waste North America Series B
     7.875%, 1/1/09 ........................   Ba          500        525,625
                                                                 ------------
                                                                    1,208,125
                                                                 ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
  IMC Global, Inc. 7.625%, 11/1/05 .........   Ba        1,000      1,065,000
                                                                 ------------
GAS UTILITIES--0.6%
  Amerigas Partners /Amerigas Eagle Finance
    Corp. Series B 8.875%, 5/20/11 .........   BB        1,000      1,095,000
                                                                 ------------
HEALTH CARE DISTRIBUTORS--1.1%
  AmerisourceBergen Corp. 8.125%, 9/1/08 ...   Ba        1,000      1,105,000
  Omnicare, Inc. 6.125%, 6/1/13 ............   Ba        1,000      1,025,000
                                                                 ------------
                                                                    2,130,000
                                                                 ------------
HEALTH CARE FACILITIES--1.8%
  HCA, Inc. 6.30%, 10/1/12 .................   Ba          900        920,122
  Service Corp. International 6%, 12/15/05 .   B           400        405,000
  Service Corp. International 7.20%, 6/1/06    B           600        606,000
  Tenet Healthcare Corp. 5.375%, 11/15/06 ..   Baa       1,000        960,000
  Tenet Healthcare Corp. 6.375%, 12/1/11 ...   Baa         750        693,750
                                                                 ------------
                                                                    3,584,872
                                                                 ------------
HEALTH CARE SERVICES--0.4%
  Laboratory Corp. of America Holdings 5.50%,
    2/1/13 .................................   Baa         750        802,985
                                                                 ------------
HOMEBUILDING--0.9%
  Ryland Group, Inc. (The) 8%, 8/15/06 .....   Ba        1,000      1,100,000
  WCI Communities, Inc. 9.125%, 5/1/12 .....   Ba          550        588,500
                                                                 ------------
                                                                    1,688,500
                                                                 ------------


                                                         PAR
                                             MOODY'S    VALUE
                                             RATING     (000)        VALUE
                                             -------    ------   ------------
HOTELS, RESORTS & CRUISE LINES--0.5%
  Park Place Entertainment Corp. 7%, 7/15/04   Ba       $1,000   $  1,015,000
                                                                 ------------
INDUSTRIAL CONGLOMERATES--0.5%
  Tyco International Group SA 6.375%,
    10/15/11 ...............................   Ba        1,000      1,055,000
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--2.1%
  Sprint Capital Corp. 7.625%, 1/30/11 .....   Baa       1,000      1,141,446
  Sprint Capital Corp. 8.375%, 3/15/12 .....   Baa       1,000      1,197,317
  Verizon Global Funding Corp. 7.25%,
    12/1/10 ................................   A         1,000      1,200,935
  Verizon Global Funding Corp. 6.875%,
    6/15/12 ................................   A           500        590,315
                                                                 ------------
                                                                    4,130,013
                                                                 ------------
LEISURE FACILITIES--0.2%
  Bally Total Fitness Holding Corp. Series D
    9.875%, 10/15/07 .......................   B           425        389,937
                                                                 ------------
METAL & GLASS CONTAINERS--0.7%
  Ball Corp. 6.875%, 12/15/12 ..............   Ba        1,250      1,331,250
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--2.6%
  Chesapeake Energy Corp. 8.375%, 11/1/08 ..   Ba        1,500      1,631,250
  Denbury Resources, Inc. 144A 7.50%,
    4/1/13 (b) .............................   B         1,000      1,035,000
  Magnum Hunter Resources, Inc. 9.60%,
    3/15/12 ................................   B         1,045      1,154,725
  Pioneer Natural Resource Co. 7.50%,
    4/15/12 ................................   Ba        1,200      1,376,986
                                                                 ------------
                                                                    5,197,961
                                                                 ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.4%
  Gulfterra Energy Partner W.I. 144A 6.25%,
    6/1/10 (b) .............................   Ba        1,000      1,002,500
  Motiva Enterprises LLC 144A 5.20%,
    9/15/12 (b) ............................   A         1,000      1,034,500
  Premcor Refining Group, Inc. (The) 144A
    9.25%, 2/1/10 (b) ......................   Ba          750        821,250
  Tesoro Petroleum Corp. 144A 8%, 4/15/08 (b)  Ba        1,000      1,030,000
  Valero Energy Corp. 6.875%, 4/15/12 ......   Baa         750        850,180
                                                                 ------------
                                                                    4,738,430
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.8%
  Erac USA Finance Co. 144A 7.35%,
    6/15/08 (b) ............................   Baa       1,000      1,165,400
  Pemex Project Funding Master Trust
    9.125%, 10/13/10 .......................   Baa       1,000      1,210,000
  Pemex Project Funding Master Trust 144A
    7.375%, 12/15/14 (b) ...................   Baa       1,000      1,095,000
                                                                 ------------
                                                                    3,470,400
                                                                 ------------
PACKAGED FOODS & MEATS--0.3%
  Del Monte Corp. 144A 8.625%, 12/15/12 (b)    B           550        585,750
                                                                 ------------
PAPER PACKAGING--0.5%
  Smurfit - Stone Container Corp. 8.25%,
    10/1/12 ................................   B         1,000      1,077,500
                                                                 ------------
PUBLISHING & PRINTING--0.6%
  Reed Elsevier Capital, Inc. 6.75%, 8/1/11    A         1,000      1,164,658
                                                                 ------------
RESTAURANTS--0.2%
  Mortons Restaurant Group W.I. 144A 7.50%,
    7/1/10 (b) .............................   B           400        344,000
                                                                 ------------
SPECIALTY CHEMICALS--0.4%
  Huntsman Advanced Materials 144A 11%,
    7/15/10 (b) ............................   B           675        707,063
                                                                 ------------

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                         PAR
                                             MOODY'S    VALUE
                                             RATING     (000)        VALUE
                                             -------    ------   ------------
SPECIALTY STORES--1.1%
  AutoNation, Inc. 9%, 8/1/08 ..............   Ba       $1,000   $  1,115,000
  Hollywood Entertainment Corp. 9.625%,
    3/15/11 ................................   B         1,025      1,126,219
                                                                 ------------
                                                                    2,241,219
                                                                 ------------
TOTAL CORPORATE BONDS
  (Identified cost $64,042,046) ..............................     69,257,865
                                                                 ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--11.3%
Bank of America Mortgage Securities 99-7,
  A24 6.50%, 7/25/29 .......................   AAA(c)    2,000      2,017,886
Commercial Resecuritization Trust 01-ABC2,
  A1 7.17%, 2/21/08 (m) ....................   Aaa       1,750      1,945,508
CS First Boston Mortgage Securities Corp.
  97-1R, 1M4 7.212%, 2/28/22 (d) ...........   Baa         351        351,144
First Chicago/Lennar Trust 97-CHL1, D
  7.975%, 5/29/08 (d) ......................   BB(c)     1,000      1,027,656
First Union Residential Securitization Trust
  98-A SA4 7%, 4/25/25 .....................   AAA(c)      210        215,866
GMAC Commercial Mortgage Securities, Inc.
  97-C2, A3 6.566%, 11/15/07 ...............   Aaa       1,000      1,131,182
Lehman Brothers Commercial Conduit
  Mortgage Trust 99-C2, A2 7.325%,
  9/15/09 ..................................   Aaa       2,100      2,509,385
Master Alternative Loan Trust 02-3, M2
  5.727%, 12/25/32 .........................   A         1,500      1,520,625
Morgan Stanley Capital I 98-W F2, C 6.77%,
  7/15/30 ..................................   AA(c)     1,700      1,986,016
Mortgage Capital Funding, Inc. 98-MC2, B
  6.549%, 5/18/08 (m) ......................   Aa        2,500      2,867,187
Norwest Asset Securities Corp. 99-5, B3
  6.25%, 3/25/14 ...........................   AA(c)     1,255      1,265,282
Norwest Asset Securities Corp. 99-10, B3
  6.25%, 4/25/14 ...........................   AA+(c)      724        731,372
Paine Webber Mortgage Acceptance Corp.
  00-1, M 7.75%, 9/25/30 ...................   AA(c)     1,044      1,042,555
Residential Funding Mortgage Securities I
  94-S7, M3 6.50%, 3/25/34 .................   Baa       1,391      1,413,517
Securitized Asset Sales, Inc. 95-6, B3 7%,
  12/25/10 .................................   NR          502        501,623
Summit Mortgage Trust 00-1, B3 4.463%,
  12/28/12 (d) .............................   A-(c)       697        696,647
Vanderbilt Mortgage Finance 02-C, A4 6.57%,
  8/7/24 ...................................   Aaa       1,000      1,049,046
                                                                 ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $20,577,339)...............................     22,272,497
                                                                 ------------
FOREIGN GOVERNMENT SECURITIES--19.7%
AUSTRIA--1.0%
  Republic of Austria 5.50%, 10/20/07 ......   Aaa       1,500(g)   1,904,756
                                                                 ------------
BRAZIL--3.8%
  Federal Republic of Brazil 10%, 1/16/07 ..   B           500        515,000
  Federal Republic of Brazil 11.50%, 3/12/08   B         1,000      1,050,000
  Federal Republic of Brazil 8%, 4/15/14 ...   B         6,650      5,855,816
                                                                 ------------
                                                                    7,420,816
                                                                 ------------
BULGARIA--0.4%
  Republic of Bulgaria 144A 8.25%,
    1/15/15 (b) ............................   Ba          496        587,760
  Republic of Bulgaria RegS 8.25%, 1/15/15 .   Ba          254        300,990
                                                                 ------------
                                                                      888,750
                                                                 ------------
CHILE--0.5%
  Republic of Chile 5.50%, 1/15/13 .........   Baa       1,000      1,058,000
                                                                 ------------


                                                         PAR
                                             MOODY'S    VALUE
                                             RATING     (000)        VALUE
                                             -------    ------   ------------
COLOMBIA--1.8%
  Republic of Colombia 10%, 1/23/12 ........   Ba       $1,000   $  1,122,500
  Republic of Colombia 10.75%, 1/15/13 .....   Ba          500        586,250
  Republic of Colombia 11.75%, 2/25/20 .....   Ba        1,500      1,878,750
                                                                 ------------
                                                                    3,587,500
                                                                 ------------
LITHUANIA--0.2%
  Republic of Lithuania 4.50%, 3/5/13 ......   Baa         350(g)     408,150
                                                                 ------------
MEXICO--2.9%
  United Mexican States 7.50%, 1/14/12 .....   Baa       4,500      5,152,500
  United Mexican States 6.625%, 3/3/15 .....   Baa         500        531,250
                                                                 ------------
                                                                    5,683,750
                                                                 ------------
NEW ZEALAND--0.5%
  Government of New Zealand 404 8%,
    4/15/04 ................................   Aaa       1,750(h)   1,048,824
                                                                 ------------
PANAMA--0.9%
  Republic of Panama 8.25%, 4/22/08 ........   Ba        1,000      1,107,500
  Republic of Panama 9.625%, 2/8/11 ........   Ba          500        581,250
                                                                 ------------
                                                                    1,688,750
                                                                 ------------
PHILIPPINES--0.5%
  Republic of Philippines 9%, 2/15/13 ......   Ba        1,000      1,078,130
                                                                 ------------
RUSSIA--2.8%
  Russian Federation RegS 5%, 3/31/30 (d) ..   Ba        5,750      5,591,875
                                                                 ------------
SOUTH AFRICA--0.9%
  Republic of South Africa R 150 12%,
    2/28/05 ................................   A         5,000(f)     697,043
  Republic of South Africa 5.25%, 5/16/13 ..   Baa       1,000(g)   1,105,280
                                                                 ------------
                                                                    1,802,323
                                                                 ------------
TURKEY--0.3%
  Republic of Turkey 11%, 1/14/13 ..........   B           500        505,625
                                                                 ------------
UKRAINE--2.0%
  Government of Ukraine 144A 7.65%,
    6/11/13 (b) ............................   B         1,250      1,246,100
  Government of Ukraine RegS 11%, 3/15/07 ..   B         2,427      2,672,379
                                                                 ------------
                                                                    3,918,479
                                                                 ------------
VENEZUELA--1.2%
  Republic of Venezuela DCB Series DL
    1.875%, 12/18/07 (d) ...................   CCC+(c)   3,000      2,407,500
                                                                 ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $36,151,481) ..............................     38,993,228
                                                                 ------------
FOREIGN CORPORATE BONDS--8.4%
BRAZIL--0.5%
  Cia Saneamento Basico 144A 12%,
    6/20/08 (b) ............................   B+(c)     1,000        975,000
                                                                 ------------
CANADA--1.4%
  Cascades, Inc. 144A 7.25%, 2/15/13 (b) ...   Ba        1,500      1,610,625
  Rogers Cable, Inc. 7.875%, 5/1/12 ........   Ba        1,000      1,090,000
                                                                 ------------
                                                                    2,700,625
                                                                 ------------
CAYMAN ISLANDS--0.6%
  Petrobras International Finance W.I.
    9.125%, 7/2/13 .........................   Ba        1,250      1,253,125
                                                                 ------------
FRANCE--0.9%
  Crown European Holdings SA 144A 10.25%,
    3/1/11 (b) .............................   B+(c)     1,500(g)   1,825,865
                                                                 ------------
INDONESIA--0.4%
  MEI Euro Finance Ltd. 144A 8.75%,
    5/22/10 (b) ............................   B           750        774,375
                                                                 ------------


                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                        PAR
                                             MOODY'S   VALUE
                                             RATING    (000)         VALUE
                                             -------   ------    ------------
IRELAND--0.5%
  Clondalkin Industries plc 10.625%, 1/15/10   B          750(g) $    955,996
                                                                 ------------
NETHERLANDS--2.4%
  Deutsche Telekom International Finance BV
    8.50%, 6/15/10 (d) .....................   Baa     $1,000       1,228,379
  Deutsche Telekom International Finance DT
    8.75%, 6/15/30 (d) .....................   Baa      1,000       1,274,090
  Kazkommerts International BV 144A 8.50%,
    4/16/13 (b) ............................   Baa      1,000         997,500
  Kazkommerts International BV RegS
    10.125%, 5/8/07 ........................   Baa        250         270,625
  Turanalem Finance BV 144A 7.875%,
    6/2/10 (b) .............................   Baa      1,000         982,500
                                                                 ------------
                                                                    4,753,094
                                                                 ------------
UKRAINE--0.9%
  Kyivstar GSM RegS 12.75%, 11/21/05 .......   B        1,600       1,760,000
                                                                 ------------
RUSSIA--0.6%
  Tyumen Oil Co. RegS 11%, 11/6/07 .........   Ba         500         581,875
  Tyumen Oil Co. 144A 11%, 11/6/07 (b) .....   Ba         500         581,250
                                                                 ------------
                                                                    1,163,125
                                                                 ------------
UNITED KINGDOM--0.2%
  Xerox Capital Europe plc 5.875%, 5/15/04 .   B          500         505,000
                                                                 ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $15,334,242) .............................      16,666,205
                                                                 ------------
LOAN AGREEMENTS--1.1%
BROADCASTING & CABLE TV--0.6%
  United Pan-Europe Communications Tranche
    C2 6.84%, 3/31/09 (d)(k) ...............   B        1,500       1,278,750
                                                                 ------------
FOREIGN GOVERNMENT GUARANTEED--0.5%
  Republic of Algeria 2.188%, 3/4/10 (d)(l)    B        1,000         945,000
                                                                 ------------
TOTAL LOAN AGREEMENTS
  (Identified cost $2,107,800) ..............................       2,223,750
                                                                 ------------


                                                       SHARES        VALUE
                                                       ------    ------------
COMMON STOCKS--0.0%
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
  AT&T Latin America Corp. Class A (e) ..............  64,050    $      8,327
                                                                 ------------
TOTAL COMMON STOCKS
  (Identified cost $281,820) ................................           8,327
                                                                 ------------
WARRANTS--0.0%
COMMUNICATIONS EQUIPMENT--0.0%
  Loral Space & Communications, Inc.
    Warrants (e),(i),(j) ............................   1,000               0
                                                                 ------------
TOTAL WARRANTS
  (Identified cost $0) ......................................               0
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--96.3%
  (Identified cost $176,536,230) ............................     190,190,353
                                                                 ------------


                                            STANDARD     PAR
                                            & POOR'S    VALUE
                                             RATING     (000)
                                            --------    ------
SHORT-TERM OBLIGATIONS--1.0%
COMMERCIAL PAPER--1.0%
  UBS Finance Delaware LLC 1.32%, 7/1/03 ...   A-1+     $1,990      1,990,000
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,990,000) ...............................      1,990,000
                                                                 ------------
TOTAL INVESTMENTS--97.3%
  (Identified cost $178,526,230) .............................    192,180,353(a)
  Other assets and liabilities, net--2.7% ....................      5,391,514
                                                                 ------------
NET ASSETS--100.0% ...........................................   $197,571,867
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,529,184 and gross depreciation of $877,539 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $178,528,708.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities amounted to a value of $29,617,392 or 15.0% of net assets.
(c) As rated by Standard & Poor's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Non-income producing.
(f) Par value represents South African Rand.
(g) Par value represents Euro.
(h) Par value represents New Zealand Dollar.
(i) Illiquid. At June 30, 2003, these securities amounted to $0 or 0.0% of net assets.
(j) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2003, this security, which is included in illiquid securities above, amounted to a value of $0 or 0.0% of net assets.
(k) Restricted security was acquired on 11/1/01 at a cost of $1,125.000.
(l) Restricted security was acquired on 3/31/03 at a cost of $934,000.
(m) All or a portion segregated as collateral for when-issued securities and forward currency contracts.

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $178,526,230) ......................................    $192,180,353
Cash ...............................................................................................         326,509
Receivables
  Investment securities sold .......................................................................      11,389,316
  Interest .........................................................................................       2,882,856
  Fund shares sold .................................................................................         330,199
Prepaid expenses ...................................................................................             121
                                                                                                        ------------
    Total assets ...................................................................................     207,109,354
                                                                                                        ------------
LIABILITIES
Payables
  Investment securities purchased ..................................................................       9,051,772
  Fund shares repurchased ..........................................................................         198,100
  Investment advisory fee ..........................................................................          81,973
  Net unrealized depreciation on forward currency contracts ........................................          77,348
  Financial agent fee ..............................................................................          13,665
  Administration fee ...............................................................................          12,624
  Trustees' fee ....................................................................................           3,505
Accrued expenses ...................................................................................          98,500
                                                                                                        ------------
    Total liabilities ..............................................................................       9,537,487
                                                                                                        ------------
NET ASSETS .........................................................................................    $197,571,867
                                                                                                        ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $213,768,833
  Undistributed net investment income ..............................................................          13,820
  Accumulated net realized loss ....................................................................     (29,792,955)
  Net unrealized appreciation ......................................................................      13,582,169
                                                                                                        ------------
NET ASSETS .........................................................................................    $197,571,867
                                                                                                        ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................      21,476,980
                                                                                                        ============
Net asset value and offering price per share .......................................................           $9.20
                                                                                                               =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Interest .........................................................................................     $ 6,882,046
                                                                                                         -----------
    Total investment income ........................................................................       6,882,046
                                                                                                         -----------
EXPENSES
  Investment advisory fee ..........................................................................         468,544
  Financial agent fee ..............................................................................          77,808
  Administration fee ...............................................................................          72,156
  Custodian ........................................................................................          24,958
  Printing .........................................................................................          15,481
  Professional .....................................................................................          12,522
  Trustees .........................................................................................           2,646
  Miscellaneous ....................................................................................          14,863
                                                                                                         -----------
    Total expenses .................................................................................         688,978
    Custodian fees paid indirectly .................................................................          (1,082)
                                                                                                         -----------
    Net expenses ...................................................................................         687,896
                                                                                                         -----------
NET INVESTMENT INCOME ..............................................................................       6,194,150
                                                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities ..................................................................       5,559,804
  Net realized loss on foreign currency transactions ...............................................         (14,515)
  Net change in unrealized appreciation (depreciation) on investments ..............................       5,028,829
  Net change in unrealized appreciation (depreciation) on foreign currency and foreign
    currency transactions ..........................................................................         (98,398)
                                                                                                         -----------
NET GAIN ON INVESTMENTS ............................................................................      10,475,720
                                                                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................     $16,669,870
                                                                                                         ===========

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/03       YEAR ENDED
                                                                                                     (UNAUDITED)      12/31/02
                                                                                                     ------------   ------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................... $  6,194,150   $ 12,342,596
  Net realized gain (loss) .........................................................................    5,545,289     (6,443,483)
  Net change in unrealized appreciation (depreciation) .............................................    4,930,431     10,809,599
                                                                                                     ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................   16,669,870     16,708,712
                                                                                                     ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ............................................................................   (7,340,817)   (12,522,750)
                                                                                                     ------------   ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ........................................   (7,340,817)   (12,522,750)
                                                                                                     ------------   ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (3,170,773 and 5,747,814 shares, respectively) .....................   28,604,657     49,403,636
  Net asset value of shares issued from reinvestment of distributions
  (815,873 and 1,471,035 shares, respectively) .....................................................    7,340,817     12,522,750
  Cost of shares repurchased (2,951,220 and 6,328,421 shares, respectively) ........................  (26,692,947)   (54,351,251)
                                                                                                     ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........................................    9,252,527      7,575,135
                                                                                                     ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................................   18,581,580     11,761,097
NET ASSETS
  Beginning of period ..............................................................................  178,990,287    167,229,190
                                                                                                     ------------   ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $13,820 AND $1,160,486,
    RESPECTIVELY) .................................................................................. $197,571,867   $178,990,287
                                                                                                     ============   ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                         SIX MONTHS
                                                            ENDED                        YEAR ENDED DECEMBER 31,
                                                           6/30/03        -----------------------------------------------------
                                                         (UNAUDITED)       2002        2001(4)     2000        1999       1998
                                                         -----------      ------      ------      ------      ------     ------
Net asset value, beginning of period ..................    $ 8.76         $ 8.55      $ 8.75      $ 8.92      $ 9.18     $10.38
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ........................      0.29           0.61        0.72(3)     0.75        0.73       0.77
  Net realized and unrealized gain (loss) .............      0.50           0.22       (0.21)      (0.19)      (0.24)     (1.17)
                                                           ------         ------      ------      ------      ------     ------
    TOTAL FROM INVESTMENT OPERATIONS ..................      0.79           0.83        0.51        0.56        0.49      (0.40)
                                                           ------         ------      ------      ------      ------     ------
LESS DISTRIBUTIONS
  Dividends from net investment income ................     (0.35)         (0.62)      (0.71)      (0.73)      (0.75)     (0.74)
  Distributions from net realized gains ...............        --             --          --          --          --      (0.06)
                                                           ------         ------      ------      ------      ------     ------
    TOTAL DISTRIBUTIONS ...............................     (0.35)         (0.62)      (0.71)      (0.73)      (0.75)     (0.80)
                                                           ------         ------      ------      ------      ------     ------
CHANGE IN NET ASSET VALUE .............................      0.44           0.21       (0.20)      (0.17)      (0.26)     (1.20)
                                                           ------         ------      ------      ------      ------     ------
NET ASSET VALUE, END OF PERIOD ........................    $ 9.20         $ 8.76      $ 8.55      $ 8.75      $ 8.92     $ 9.18
                                                           ======         ======      ======      ======      ======     ======
Total return ..........................................      9.16%(6)      10.00%       6.09%       6.47%       5.46%     (4.02)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) .................  $197,572       $178,990    $167,229    $160,101    $172,836   $187,363
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (1) ..............................      0.73%(2)(5)    0.69%(2)    0.65%(2)    0.65%       0.65%      0.64%
  Net investment income ...............................      6.61%(5)       7.05%       8.14%       8.45%       7.79%      7.61%
Portfolio turnover ....................................        70%(6)        168%        188%        148%        125%       160%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.71%, 0.69% and 0.71% for the periods ended December 31, 2001, 2000 and 1999, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Computed using average shares outstanding.
(4) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended December 31, 2001 was to increase the ratio of net investment income to average net assets from 8.13% to 8.14%. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) Annualized.
(6) Not annualized.

                        See Notes to Financial Statements

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                        PAR
                                             MOODY'S   VALUE
                                             RATING    (000)         VALUE
                                             -------   ------    ------------
AGENCY MORTGAGE-BACKED SECURITIES--9.6%
Fannie Mae 5%, 2/1/18 ......................   Aaa      $300     $   310,282
Fannie Mae 4.50%, 5/1/18 ...................   Aaa       200         204,375
Fannie Mae 5.50%, 7/1/33 ...................   Aaa       500         517,676
                                                                 -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $1,032,040) .............................       1,032,333
                                                                 -----------
MUNICIPAL BONDS--7.8%
CALIFORNIA--7.8%
  Oakland Pension Obligation Revenue Taxable
    Series A 6.95%, 12/15/08 (f) ...........   Aaa       250         299,165
  Sonoma County Pension Obligation Revenue
    Taxable Series A 2.43%, 12/1/06 ........   Aaa       250         250,812
  Ventura County Pension Obligation Taxable
    6.58%, 11/1/06 .........................   Aaa       250         284,165
                                                                 -----------
TOTAL MUNICIPAL BONDS
  (Identified cost $833,211) ...............................         834,142
                                                                 -----------
ASSET-BACKED SECURITIES--8.3%
  ABN AMRO Mortgage Corp. 02-9, A3 5.75%,
    12/25/32 (f) ...........................   Aaa       340         359,058
  AmeriCredit Automobile Receivables Trust
    01-D, A4 4.41%, 11/12/08 ...............   Aaa       200         207,778
  Ford Credit Auto Owner Trust 02-B, A4
    4.75%, 8/15/06 .........................   Aaa       150         158,873
  World Omni Auto Receivables Trust 02-A, A4
    4.05%, 7/15/09 .........................   Aaa       150         157,693
                                                                 -----------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $875,460) ...............................         883,402
                                                                 -----------
CORPORATE BONDS--35.6%
AIRLINES--0.9%
  American Airline Series 01-2 7.858%,
    10/1/11 ................................   Baa       100          98,274
                                                                 -----------
AUTOMOBILE MANUFACTURERS--3.2%
  DaimlerChrysler NA Holdings Corp. 4.05%,
    6/4/08 .................................   A         350         346,610
                                                                 -----------
BROADCASTING & CABLE TV--3.7%
  Comcast Cable Communications, Inc. 6.20%,
    11/15/08 ...............................   Baa       350         394,122
                                                                 -----------
CASINOS & GAMING--2.0%
  Harrahs Operating Co., Inc. 7.875%,
    12/15/05 ...............................   Ba        200         218,000
                                                                 -----------
DISTILLERS & VINTNERS--2.1%
  Constellation Brands, Inc. 8%, 2/15/08 ...   Ba        200         220,500
                                                                 -----------
DIVERSIFIED COMMERCIAL SERVICES--3.4%
  International Lease Finance Corp. 4.50%,
    5/1/08 .................................   A         350         366,568
                                                                 -----------
ENVIRONMENTAL SERVICES--5.8%
  Allied Waste North America Series B 8.50%,
    12/1/08 ................................   Ba        200         216,000
  Waste Management, Inc. 6.50%, 11/15/08 ...   Ba        350         400,167
                                                                 -----------
                                                                     616,167
                                                                 -----------
FOOD RETAIL--2.0%
  Delhaize America, Inc. 7.375%, 4/15/06 ...   Ba        200         211,000
                                                                 -----------
HEALTH CARE FACILITIES--3.1%
  Tenet Healthcare Corp. 5.375%, 11/15/06 ..   Baa       350         336,000
                                                                 -----------


                                                        PAR
                                             MOODY'S   VALUE
                                             RATING    (000)         VALUE
                                             -------   ------    ------------
INTEGRATED TELECOMMUNICATION SERVICES--3.9%
  Verizon Communications Corp. 7.51%,
    4/1/09 (f) .............................   A        $350     $   419,655
                                                                 -----------
INVESTMENT BANKING & BROKERAGE--3.5%
  Credit Suisse First Boston Corp. 4.625%,
    1/15/08 ................................   Aa        350         373,756
                                                                 -----------
OIL & GAS EXPLORATION & PRODUCTION--2.0%
  Chesapeake Energy Corp. 8.375%, 11/1/08 ..   Ba        200         217,500
                                                                 -----------
TOTAL CORPORATE BONDS
  (Identified cost $3,818,547) .............................       3,818,152
                                                                 -----------
NON-AGENCY MORTGAGE-BACKED SECURITIES--18.1%
  Bear Stearns Structured Products, Inc.
    02-2, A W.I. P.O. 0%, 6/25/29 ..........   Baa       200         184,031
  CS First Boston Mortgage Securities Corp.
    01-CK1, A2 6.25%, 12/16/35                 Aaa       250         282,608
  CS First Boston Mortgage Securities Corp.
    03-8, 3A24 5.50%, 4/25/33 ..............   Aaa       290         301,114
  CS First Boston Mortgage Securities Corp.
    97-C2, A3 6.55%, 1/17/35 ...............   Aaa       250         284,990
  GMAC Commercial Mortgage Securities, Inc.
    99-C1, B 6.295%, 5/15/33 ...............   AA(c)     250         285,820
  J.P. Morgan Chase Commercial Mortgage
    Securities Corp. 01-CIBC, A3 6.26%,
    3/15/33 ................................   AAA(c)    250         287,090
  Merrill Lynch Mortgage Investors, Inc.
    96-C1, C 7.42%, 4/25/28 ................   AA(c)     100         109,687
  Sasco Net Interest Margin Trust 03-18XS, A
    7.50%, 5/28/33 .........................   A         200         199,375
                                                                 -----------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $1,941,307) .............................       1,934,715
                                                                 -----------
FOREIGN GOVERNMENT SECURITIES--15.9%
BRAZIL--1.0%
  Federal Republic of Brazil 11.50%, 3/12/08   B          50          52,500
  Federal Republic of Brazil 8%, 4/15/14 ...   B          62          54,214
                                                                 -----------
                                                                     106,714
                                                                 -----------
BULGARIA--1.7%
  Republic of Bulgaria IAB 2.188%,
    7/28/11 (d) ............................   Ba        192         184,080
                                                                 -----------
CHILE--1.0%
  Republic of Chile 5.50%, 1/15/13 .........   Baa       100         105,800
                                                                 -----------
COLOMBIA--3.3%
  Republic of Colombia 11.375%, 1/31/08 ....   Ba        100 (e)     130,624
  Republic of Columbia 8.625%, 4/1/08 ......   Baa       200         220,500
                                                                 -----------
                                                                     351,124
                                                                 -----------
MEXICO--1.9%
  United Mexican States 4.625%, 10/8/08 ....   Baa       200         204,200
                                                                 -----------
PANAMA--2.1%
  Republic of Panama 8.25%, 4/22/08 ........   Ba        200         221,500
                                                                 -----------
PHILIPPINES--1.0%
  Republic of the Philippines 8.375%,
    3/12/09 ................................   Ba        100         107,000
                                                                 -----------
RUSSIA--1.6%
  Russian Federation RegS 8.25%, 3/31/10 ...   Ba        150         173,812
                                                                 -----------
UKRAINE--1.5%
  Government of Ukraine RegS 11%, 3/15/07 ..   B         149         164,454
                                                                 -----------

                        See Notes to Financial Statements

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                        PAR
                                             MOODY'S   VALUE
                                             RATING    (000)         VALUE
                                             -------   ------     -----------
VENEZUELA--0.8%
  Republic of Venezuela DCB Series DL
    1.875%, 12/18/07 (d) ...................   CCC+(c)  $107      $    85,982
                                                                  -----------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $1,720,034) .............................        1,704,666
                                                                  -----------
FOREIGN CORPORATE BONDS--5.6%
CAYMAN ISLANDS--0.9%
  Petrobras International Finance 9.125%,
    7/2/13 .................................   Ba        100          100,250
                                                                  -----------
NETHERLANDS--2.5%
  Kazkommerts International BV 144A
    10.125%, 5/8/07 (b) ....................   Baa       250          270,625
                                                                  -----------
POLAND--2.2%
  TPSA Finance BV 144A 7.75%, 12/10/08 (b) .   Baa       200          233,000
                                                                  -----------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $604,076) ...............................          603,875
                                                                  -----------
TOTAL INVESTMENTS--100.9%
  (Identified cost $10,824,675) ............................       10,811,285(a)
  Other assets and liabilities, net--(0.9)%.................          (98,697)
                                                                  -----------
NET ASSETS--100.0% .........................................      $10,712,588
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $42,693 and gross depreciation of $56,083 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $10,824,675.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities amounted to a value of $503,625 or 4.7% of net assets.
(c) As rated by Standard & Poor's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Par value represents Euro.
(f) All or a portion segregated as collateral for when issued securities, and forward currency contracts.

                        See Notes to Financial Statements

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $10,824,675) .......................................    $10,811,285
Receivables
  Investment securities sold .......................................................................        268,619
  Interest .........................................................................................         93,765
  Fund shares sold .................................................................................         46,742
Receivable from adviser ............................................................................          9,941
                                                                                                        -----------
    Total assets ...................................................................................     11,230,352
                                                                                                        -----------
LIABILITIES
Cash overdraft .....................................................................................        221,789
Payables
  Investment securities purchased ..................................................................        284,446
  Financial agent fee ..............................................................................          3,435
  Administration fee ...............................................................................            612
  Trustees' fee ....................................................................................            382
Accrued expenses ...................................................................................          7,100
                                                                                                        -----------
    Total liabilities ..............................................................................        517,764
                                                                                                        -----------
NET ASSETS .........................................................................................    $10,712,588
                                                                                                        ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $10,716,639
  Undistributed net investment income ..............................................................         15,949
  Accumulated net realized loss ....................................................................         (6,514)
  Net unrealized depreciation ......................................................................        (13,486)
                                                                                                        -----------
NET ASSETS .........................................................................................    $10,712,588
                                                                                                        ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................      1,071,351
                                                                                                        ===========
Net asset value and offering price per share .......................................................         $10.00
                                                                                                             ======



STATEMENT OF OPERATIONS
FROM INCEPTION JUNE 2, 2003 TO JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Interest .........................................................................................       $ 38,367
                                                                                                           --------
    Total investment income ........................................................................         38,367
                                                                                                           --------
EXPENSES
  Investment advisory fee ..........................................................................          3,973
  Financial agent fee ..............................................................................          3,435
  Administration fee ...............................................................................            612
  Professional .....................................................................................          2,829
  Printing .........................................................................................          2,314
  Custodian ........................................................................................          1,025
  Trustees .........................................................................................            382
  Miscellaneous ....................................................................................          1,037
                                                                                                           --------
    Total expenses .................................................................................         15,607
    Less expenses borne by investment adviser ......................................................        (13,914)
    Custodian fees paid indirectly .................................................................           (104)
                                                                                                           --------
    Net expenses ...................................................................................          1,589
                                                                                                           --------
NET INVESTMENT INCOME ..............................................................................         36,778
                                                                                                           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................         (5,449)
  Net realized loss on foreign currency transactions ...............................................         (1,065)
  Net change in unrealized appreciation (depreciation) on investments ..............................        (13,390)
  Net change in unrealized appreciation (depreciation) on foreign currency and foreign
    currency transactions ..........................................................................            (96)
                                                                                                           --------
NET LOSS ON INVESTMENTS ............................................................................        (20,000)
                                                                                                           --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................       $ 16,778
                                                                                                           ========

                        See Notes to Financial Statements

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                            FROM INCEPTION
                                                                                                               6/2/03 TO
                                                                                                                6/30/03
                                                                                                              (UNAUDITED)
                                                                                                            --------------
FROM OPERATIONS
  Net investment income (loss) ........................................................................      $    36,778
  Net realized gain (loss) ............................................................................           (6,514)
  Net change in unrealized appreciation (depreciation) ................................................          (13,486)
                                                                                                             -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................................           16,778
                                                                                                             -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ...............................................................................          (20,829)
                                                                                                             -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...........................................          (20,829)
                                                                                                             -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,072,706 shares) ....................................................       10,730,369
  Net asset value of shares issued from reinvestment of distributions (2,085 shares) ..................           20,829
  Cost of shares repurchased (3,440 shares) ...........................................................          (34,559)
                                                                                                             -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...........................................       10,716,639
                                                                                                             -----------
  NET INCREASE (DECREASE) IN NET ASSETS ...............................................................       10,712,588
NET ASSETS
  Beginning of period .................................................................................               --
                                                                                                             -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $15,949) ............................      $10,712,588
                                                                                                             ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                                              FROM INCEPTION
                                                                                                                 6/2/03 TO
                                                                                                                  6/30/03
                                                                                                                (UNAUDITED)
                                                                                                              --------------
Net asset value, beginning of period ................................................................             $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ......................................................................               0.03
  Net realized and unrealized gain (loss) ...........................................................              (0.01)
                                                                                                                  ------
    TOTAL FROM INVESTMENT OPERATIONS ................................................................               0.02
                                                                                                                  -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................................................              (0.02)
                                                                                                                  -------
    TOTAL DISTRIBUTIONS .............................................................................              (0.02)
                                                                                                                  -------
CHANGE IN NET ASSET VALUE ...........................................................................                 --
                                                                                                                  -------
NET ASSET VALUE, END OF PERIOD ......................................................................             $10.00
                                                                                                                  ======
Total return ........................................................................................               0.19%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ...............................................................            $10,713
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (1) ............................................................................               0.20%(2)(3)
  Net investment income .............................................................................               4.63%(3)
Portfolio turnover ..................................................................................                  4%(4)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.95% for the period ended June 30, 2003.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.19%.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

                      PHOENIX-HOLLISTER VALUE EQUITY SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES      VALUE
                                                        -------   -----------
COMMON STOCKS--94.0%
ADVERTISING--3.3%
  Interpublic Group of Cos., Inc. (The) ..............  193,500   $ 2,589,030
                                                                  -----------
AEROSPACE & DEFENSE--3.5%
  Honeywell International, Inc. ......................   63,400     1,702,290
  L-3 Communications Holdings, Inc. (b) ..............   24,200     1,052,458
                                                                  -----------
                                                                    2,754,748
                                                                  -----------
ALUMINUM--1.3%
  Alcoa, Inc. ........................................   40,500     1,032,750
                                                                  -----------
APPAREL RETAIL--2.3%
  Limited Brands .....................................  117,400     1,819,700
                                                                  -----------
ASSET MANAGEMENT & CUSTODY BANKS--3.4%
  Bank of New York Co., Inc. (The) ...................   57,600     1,656,000
  Mellon Financial Corp. .............................   35,300       979,575
                                                                  -----------
                                                                    2,635,575
                                                                  -----------
BIOTECHNOLOGY--2.1%
  Celgene Corp. (b) ..................................   13,800       419,520
  Gilead Sciences, Inc. (b) ..........................   21,200     1,178,296
                                                                  -----------
                                                                    1,597,816
                                                                  -----------
COMMODITY CHEMICALS--0.3%
  Lyondell Chemical Co. ..............................   19,200       259,776
                                                                  -----------
COMMUNICATIONS EQUIPMENT--1.5%
  JDS Uniphase Corp. (b) .............................  339,000     1,189,890
                                                                  -----------
COMPUTER & ELECTRONICS RETAIL--2.0%
  Circuit City Stores, Inc. ..........................  175,400     1,543,520
                                                                  -----------
COMPUTER HARDWARE--2.8%
  Hewlett-Packard Co. ................................   56,000     1,192,800
  International Business Machines Corp. ..............   12,300     1,014,750
                                                                  -----------
                                                                    2,207,550
                                                                  -----------
CONSUMER FINANCE--4.1%
  American Express Co. ...............................   31,900     1,333,739
  MBNA Corp. .........................................   87,400     1,821,416
                                                                  -----------
                                                                    3,155,155
                                                                  -----------
DEPARTMENT STORES--1.1%
  May Department Stores Co. (The) ....................   36,900       821,394
                                                                  -----------
DIVERSIFIED BANKS--5.9%
  Bank of America Corp. ..............................   16,700     1,319,801
  Bank One Corp. .....................................   47,100     1,751,178
  FleetBoston Financial Corp. ........................   28,200       837,822
  U.S. Bancorp .......................................   28,000       686,000
                                                                  -----------
                                                                    4,594,801
                                                                  -----------
DIVERSIFIED CAPITAL MARKETS--0.4%
  J.P. Morgan Chase & Co. ............................    9,100       311,038
                                                                  -----------
DIVERSIFIED CHEMICALS--3.8%
  Dow Chemical Co. (The) .............................   52,600     1,628,496
  Du Pont (E.I.) de Nemours & Co. ....................   31,000     1,290,840
                                                                  -----------
                                                                    2,919,336
                                                                  -----------
ELECTRIC UTILITIES--1.9%
  Consolidated Edison, Inc. ..........................   33,800     1,462,864
                                                                  -----------
GAS UTILITIES--2.3%
  NiSource, Inc. .....................................   93,100     1,768,900
                                                                  -----------


                                                         SHARES      VALUE
                                                        -------   -----------
HEALTH CARE FACILITIES--1.2%
  HCA, Inc. ..........................................   27,800   $   890,712
                                                                  -----------
HOME IMPROVEMENT RETAIL--2.2%
  Lowe's Cos., Inc. ..................................   40,000     1,718,000
                                                                  -----------
INTEGRATED OIL & GAS--1.9%
  ConocoPhillips .....................................   27,100     1,485,080
                                                                  -----------
INTEGRATED TELECOMMUNICATION SERVICES--5.7%
  AT&T Corp. .........................................  129,200     2,487,100
  Qwest Communications International, Inc. (b) .......  415,000     1,983,700
                                                                  -----------
                                                                    4,470,800
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--1.2%
  Merrill Lynch & Co., Inc. ..........................   19,600       914,928
                                                                  -----------
LIFE & HEALTH INSURANCE--3.1%
  UnumProvident Corp. ................................  182,300     2,444,643
                                                                  -----------
MOVIES & ENTERTAINMENT--5.1%
  AOL Time Warner, Inc. (b) ..........................  154,500     2,485,905
  Fox Entertainment Group, Inc. Class A (b) ..........   24,600       707,988
  Walt Disney Co. (The) ..............................   40,600       801,850
                                                                  -----------
                                                                    3,995,743
                                                                  -----------
MULTI-LINE INSURANCE--2.3%
  Hartford Financial Services Group, Inc. (The) ......   35,400     1,782,744
                                                                  -----------
MULTI-UTILITIES & UNREGULATED POWER--3.2%
  Duke Energy Corp. ..................................  106,500     2,124,675
  El Paso Corp. ......................................   43,000       347,440
                                                                  -----------
                                                                    2,472,115
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--1.0%
  Halliburton Co. ....................................   34,500       793,500
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--5.1%
  Anadarko Petroleum Corp. ...........................   40,300     1,792,141
  Apache Corp. .......................................   19,800     1,288,188
  EOG Resources, Inc. ................................   21,900       916,296
                                                                  -----------
                                                                    3,996,625
                                                                  -----------
PAPER PRODUCTS--0.7%
  International Paper Co. ............................   14,900       532,377
                                                                  -----------
PHARMACEUTICALS--5.9%
  King Pharmaceuticals, Inc. (b) .....................  137,200     2,025,072
  Merck & Co., Inc. ..................................   13,300       805,315
  Schering-Plough Corp. ..............................   95,700     1,780,020
                                                                  -----------
                                                                    4,610,407
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--1.2%
  Allstate Corp. (The) ...............................   27,000       962,550
                                                                  -----------
REGIONAL BANKS--4.5%
  KeyCorp ............................................   78,200     1,976,114
  PNC Financial Services Group, Inc. .................   31,800     1,552,158
                                                                  -----------
                                                                    3,528,272
                                                                  -----------
REITS--2.7%
  Equity Office Properties Trust .....................   56,200     1,517,962
  iStar Financial, Inc. ..............................   16,000       584,000
                                                                  -----------
                                                                    2,101,962
                                                                  -----------
SEMICONDUCTORS--0.8%
  Intel Corp. ........................................   29,600       615,206
                                                                  -----------
SOFT DRINKS--1.7%
  Pepsi Bottling Group, Inc. (The) ...................   67,000     1,341,340
                                                                  -----------


                        See Notes to Financial Statements

                      PHOENIX-HOLLISTER VALUE EQUITY SERIES

                                                         SHARES      VALUE
                                                        -------   -----------
THRIFTS & MORTGAGE FINANCE--1.0%
  PMI Group, Inc. (The) ..............................   29,200   $   783,728
                                                                  -----------
WIRELESS TELECOMMUNICATION SERVICES--1.5%
  Nextel Communications, Inc. Class A (b) ............   64,000     1,157,120
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $68,005,818) ...............................    73,261,695
                                                                  -----------
FOREIGN COMMON STOCKS--3.7%
CONSUMER ELECTRONICS--2.3%
  Sony Corp. (Japan) .................................   63,200     1,769,600
                                                                  -----------
INTEGRATED OIL & GAS--1.4%
  BP plc ADR (United Kingdom) ........................   26,000     1,092,520
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,845,260) ................................     2,862,120
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--97.7%
  (Identified cost $70,851,078) ...............................    76,123,815
                                                                  -----------


                                              STANDARD    PAR
                                             & POOR'S    VALUE
                                               RATING    (000)       VALUE
                                              --------   ------   -----------
SHORT-TERM OBLIGATIONS--3.1%
COMMERCIAL PAPER--3.1%
  Emerson Electric Co. 1.30%, 7/1/03 .......    A-1      $2,430   $ 2,430,000
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,430,000) ................................     2,430,000
                                                                  -----------
TOTAL INVESTMENTS--100.8%
  (Identified cost $73,281,078) ...............................    78,553,815(a)
  Other assets and liabilities, net--(0.8)%....................      (601,473)
                                                                  -----------
NET ASSETS--100.0% ............................................   $77,952,342
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,376,827 and gross depreciation of $2,981,682 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $75,158,670.
(b) Non-income producing.

                        See Notes to Financial Statements

                      PHOENIX-HOLLISTER VALUE EQUITY SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $73,281,078) .......................................    $ 78,553,815
Cash ...............................................................................................           2,260
Receivables
  Investment securities sold .......................................................................       1,791,596
  Dividends and interest ...........................................................................         109,037
  Fund shares sold .................................................................................          62,507
Prepaid expenses ...................................................................................              52
                                                                                                        ------------
    Total assets ...................................................................................      80,519,267
                                                                                                        ------------
LIABILITIES
Payables
  Investment securities purchased ..................................................................       2,140,301
  Fund shares repurchased ..........................................................................         287,833
  Investment advisory fee ..........................................................................          37,067
  Financial agent fee ..............................................................................           8,128
  Administration fee ...............................................................................           4,990
  Trustees' fee ....................................................................................           3,506
Accrued expenses ...................................................................................          85,100
                                                                                                        ------------
    Total liabilities ..............................................................................       2,566,925
                                                                                                        ------------
NET ASSETS .........................................................................................    $ 77,952,342
                                                                                                        ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $ 98,130,586
  Undistributed net investment income ..............................................................         131,736
  Accumulated net realized loss ....................................................................     (25,582,717)
  Net unrealized appreciation ......................................................................       5,272,737
                                                                                                        ------------
NET ASSETS .........................................................................................    $ 77,952,342
                                                                                                        ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................       7,434,949
                                                                                                        ============
Net asset value and offering price per share .......................................................          $10.48
                                                                                                              ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................      $  762,049
  Interest .........................................................................................          12,290
  Foreign taxes withheld ...........................................................................          (5,504)
                                                                                                          ----------
    Total investment income ........................................................................         768,835
                                                                                                          ----------
EXPENSES
  Investment advisory fee ..........................................................................         245,162
  Financial agent fee ..............................................................................          41,144
  Administration fee ...............................................................................          26,968
  Custodian ........................................................................................          16,097
  Printing .........................................................................................          14,656
  Professional .....................................................................................          12,600
  Trustees .........................................................................................           2,193
  Miscellaneous ....................................................................................           7,500
                                                                                                          ----------
    Total expenses .................................................................................         366,320
    Less expense borne by investment adviser .......................................................         (33,594)
    Custodian fees paid indirectly .................................................................              (5)
                                                                                                          ----------
    Net expenses ...................................................................................         332,721
                                                                                                          ----------
NET INVESTMENT INCOME ..............................................................................         436,114
                                                                                                          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities ..................................................................         853,480
  Net change in unrealized appreciation (depreciation) on investments ..............................       5,630,169
                                                                                                          ----------
NET GAIN ON INVESTMENTS ............................................................................       6,483,649
                                                                                                          ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................      $6,919,763
                                                                                                          ==========

                        See Notes to Financial Statements

                      PHOENIX-HOLLISTER VALUE EQUITY SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/03       YEAR ENDED
                                                                                                     (UNAUDITED)      12/31/02
                                                                                                     ------------   ------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................... $    436,114   $    775,323
  Net realized gain (loss) .........................................................................      853,480    (20,068,721)
  Net change in unrealized appreciation (depreciation) .............................................    5,630,169     (1,155,654)
                                                                                                     ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................    6,919,763    (20,449,052)
                                                                                                     ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ............................................................................     (464,953)      (743,518)
                                                                                                     ------------   ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ........................................     (464,953)      (743,518)
                                                                                                     ------------   ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,015,458 and 3,089,891 shares, respectively) .....................    9,742,714     35,035,084
  Net asset value of shares issued from reinvestment of distributions (46,826 and 72,891 shares,
    respectively) ..................................................................................      464,953        743,518
  Cost of shares repurchased (1,098,508 and 2,472,636 shares, respectively) ........................  (10,394,076)   (27,061,219)
                                                                                                     ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........................................     (186,409)     8,717,383
                                                                                                     ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................................    6,268,401    (12,475,187)
NET ASSETS
  Beginning of period ..............................................................................   71,683,941     84,159,128
                                                                                                     ------------   ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $131,736 AND $160,575,
    RESPECTIVELY) .................................................................................. $ 77,952,342   $ 71,683,941
                                                                                                     ============   ============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                        SIX MONTHS                                                      FROM
                                                           ENDED                YEAR ENDED DECEMBER 31,               INCEPTION
                                                          6/30/03       -----------------------------------------     3/2/98 TO
                                                        (UNAUDITED)      2002       2001        2000        1999       12/31/98
                                                        -----------     ------     ------      ------      ------     ---------
Net asset value, beginning of period .................    $ 9.59        $12.41     $15.34      $12.91      $11.03       $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .......................      0.06          0.10       0.11        0.07        0.04         0.05
  Net realized and unrealized gain (loss) ............      0.89         (2.82)     (2.86)       3.98        2.63         1.03
                                                          ------        ------     ------      ------      ------       ------
    TOTAL FROM INVESTMENT OPERATIONS .................      0.95         (2.72)     (2.75)       4.05        2.67         1.08
                                                          ------        ------     ------      ------      ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...............     (0.06)        (0.10)     (0.09)      (0.08)      (0.04)       (0.05)
  Distributions from net realized gains ..............        --            --      (0.09)      (1.54)      (0.75)          --
                                                          ------        ------     ------      ------      ------       ------
    TOTAL DISTRIBUTIONS ..............................     (0.06)        (0.10)     (0.18)      (1.62)      (0.79)       (0.05)
                                                          ------        ------     ------      ------      ------       ------
CHANGE IN NET ASSET VALUE ............................      0.89         (2.82)     (2.93)       2.43        1.88         1.03
                                                          ------        ------     ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD .......................    $10.48        $ 9.59     $12.41      $15.34      $12.91       $11.03
                                                          ======        ======     ======      ======      ======       ======
Total return .........................................      9.97%(4)    (21.93)%   (17.96)%     32.16%      24.33%       10.79%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ................   $77,952       $71,684    $84,159     $45,461     $17,470       $9,533
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (1) .............................      0.95%(2)(3)   0.93%(2)   0.85%(2)    0.85%       0.85%        0.85%(3)
  Net investment income ..............................      1.25%(3)      0.96%      1.11%       0.79%       0.41%        0.85%(3)
Portfolio turnover ...................................       203%(4)       210%       245%        166%        168%          77%(4)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.05%, 1.01%, 1.00%, 1.33%, 2.03% and 2.46% for the periods ended June 30, 2003,
    December 31, 2002, 2001, 2000, 1999 and 1998, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                             STANDARD     PAR
                                             & POOR'S    VALUE
                                              RATING     (000)       VALUE
                                             --------   -------   -----------
U.S. GOVERNMENT SECURITIES--12.2%
U.S. TREASURY BONDS--3.5%
  U.S. Treasury Bond 7.25%, 5/15/16 ........    AAA      $  425   $   565,217
  U.S. Treasury Bond 7.25%, 8/15/22 ........    AAA         395       535,179
  U.S. Treasury Bond 6.25%, 8/15/23 ........    AAA         180       220,486
  U.S. Treasury Bond 5.375%, 2/15/31 .......    AAA         395       444,791
                                                                  -----------
                                                                    1,765,673
                                                                  -----------
U.S. TREASURY NOTES--8.7%
  U.S. Treasury Note 5.75%, 11/15/05 .......    AAA         622       684,565
  U.S. Treasury Note 5.625%, 2/15/06 .......    AAA         160       176,906
  U.S. Treasury Note 3.50%, 11/15/06 .......    AAA         979     1,031,966
  U.S. Treasury Note 4.375%, 5/15/07 .......    AAA         564       612,733
  U.S. Treasury Note 2.625%, 5/15/08 .......    AAA         553       558,055
  U.S. Treasury Note 6%, 8/15/09 ...........    AAA         264       311,406
  U.S. Treasury Inflationary Note 3%,
    7/15/12 (j) ............................    AAA         770       867,504
  U.S. Treasury Note 3.625%, 5/15/13 .......    AAA         215       216,680
                                                                  -----------
                                                                    4,459,815
                                                                  -----------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $5,947,553) ................................     6,225,488
                                                                  -----------
AGENCY NON MORTGAGE-BACKED SECURITIES--13.3%
  Fannie Mae 3.875%, 3/15/05 ...............    AAA       1,195     1,247,530
  Fannie Mae 2.875%, 10/15/05 ..............    AAA       1,000     1,029,856
  Fannie Mae 4.375%, 10/15/06 ..............    Aaa(h)       65        70,036
  Fannie Mae 3.25%, 11/15/07 ...............    AAA         515       533,438
  Fannie Mae 5.25%, 1/15/09 (f) ............    AAA         633       710,746
  Fannie Mae 6.25%, 2/1/11 .................    AA-         800       922,579
  Fannie Mae 4.375%, 9/15/12 ...............    AAA         220       230,264
  Fannie Mae 4.625%, 5/1/13 ................    AA-         175       179,973
  Fannie Mae 6.625%, 11/15/30 ..............    AAA         140       172,022
  Federal Home Loan Bank 5.125%, 3/6/06 (f)     AAA         945     1,028,835
  Freddie Mac 5.875%, 3/21/11 ..............    AA-         600       674,921
                                                                  -----------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
  (Identified cost $6,528,348) ................................     6,800,200
                                                                  -----------
CORPORATE BONDS--64.4%
AEROSPACE & DEFENSE--0.4%
  Raytheon Co. 6.50%, 7/15/05 ..............    BBB-        200       217,414
                                                                  -----------
ASSET MANAGEMENT & CUSTODY BANKS--0.9%
  Bank of New York Co., Inc. (The) Series
    MTNE 2.20%, 5/12/06 ....................    A+          180       181,567
  Franklin Resources, Inc. 3.70%, 4/15/08 ..    A           125       127,916
  Mellon Funding Corp. 5%, 12/1/14 .........    A           150       161,818
                                                                  -----------
                                                                      471,301
                                                                  -----------
AUTO PARTS & EQUIPMENT--0.2%
  TRW Automotive, Inc. 144A 10.125%,
    2/15/13 (b) ............................    B+          100(g)    121,150
                                                                  -----------
AUTOMOBILE MANUFACTURERS--1.4%
  DaimlerChrysler NA Holdings Corp. 4.05%,
    6/4/08 .................................    BBB+        225       222,821
  General Motors Acceptance Corp. 4.50%,
    7/15/06 ................................    BBB         500       502,385
                                                                  -----------
                                                                      725,206
                                                                  -----------
BREWERS--0.7%
  Anheuser-Busch Cos., Inc. 5.95%, 1/15/33 .    A+          100       109,645
  Coors (Adolph) Co. 6.375%, 5/15/12 .......    BBB+        235       269,686
                                                                  -----------
                                                                      379,331
                                                                  -----------


                                             STANDARD     PAR
                                             & POOR'S    VALUE
                                              RATING     (000)       VALUE
                                             --------   -------   -----------
BROADCASTING & CABLE TV--3.4%
  Clear Channel Communications, Inc. 6%,
    11/1/06 ................................    BBB-     $   21   $    23,096
  Comcast Corp. 6.375%, 1/30/06 ............    BBB         300       327,373
  Comcast Corp. 5.85%, 1/15/10 .............    BBB         150       165,045
  Comcast Corp. 5.50%, 3/15/11 .............    BBB         225       240,546
  Comcast Corp. 5.30%, 1/15/14 .............    BBB         175       179,977
  Comcast Corp. 7.05%, 3/15/33 .............    BBB          75        83,299
  Cox Communications, Inc. 6.875%, 6/15/05 .    BBB         300       327,374
  Cox Communications, Inc. 7.125%, 10/1/12 .    BBB          20        23,883
  Cox Enterprises, Inc. 144A 4.375%,
    5/1/08 (b) .............................    BBB          25        25,996
  Echostar DBS Corp. 9.125%, 1/15/09 .......    BB-         205       230,113
  XM Satellite Radio, Inc. 144A 12%,
    6/15/10 (b) ............................    CCC+        125       123,125
                                                                  -----------
                                                                    1,749,827
                                                                  -----------
CATALOG RETAIL--0.7%
  USA Interactive, Inc. 7%, 1/15/13 ........    BBB-        300       345,541
                                                                  -----------
COMPUTER HARDWARE--1.4%
  Apple Computer, Inc. 6.50%, 2/15/04 ......    BB          288       295,920
  International Business Machines Corp.
    4.25%, 9/15/09 .........................    A+          125       132,157
  International Business Machines Corp.
    4.75%, 11/29/12 ........................    A+          125       131,384
  International Business Machines Corp.
    5.875%, 11/29/32 .......................    A+          150       160,895
                                                                  -----------
                                                                      720,356
                                                                  -----------
CONSUMER FINANCE--5.1%
  Ford Motor Credit Co. 5.75%, 2/23/04 .....    BBB         400       408,350
  General Electric Capital Corp. Series MTNA
    2.85%, 1/30/06 .........................    AAA         500       511,496
  General Electric Capital Corp. Series MTNA
    6%, 6/15/12 ............................    AAA         120       135,452
  General Motors Acceptance Corp. 5.125%,
    5/9/08 .................................    BBB         125       123,521
  General Motors Acceptance Corp. 6.875%,
    9/15/11 ................................    BBB          75        75,250
  Household Finance Corp. 4.625%, 1/15/08 ..    A-          150       160,056
  Household Finance Corp. Series MTN
    3.375%, 2/21/06 ........................    A           125       129,471
  John Deere Capital Corp. Series MTND
    4.125%, 7/15/05 ........................    A            80        83,711
  National Rural Utilities Cooperative
    Finance Corp. 5.75%, 8/28/09 ...........    A           250       276,697
  PHH Corp. 6%, 3/1/08 .....................    BBB+        175       188,159
  SLM Corp. Series MTN 3.625%, 3/17/08 .....    A           250       256,592
  SLM Corp. Series MTN 5.125%, 8/27/12 .....    A           125       132,823
  SLM Corp. Series MTN 5.05%, 11/14/14 .....    A           125       130,349
                                                                  -----------
                                                                    2,611,927
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.4%
  Electronic Data Systems 144A 6%, 8/1/13 (b)   BBB         125       121,863
  Fiserv, Inc. 144A 4%, 4/15/08 (b) ........    BBB+         75        77,235
                                                                  -----------
                                                                      199,098
                                                                  -----------
DEPARTMENT STORES--0.7%
  Penney (J.C.) & Co., Inc. 6%, 5/1/06 .....    BB+         145       143,550
  Penney (J.C.) & Co., Inc. 7.60%, 4/1/07 ..    BB+         155       162,750
  Saks, Inc. 8.25%, 11/15/08 ...............    BB           50        53,125
                                                                  -----------
                                                                      359,425
                                                                  -----------
DISTILLERS & VINTNERS--0.3%
  Brown-Forman Corp. 2.125%, 3/15/06 .......    A           150       150,558
                                                                  -----------


                        See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

                                             STANDARD     PAR
                                             & POOR'S    VALUE
                                              RATING     (000)       VALUE
                                             --------   -------   -----------
DIVERSIFIED BANKS--0.6%
  U.S. Bancorp 2.75%, 3/30/06 ..............    A        $  300   $   306,173
                                                                  -----------
DIVERSIFIED COMMERCIAL SERVICES--1.1%
  ARAMARK Services, Inc. 7%, 5/1/07 ........    BBB-        145       161,437
  ARAMARK Services, Inc. 6.375%, 2/15/08 ...    BBB-        110       120,908
  Cendant Co. 6.25%, 3/15/10 ...............    BBB         175       194,615
  Cintas Corp. 6%, 6/1/12 ..................    A            75        85,065
                                                                  -----------
                                                                      562,025
                                                                  -----------
DIVERSIFIED METALS & MINING--0.4%
  Freeport-McMoRan Copper & Gold, Inc.
    10.125%, 2/1/10 ........................    B-          175       196,000
                                                                  -----------
DRUG RETAIL--0.5%
  CVS Corp. 3.875%, 11/1/07 ................    A           175       181,382
  Rite Aid Corp. 144A 8.125%, 5/1/10 (b) ...    B+           40        41,600
  Rite Aid Corp. 7.625%, 4/15/05 ...........    B-           25        24,937
  Rite Aid Corp. 7.125%, 1/15/07 ...........    B-           25        24,875
                                                                  -----------
                                                                      272,794
                                                                  -----------
ELECTRIC UTILITIES--5.4%
  AmerenEnergy 7.95%, 6/1/32 ...............    A-           90       114,393
  Centerpoint Energy 144A 5.875%, 6/1/08 (b)    BBB-        125       125,810
  Centerpoint Energy 144A 6.85%, 6/1/15 (b)     BBB-        100       100,151
  Cinergy Corp. 6.25%, 9/1/04 ..............    BBB         180       188,995
  CMS Panhandle Holding Co. 6.50%, 7/15/09 .    BBB          50        55,500
  Dominion Resources, Inc. 2.80%, 2/15/05 ..    BBB+        185       187,441
  Dominion Resources, Inc. 5%, 3/15/13 .....    BBB+        175       181,387
  Dominion Resources, Inc. Series D 5.125%,
    12/15/09 ...............................    BBB+        100       107,781
  MidAmerican Energy Holdings 144A 3.50%,
    5/15/08 (b) ............................    BBB-        200       201,076
  Public Service Co. of Colorado 7.875%,
    10/1/12 ................................    BBB+        250       314,742
  Public Service Co. of Colorado 144A 4.875%,
    3/1/13 (b) .............................    BBB+        150       155,916
  Public Service Co. of Colorado Series A
    6.875%, 7/15/09 ........................    BBB-         25        28,952
  Southwestern Public Service Co. 5.125%,
    11/1/06 ................................    BBB         425       450,235
  TXU Corp. Series C 6.375%, 1/1/08 ........    BBB-        250       266,562
  TXU Corp. Series J 6.375%, 6/15/06 .......    BBB-         50        53,188
  TXU Energy Co. 144A 7%, 3/15/13 (b) ......    BBB         125       138,341
  XCEL Energy, Inc. 144A 3.40%, 7/1/08 (b) .    BBB-        100        99,310
                                                                  -----------
                                                                    2,769,780
                                                                  -----------
ENVIRONMENTAL SERVICES--2.5%
  Republic Services, Inc. 6.75%, 8/15/11 ...    BBB+        250       289,721
  Waste Management, Inc. 7%, 10/1/04 .......    BBB         500       530,261
  Waste Management, Inc. 7.375%, 8/1/10 ....    BBB         380       455,972
                                                                  -----------
                                                                    1,275,954
                                                                  -----------
FOOD RETAIL--1.8%
  Kroger Co. 7.375%, 3/1/05 ................    BBB-        155       167,396
  Kroger Co. 7.45%, 3/1/08 .................    BBB-        310       361,206
  Safeway, Inc. 6.15%, 3/1/06 ..............    BBB         105       113,675
  Stater Brothers Holdings, Inc. 10.75%,
    8/15/06 ................................    B-           50        52,875
  Winn-Dixie Stores, Inc. 8.875%, 4/1/08 ...    BB+         200       213,000
                                                                  -----------
                                                                      908,152
                                                                  -----------
FOREST PRODUCTS--0.4%
  Weyerhaeuser Co. 5.25%,
    12/15/09 ...............................    BBB         200       214,005
                                                                  -----------
GAS UTILITIES--0.9%
  Centerpoint Energy Corp. 6.50%, 2/1/08 ...    BBB          50        53,623
  Kinder Morgan, Inc. 6.50%, 9/1/12 ........    BBB         200       229,260
  Southwest Gas Corp. 7.625%, 5/15/12 ......    BBB-        140       160,375
                                                                  -----------
                                                                      443,258
                                                                  -----------


                                             STANDARD     PAR
                                             & POOR'S    VALUE
                                              RATING     (000)       VALUE
                                             --------   -------   -----------
HEALTH CARE FACILITIES--3.2%
  HCA, Inc. 6.91%, 6/15/05 .................    BBB-     $  355   $   376,616
  HCA, Inc. 7%, 7/1/07 .....................    BBB-        115       123,364
  HCA, Inc. 6.95%, 5/1/12 ..................    BBB-        135       143,866
  HCA, Inc. 6.25%, 2/15/13 .................    BBB-        375       382,291
  Manor Care Inc. 144A 6.25%, 5/1/13 (b) ...    BBB         300       310,500
  Service Corp. International 6%, 12/15/05 .    BB-          75        75,937
  Tenet Healthcare Corp. 5.375%, 11/15/06 ..    BBB-        150       144,000
  Vicar Operating, Inc. 9.875%, 12/1/09 ....    B-           60        66,000
                                                                  -----------
                                                                    1,622,574
                                                                  -----------
HEALTH CARE SERVICES--1.2%
  Fresenius Medical Capital Trust IV 7.875%,
    6/15/11 ................................    BB-          25        26,500
  Laboratory Corp. of America Holdings
    5.50%, 2/1/13 ..........................    BBB          50        53,532
  Quest Diagnostic, Inc. 6.75%, 7/12/06 ....    BBB-        250       280,017
  Quest Diagnostic, Inc. 7.50%, 7/12/11 ....    BBB         195       234,766
                                                                  -----------
                                                                      594,815
                                                                  -----------
HEALTH CARE SUPPLIES--0.2%
  Bausch & Lomb, Inc. 6.375%, 8/1/03 .......    BBB-        125       125,469
                                                                  -----------
HOMEBUILDING--0.4%
  Pulte Homes, Inc. 6.25%, 2/15/13 .........    BBB-        125       138,671
  Toll Brothers, Inc. 144A 6.875%,
    11/15/12 (b)                                BBB-         75        85,954
                                                                  -----------
                                                                      224,625
                                                                  -----------
HOTELS, RESORTS & CRUISE LINES--2.1%
  Hard Rock Hotel, Inc. 144A 8.875%,
    6/1/13 (b) .............................    B           125       131,250
  HMH, Inc. Series A 7.875%, 8/1/05 ........    B+          100       102,250
  Starwood Hotels and Resorts 6.75%,
    11/15/05 ...............................    BB+         300       313,127
  TCI Communications, Inc. 7.875%, 8/1/13 ..    BBB         425       514,767
                                                                  -----------
                                                                    1,061,394
                                                                  -----------
HOUSEHOLD PRODUCTS--1.7%
  Dial Corp. (The) 7%, 8/15/06 .............    BBB-        280       316,722
  Dial Corp. (The) 6.50%, 9/15/08 ..........    BBB-        300       337,459
  Procter and Gamble Co. (The) 4.75%,
    6/15/07 ................................    AA-         195       211,137
                                                                  -----------
                                                                      865,318
                                                                  -----------
HOUSEWARES & SPECIALTIES--0.1%
  Newell Rubbermaid, Inc. 4%, 5/1/10 .......    BBB+         75        76,422
                                                                  -----------
HYPERMARKETS & SUPER CENTERS--0.9%
  Wal-Mart Stores, Inc. 6.875%, 8/10/09 ....    AA          250       300,889
  Wal-Mart Stores, Inc. 4.55%, 5/1/13 ......    AA          175       182,047
                                                                  -----------
                                                                      482,936
                                                                  -----------
INDUSTRIAL MACHINERY--0.5%
  Kennametal, Inc. 7.20%, 6/15/12 ..........    BBB         165       180,583
  Timken Co. 5.75%, 2/15/10 ................    BBB-         55        57,904
                                                                  -----------
                                                                      238,487
                                                                  -----------
INSURANCE BROKERS--0.4%
  AON Corp. 6.70%, 1/15/07 (i) .............    A-          100       112,263
  Marsh & McLennan 6.25%, 3/15/12 ..........    AA-          70        79,792
                                                                  -----------
                                                                      192,055
                                                                  -----------
INTEGRATED OIL & GAS--1.7%
  ChevronTexaco Capital Co. 3.50%, 9/17/07 .    AA          260       270,197
  Conoco Funding Co. 5.45%, 10/15/06 .......    A-          340       375,318
  Occidental Petroleum Corp. 5.875%, 1/15/07    BBB+        130       144,312
  Occidental Petroleum Corp. Series MTN
    4.25%, 3/15/10 .........................    BBB+         80        83,463
                                                                  -----------
                                                                      873,290
                                                                  -----------

                        See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

                                             STANDARD     PAR
                                             & POOR'S    VALUE
                                              RATING     (000)       VALUE
                                             --------   -------   -----------
INTEGRATED TELECOMMUNICATION SERVICES--1.2%
  Verizon Global Funding Corp. 4%, 1/15/08 .    A+       $  400   $   417,610
  Verizon Global Funding Corp. 6.875%,
    6/15/12 ................................    A+          150       177,095
                                                                  -----------
                                                                      594,705
                                                                  -----------
LIFE & HEALTH INSURANCE--2.0%
  Americo Life, Inc. 144A 7.875%, 5/1/13 (b)    BBB-        250       253,750
  Nationwide Financial Services, Inc.
    5.625%, 2/13/15 ........................    A-          125       135,819
  New York Life Insurance Co. 144A 5.875%,
    5/15/33 (b) ............................    AA-         100       104,948
  Provident Companies, Inc. 6.375%, 7/15/05     BBB-         75        78,346
  StanCorp Financial Group, Inc. 6.875%,
    10/1/12 ................................    BBB+        300       342,936
  UnumProvident Corp. 7.375%, 6/15/32 ......    BBB-        100        99,000
                                                                  -----------
                                                                    1,014,799
                                                                  -----------
MANAGED HEALTH CARE--1.7%
  UnitedHealth Group, Inc. 7.50%, 11/15/05 .    A            70        79,195
  UnitedHealth Group, Inc. 5.20%, 1/17/07 ..    A           130       141,582
  UnitedHealth Group, Inc. 4.875%, 4/1/13 ..    A           125       130,866
  WellPoint Health Networks, Inc. 6.375%,
    6/15/06 ................................    A-          455       510,243
                                                                  -----------
                                                                      861,886
                                                                  -----------
METAL & GLASS CONTAINERS--0.9%
  Ball Corp. 6.875%, 12/15/12 ..............    BB           75        79,875
  Owens-Brockway Glass Container, Inc. 144A
    7.75%, 5/15/11 (b) .....................    BB           50        53,125
  Owens-Brockway Glass Container, Inc.
    8.875%, 2/15/09 ........................    BB          140       152,600
  Owens-Brockway Glass Container, Inc.
    8.75%, 11/15/12 ........................    BB          100       109,000
  Owens-Illinois, Inc. 7.15%, 5/15/05 ......    B+           75        77,250
                                                                  -----------
                                                                      471,850
                                                                  -----------
MOVIES & ENTERTAINMENT--1.8%
  AMC Entertainment, Inc. 9.875%, 2/1/12 ...    CCC+         65        70,200
  AOL Time Warner, Inc. 5.625%, 5/1/05 .....    BBB+        250       265,407
  AOL Time Warner, Inc. 6.875%, 5/1/12 .....    BBB+        275       313,944
  Viacom, Inc. 6.40%, 1/30/06 ..............    A-          125       138,739
  Viacom, Inc. 5.625%, 8/15/12 .............    A-          125       138,870
                                                                  -----------
                                                                      927,160
                                                                  -----------
MULTI-LINE INSURANCE--0.7%
  Farmers Insurance Exchange 144A 8.50%,
    8/1/04 (b) .............................    BBB+         50        50,856
  Liberty Mutual Insurance Co. 144A 8.50%,
    5/15/25 (b) ............................    BBB+        100        91,118
  Liberty Mutual Insurance Co. 144A 7.875%,
    10/15/26 (b) ...........................    BBB+        245       208,527
                                                                  -----------
                                                                      350,501
                                                                  -----------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
  El Paso CGP Co. 7.625%, 9/1/08 ...........    B           125       118,125
  Gulfterra Energy Partners 144A 8.50%,
    6/1/10 (b) .............................    BB-          50        53,750
                                                                  -----------
                                                                      171,875
                                                                  -----------
OFFICE SERVICES & SUPPLIES--0.4%
  Pitney Bowes, Inc. 4.75%, 5/15/18 ........    AA          200       204,053
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--0.8%
  Magnum Hunter Resources, Inc. 9.60%,
    3/15/12 ................................    B+           60        66,300
  Pemex Project Funding Master Trust 144A
    6.125%, 8/15/08 (b) ....................    BBB-        300       321,000


                                             STANDARD     PAR
                                             & POOR'S    VALUE
                                              RATING     (000)       VALUE
                                             --------   -------   -----------
OIL & GAS EXPLORATION & PRODUCTION--CONTINUED
  Westport Resources Corp. 144A 8.25%,
    11/1/11 (b) ............................    B+       $   25   $    27,500
                                                                  -----------
                                                                      414,800
                                                                  -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.7%
  Kaneb Pipe Line Opportunity Partnership
    5.875%, 6/1/13 .........................    BBB+        125       128,249
  Kern River Funding Corp. 144A 4.893%,
    4/30/18 (b) ............................    A-          100       102,471
  Teppco Partners LP 7.625%, 2/15/12 .......    BBB         100       118,341
                                                                  -----------
                                                                      349,061
                                                                  -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.3%
  Citigroup, Inc. 4.875%, 5/7/15 ...........    A+          175       179,979
  Pemex Project Funding Master Trust 7.375%,
    12/15/14 ...............................    BBB-        200       219,000
  Pemex Project Funding Master Trust 8.625%,
    2/1/22 .................................    BBB-        250       285,625
                                                                  -----------
                                                                      684,604
                                                                  -----------
PACKAGED FOODS & MEATS--2.7%
  Dean Foods Co. 6.625%, 5/15/09 ...........    BB-         200       209,000
  Dean Foods Co. 6.90%, 10/15/17 ...........    BB-          40        41,000
  Del Monte Corp. 144A 8.625%, 12/15/12 (b)     B            55        58,575
  Del Monte Corp. Series B 9.25%, 5/15/11 ..    B            30        32,250
  General Mills, Inc. 5.125%, 2/15/07 ......    BBB+        125       136,166
  General Mills, Inc. 3.875%, 11/30/07 .....    BBB+        175       183,340
  General Mills, Inc. 6%, 2/15/12 ..........    BBB+         75        84,672
  Kellogg Co. 2.875%, 6/1/08 ...............    BBB         150       148,944
  Kellogg Co. Series B 6%, 4/1/06 ..........    BBB         225       248,044
  Kellogg Co. Series B 6.60%, 4/1/11 .......    BBB         200       234,546
                                                                  -----------
                                                                    1,376,537
                                                                  -----------
PAPER PACKAGING--0.7%
  Sealed Air Corp. 144A 5.375%, 4/15/08 (b)     BBB         250       262,372
  Sealed Air Corp. 144A 6.875%, 7/15/33 (b)     BBB          75        76,489
                                                                  -----------
                                                                      338,861
                                                                  -----------
PAPER PRODUCTS--0.2%
  International Paper Co. 5.85%, 10/30/12 ..    BBB          75        81,742
                                                                  -----------
PERSONAL PRODUCTS--0.2%
  Gillette Co. 4.125%, 8/30/07 .............    AA-         125       132,101
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--1.9%
  Berkley (W.R.) Corp. 5.875%, 2/15/13 .....    BBB+        150       159,530
  Fund American Cos., Inc. 5.875%, 5/15/13 .    BBB-        250       261,408
  Markel Corp. 6.80%, 2/15/13 ..............    BBB-        250       271,860
  Progressive Corp. 6.25%, 12/1/32 .........    A+           75        83,503
  Travelers Property Casualty Corp. 5%,
    3/15/13 ................................    A-          175       182,223
                                                                  -----------
                                                                      958,524
                                                                  -----------
PUBLISHING & PRINTING--1.9%
  Belo Corp. 7.125%, 6/1/07 ................    BBB-        165       187,089
  Belo Corp. 8%, 11/1/08 ...................    BBB-         75        90,814
  Dex Media East LLC 9.875%, 11/15/09 ......    B            25        28,000
  Dex Media East LLC 12.125%, 11/15/12 .....    B            90       106,875
  Gannett Co., Inc. 4.95%, 4/1/05 ..........    A           265       280,108
  News America, Inc. 6.625%, 1/9/08 ........    BBB-        250       284,929
                                                                  -----------
                                                                      977,815
                                                                  -----------
RAILROADS--0.2%
  CSX Corp. 4.875%, 11/1/09 ................    BBB          95       101,213
                                                                  -----------
REGIONAL BANKS--0.1%
  Citizens Banking Corp. 144A 5.75%,
    2/1/13 (b)                                  BBB-         50        50,459
                                                                  -----------


                        See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

                                             STANDARD     PAR
                                             & POOR'S    VALUE
                                              RATING     (000)       VALUE
                                             --------   -------   -----------
RESTAURANTS--0.1%
  Domino's, Inc. 144A 8.25%, 7/1/11 (b) ....    B-       $   40   $    41,500
  Yum! Brands, Inc. 7.70%, 7/1/12 ..........    BB+          25        28,625
                                                                  -----------
                                                                       70,125
                                                                  -----------
SOFT DRINKS--1.1%
  Coca Cola Enterprises, Inc. 4.375%,
    9/15/09 ................................    A           250       266,057
  Coca Cola Enterprises, Inc. 6.125%,
    8/15/11 ................................    A           105       120,486
  Coca Cola Enterprises, Inc. 7.125%,
    8/1/17 .................................    A           133       168,950
                                                                  -----------
                                                                      555,493
                                                                  -----------
SPECIALTY STORES--0.7%
  Autozone, Inc. 5.875%, 10/15/12 ..........    BBB+        200       220,506
  Toys "R" Us, Inc. 7.875%, 4/15/13 ........    BBB-        125       134,464
                                                                  -----------
                                                                      354,970
                                                                  -----------
TECHNOLOGY DISTRIBUTORS--0.1%
  Arrow Electronics, Inc. 6.875%, 7/1/13 ...    BBB-         50        49,519
                                                                  -----------
THRIFTS & MORTGAGE FINANCE--0.8%
  Greenpoint Financial Corp. 144A 3.20%,
    6/6/08 (b) .............................    BBB-        125       124,052
  Sovereign Bank 5.125%, 3/15/13 ...........    BBB-        150       154,910
  Webster Bank 5.875%, 1/15/13 .............    BBB-        125       131,468
                                                                  -----------
                                                                      410,430
                                                                  -----------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
  Nextel Communications, Inc. 9.375%,
    11/15/09 ...............................    B           125       134,844
                                                                  -----------
TOTAL CORPORATE BONDS
  (Identified cost $30,717,858) ...............................    32,994,587
                                                                  -----------
FOREIGN GOVERNMENT SECURITIES--3.3%
GERMANY--1.5%
  Bundesobligation Series 140 4.50%, 8/17/07    AAA         175(g)    214,181
  Deutsche Bundesrepublic Series 02 5%,
    7/4/12 .................................    AAA         450(g)    565,634
                                                                  -----------
                                                                      779,815
                                                                  -----------
MEXICO--1.0%
  United Mexican States 4.625%, 10/8/08 ....    BBB-         50        51,050
  United Mexican States Series MTNA 6.375%,
    1/16/13 ................................    BBB-        285       302,100
  United Mexican States Series MTNA 8%,
    9/24/22 ................................    BBB-        150       168,000
                                                                  -----------
                                                                      521,150
                                                                  -----------
SPAIN--0.8%
  Government of Spain 5%, 7/30/12 ..........    AA+         325(g)    408,607
                                                                  -----------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $1,566,353) ................................     1,709,572
                                                                  -----------


                                             STANDARD     PAR
                                             & POOR'S    VALUE
                                              RATING     (000)       VALUE
                                             --------   -------   -----------
FOREIGN CORPORATE BONDS--3.1%
AUSTRALIA--0.3%
  Hanson Australia Funding 5.25%, 3/15/13 ..    BBB+     $  125   $   128,045
                                                                  -----------
CANADA--0.3%
  Corus Entertainment, Inc. 8.75%, 3/1/12 ..    B+           90        97,200
  Rogers Cable, Inc. 144A 6.25%, 6/15/13 (b)    BBB-         75        74,813
                                                                  -----------
                                                                      172,013
                                                                  -----------
LUXEMBOURG--0.6%
  Tyco International Group SA 6.375%,
    6/15/05 ................................    BBB-        300       312,750
                                                                  -----------
NETHERLANDS--0.1%
  Fresenius Finance BV 144A 7.75%,
    4/30/09 (b) ............................    BB+          50(g)     60,862
                                                                  -----------
UNITED KINGDOM--1.8%
  British Sky Broadcasting plc 7.30%,
    10/15/06 ...............................    BB+         250       280,248
  British Sky Broadcasting plc 6.875%,
    2/23/09 ................................    BB+         550       622,383
                                                                  -----------
                                                                      902,631
                                                                  -----------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $1,443,690) ................................     1,576,301
                                                                  -----------
CONVERTIBLE BONDS--0.0%
COMPUTER STORAGE & PERIPHERALS--0.0%
  Candescent Technologies Corp. Cv. 144A
    8%, 5/1/03 (b),(c),(d),(e) .............    NA           50         4,250
                                                                  -----------
TOTAL CONVERTIBLE BONDS
  (Identified cost $42,440) ...................................         4,250
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--96.3%
  (Identified cost $46,246,242) ...............................    49,310,398
                                                                  -----------
SHORT-TERM OBLIGATIONS--2.1%
COMMERCIAL PAPER--2.1%
  General Electric Capital Corp. 1.32%,
    7/1/03 .................................    A-1+      1,100     1,100,000
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,100,000) ................................     1,100,000
                                                                  -----------
TOTAL INVESTMENTS--98.4%
  (Identified cost $47,346,242) ...............................    50,410,398(a)
  Other assets and liabilities, net--1.6% .....................       806,595
                                                                  -----------
NET ASSETS--100.0% ............................................   $51,216,993
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,215,341 and gross depreciation of $168,382 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $47,363,439.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities amounted to a value of $3,879,694 or 7.6% of net assets.
(c) Security in default.
(d) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2003, this security amounted to $4,250 or 0.0% of net assets.
(e) Non-income producing.
(f) All or a portion segregated as collateral for forward contracts or long settlements.
(g) Par value represents Euro.
(h) As rated by Moody's or Fitch.
(i) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(j) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

                        See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $47,346,242) .......................................    $50,410,398
Receivables
  Investment securities sold .......................................................................      1,415,134
  Interest .........................................................................................        727,422
  Fund shares sold .................................................................................        106,256
Prepaid expenses ...................................................................................             24
                                                                                                        -----------
    Total assets ...................................................................................     52,659,234
                                                                                                        -----------
LIABILITIES
Cash overdraft .....................................................................................        117,493
Payables
  Investment securities purchased ..................................................................      1,095,811
  Fund shares repurchased ..........................................................................         69,793
  Net unrealized depreciation on forward currency contracts ........................................         60,780
  Professional fee .................................................................................         29,907
  Printing fee .....................................................................................         27,649
  Investment advisory fee ..........................................................................         26,102
  Financial agent fee ..............................................................................          5,898
  Trustees' fee ....................................................................................          3,506
  Administration fee ...............................................................................          3,215
Accrued expenses ...................................................................................          2,087
                                                                                                        -----------
    Total liabilities ..............................................................................      1,442,241
                                                                                                        -----------
NET ASSETS .........................................................................................    $51,216,993
                                                                                                        ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $47,381,668
  Undistributed net investment income ..............................................................         86,540
  Accumulated net realized gain ....................................................................        742,432
  Net unrealized appreciation ......................................................................      3,006,353
                                                                                                        -----------
NET ASSETS .........................................................................................    $51,216,993
                                                                                                        ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................      4,550,017
                                                                                                        ===========
Net asset value and offering price per share .......................................................         $11.26
                                                                                                             ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Interest .........................................................................................     $1,205,103
                                                                                                         ----------
    Total investment income ........................................................................      1,205,103
                                                                                                         ----------
EXPENSES
  Investment advisory fee ..........................................................................        189,497
  Financial agent fee ..............................................................................         33,151
  Administration fee ...............................................................................         18,147
  Professional .....................................................................................         16,814
  Custodian ........................................................................................         12,690
  Printing .........................................................................................          7,883
  Trustees .........................................................................................          2,646
  Miscellaneous ....................................................................................         10,433
                                                                                                         ----------
    Total expenses .................................................................................        291,261
    Less expenses borne by investment adviser ......................................................        (42,536)
    Custodian fees paid indirectly .................................................................            (12)
                                                                                                         ----------
    Net expenses ...................................................................................        248,713
                                                                                                         ----------
NET INVESTMENT INCOME ..............................................................................        956,390
                                                                                                         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities ..................................................................        835,063
  Net realized loss on foreign currency transactions ...............................................        (66,457)
  Net change in unrealized appreciation (depreciation) on investments ..............................      1,136,744
  Net change in unrealized appreciation (depreciation) on foreign currency and foreign
    currency transactions ..........................................................................         (3,988)
                                                                                                         ----------
NET GAIN ON INVESTMENTS ............................................................................      1,901,362
                                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................     $2,857,752
                                                                                                         ==========

                        See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS
                                                                                                      SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/03       YEAR ENDED
                                                                                                     (UNAUDITED)      12/31/02
                                                                                                     ------------   ------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................... $    956,390   $  1,574,413
  Net realized gain (loss) .........................................................................      768,606        183,552
  Net change in unrealized appreciation (depreciation) .............................................    1,132,756      1,768,935
                                                                                                     ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................    2,857,752      3,526,900
                                                                                                     ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ............................................................................     (881,353)    (1,583,110)
  Net realized short-term gains ....................................................................           --        (81,351)
  Net realized long-term gains .....................................................................           --        (58,966)
                                                                                                     ------------   ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ........................................     (881,353)    (1,723,427)
                                                                                                     ------------   ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,524,715 and 2,773,686 shares, respectively) .....................   16,843,228     29,137,626
  Net asset value of shares issued from reinvestment of distributions (79,516 and 163,467 shares,
    respectively) ..................................................................................      881,353      1,723,427
  Cost of shares repurchased (1,067,585 and 1,538,829 shares, respectively) ........................  (11,839,623)   (16,097,335)
                                                                                                     ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........................................    5,884,958     14,763,718
                                                                                                     ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................................    7,861,357     16,567,191
NET ASSETS
  Beginning of period ..............................................................................   43,355,636     26,788,445
                                                                                                     ------------   ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $86,540 AND $11,503,
    RESPECTIVELY) .................................................................................. $ 51,216,993   $ 43,355,636
                                                                                                     ============   ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                   SIX MONTHS                YEAR ENDED
                                                                      ENDED                 DECEMBER 31,           FROM INCEPTION
                                                                     6/30/03       ------------------------------    12/15/99 TO
                                                                   (UNAUDITED)      2002        2001(7)     2000       12/31/99
                                                                   -----------     ------      ------      ------  --------------
Net asset value, beginning of period ..........................      $10.80        $10.24      $10.09      $ 9.98       $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ................................        0.22          0.47        0.55(6)     0.53         0.02
  Net realized and unrealized gain (loss) .....................        0.44          0.60        0.17        0.10        (0.02)
                                                                     ------        ------      ------      ------       ------
    TOTAL FROM INVESTMENT OPERATIONS ..........................        0.66          1.07        0.72        0.63           --
                                                                     ------        ------      ------      ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income ........................       (0.20)        (0.47)      (0.49)      (0.52)       (0.02)
  Distributions from net realized gains .......................          --         (0.04)      (0.08)         --           --
                                                                     ------        ------      ------      ------       ------
    TOTAL DISTRIBUTIONS .......................................       (0.20)        (0.51)      (0.57)      (0.52)       (0.02)
                                                                     ------        ------      ------      ------       ------
CHANGE IN NET ASSET VALUE .....................................        0.46          0.56        0.15        0.11        (0.02)
                                                                     ------        ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD ................................      $11.26        $10.80      $10.24      $10.09       $ 9.98
                                                                     ======        ======      ======      ======       ======
Total return ..................................................       11.04%(2)     10.62%       7.24%       6.43%        0.02%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) .........................     $51,217       $43,356     $26,788     $12,547       $5,232
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3) .......................................        1.05%(1)(5)   1.04%(5)    0.95%(5)    1.00%(4)     0.95%(1)
  Net investment income .......................................        4.04%(1)      4.66%       5.31%       6.63%        4.81%(1)
Portfolio turnover ............................................          84%(2)       254%        305%        227%           0%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.23%, 1.34%, 1.51%, 2.47% and 8.18% for the periods ended June 30, 2003, December 31, 2002, 2001, 2000 and 1999, respectively.
(4) For the year ended December 31, 2000, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees, if expense offsets were included, the ratio would have been 0.95%.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees, if expense offsets were included, the ratio would not significantly differ.
(6) Computed using average shares outstanding.
(7) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.41% to 5.31%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

                       PHOENIX-KAYNE LARGE-CAP CORE SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES       VALUE
                                                         ------    ----------
COMMON STOCKS--93.9%
ASSET MANAGEMENT & CUSTODY BANKS--2.6%
  State Street Corp. .................................    4,590    $  180,846
                                                                   ----------
COMPUTER HARDWARE--3.0%
  International Business Machines Corp. ..............    2,480       204,600
                                                                   ----------
CONSUMER FINANCE--2.2%
  American Express Co. ...............................    3,615       151,143
                                                                   ----------
DATA PROCESSING & OUTSOURCED SERVICES--3.6%
  Automatic Data Processing, Inc. ....................    7,220       244,469
                                                                   ----------
DIVERSIFIED BANKS--3.9%
  Wells Fargo & Co. ..................................    5,255       264,852
                                                                   ----------
DIVERSIFIED CHEMICALS--2.7%
  Du Pont (E.I.) de Nemours & Co. ....................    4,425       184,257
                                                                   ----------
HEALTH CARE EQUIPMENT--2.3%
  Medtronic, Inc. ....................................    3,355       160,939
                                                                   ----------
HOME IMPROVEMENT RETAIL--5.0%
  Home Depot, Inc. (The) .............................   10,410       344,779
                                                                   ----------
HOUSEHOLD PRODUCTS--3.8%
  Procter & Gamble Co. (The) .........................    2,880       256,839
                                                                   ----------
HYPERMARKETS & SUPER CENTERS--4.1%
  Wal-Mart Stores, Inc. ..............................    5,190       278,547
                                                                   ----------
INDUSTRIAL CONGLOMERATES--4.6%
  General Electric Co. ...............................   10,895       312,469
                                                                   ----------
INDUSTRIAL GASES--1.8%
  Air Products and Chemicals, Inc. ...................    2,985       124,176
                                                                   ----------
INDUSTRIAL MACHINERY--2.3%
  Illinois Tool Works, Inc. ..........................    2,435       160,345
                                                                   ----------
INSURANCE BROKERS--2.8%
  Marsh & McLennan Cos., Inc. ........................    3,775       192,789
                                                                   ----------
INTEGRATED OIL & GAS--4.5%
  Exxon Mobil Corp. ..................................    8,575       307,928
                                                                   ----------
MOTORCYCLE MANUFACTURERS--1.6%
  Harley-Davidson, Inc. ..............................    2,700       107,622
                                                                   ----------
MULTI-LINE INSURANCE--2.9%
  American International Group, Inc. .................    3,655       201,683
                                                                   ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.2%
  Citigroup, Inc. ....................................    3,565       152,582
                                                                   ----------
PACKAGED FOODS & MEATS--2.1%
  Wrigley (Wm.) Jr. Co. ..............................    2,555       143,668
                                                                   ----------
PHARMACEUTICALS--13.6%
  Johnson & Johnson ..................................    4,960       256,432
  Lilly (Eli) & Co. ..................................    2,500       172,425
  Merck & Co., Inc. ..................................    3,365       203,751
  Pfizer, Inc. .......................................    8,715       297,617
                                                                   ----------
                                                                      930,225
                                                                   ----------


                                                         SHARES       VALUE
                                                         ------    ----------
REGIONAL BANKS--3.6%
  Fifth Third Bancorp ................................    4,275    $  245,129
                                                                   ----------
SEMICONDUCTORS--6.2%
  Intel Corp. ........................................    7,020       145,903
  Linear Technology Corp. ............................    8,551       275,428
                                                                   ----------
                                                                      421,331
                                                                   ----------
SOFT DRINKS--5.7%
  Coca-Cola Co. (The) ................................    5,325       247,133
  PepsiCo, Inc. ......................................    3,280       145,960
                                                                   ----------
                                                                      393,093
                                                                   ----------
SYSTEMS SOFTWARE--4.6%
  Microsoft Corp. ....................................   12,368       316,745
                                                                   ----------
THRIFTS & MORTGAGE FINANCE--2.2%
  Golden West Financial Corp. ........................    1,910       152,819
                                                                   ----------
TOTAL COMMON STOCKS
  (Identified cost $6,201,672) ................................     6,433,875
                                                                   ----------
TOTAL LONG TERM INVESTMENTS--93.9%
  (Identified cost $6,201,672) ................................     6,433,875
                                                                   ----------
SHORT-TERM OBLIGATIONS--2.5%
MONEY MARKET MUTUAL FUNDS--2.5%
  SSgA Money Market Fund (0.80% seven day
    effective yield) ................................   169,208       169,208
                                                                   ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $169,208) ..................................       169,208
                                                                   ----------
TOTAL INVESTMENTS--96.4%
  (Identified cost $6,370,880) ................................     6,603,083(a)
  Other assets and liabilities, net--3.6% .....................       245,818
                                                                   ----------
NET ASSETS--100.0% ............................................    $6,848,901
                                                                   ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $332,878 and gross depreciation of $105,150 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $6,375,355.

                        See Notes to Financial Statements

                       PHOENIX-KAYNE LARGE-CAP CORE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $6,370,880) ........................................    $6,603,083
Cash ...............................................................................................       903,316
Receivables
  Investment securities sold .......................................................................       117,593
  Fund shares sold .................................................................................        93,183
  Dividends and interest ...........................................................................         7,533
  Receivable from adviser ..........................................................................         5,675
                                                                                                        ----------
    Total assets ...................................................................................     7,730,383
                                                                                                        ----------
LIABILITIES
Payables
  Investment securities purchased ..................................................................       835,411
  Fund shares repurchased ..........................................................................         2,632
  Financial agent fee ..............................................................................         3,512
  Trustees' fee ....................................................................................         3,506
  Administration fee ...............................................................................           342
Accrued expenses ...................................................................................        36,079
                                                                                                        ----------
    Total liabilities ..............................................................................       881,482
                                                                                                        ----------
NET ASSETS .........................................................................................    $6,848,901
                                                                                                        ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $6,643,155
  Undistributed net investment income ..............................................................        13,879
  Accumulated net realized loss ....................................................................       (40,336)
  Net unrealized appreciation ......................................................................       232,203
                                                                                                        ----------
NET ASSETS .........................................................................................    $6,848,901
                                                                                                        ==========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................       664,089
                                                                                                        ==========
Net asset value and offering price per share .......................................................        $10.31
                                                                                                            ======



STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................      $ 27,333
  Interest .........................................................................................           424
                                                                                                          --------
    Total investment income ........................................................................        27,757
                                                                                                          --------
EXPENSES
  Investment advisory fee ..........................................................................        11,429
  Financial agent fee ..............................................................................        19,086
  Administration fee ...............................................................................         1,257
  Professional .....................................................................................        13,781
  Custodian ........................................................................................         3,022
  Trustees .........................................................................................         2,646
  Printing .........................................................................................           765
  Miscellaneous ....................................................................................         6,529
                                                                                                          --------
    Total expenses .................................................................................        58,515
    Less expenses borne by investment adviser ......................................................       (44,637)
                                                                                                          --------
    Net expenses ...................................................................................        13,878
                                                                                                          --------
NET INVESTMENT INCOME ..............................................................................        13,879
                                                                                                          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................       (25,183)
  Net change in unrealized appreciation (depreciation) on investments ..............................       262,787
                                                                                                          --------
NET GAIN ON INVESTMENTS ............................................................................       237,604
                                                                                                          --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................      $251,483
                                                                                                          ========


                       See Notes to Financial Statements

                      PHOENIX-KAYNE LARGE-CAP CORE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED     FROM INCEPTION
                                                                                                       6/30/03      8/12/02 TO
                                                                                                     (UNAUDITED)     12/31/02
                                                                                                    ------------  --------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................... $   13,879     $    3,149
  Net realized gain (loss) .........................................................................    (25,183)       (15,153)
  Net change in unrealized appreciation (depreciation) .............................................    262,787        (30,584)
                                                                                                     ----------     ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................    251,483        (42,588)
                                                                                                     ----------     ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ............................................................................         --         (3,194)
                                                                                                     ----------     ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ........................................         --         (3,194)
                                                                                                     ----------     ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (522,890 and 181,833 shares, respectively) .........................  5,239,012      1,798,494
  Net asset value of shares issued from reinvestment of distributions (0 and 332 shares,
    respectively) ..................................................................................         --          3,194
  Cost of shares repurchased (29,454 and 11,512 shares, respectively) ..............................   (286,152)      (111,348)
                                                                                                     ----------     ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........................................  4,952,860      1,690,340
                                                                                                     ----------     ----------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................................  5,204,343      1,644,558
NET ASSETS
  Beginning of period ..............................................................................  1,644,558             --
                                                                                                     ----------     ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $13,879 AND $0, RESPECTIVELY) .... $6,848,901     $1,644,558
                                                                                                     ==========     ==========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                                    SIX MONTHS
                                                                                                       ENDED     FROM INCEPTION
                                                                                                      6/30/03      8/12/02 TO
                                                                                                    (UNAUDITED)     12/31/02
                                                                                                    -----------  --------------
Net asset value, beginning of period ............................................................     $ 9.64          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..................................................................       0.02            0.02
  Net realized and unrealized gain (loss) .......................................................       0.65           (0.36)
                                                                                                      ------          ------
    TOTAL FROM INVESTMENT OPERATIONS ............................................................       0.67           (0.34)
                                                                                                      ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........................................................         --           (0.02)
                                                                                                      ------          ------
    TOTAL DISTRIBUTIONS .........................................................................         --           (0.02)
                                                                                                      ------          ------
CHANGE IN NET ASSET VALUE .......................................................................       0.67           (0.36)
                                                                                                      ------          ------
NET ASSET VALUE, END OF PERIOD ..................................................................     $10.31          $ 9.64
                                                                                                      ======          ======
Total return ....................................................................................       7.02%(3)       (3.45)%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .........................................................     $6,849          $1,645
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) .........................................................................       0.85%(2)        0.85%(2)(4)
  Net investment income .........................................................................       0.85%(2)        0.76%(2)
Portfolio turnover ..............................................................................          7%(3)          16%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.58% and 14.32% for the periods ended June 30, 2003 and December 31, 2002.
(2) Annualized.
(3) Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES       VALUE
                                                         ------    ----------
COMMON STOCKS--83.9%
APPLICATION SOFTWARE--4.1%
  Reynolds & Reynolds Co. (The) Class A ..............    3,100    $   88,536
                                                                   ----------
ASSET MANAGEMENT & CUSTODY BANKS--6.4%
  American Capital Strategies, Ltd. ..................    2,890        72,077
  MCG Capital Corp. ..................................    4,575        66,337
                                                                   ----------
                                                                      138,414
                                                                   ----------
COMMUNICATIONS EQUIPMENT--8.0%
  Black Box Corp. ....................................    1,930        69,866
  Inter-Tel, Inc. ....................................    4,935       104,721
                                                                   ----------
                                                                      174,587
                                                                   ----------
CONSTRUCTION & ENGINEERING--3.4%
  Insituform Technologies, Inc. Class A (b) ..........    4,185        73,991
                                                                   ----------
DISTRIBUTORS--3.3%
  Advanced Marketing Services, Inc. ..................    5,530        71,890
                                                                   ----------
DIVERSIFIED COMMERCIAL SERVICES--7.2%
  ABM Industries, Inc. ...............................    4,835        74,459
  Equifax, Inc. ......................................    3,185        82,810
                                                                   ----------
                                                                      157,269
                                                                   ----------
ENVIRONMENTAL SERVICES--3.0%
  Landauer, Inc. .....................................    1,575        65,882
                                                                   ----------
HEALTH CARE EQUIPMENT--6.9%
  Diagnostic Products Corp. ..........................    2,055        84,358
  Young Innovations, Inc. (b) ........................    2,330        66,405
                                                                   ----------
                                                                      150,763
                                                                   ----------
HOME FURNISHINGS--3.3%
  La-Z-Boy, Inc. .....................................    3,225        72,175
                                                                   ----------
INDUSTRIAL CONGLOMERATES--4.3%
  Teleflex, Inc. .....................................    2,215        94,248
                                                                   ----------
INDUSTRIAL MACHINERY--11.2%
  CLARCOR, Inc. ......................................    2,580        99,459
  Federal Signal Corp. ...............................    4,095        71,949
  Lincoln Electric Holdings, Inc. ....................    3,585        73,170
                                                                   ----------
                                                                      244,578
                                                                   ----------
OIL & GAS EQUIPMENT & SERVICES--4.7%
  CARBO Ceramics, Inc. ...............................    2,770       103,183
                                                                   ----------
REGIONAL BANKS--8.3%
  National Commerce Financial Corp. ..................    3,305        73,338
  Park National Corp. ................................      945       107,966
                                                                   ----------
                                                                      181,304
                                                                   ----------
SPECIALTY CHEMICALS--1.9%
  Balchem Corp. ......................................    1,720        40,454
                                                                   ----------
THRIFTS & MORTGAGE FINANCE--3.1%
  Washington Federal, Inc. ...........................    2,899        67,054
                                                                   ----------
TRUCKING--4.8%
  Landstar System, Inc. (b) ..........................    1,655       104,017
                                                                   ----------
TOTAL COMMON STOCKS
  (Identified cost $1,709,614) ................................     1,828,345
                                                                   ----------


                                                         SHARES       VALUE
                                                         ------    ----------
FOREIGN COMMON STOCKS--8.5%
ASSET MANAGEMENT & CUSTODY BANKS--4.4%
  Stewart (W.P.) & Co. Ltd. (Bermuda) ................    4,260    $   95,424
                                                                   ----------
WATER UTILITIES--4.1%
  Consolidated Water Co., Ltd. (Cayman Islands) ......    5,830        89,899
                                                                   ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $165,267) ..................................       185,323
                                                                   ----------
TOTAL LONG TERM INVESTMENTS--92.4%
  (Identified cost $1,874,881) ................................     2,013,668
                                                                   ----------
SHORT-TERM OBLIGATIONS--1.5%
MONEY MARKET MUTUAL FUNDS--1.5%
  SSgA Money Market Fund (0.80% seven day
    effective yield) .................................   33,331        33,331
                                                                   ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $33,331) ...................................        33,331
                                                                   ----------
TOTAL INVESTMENTS--93.9%
  (Identified cost $1,908,212) ................................     2,046,999(a)
  Other assets and liabilities, net--6.1% .....................       133,513
                                                                   ----------
NET ASSETS--100.0% ............................................    $2,180,512
                                                                   ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $187,654 and gross depreciation of $48,867 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $1,908,212.
(b) Non-income producing.

                        See Notes to Financial Statements

                  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $1,908,212) ........................................    $2,046,999
Cash ...............................................................................................       102,758
Receivables
  Fund shares sold .................................................................................        86,801
  Receivable from adviser ..........................................................................         7,076
  Dividends and interest ...........................................................................         4,988
                                                                                                        ----------
    Total assets ...................................................................................     2,248,622
                                                                                                        ----------
LIABILITIES
Payables
  Investment securities purchased ..................................................................        25,864
  Fund shares repurchased ..........................................................................           836
  Professional fee .................................................................................        19,160
  Printing fee .....................................................................................        12,391
  Trustees' fee ....................................................................................         3,506
  Financial agent fee ..............................................................................         3,282
  Administration fee ...............................................................................           123
Accrued expenses ...................................................................................         2,948
                                                                                                        ----------
    Total liabilities ..............................................................................        68,110
                                                                                                        ----------
NET ASSETS .........................................................................................    $2,180,512
                                                                                                        ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $2,036,999
  Undistributed net investment income ..............................................................        11,549
  Accumulated net realized loss ....................................................................        (6,823)
  Net unrealized appreciation ......................................................................       138,787
                                                                                                        ----------
NET ASSETS .........................................................................................    $2,180,512
                                                                                                        ==========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................       207,328
                                                                                                        ==========
Net asset value and offering price per share .......................................................        $10.52
                                                                                                            ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................      $ 18,194
  Interest .........................................................................................           147
                                                                                                          --------
    Total investment income ........................................................................        18,341
                                                                                                          --------
EXPENSES
  Investment advisory fee ..........................................................................         5,822
  Financial agent fee ..............................................................................        18,393
  Administration fee ...............................................................................           498
  Professional .....................................................................................        13,814
  Custodian ........................................................................................         3,321
  Trustees .........................................................................................         2,664
  Printing .........................................................................................           275
  Miscellaneous ....................................................................................         6,552
                                                                                                          --------
    Total expenses .................................................................................        51,339
    Less expenses borne by investment adviser ......................................................       (44,546)
    Custodian fees paid indirectly .................................................................            (1)
                                                                                                          --------
    Net expenses ...................................................................................         6,792
                                                                                                          --------
NET INVESTMENT INCOME ..............................................................................        11,549
                                                                                                          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................        (6,746)
  Net change in unrealized appreciation (depreciation) on investments ..............................       134,635
                                                                                                          --------
NET GAIN ON INVESTMENTS ............................................................................       127,889
                                                                                                          --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................      $139,438
                                                                                                          ========

                        See Notes to Financial Statements

                  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED      FROM INCEPTION
                                                                                                       6/30/03       8/12/02 TO
                                                                                                     (UNAUDITED)      12/31/02
                                                                                                     ----------    --------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $   11,549       $  5,920
  Net realized gain (loss) ......................................................................        (6,746)         5,843
  Net change in unrealized appreciation (depreciation) ..........................................       134,635          4,152
                                                                                                     ----------       --------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................       139,438         15,915
                                                                                                     ----------       --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................................................................            --         (5,920)
  Net realized short-term gains .................................................................        (2,543)        (3,377)
                                                                                                     ----------       --------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....................................        (2,543)        (9,297)
                                                                                                     ----------       --------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (134,801 and 86,692 shares, respectively) .......................     1,315,945        859,237
  Net asset value of shares issued from reinvestment of distributions (240 and 940 shares,
    respectively) ...............................................................................         2,543          9,297
  Cost of shares repurchased (14,707 and 638 shares, respectively) ..............................      (143,709)        (6,314)
                                                                                                     ----------       --------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................     1,174,779        862,220
                                                                                                     ----------       --------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................     1,311,674        868,838
NET ASSETS
  Beginning of period ...........................................................................       868,838             --
                                                                                                     ----------       --------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $11,549 AND $0, RESPECTIVELY) .    $2,180,512       $868,838
                                                                                                     ==========       ========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                                     SIX MONTHS
                                                                                                        ENDED      FROM INCEPTION
                                                                                                       6/30/03       8/12/02 TO
                                                                                                     (UNAUDITED)      12/31/02
                                                                                                     ----------    --------------
Net asset value, beginning of period ............................................................      $ 9.99          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..................................................................        0.06            0.07
  Net realized and unrealized gain (loss) .......................................................        0.48            0.03
                                                                                                       ------          ------
    TOTAL FROM INVESTMENT OPERATIONS ............................................................        0.54            0.10
                                                                                                       ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........................................................          --           (0.07)
  Distributions from net realized gains .........................................................       (0.01)          (0.04)
                                                                                                       ------          ------
    TOTAL DISTRIBUTIONS .........................................................................       (0.01)          (0.11)
                                                                                                       ------          ------
CHANGE IN NET ASSET VALUE .......................................................................        0.53           (0.01)
                                                                                                       ------          ------
NET ASSET VALUE, END OF PERIOD ..................................................................      $10.52          $ 9.99
                                                                                                       ======          ======
Total return ....................................................................................        5.43%(3)        1.01%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .........................................................      $2,181            $869
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) .........................................................................        1.05%(2)(4)     1.05%(2)(4)
  Net investment income .........................................................................        1.79%(2)        2.33%(2)
Portfolio turnover                                                                                          4%(3)           4%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 7.94% and 22.60% for the periods ended June 30, 2003 and December 31, 2002.
(2) Annualized.
(3) Not annualized.
(4)The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES      VALUE
                                                        -------   -----------
FOREIGN COMMON STOCKS--92.1%
DENMARK--1.9%
  Danske Bank A/S ADR (Diversified Banks) ............   10,700   $   208,374
                                                                  -----------
FINLAND--2.9%
  Nokia Oyj ADR (Communications Equipment) ...........   19,200       315,456
                                                                  -----------
FRANCE--10.5%
  Aventis SA ADR (Pharmaceuticals) ...................    3,700       202,390
  Axa ADR (Multi-line Insurance) .....................   13,900       216,979
  Societe Generale  ADR (Diversified Banks) ..........   24,750       313,771
  Total SA ADR (Integrated Oil & Gas) ................    5,600       424,480
                                                                  -----------
                                                                    1,157,620
                                                                  -----------
GERMANY--1.9%
  Siemens AG ADR (Industrial Conglomerates) ..........    4,400       214,940
                                                                  -----------
IRELAND--2.9%
  Allied Irish Banks plc ADR (Diversified Banks) .....   10,600       317,046
                                                                  -----------
ITALY--5.8%
  Eni SpA ADR (Integrated Oil & Gas) .................    5,700       433,429
  Sanpaolo IMI SpA (Diversified Banks) ...............   11,100       208,902
                                                                  -----------
                                                                      642,331
                                                                  -----------
JAPAN--5.8%
  Canon, Inc. ADR (Office Electronics) ...............    7,100       324,115
  Kao Corp. ADR (Household Products) .................    1,700       316,427
                                                                  -----------
                                                                      640,542
                                                                  -----------
NETHERLANDS--9.7%
  ABN Amro Holding NV ADR (Diversified Banks) ........   16,700       318,803
  Heinekin NV (Brewers) ..............................   12,000       425,801
  Royal Dutch Petroleum Co. NY Registered Shares
    (Integrated Oil & Gas) ...........................    7,000       326,340
                                                                  -----------
                                                                    1,070,944
                                                                  -----------
SPAIN--3.0%
  Endesa SA ADR (Electric Utilities) .................   20,000       326,000
                                                                  -----------
SWITZERLAND--13.7%
  Compagnie Financiere Richemont AG (Housewares &
    Specialties) .....................................   12,900       208,566
  Nestle SA ADR (Packaged Foods & Meats) .............    8,300       428,162
  Novartis AG ADR (Pharmaceuticals) ..................   10,900       433,929
  UBS AG (Diversified Capital Markets) ...............    8,000       443,200
                                                                  -----------
                                                                    1,513,857
                                                                  -----------


                                                         SHARES      VALUE
                                                        -------   -----------
UNITED KINGDOM--34.0%
  AstraZeneca plc ADR (Pharmaceuticals) ..............    7,800   $   318,006
  Barclays plc ADR (Diversified Banks) ...............   13,900       415,888
  BP plc ADR (Integrated Oil & Gas) ..................    7,700       323,554
  Cadbury Schweppes plc ADR (Packaged Foods &
    Meats) ...........................................   17,900       432,822
  Diageo plc ADR (Distillers & Vintners) .............    9,700       424,472
  GlaxoSmithKline plc ADR (Pharmaceuticals) ..........   10,600       429,724
  HSBC Holdings plc (Diversified Banks) ..............    7,300       431,503
  Tesco plc (Food Retail) ............................   21,100       229,015
  Unilever plc (Packaged Foods & Meats) ..............   13,400       430,140
  Vodafone Group plc ADR (Wireless Telecommunication
    Services) ........................................   16,300       320,295
                                                                  -----------
                                                                    3,755,419
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $9,567,716) ................................    10,162,529
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--92.1%
  (Identified cost $9,567,716) ................................    10,162,529
                                                                  -----------


                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)
                                               --------   -----
SHORT-TERM OBLIGATIONS--8.3%
U.S. GOVERNMENT SECURITIES--8.3%
  U.S. Treasury Bill 1.002%, 7/3/03 ..........    AAA      $ 95        94,995
  U.S. Treasury Bill 1.01%, 7/3/03 ...........    AAA        25        24,998
  U.S. Treasury Bill 1.02%, 7/3/03 ...........    AAA       115       114,993
  U.S. Treasury Bill 1.064%, 7/3/03 ..........    AAA       370       369,978
  U.S. Treasury Bill 1.065%, 7/3/03 ..........    AAA        55        54,997
  U.S. Treasury Bill 1.105%, 7/3/03 ..........    AAA        75        74,995
  U.S. Treasury Bill 0.80%, 9/4/03 ...........    AAA        50        49,924
  U.S. Treasury Bill 0.82%, 9/4/03 ...........    AAA       105       104,840
  U.S. Treasury Bill 0.865%, 9/4/03 ..........    AAA        25        24,962
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $914,690) ..................................       914,682
                                                                  -----------
TOTAL INVESTMENTS--100.4%
  (Identified cost $10,482,406) ...............................    11,077,211(a)
  Other assets and liabilities, net--(0.4)% ...................       (49,337)
                                                                  -----------
NET ASSETS--100.0% ............................................   $11,027,874
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $776,455 and gross depreciation of $263,245 for federal income tax purposes. At June 30, 2003, cost of securities for federal income tax purposes was $10,564,001.

                        See Notes to Financial Statements

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Brewers ................................................................   4.2%
Communications Equipment ...............................................   3.1
Distillers & Vintners ..................................................   4.2
Diversified Banks ......................................................  21.8
Diversified Capital Markets ............................................   4.4
Electric Utilities .....................................................   3.2
Food Retail ............................................................   2.3
Household Products .....................................................   3.1
Housewares & Specialties ...............................................   2.1
Industrial Conglomerates ...............................................   2.1
Integrated Oil & Gas ...................................................  14.8
Multi-line Insurance ...................................................   2.1
Office Electronics .....................................................   3.2
Packaged Foods & Meats .................................................  12.7
Pharmaceuticals ........................................................  13.6
Wireless Telecommunication Services ....................................   3.1
                                                                         -----
                                                                         100.0%
                                                                         =====

                        See Notes to Financial Statements

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $10,482,406) .......................................    $11,077,211
Cash ...............................................................................................         65,177
Receivables
  Fund shares sold .................................................................................        169,002
  Dividends and interest ...........................................................................         35,495
  Tax reclaim ......................................................................................          5,476
  Receivable from adviser ..........................................................................          1,376
Prepaid expenses ...................................................................................              1
                                                                                                        -----------
    Total assets ...................................................................................     11,353,738
                                                                                                        -----------
LIABILITIES
Payables
  Investment securities purchased ..................................................................        274,522
  Fund shares repurchased ..........................................................................          5,241
  Professional fee .................................................................................         18,794
  Printing fee .....................................................................................         16,058
  Financial agent fee ..............................................................................          3,631
  Trustees' fee ....................................................................................          3,502
  Administration fee ...............................................................................            661
Accrued expenses ...................................................................................          3,455
                                                                                                        -----------
    Total liabilities ..............................................................................        325,864
                                                                                                        -----------
NET ASSETS .........................................................................................    $11,027,874
                                                                                                        ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $10,442,176
  Undistributed net investment income ..............................................................         89,944
  Accumulated net realized loss ....................................................................        (99,051)
  Net unrealized appreciation ......................................................................        594,805
                                                                                                        -----------
NET ASSETS .........................................................................................    $11,027,874
                                                                                                        ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................      1,063,779
                                                                                                        ===========
Net asset value and offering price per share .......................................................         $10.37
                                                                                                             ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................       $148,013
  Interest .........................................................................................          3,787
  Foreign taxes withheld ...........................................................................        (21,748)
                                                                                                           --------
    Total investment income ........................................................................        130,052
                                                                                                           --------
EXPENSES
  Investment advisory fee ..........................................................................         26,925
  Financial agent fee ..............................................................................         19,845
  Administration fee ...............................................................................          2,303
  Professional .....................................................................................         13,719
  Custodian ........................................................................................          7,908
  Printing .........................................................................................          3,865
  Trustees .........................................................................................          2,642
  Miscellaneous ....................................................................................          6,633
                                                                                                           --------
    Total expenses .................................................................................         83,840
    Less expenses borne by investment adviser ......................................................        (52,428)
                                                                                                           --------
    Net expenses ...................................................................................         31,412
                                                                                                           --------
NET INVESTMENT INCOME ..............................................................................         98,640
                                                                                                           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................        (11,074)
  Net change in unrealized appreciation (depreciation) on investments ..............................        562,389
                                                                                                           --------
NET GAIN ON INVESTMENTS ............................................................................        551,315
                                                                                                           --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................       $649,955
                                                                                                           ========

                        See Notes to Financial Statements

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED        FROM INCEPTION
                                                                                                       6/30/03         8/12/02 TO
                                                                                                     (UNAUDITED)        12/31/02
                                                                                                     -----------     --------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................... $    98,640      $     1,628
  Net realized gain (loss) .........................................................................     (11,074)         (87,977)
  Net change in unrealized appreciation (depreciation) .............................................     562,389           32,416
                                                                                                     -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................     649,955          (53,933)
                                                                                                     -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ............................................................................     (10,324)              --
                                                                                                     -----------      -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ........................................     (10,324)              --
                                                                                                     -----------      -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (800,158 and 425,410 shares, respectively) .........................   7,878,357        4,118,471
  Net asset value of shares issued from reinvestment of distributions (982 and
    0 shares, respectively) ........................................................................      10,324               --
  Cost of shares repurchased (38,800 and 123,971 shares, respectively) .............................    (387,429)      (1,177,547)
                                                                                                     -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........................................   7,501,252        2,940,924
                                                                                                     -----------      -----------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................................   8,140,883        2,886,991
NET ASSETS
  Beginning of period ..............................................................................   2,886,991               --
                                                                                                     -----------      -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $89,944 AND
    $1,628, RESPECTIVELY) .......................................................................... $11,027,874      $ 2,886,991
                                                                                                     ===========      ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                                     SIX MONTHS
                                                                                                        ENDED        FROM INCEPTION
                                                                                                       6/30/03         8/12/02 TO
                                                                                                     (UNAUDITED)        12/31/02
                                                                                                     -----------     --------------
Net asset value, beginning of period ..............................................................    $ 9.58            $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ....................................................................      0.09              0.01
  Net realized and unrealized gain (loss) .........................................................      0.71             (0.43)
                                                                                                       ------            ------
    TOTAL FROM INVESTMENT OPERATIONS ..............................................................      0.80             (0.42)
                                                                                                       ------            ------
LESS DISTRIBUTIONS
  Dividends from net investment income ............................................................     (0.01)               --
                                                                                                       ------            ------
    TOTAL DISTRIBUTIONS ...........................................................................     (0.01)               --
                                                                                                       ------            ------
CHANGE IN NET ASSET VALUE .........................................................................      0.79             (0.42)
                                                                                                       ------            ------
NET ASSET VALUE, END OF PERIOD ....................................................................    $10.37            $ 9.58
                                                                                                       ======            ======
Total return ......................................................................................      8.34%(3)         (4.22)%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ...........................................................   $11,028            $2,887
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ...........................................................................      1.05%(2)          1.05%(2)
  Net investment income ...........................................................................      3.50%(2)          0.26%(2)
Portfolio turnover ................................................................................         0%(3)(4)         70%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.80% and 10.26% for the periods ended June 30, 2003 and December 31, 2002.
(2) Annualized.
(3) Not annualized.
(4) Percentage is less than 1.

                        See Notes to Financial Statements

                      PHOENIX-LAZARD SMALL-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES       VALUE
                                                         ------    ----------
COMMON STOCKS--94.2%
ADVERTISING--1.6%
  ADVO, Inc. (b) .....................................      700    $   31,080
  Donnelley (R.H.) Corp. (b) .........................    1,300        47,411
                                                                   ----------
                                                                       78,491
                                                                   ----------
AEROSPACE & DEFENSE--1.6%
  DRS Technologies, Inc. (b) .........................    1,850        51,652
  Moog, Inc. Class A (b) .............................      750        26,062
                                                                   ----------
                                                                       77,714
                                                                   ----------
AGRICULTURAL PRODUCTS--0.9%
  Delta & Pine Land Co. ..............................    2,050        45,059
                                                                   ----------
AIR FREIGHT & COURIERS--1.6%
  EGL, Inc. (b) ......................................    2,200        33,440
  Forward Air Corp. (b) ..............................    1,700        43,129
                                                                   ----------
                                                                       76,569
                                                                   ----------
APPAREL RETAIL--3.1%
  American Eagle Outfitters, Inc. (b) ................    3,600        66,023
  AnnTaylor Stores Corp. (b) .........................    1,180        34,161
  Too, Inc. (b) ......................................    2,450        49,612
                                                                   ----------
                                                                      149,796
                                                                   ----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
  Fossil, Inc. (b) ...................................    1,800        42,408
                                                                   ----------
APPLICATION SOFTWARE--1.2%
  Mentor Graphics Corp. (b) ..........................    4,050        58,644
                                                                   ----------
AUTO PARTS & EQUIPMENT--0.4%
  American Axle & Manufacturing Holdings, Inc. (b) ...      700        16,730
                                                                   ----------
BIOTECHNOLOGY--1.8%
  Celgene Corp. (b) ..................................    1,800        54,720
  Invitrogen Corp. (b) ...............................      850        32,614
                                                                   ----------
                                                                       87,334
                                                                   ----------
BROADCASTING & CABLE TV--1.2%
  Liberty Corp. (The) ................................    1,300        55,250
                                                                   ----------
COMMERCIAL PRINTING--0.2%
  Harland (John H.) Co. ..............................      300         7,848
                                                                   ----------
COMMODITY CHEMICALS--1.1%
  Spartech Corp. .....................................    2,400        50,904
                                                                   ----------
COMMUNICATIONS EQUIPMENT--1.8%
  C-COR.net Corp. (b) ................................    8,400        41,160
  Extreme Networks, Inc. (b) .........................    8,600        45,580
                                                                   ----------
                                                                       86,740
                                                                   ----------
COMPUTER STORAGE & PERIPHERALS--2.4%
  Advanced Digital Information Corp. (b) .............    6,550        65,434
  Maxtor Corp. (b) ...................................    6,600        49,566
                                                                   ----------
                                                                      115,000
                                                                   ----------
CONSTRUCTION & ENGINEERING--0.9%
  Chicago Bridge & Iron Co. NV .......................    2,000        45,360
                                                                   ----------
CONSTRUCTION MATERIALS--0.5%
  Florida Rock Industries, Inc. ......................      600        24,768
                                                                   ----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.7%
  AGCO Corp. (b) .....................................    2,000        34,160
                                                                   ----------
DISTILLERS & VINTNERS--0.5%
  Mondavi (Robert) Corp. (The) Class A (b) ...........      850        21,513
                                                                   ----------


                                                         SHARES       VALUE
                                                         ------    ----------
DIVERSIFIED CHEMICALS--0.9%
  Olin Corp. .........................................    2,550    $   43,605
                                                                   ----------
DIVERSIFIED COMMERCIAL SERVICES--3.2%
  FTI Consulting, Inc. (b) ...........................    1,600        39,952
  Learning Tree International, Inc. (b) ..............    2,600        40,638
  PRG-Schultz International, Inc. (b) ................    4,500        26,550
  Watson Wyatt & Co. Holdings (b) ....................    1,900        44,042
                                                                   ----------
                                                                      151,182
                                                                   ----------
ELECTRIC UTILITIES--0.9%
  Black Hills Corp. ..................................      500        15,350
  DQE, Inc. ..........................................    1,900        28,633
                                                                   ----------
                                                                       43,983
                                                                   ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--4.5%
  Coherent, Inc. (b) .................................    2,850        68,200
  Electro Scientific Industries, Inc. (b) ............      600         9,096
  Roper Industries, Inc. .............................    1,400        52,080
  ScanSource, Inc. (b) ...............................    1,800        48,150
  Varian, Inc. (b) ...................................    1,100        38,137
                                                                   ----------
                                                                      215,663
                                                                   ----------
ELECTRONIC MANUFACTURING SERVICES--0.7%
  Plexus Corp. (b) ...................................    3,000        34,590
                                                                   ----------
ENVIRONMENTAL SERVICES--0.8%
  Waste Connections, Inc. (b) ........................    1,100        38,555
                                                                   ----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.8%
  Scotts Co. (The) Class A (b) .......................      800        39,600
                                                                   ----------
GAS UTILITIES--1.8%
  AGL Resources, Inc. ................................    1,300        33,072
  Kinder Morgan Management LLC (b) ...................    1,423        53,306
                                                                   ----------
                                                                       86,378
                                                                   ----------
HEALTH CARE DISTRIBUTORS--1.1%
  Andrx Corp. (b) ....................................    2,700        53,730
                                                                   ----------
HEALTH CARE EQUIPMENT--1.5%
  INAMED Corp. (b) ...................................      800        42,952
  Viasys Healthcare, Inc. (b) ........................    1,450        30,015
                                                                   ----------
                                                                       72,967
                                                                   ----------
HEALTH CARE FACILITIES--2.1%
  LifePoint Hospitals, Inc. (b) ......................    2,200        46,068
  Manor Care, Inc. (b) ...............................    2,200        55,022
                                                                   ----------
                                                                      101,090
                                                                   ----------
HEALTH CARE SERVICES--1.4%
  Covance, Inc. (b) ..................................    2,400        43,440
  Pediatrix Medical Group, Inc. (b) ..................      700        24,955
                                                                   ----------
                                                                       68,395
                                                                   ----------
HEALTH CARE SUPPLIES--1.4%
  Fisher Scientific International, Inc. (b) ..........    1,850        64,565
                                                                   ----------
HOTELS, RESORTS & CRUISE LINES--1.9%
  Extended Stay America, Inc. (b) ....................    3,100        41,819
  Intrawest Corp. ....................................    3,650        48,107
                                                                   ----------
                                                                       89,926
                                                                   ----------
HYPERMARKETS & SUPER CENTERS--0.9%
  BJ's Wholesale Club, Inc. (b) ......................    2,750        41,415
                                                                   ----------
INDUSTRIAL MACHINERY--0.9%
  Nordson Corp. ......................................    1,750        41,737
                                                                   ----------

                        See Notes to Financial Statements

                      PHOENIX-LAZARD SMALL-CAP VALUE SERIES

                                                         SHARES       VALUE
                                                         ------    ----------
IT CONSULTING & OTHER SERVICES--1.5%
  Tier Technologies, Inc. Class B (b) ................    2,200    $   17,050
  Titan Corp. (The) (b) ..............................    5,300        54,537
                                                                   ----------
                                                                       71,587
                                                                   ----------
LEISURE PRODUCTS--1.4%
  Brunswick Corp. ....................................    2,600        65,052
                                                                   ----------
MANAGED HEALTH CARE--1.0%
  MIM Corp. (b) ......................................    7,200        47,016
                                                                   ----------
MULTI-LINE INSURANCE--0.8%
  HCC Insurance Holdings, Inc. .......................    1,300        38,441
                                                                   ----------
MULTI-UTILITIES & UNREGULATED POWER--1.4%
  Energen Corp. ......................................      950        31,635
  MDU Resources Group, Inc. ..........................    1,100        36,839
                                                                   ----------
                                                                       68,474
                                                                   ----------
OFFICE SERVICES & SUPPLIES--1.1%
  Miller (Herman), Inc. ..............................    2,650        53,556
                                                                   ----------
OIL & GAS DRILLING--1.0%
  Helmerich & Payne, Inc. ............................    1,700        49,640
                                                                   ----------
OIL & GAS EQUIPMENT & SERVICES--2.9%
  Cal Dive International, Inc. (b) ...................    2,550        55,590
  Key Energy Services, Inc. (b) ......................    5,700        61,104
  Lone Star Technologies, Inc. (b) ...................    1,100        23,298
                                                                   ----------
                                                                      139,992
                                                                   ----------
OIL & GAS EXPLORATION & PRODUCTION--1.8%
  Newfield Exploration Co. (b) .......................    1,400        52,570
  St. Mary Land & Exploration Co. ....................    1,250        34,125
                                                                   ----------
                                                                       86,695
                                                                   ----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.7%
  Western Gas Resources, Inc. ........................      800        31,680
                                                                   ----------
PAPER PACKAGING--0.7%
  Packaging Corp. of America (b) .....................    1,700        31,331
                                                                   ----------
PHARMACEUTICALS--1.7%
  aaiPharma, Inc. (b) ................................    4,100        81,508
                                                                   ----------
PROPERTY & CASUALTY INSURANCE--1.2%
  RLI Corp. ..........................................      850        27,965
  Triad Guaranty, Inc. (b) ...........................      800        30,360
                                                                   ----------
                                                                       58,325
                                                                   ----------
PUBLISHING & PRINTING--3.1%
  Journal Register Co. (b) ...........................    3,250        58,793
  ProQuest Co. (b) ...................................      650        16,770
  Pulitzer, Inc. .....................................      700        34,594
  Scholastic Corp. (b) ...............................    1,350        40,203
                                                                   ----------
                                                                      150,360
                                                                   ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
  Catellus Development Corp. (b) .....................    1,650        36,300
                                                                   ----------
REGIONAL BANKS--7.3%
  Chittenden Corp. ...................................      700        19,145
  Community First Bankshares, Inc. ...................    1,800        49,140
  East-West Bancorp, Inc. ............................    1,000        36,140
  First Community Bancorp ............................      700        21,819
  First Midwest Bancorp, Inc. ........................    1,750        50,418
  Hudson United Bancorp ..............................    1,500        51,225
  South Financial Group, Inc. (The) ..................    1,000        23,330
  Sterling Bancshares, Inc. ..........................    3,700        48,396
  United Bankshares, Inc. ............................    1,800        51,570
                                                                   ----------
                                                                      351,183
                                                                   ----------


                                                         SHARES       VALUE
                                                         ------    ----------
REINSURANCE--0.5%
  Reinsurance Group of America, Inc. .................      700    $   22,470
                                                                   ----------
REITS--4.8%
  Alexandria Real Estate Equities, Inc. ..............      950        42,750
  Camden Property Trust ..............................    1,400        48,930
  CarrAmerica Realty Corp. ...........................      700        19,467
  Healthcare Realty Trust, Inc. ......................    1,300        37,895
  Maguire Properties, Inc. (b) .......................    1,800        34,650
  Mills Corp. (The) ..................................    1,350        45,293
                                                                   ----------
                                                                      228,985
                                                                   ----------
RESTAURANTS--1.9%
  AFC Enterprises, Inc. (b) ..........................    4,100        66,584
  Sonic Corp. (b) ....................................      950        24,159
                                                                   ----------
                                                                       90,743
                                                                   ----------
SEMICONDUCTOR EQUIPMENT--0.4%
  Axcelis Technologies, Inc. (b) .....................    3,050        18,666
                                                                   ----------
SEMICONDUCTORS--3.9%
  Actel Corp. (b) ....................................    2,600        53,300
  Cree, Inc. (b) .....................................    2,200        35,816
  Microsemi Corp. (b) ................................    3,500        56,000
  Zoran Corp. (b) ....................................    2,200        42,262
                                                                   ----------
                                                                      187,378
                                                                   ----------
SPECIALIZED FINANCE--0.7%
  Financial Federal Corp. (b) ........................    1,400        34,160
                                                                   ----------
SPECIALTY CHEMICALS--1.2%
  Cambrex Corp. ......................................    1,150        26,473
  Ferro Corp. ........................................    1,450        32,669
                                                                   ----------
                                                                       59,142
                                                                   ----------
SPECIALTY STORES--1.0%
  Linens 'n Things, Inc. (b) .........................    2,100        49,581
                                                                   ----------
SYSTEMS SOFTWARE--0.9%
  Borland Software Corp. (b) .........................    4,550        44,454
                                                                   ----------
THRIFTS & MORTGAGE FINANCE--1.5%
  IndyMac Bancorp, Inc. ..............................    2,100        53,382
  W Holding Co., Inc. ................................    1,000        16,920
                                                                   ----------
                                                                       70,302
                                                                   ----------
TRUCKING--1.8%
  Swift Transportation Co., Inc. (b) .................    2,800        52,136
  USF Corp. ..........................................    1,250        33,713
                                                                   ----------
                                                                       85,849
                                                                   ----------
TOTAL COMMON STOCKS
  (Identified cost $3,974,386) ................................     4,514,539
                                                                   ----------
FOREIGN COMMON STOCKS--2.2%
ASSET MANAGEMENT & CUSTODY BANKS--0.6%
  Stewart (W.P.) & Co. Ltd. (Bermuda) ................    1,200        26,880
                                                                   ----------
OFFICE SERVICES & SUPPLIES--1.0%
  Moore Wallace, Inc. (Canada) (b) ...................    3,400        49,912
                                                                   ----------
REINSURANCE--0.6%
  Max Re Capital Ltd. (Bermuda) ......................    1,900        28,443
                                                                   ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $79,364) ...................................       105,235
                                                                   ----------
TOTAL LONG TERM INVESTMENTS--96.4%
  (Identified cost $4,053,750) ................................     4,619,774
                                                                   ----------

                        See Notes to Financial Statements

                      PHOENIX-LAZARD SMALL-CAP VALUE SERIES

                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)       VALUE
                                               --------   -----    ----------

SHORT-TERM OBLIGATIONS--4.3%
U.S. TREASURY BILLS--4.3%
  U.S. Treasury Bill 1.092%, 7/3/03 ..........    AAA       $55    $   54,997
  U.S. Treasury Bill 1.117%, 7/3/03 ..........    AAA        80        79,995
  U.S. Treasury Bill 1.12%, 7/3/03 ...........    AAA        30        29,998
  U.S. Treasury Bill 0.779%, 9/4/03 ..........    AAA        40        39,939
                                                                   ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $204,933) ..................................       204,929
                                                                   ----------
TOTAL INVESTMENTS--100.7%
  (Identified cost $4,258,683) ................................     4,824,703(a)
  Other assets and liabilities, net--(0.7)% ...................       (34,768)
                                                                   ----------
NET ASSETS--100.0% ............................................    $4,789,935
                                                                   ==========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $686,745 and gross depreciation of $124,553 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $4,262,511.
(b) Non-income producing.

                        See Notes to Financial Statements

                      PHOENIX-LAZARD SMALL-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $4,258,683) ........................................    $4,824,703
Cash ...............................................................................................         1,366
Receivables
  Investment securities sold .......................................................................        52,329
  Receivable from adviser ..........................................................................         6,436
  Dividends and interest ...........................................................................         3,867
  Fund shares sold .................................................................................           810
  Tax reclaim ......................................................................................             8
Prepaid expenses ...................................................................................             3
                                                                                                        ----------
    Total assets ...................................................................................     4,889,522
                                                                                                        ----------
LIABILITIES
Payables
  Investment securities purchased ..................................................................        53,708
  Fund shares repurchased ..........................................................................           488
  Professional fee .................................................................................        19,076
  Printing fee .....................................................................................        13,328
  Trustees' fee ....................................................................................         3,506
  Financial agent fee ..............................................................................         3,416
  Administration fee ...............................................................................           298
Accrued expenses ...................................................................................         5,767
                                                                                                        ----------
    Total liabilities ..............................................................................        99,587
                                                                                                        ----------
NET ASSETS .........................................................................................    $4,789,935
                                                                                                        ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $4,341,977
  Undistributed net investment income ..............................................................         1,990
  Accumulated net realized loss ....................................................................      (120,052)
  Net unrealized appreciation ......................................................................       566,020
                                                                                                        ----------
NET ASSETS .........................................................................................    $4,789,935
                                                                                                        ==========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................       433,873
                                                                                                        ==========
Net asset value and offering price per share .......................................................        $11.04
                                                                                                            ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................      $ 20,836
  Interest .........................................................................................         1,214
  Foreign taxes withheld ...........................................................................           (67)
                                                                                                          --------
    Total investment income ........................................................................        21,983
                                                                                                          --------
EXPENSES
  Investment advisory fee ..........................................................................        17,137
  Financial agent fee ..............................................................................        19,175
  Administration fee ...............................................................................         1,466
  Professional .....................................................................................        13,727
  Custodian ........................................................................................        11,461
  Trustees .........................................................................................         2,645
  Printing .........................................................................................         1,198
  Miscellaneous ....................................................................................         6,562
                                                                                                          --------
    Total expenses .................................................................................        73,371
    Less expenses borne by investment adviser ......................................................       (53,376)
    Custodian fees paid indirectly .................................................................            (2)
                                                                                                          --------
    Net expenses ...................................................................................        19,993
                                                                                                          --------
NET INVESTMENT INCOME ..............................................................................         1,990
                                                                                                          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................       (78,191)
  Net change in unrealized appreciation (depreciation) on investments ..............................       594,124
                                                                                                          --------
NET GAIN ON INVESTMENTS ............................................................................       515,933
                                                                                                          --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................      $517,923
                                                                                                          ========

                        See Notes to Financial Statements

                      PHOENIX-LAZARD SMALL-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      SIX MONTHS
                                                                                                         ENDED       FROM INCEPTION
                                                                                                        6/30/03        8/12/02 TO
                                                                                                      (UNAUDITED)       12/31/02
                                                                                                      -----------    --------------
FROM OPERATIONS
  Net investment income (loss) .....................................................................   $    1,990      $    3,201
  Net realized gain (loss) .........................................................................      (78,191)        (41,950)
  Net change in unrealized appreciation (depreciation) .............................................      594,124         (28,104)
                                                                                                       ----------      ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................      517,923         (66,853)
                                                                                                       ----------      ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ............................................................................           --          (2,911)
                                                                                                       ----------      ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ........................................           --          (2,911)
                                                                                                       ----------      ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (108,720 and 344,996 shares, respectively) .........................    1,099,943       3,443,850
  Net asset value of shares issued from reinvestment of distributions (0 and 300 shares,
    respectively) ..................................................................................           --           2,911
  Cost of shares repurchased (18,203 and 1,940 shares, respectively) ...............................     (185,848)        (19,080)
                                                                                                       ----------      ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........................................      914,095       3,427,681
                                                                                                       ----------      ----------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................................    1,432,018       3,357,917
NET ASSETS
  Beginning of period ..............................................................................    3,357,917              --
                                                                                                       ----------      ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $1,990 AND $0, RESPECTIVELY) .....   $4,789,935      $3,357,917
                                                                                                       ==========      ==========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                                      SIX MONTHS
                                                                                                         ENDED       FROM INCEPTION
                                                                                                        6/30/03        8/12/02 TO
                                                                                                      (UNAUDITED)       12/31/02
                                                                                                      -----------    --------------
Net asset value, beginning of period ..............................................................     $ 9.78           $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ....................................................................       0.01(5)          0.01
  Net realized and unrealized gain (loss) .........................................................       1.25            (0.22)
                                                                                                        ------           ------
    TOTAL FROM INVESTMENT OPERATIONS ..............................................................       1.26            (0.21)
                                                                                                        ------           ------
LESS DISTRIBUTIONS
  Dividends from net investment income ............................................................         --            (0.01)
                                                                                                        ------           ------
    TOTAL DISTRIBUTIONS ...........................................................................         --            (0.01)
                                                                                                        ------           ------
CHANGE IN NET ASSET VALUE .........................................................................       1.26            (0.22)
                                                                                                        ------           ------
NET ASSET VALUE, END OF PERIOD ....................................................................     $11.04           $ 9.78
                                                                                                        ======           ======
Total return ......................................................................................      12.89%(4)        (2.12)%(4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ...........................................................     $4,790           $3,358
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ...........................................................................       1.05%(2)(3)      1.05%(3)
  Net investment income ...........................................................................       0.10%(3)         0.26%(3)
Portfolio turnover ................................................................................         35%(4)           33%(4)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.85% and 6.16% for the periods ended June 30, 2003 and December 31, 2002.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Annualized.
(4) Not annualized.
(5) Computed using average shares outstanding.

                        See Notes to Financial Statements

                      PHOENIX-LAZARD U.S. MULTI-CAP SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES       VALUE
                                                         ------    ----------
COMMON STOCKS--96.5%
ADVERTISING--1.0%
  Donnelley (R.H.) Corp. (b) .........................      850    $   30,999
                                                                   ----------
AEROSPACE & DEFENSE--2.4%
  Rockwell Collins, Inc. .............................    1,500        36,945
  United Technologies Corp. ..........................      500        35,415
                                                                   ----------
                                                                       72,360
                                                                   ----------
APPAREL RETAIL--5.2%
  American Eagle Outfitters, Inc. (b) ................    2,000        36,680
  Gap, Inc. (The) ....................................    3,600        67,536
  TJX Cos., Inc. (The) ...............................    2,800        52,752
                                                                   ----------
                                                                      156,968
                                                                   ----------
APPAREL, ACCESSORIES & LUXURY GOODS--1.1%
  Polo Ralph Lauren Corp. ............................    1,300        33,527
                                                                   ----------
AUTO PARTS & EQUIPMENT--1.5%
  Lear Corp. (b) .....................................      950        43,719
                                                                   ----------
BREWERS--1.0%
  Anheuser-Busch Cos., Inc. ..........................      600        30,630
                                                                   ----------
BROADCASTING & CABLE TV--1.3%
  Comcast Corp. Special Class A (b) ..................    1,400        40,362
                                                                   ----------
CASINOS & GAMING--1.4%
  Mandalay Resort Group ..............................    1,300        41,405
                                                                   ----------
COMPUTER HARDWARE--2.5%
  International Business Machines Corp. ..............      904        74,580
                                                                   ----------
CONSUMER FINANCE--2.9%
  American Express Co. ...............................    1,500        62,715
  Student Loan Corp. (The) ...........................      200        25,200
                                                                   ----------
                                                                       87,915
                                                                   ----------
DATA PROCESSING & OUTSOURCED SERVICES--1.0%
  First Data Corp. ...................................      700        29,008
                                                                   ----------
DIVERSIFIED BANKS--7.4%
  Bank of America Corp. ..............................    1,175        92,860
  Bank One Corp. .....................................    2,300        85,515
  Wells Fargo & Co. ..................................      900        45,360
                                                                   ----------
                                                                      223,735
                                                                   ----------
DIVERSIFIED COMMERCIAL SERVICES--1.9%
  ARAMARK Corp. Class B (b) ..........................    2,550        57,171
                                                                   ----------
ELECTRIC UTILITIES--1.1%
  Entergy Corp. ......................................      600        31,668
                                                                   ----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.9%
  Emerson Electric Co. ...............................    1,100        56,210
                                                                   ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.1%
  Waters Corp. (b) ...................................    1,100        32,043
                                                                   ----------
ENVIRONMENTAL SERVICES--1.6%
  Republic Services, Inc. (b) ........................    2,100        47,607
                                                                   ----------
FOOD RETAIL--1.9%
  Kroger Co. (The) (b) ...............................    3,400        56,712
                                                                   ----------
FOOTWEAR--1.4%
  NIKE, Inc. Class B .................................      800        42,792
                                                                   ----------
GENERAL MERCHANDISE STORES--1.5%
  Target Corp. .......................................    1,200        45,408
                                                                   ----------


                                                         SHARES       VALUE
                                                         ------    ----------
HEALTH CARE DISTRIBUTORS--1.4%
  AmerisourceBergen Corp. ............................      605    $   41,957
                                                                   ----------
HEALTH CARE FACILITIES--1.5%
  HCA, Inc. ..........................................    1,450        46,458
                                                                   ----------
HEALTH CARE SERVICES--3.5%
  DaVita, Inc. (b) ...................................    1,600        42,848
  Laboratory Corp. of America Holdings (b) ...........    2,100        63,315
                                                                   ----------
                                                                      106,163
                                                                   ----------
HOME FURNISHINGS--1.3%
  Mohawk Industries, Inc. (b) ........................      700        38,871
                                                                   ----------
HOME IMPROVEMENT RETAIL--1.6%
  Home Depot, Inc. (The) .............................    1,500        49,680
                                                                   ----------
HOUSEHOLD PRODUCTS--1.1%
  Colgate-Palmolive Co. ..............................      550        31,872
                                                                   ----------
HOUSEWARES & SPECIALTIES--1.8%
  Newell Rubbermaid, Inc. ............................    1,900        53,200
                                                                   ----------
INDUSTRIAL CONGLOMERATES--1.8%
  3M Co. .............................................      200        25,796
  General Electric Co. ...............................      950        27,246
                                                                   ----------
                                                                       53,042
                                                                   ----------
INSURANCE BROKERS--1.5%
  Marsh & McLennan Cos., Inc. ........................      900        45,963
                                                                   ----------
INTEGRATED OIL & GAS--3.0%
  ChevronTexaco Corp. ................................      500        36,100
  Exxon Mobil Corp. ..................................    1,500        53,865
                                                                   ----------
                                                                       89,965
                                                                   ----------
LEISURE PRODUCTS--2.0%
  Mattel, Inc. .......................................    3,200        60,544
                                                                   ----------
LIFE & HEALTH INSURANCE--0.9%
  MetLife, Inc. ......................................    1,000        28,320
                                                                   ----------
MANAGED HEALTH CARE--1.5%
  First Health Group Corp. (b) .......................    1,600        44,160
                                                                   ----------
MULTI-LINE INSURANCE--1.9%
  Hartford Financial Services Group, Inc. (The) ......    1,150        57,914
                                                                   ----------
OFFICE SERVICES & SUPPLIES--3.6%
  Avery Dennison Corp. ...............................    1,000        50,200
  Pitney Bowes, Inc. .................................    1,500        57,615
                                                                   ----------
                                                                      107,815
                                                                   ----------
OIL & GAS EQUIPMENT & SERVICES--1.5%
  Baker Hughes, Inc. .................................      600        20,142
  Key Energy Services, Inc. (b) ......................    2,200        23,584
                                                                   ----------
                                                                       43,726
                                                                   ----------
OIL & GAS EXPLORATION & PRODUCTION--1.0%
  Burlington Resources, Inc. .........................      550        29,739
                                                                   ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.0%
  Citigroup, Inc. ....................................    1,400        59,920
                                                                   ----------
PHARMACEUTICALS--6.1%
  Barr Laboratories, Inc. (b) ........................      705        46,177
  Pfizer, Inc. .......................................    2,850        97,328
  Wyeth ..............................................      900        40,995
                                                                   ----------
                                                                      184,500
                                                                   ----------

                        See Notes to Financial Statements

                      PHOENIX-LAZARD U.S. MULTI-CAP SERIES

                                                         SHARES       VALUE
                                                         ------    ----------
REGIONAL BANKS--2.0%
  City National Corp. ................................      750    $   33,420
  SouthTrust Corp. ...................................    1,000        27,200
                                                                   ----------
                                                                       60,620
                                                                   ----------
RESTAURANTS--1.5%
  Yum! Brands, Inc. (b) ..............................    1,550        45,818
                                                                   ----------
SEMICONDUCTORS--2.0%
  Intel Corp. ........................................    1,600        33,254
  Texas Instruments, Inc. ............................    1,600        28,160
                                                                   ----------
                                                                       61,414
                                                                   ----------
SOFT DRINKS--1.9%
  PepsiCo, Inc. ......................................    1,300        57,850
                                                                   ----------
SPECIALTY CHEMICALS--1.4%
  Rohm & Haas Co. ....................................    1,400        43,442
                                                                   ----------
SYSTEMS SOFTWARE--6.5%
  BMC Software, Inc. (b) .............................    2,400        39,192
  Microsoft Corp. ....................................    4,050       103,721
  Oracle Corp. (b) ...................................    4,400        52,888
                                                                   ----------
                                                                      195,801
                                                                   ----------
THRIFTS & MORTGAGE FINANCE--1.1%
  Golden West Financial Corp. ........................      400        32,004
                                                                   ----------
TOTAL COMMON STOCKS
  (Identified cost $2,600,460) ................................     2,905,577
                                                                   ----------
FOREIGN COMMON STOCKS--1.1%
IT CONSULTING & OTHER SERVICES--1.1%
  Accenture Ltd. Class A (Bermuda) (b) ...............    1,800        32,562
                                                                   ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $29,116) ...................................        32,562
                                                                   ----------
TOTAL LONG TERM INVESTMENTS--97.6%
  (Identified cost $2,629,576) ................................     2,938,139
                                                                   ----------


                                              STANDARD    PAR
                                              & POOR'S   VALUE
                                               RATING    (000)        VALUE
                                              --------   ------    ----------
SHORT-TERM OBLIGATIONS--2.5%
U.S. TREASURY BILLS--2.5%
  U.S. Treasury Bill 1.092%, 7/3/03 ........     AAA        $65    $   64,996
  U.S. Treasury Bill 0.80%, 9/4/03 .........     AAA         10         9,985
                                                                   ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $74,982) ...................................        74,981
                                                                   ----------
TOTAL INVESTMENTS--100.1%
  (Identified cost $2,704,558) ................................     3,013,120(a)
  Other assets and liabilities, net--(0.1)% ...................        (4,066)
                                                                   ----------
NET ASSETS--100.0% ............................................    $3,009,054
                                                                   ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $340,765 and gross depreciation of $34,625 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $2,706,980.
(b) Non-income producing.

                        See Notes to Financial Statements

                      PHOENIX-LAZARD U.S. MULTI-CAP SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $2,704,558) ........................................    $3,013,120
Cash ...............................................................................................         4,915
Receivables
  Fund shares sold .................................................................................        23,630
  Receivable from adviser ..........................................................................         6,860
  Dividends and interest ...........................................................................         1,576
Prepaid expenses ...................................................................................             2
                                                                                                        ----------
    Total assets ...................................................................................     3,050,103
                                                                                                        ----------
LIABILITIES
Payables
  Fund shares repurchased ..........................................................................            39
  Professional fee .................................................................................        17,776
  Printing fee .....................................................................................        12,573
  Trustees' fees ...................................................................................         3,506
  Financial agent fee ..............................................................................         3,334
  Miscellaneous fee ................................................................................         2,432
  Administration fee ...............................................................................           187
Accrued expenses ...................................................................................         1,202
                                                                                                        ----------
    Total liabilities ..............................................................................        41,049
                                                                                                        ----------
NET ASSETS .........................................................................................    $3,009,054
                                                                                                        ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $2,710,623
  Undistributed net investment income ..............................................................         5,997
  Accumulated net realized loss ....................................................................       (16,128)
  Net unrealized appreciation ......................................................................       308,562
                                                                                                        ----------
NET ASSETS .........................................................................................    $3,009,054
                                                                                                        ==========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................       268,059
                                                                                                        ==========
Net asset value and offering price per share .......................................................        $11.23
                                                                                                            ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................      $ 17,104
  Interest .........................................................................................           475
  Foreign taxes withheld ...........................................................................          (148)
                                                                                                          --------
    Total investment income ........................................................................        17,431
                                                                                                          --------
EXPENSES
  Investment advisory fee ..........................................................................         9,661
  Financial agent fee ..............................................................................        18,739
  Administration fee ...............................................................................           929
  Professional .....................................................................................        13,730
  Custodian ........................................................................................         4,020
  Trustees .........................................................................................         2,645
  Printing .........................................................................................           443
  Miscellaneous ....................................................................................         6,538
                                                                                                          --------
    Total expenses .................................................................................        56,705
    Less expenses borne by investment adviser ......................................................       (45,234)
                                                                                                          --------
    Net expenses ...................................................................................        11,471
                                                                                                          --------
NET INVESTMENT INCOME ..............................................................................         5,960
                                                                                                          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities ..................................................................        24,015
  Net change in unrealized appreciation (depreciation) on investments ..............................       263,376
                                                                                                          --------
NET GAIN ON INVESTMENTS ............................................................................       287,391
                                                                                                          --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................      $293,351
                                                                                                          ========

                        See Notes to Financial Statements

                      PHOENIX-LAZARD U.S. MULTI-CAP SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                        SIX MONTHS
                                                                                                           ENDED     FROM INCEPTION
                                                                                                          6/30/03      8/12/02 TO
                                                                                                        (UNAUDITED)     12/31/02
                                                                                                        -----------  --------------
FROM OPERATIONS
  Net investment income (loss) .....................................................................    $    5,960     $    5,101
  Net realized gain (loss) .........................................................................        24,015        (40,143)
  Net change in unrealized appreciation (depreciation) .............................................       263,376         45,186
                                                                                                        ----------     ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................       293,351         10,144
                                                                                                        ----------     ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ............................................................................            --         (5,063)
                                                                                                        ----------     ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ........................................            --         (5,063)
                                                                                                        ----------     ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (62,504 and 212,212 shares, respectively) ..........................       657,339      2,122,097
  Net asset value of shares issued from reinvestment of distributions (0 and 508 shares,
    respectively) ..................................................................................            --          5,063
  Cost of shares repurchased (4,966 and 2,199 shares, respectively) ................................       (52,344)       (21,533)
                                                                                                        ----------     ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........................................       604,995      2,105,627
                                                                                                        ----------     ----------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................................       898,346      2,110,708
NET ASSETS
  Beginning of period ..............................................................................     2,110,708             --
                                                                                                        ----------     ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $5,997 AND $37, RESPECTIVELY) ....    $3,009,054     $2,110,708
                                                                                                        ==========     ==========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                                        SIX MONTHS
                                                                                                           ENDED     FROM INCEPTION
                                                                                                          6/30/03      8/12/02 TO
                                                                                                        (UNAUDITED)     12/31/02
                                                                                                        -----------  --------------
Net asset value, beginning of period .................................................................    $10.03         $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .......................................................................      0.02           0.02
  Net realized and unrealized gain (loss) ............................................................      1.18           0.03
                                                                                                          ------         ------
    TOTAL FROM INVESTMENT OPERATIONS .................................................................      1.20           0.05
                                                                                                          ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...............................................................        --          (0.02)
                                                                                                          ------         ------
    TOTAL DISTRIBUTIONS ..............................................................................        --          (0.02)
                                                                                                          ------         ------
CHANGE IN NET ASSET VALUE ............................................................................      1.20           0.03
                                                                                                          ------         ------
NET ASSET VALUE, END OF PERIOD .......................................................................    $11.23         $10.03
                                                                                                          ======         ======
Total return .........................................................................................     11.96%(3)       0.50%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ..............................................................    $3,009         $2,111
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ..............................................................................      0.95%(2)       0.95%(2)
  Net investment income ..............................................................................      0.49%(2)       0.65%(2)
Portfolio turnover rate ..............................................................................        39%(3)         29%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 4.70% and 8.14% for the periods ended June 30, 2003 and December 31, 2002.
(2) Annualized.
(3) Not annualized.

                        See Notes to Financial Statements

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                             STANDARD    PAR
                                             & POOR'S   VALUE
                                              RATING    (000)        VALUE
                                             --------   -----     -----------
AGENCY MORTGAGE-BACKED SECURITIES--0.9%
  Fannie Mae 6%, 5/1/32 (e) .................   AAA      $ 68     $   70,436
                                                                  ----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $69,758) .................................         70,436
                                                                  ----------
AGENCY NON MORTGAGE-BACKED SECURITIES--1.0%
  Freddie Mac 5.50%, 7/15/06 (e) ............   Aaa(b)     75         82,998
                                                                  ----------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
  (Identified cost $81,032) .................................         82,998
                                                                  ----------
CORPORATE BONDS--67.1%
AEROSPACE & DEFENSE--0.2%
  Esterline Technologies Corp. 144A 7.75%,
    6/15/13 (c) .............................   B+         15         15,450
                                                                  ----------
AGRICULTURAL PRODUCTS--0.4%
  Corn Products International, Inc. 8.45%,
    8/15/09 .................................   BBB-       25         28,500
                                                                  ----------
AIRLINES--0.1%
  AMR Corp. 9%, 8/1/12 ......................   CCC        10          6,850
                                                                  ----------
AIRPORT SERVICES--0.1%
  Worldspan LP/WS Financing Corp. 144A
    9.625%, 6/15/11 (c) .....................   B-          5          5,175
                                                                  ----------
ALTERNATIVE CARRIERS--0.3%
  Level 3 Communications, Inc. 11.25%,
    3/15/10 .................................   CC         25         23,750
                                                                  ----------
ALUMINUM--0.3%
  Century Aluminum Co. 11.75%, 4/15/08 ......   BB-        25         25,625
                                                                  ----------
APPAREL, ACCESSORIES & LUXURY GOODS--1.0%
  Levi Strauss and Co. 12.25%, 12/15/12 .....   BB-        30         25,125
  Phillips-Van Heusen Corp. 144A 8.125%,
    5/1/13 (c) ..............................   BB-        40         41,250
  Tommy Hilfiger USA, Inc. 6.85%, 6/1/08 ....   BBB-       15         14,925
                                                                  ----------
                                                                      81,300
                                                                  ----------
APPLICATION SOFTWARE--0.2%
  Cooperative Computing, Inc. 144A 10.50%,
    6/15/11 (c) .............................   B+         15         15,450
                                                                  ----------
ASSET MANAGEMENT & CUSTODY BANKS--0.6%
  Franklin Resources, Inc. 3.70%, 4/15/08 ...   A          50         51,166
                                                                  ----------
AUTO PARTS & EQUIPMENT--1.2%
  Collins & Aikman Corp. 11.50%, 4/15/06 ....   B          25         19,750
  Dana Corp. 10.125%, 3/15/10 ...............   BB         25         27,687
  Tenneco Automotive, Inc. 144A 10.25%,
    7/15/13 (c) .............................   CCC+       20         20,350
  TRW Automotive, Inc. 144A 9.375%,
    2/15/13 (c) .............................   B+         25         27,250
                                                                  ----------
                                                                      95,037
                                                                  ----------
AUTOMOBILE MANUFACTURERS--0.1%
  General Motors Corp. W.I. 7.125%, 7/15/13 .   BBB        10          9,947
                                                                  ----------
BROADCASTING & CABLE TV--6.9%
  Allbritton Communications Co. 7.75%,
    12/15/12 ................................   B-         40         41,500
  Allbritton Communications Co. 144A 7.75%,
    12/15/12 (c) ............................   B-         20         20,750
  Charter Communications Holdings LLC/Charter
    Communication Holdings Capital Corp. ....
    10%, 4/1/09 .............................   CCC-       85         65,450


                                             STANDARD    PAR
                                             & POOR'S   VALUE
                                              RATING    (000)        VALUE
                                             --------   -----     -----------
BROADCASTING & CABLE TV--CONTINUED
  Clear Channel Communications, Inc. 4.625%,
    1/15/08 .................................   BBB-     $ 50     $   52,416
  Comcast Corp. 5.85%, 1/15/10 ..............   BBB        25         27,507
  Comcast Corp. 10.625%, 7/15/12 ............   BBB-       25         33,125
  CSC Holdings, Inc. Series B 8.125%, 8/15/09   BB-        25         26,000
  Echostar DBS Corp. 9.125%, 1/15/09 ........   BB-        50         56,125
  Insight Communications Co., Inc. 0%,
    2/15/11 (d) .............................   B-        100         83,500
  LIN Television Corp. 144A 6.50%, 5/15/13 (c)  B          30         30,075
  Mediacom LLC/Mediacom Capital Corp.
    Series B 8.50%, 4/15/08 .................   B+         50         50,750
  Sinclair Broadcast Group, Inc. 8.75%,
    12/15/11 ................................   B          50         55,125
  Susquehanna Media Co. 7.375%, 4/15/13 .....   B          10         10,550
                                                                  ----------
                                                                     552,873
                                                                  ----------
BUILDING PRODUCTS--0.7%
  American Standard, Inc. 7.625%, 2/15/10 ...   BB+        25         28,500
  Jacuzzi Brands, Inc. W.I. 144A 9.625%,
    7/1/10 (c) ..............................   B          30         30,000
                                                                  ----------
                                                                      58,500
                                                                  ----------
CASINOS & GAMING--3.8%
  Aztar Corp. 8.875%, 5/15/07 ...............   B+         50         52,437
  Boyd Gaming Corp. 8.75%, 4/15/12 ..........   B+         50         55,000
  Isle of Capri Casinos, Inc. 9%, 3/15/12 ...   B          50         54,750
  Mohegan Tribal Gaming Authority 8.75%,
    1/1/09 ..................................   BB-        50         54,125
  Park Place Entertainment Corp. 7.50%, 9/1/09  BBB-       25         27,375
  Turning Stone Casino Resort Enterprise 144A
    9.125%, 12/15/10 (c) ....................   B+         30         32,137
  Venetian Casino Resort LLC 11%, 6/15/10 ...   B-         25         28,313
                                                                  ----------
                                                                     304,137
                                                                  ----------
COMMUNICATIONS EQUIPMENT--1.1%
  Corning, Inc. 7%, 3/15/07 .................   BB+        35         35,219
  DirectTV Holdings LLC 144A 8.375%,
    3/15/13 (c) .............................   B          50         56,000
                                                                  ----------
                                                                      91,219
                                                                  ----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.4%
  Cummins, Inc. 144A 9.50%, 12/1/10 (c) .....   BB+        50         57,000
  Oshkosh Truck Corp. 8.75%, 3/1/08 .........   BB+        50         52,125
                                                                  ----------
                                                                     109,125
                                                                  ----------
CONSUMER FINANCE--0.6%
  Ford Motor Credit Co. 7.25%, 10/25/11 .....   BBB        50         51,404
                                                                  ----------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
  Iron Mountain, Inc. 7.75%, 1/15/15 ........   B          25         26,562
                                                                  ----------
DEPARTMENT STORES--1.3%
  Dillard's, Inc. 6.30%, 2/15/08 ............   BB+        25         24,062
  Penney (J.C.) Co., Inc. Series MTNA 6.875%,
    10/15/15 ................................   BB+        25         23,390
  Saks, Inc. 9.875%, 10/1/11 ................   BB         50         56,500
                                                                  ----------
                                                                     103,952
                                                                  ----------
DIVERSIFIED CHEMICALS--0.4%
  FMC Corp. 10.25%, 11/1/09 .................   BB+        25         28,250
                                                                  ----------
DRUG RETAIL--0.7%
  Rite Aid Corp. 144A 8.125%, 5/1/10 (c) ....   B+         50         52,000
                                                                  ----------

                        See Notes to Financial Statements

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES

                                             STANDARD    PAR
                                             & POOR'S   VALUE
                                              RATING    (000)        VALUE
                                             --------   -----     -----------
ELECTRIC UTILITIES--0.8%
  Navada Power Co. Series A 8.25%, 6/1/11 ...   BB       $ 10     $   10,550
  Teco Energy, Inc. 7.50%, 6/15/10 ..........   BB+        30         30,750
  TXU Corp. Series J 6.375%, 6/15/06 ........   BBB-       25         26,594
                                                                  ----------
                                                                      67,894
                                                                  ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.7%
  PerkinElmer, Inc. 8.875%, 1/15/13 .........   Ba(b)      50         55,265
                                                                  ----------
ELECTRONIC MANUFACTURING SERVICES--0.7%
  Sanmina-SCI Corp. 144A 10.375%, 1/15/10 (c)   Ba(b)      50         56,000
                                                                  ----------
ENVIRONMENTAL SERVICES--1.0%
  Allied Waste North America 7.875%, 4/15/13    BB-        25         26,281
  Allied Waste North America Series B 10%,
    8/1/09 ..................................   B+         50         53,375
                                                                  ----------
                                                                      79,656
                                                                  ----------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.5%
  IMC Global, Inc. 144A 11.25%, 6/1/11 (c) ..   B+         30         31,350
  IMC Global, Inc. Series B 11.25%, 6/1/11 ..   B+         50         52,250
  United Industries Corp. 144A 9.875%,
    4/1/09 (c) ..............................   B-         35         37,100
                                                                  ----------
                                                                     120,700
                                                                  ----------
FOOD DISTRIBUTORS--0.3%
  Le-Natures, Inc. 144A 9%, 6/15/13 (c) .....   B-         15         15,525
  Merisant Co. W.I. 144A 9.50%, 7/15/13 (c) .   B          10         10,400
                                                                  ----------
                                                                      25,925
                                                                  ----------
FOOD RETAIL--1.4%
  Ahold Finance USA, Inc. 8.25%, 7/15/10 ....   B+         40         41,200
  Ingles Markets, Inc. 8.875%, 12/1/11 ......   B+         40         40,450
  Stater Brothers Holdings, Inc. 10.75%,
    8/15/06 .................................   B-         25         26,437
                                                                  ----------
                                                                     108,087
                                                                  ----------
FOREST PRODUCTS--0.7%
  Weyerhaeuser Co. 6.125%, 3/15/07 ..........   BBB        50         55,310
                                                                  ----------
GAS UTILITIES--0.4%
  Northwest Pipeline Corp. 8.125%, 3/1/10 ...   B+         15         16,200
  SEMCO Energy, Inc. 144A 7.125%, 5/15/08 (c)   BB         15         15,750
                                                                  ----------
                                                                      31,950
                                                                  ----------
HEALTH CARE DISTRIBUTORS--0.2%
  Ameripath, Inc. 144A 10.50%, 4/1/13 (c) ...   B-         15         16,162
                                                                  ----------
HEALTH CARE EQUIPMENT--0.7%
  Medex, Inc. 144A 8.875%, 5/15/13 (c) ......   B-         50         52,125
                                                                  ----------
HEALTH CARE FACILITIES--1.6%
  Hanger Orthopedic Group, Inc. 10.375%,
    2/15/09 .................................   B          25         27,750
  IASIS Healthcare Corp. 144A 8.50%,
    10/15/09 (c) ............................   CCC+       35         35,525
  Manor Care Inc. 144A 6.25%, 5/1/13 (c) ....   BBB        15         15,525
  Tenet Healthcare Corp. 7.375%, 2/1/13 .....   BBB-       25         24,125
  Triad Hospitals, Inc. Series B 8.75%,
    5/1/09 ..................................   B-         25         26,719
                                                                  ----------
                                                                     129,644
                                                                  ----------
HEALTH CARE SERVICES--1.4%
  AdvancePCS 8.50%, 4/1/08 ..................   BB         35         37,800
  Alliance Imaging, Inc. 10.375%, 4/15/11 ...   B-         25         26,250
  Extendicare Health Services, Inc. 9.50%,
    7/1/10 ..................................   B-         25         26,375
  Prime Medical Services, Inc. 8.75%, 4/1/08    B          25         23,625
                                                                  ----------
                                                                     114,050
                                                                  ----------


                                             STANDARD    PAR
                                             & POOR'S   VALUE
                                              RATING    (000)        VALUE
                                             --------   -----     -----------
HOMEBUILDING--1.1%
  Beazer Homes USA, Inc. 8.375%, 4/15/12 ....   BB       $ 25     $   27,812
  Horton (D.R.), Inc. 6.875%, 5/1/13 ........   BB         25         26,437
  William Lyons Homes, Inc. 10.75%, 4/1/13 ..   B-         35         37,363
                                                                  ----------
                                                                      91,612
                                                                  ----------
HOTELS, RESORTS & CRUISE LINES--1.6%
  Hilton Hotels Corp. 8.25%, 2/15/11 ........   BBB-       25         28,000
  HMH Properties, Inc. Series B 7.875%,
    8/1/08 ..................................   B+         50         51,000
  Royal Caribbean Cruises Ltd. 8%, 5/15/10 ..   BB+        45         47,025
                                                                  ----------
                                                                     126,025
                                                                  ----------
INDUSTRIAL GASES--0.6%
  Airgas, Inc. 9.125%, 10/1/11 ..............   B+         25         27,937
  Airgas, Inc. Series MTN 7.75%, 9/15/06 ....   BB         20         20,900
                                                                  ----------
                                                                      48,837
                                                                  ----------
INDUSTRIAL MACHINERY--1.0%
  JLG Industries, Inc. 144A 8.25%, 5/1/08 (c)   BB-        50         51,000
  Remington Arms Co., Inc. 144A 10.50%,
    2/1/11 (c) ..............................   B-         25         26,250
                                                                  ----------
                                                                      77,250
                                                                  ----------
INTEGRATED TELECOMMUNICATION SERVICES--1.4%
  Block Communications, Inc. 9.25%, 4/15/09 .   B-         25         27,375
  Qwest Capital Funding, Inc. 5.875%, 8/3/04    CCC+       20         19,250
  Qwest Services Corp. 144A 13.50%,
    12/15/10 (c) ............................   CCC+       55         62,425
                                                                  ----------
                                                                     109,050
                                                                  ----------
IT CONSULTING & OTHER SERVICES--0.5%
  Titan Corp. 144A 8%, 5/15/11 (c) ..........   B          40         42,600
                                                                  ----------
LEISURE FACILITIES--0.3%
  Six Flags, Inc. 9.50%, 2/1/09 .............   B          25         24,750
                                                                  ----------
MANAGED HEALTH CARE--1.7%
  PacifiCare Health Systems, Inc. 10.75%,
    6/1/09 ..................................   B+         25         28,812
  UnitedHealth Group, Inc. 4.875%, 4/1/13 ...   A         100        104,693
                                                                  ----------
                                                                     133,505
                                                                  ----------
METAL & GLASS CONTAINERS--2.3%
  AEP Industries, Inc. 9.875%, 11/15/07 .....   B-         15         13,875
  BWAY Finance Corp./BWAY Corp. 144A 10%,
    10/15/10 (c) ............................   B-         50         51,000
  Owens-Brockway Glass Container, Inc. 144A
    7.75%, 5/15/11 (c) ......................   BB         25         26,562
  Owens-Brockway Glass Container, Inc.
    8.875%, 2/15/09 .........................   BB         60         65,400
  Plastipak Holdings, Inc. 10.75%, 9/1/11 ...   B+         25         26,875
                                                                  ----------
                                                                     183,712
                                                                  ----------
MOVIES & ENTERTAINMENT--1.8%
  AMC Entertainment, Inc. 9.50%, 3/15/09 ....   CCC+       50         51,375
  AOL Time Warner, Inc. 6.125%, 4/15/06 .....   BBB+       35         38,271
  Cinemark USA, Inc. 144A 9%, 2/1/13 (c) ....   B-         50         54,500
                                                                  ----------
                                                                     144,146
                                                                  ----------
MULTI-UTILITIES & UNREGULATED POWER--3.8%
  AES Corp. (The) 144A 8.75%, 5/15/13 (c) ...   B+         75         78,375
  Calpine Corp. 8.50%, 2/15/11 ..............   CCC+       90         67,950
  Dynegy Holdings, Inc. 8.125%, 3/15/05 .....   CCC+       50         48,875
  Reliant Resources, Inc. 144A 9.50%,
    7/15/13 (c) .............................   B          25         25,312
  Sonat, Inc. 6.875%, 6/1/05 ................   B          35         34,475
  Sonat, Inc. 7.625%, 7/15/11 ...............   B          25         22,875
  Williams Cos., Inc. (The) 8.625%, 6/1/10 ..   B+         25         26,250
                                                                  ----------
                                                                     304,112
                                                                  ----------

                        See Notes to Financial Statements

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES

                                             STANDARD    PAR
                                             & POOR'S   VALUE
                                              RATING    (000)        VALUE
                                             --------   -----     -----------
OIL & GAS EQUIPMENT & SERVICES--0.8%
  Dresser, Inc. 9.375%, 4/15/11 .............   B        $ 25     $   25,875
  Key Energy Services, Inc. 6.375%, 5/1/13 ..   BB         10         10,200
  Offshore Logistics, Inc. 144A 6.125%,
    6/15/13 (c) .............................   BB+        25         25,188
                                                                  ----------
                                                                      61,263
                                                                  ----------
OIL & GAS EXPLORATION & PRODUCTION--1.3%
  Chesapeake Energy Corp. 8.375%, 11/1/08 ...   B+         25         27,188
  Houston Exploration Co. 144A 7%,
    6/15/13 (c) .............................   B+         10         10,375
  Magnum Hunter Resources, Inc. 9.60%,
    3/15/12 .................................   B+         25         27,625
  Stone Energy Corp. 8.25%, 12/15/11 ........   B+         25         26,500
  XTO Energy, Inc. 144A 6.25%, 4/15/13 (c) ..   BB         10         10,675
                                                                  ----------
                                                                     102,363
                                                                  ----------
PACKAGED FOODS & MEATS--2.0%
  B&G Foods, Inc. Series D 9.625%, 8/1/07 ...   B-         40         41,400
  Dean Foods Co. 6.625%, 5/15/09 ............   BB-        50         52,250
  Del Monte Corp. 144A 8.625%, 12/15/12 (c) .   B          35         37,275
  Dole Foods Co., Inc. 144A 8.875%,
    3/15/11 (c) .............................   B+         30         31,950
                                                                  ----------
                                                                     162,875
                                                                  ----------
PAPER PACKAGING--2.0%
  Anchor Glass Container Corp. 144A 11%,
    2/15/13 (c) .............................   B+         50         54,875
  Graphic Packaging Corp. 8.625%, 2/15/12 ...   B+         50         51,250
  Longview Fibre Co. 10%, 1/15/09 ...........   B+         25         27,875
  Smurfit-Stone Container Corp. 8.25%,
    10/1/12 .................................   B          25         26,938
                                                                  ----------
                                                                     160,938
                                                                  ----------
PAPER PRODUCTS--1.5%
  Buckeye Technologies, Inc. 8%, 10/15/10 ...   B+         50         47,000
  Georgia-Pacific Corp. 8.25%, 3/1/23 .......   BB+        75         68,813
                                                                  ----------
                                                                     115,813
                                                                  ----------
PHARMACEUTICALS--0.7%
  Alpharma, Inc. 144A 8.625%, 5/1/11 (c) ....   B+         50         52,750
                                                                  ----------
PUBLISHING & PRINTING--1.9%
  American Color Graphics, Inc. W.I. 144A
    10%, 6/15/10 (c) ........................   B          35         35,000
  CBD Media LLC 144A 8.625%, 6/1/11 (c) .....   B-         10         10,350
  Houghton Mifflin Co. 144A 8.25%, 2/1/11 (c)   B          50         53,000
  PRIMEDIA, Inc. 8.875%, 5/15/11 ............   B          50         52,875
                                                                  ----------
                                                                     151,225
                                                                  ----------
REITS--1.5%
  FelCor Lodging Trust, Inc. 9.50%, 9/15/08 .   B          25         25,938
  Host Marriott Corp. Series G 9.25%,
    10/1/07 .................................   B+         50         54,000
  Senior Housing Properties Trust 7.875%,
    4/15/15 .................................   BB+        35         35,875
                                                                  ----------
                                                                     115,813
                                                                  ----------
RESTAURANTS--0.2%
  Domino's, Inc. 144A 8.25%, 7/1/11 (c) .....   B-         15         15,563
                                                                  ----------
SPECIALTY CHEMICALS--0.6%
  Huntsman International LLC 10.125%, 7/1/09    B-         50         48,250
                                                                  ----------
SPECIALTY STORES--0.9%
  Cole National Group 8.875%, 5/15/12 .......   B          45         43,537
  Johnsondiversey, Inc. Series B 9.625%,
    5/15/12 .................................   B          25         28,063
                                                                  ----------
                                                                      71,600
                                                                  ----------
STEEL--0.6%
  AK Steel Corp. 7.75%, 6/15/12 .............   BB-        60         50,100
                                                                  ----------


                                             STANDARD    PAR
                                             & POOR'S   VALUE
                                              RATING    (000)        VALUE
                                             --------   -----     -----------
WATER UTILITIES--0.3%
  National Waterworks, Inc. Series B 10.50%,
    12/1/12 .................................   B        $ 20     $   22,225
                                                                  ----------
WIRELESS TELECOMMUNICATION SERVICES--3.6%
  Centennial Cellular Operating Co./
    Centennial Communications Corp. 144A
    10.125%, 6/15/13 (c) ....................   CCC        25         24,875
  Nextel Communications, Inc. 12%, 11/1/08 ..   B          25         27,000
  Nextel Communications, Inc. 9.50%, 2/1/11 .   B          35         38,938
  Nextel Partners, Inc. 144A 8.125%,
    7/1/11 (c) ..............................   CCC+       25         24,875
  Rural Cellular Corp. 9.75%, 1/15/10 .......   CCC+       50         44,500
  TeleCorp PCS, Inc. 10.625%, 7/15/10 .......   BBB        58         70,035
  Triton PCS, Inc. 11%, 5/1/08 ..............   B-         50         53,250
                                                                  ----------
                                                                     283,473
                                                                  ----------
TOTAL CORPORATE BONDS
  (Identified cost $5,015,681) ..............................      5,348,890
                                                                  ----------
FOREIGN CORPORATE BONDS--3.4%
BERMUDA--0.4%
  NTL, Inc. 11.20%, 11/15/07 (d) ............   C          35         34,344
                                                                  ----------
CANADA--1.8%
  Abitibi-Consolidated, Inc. 8.55%, 8/1/10 ..   BB+        25         28,004
  Biovail Corp. 7.875%, 4/1/10 ..............   BB-        50         53,250
  Nortel Networks Ltd. 6.125%, 2/15/06 ......   B          30         29,250
  Rogers Wireless Communications, Inc.
    9.625%, 5/1/11 ..........................   BB+        25         28,875
                                                                  ----------
                                                                     139,379
                                                                  ----------
FRANCE--0.8%
  Rhodia SA 144A 8.875%, 6/1/11 (c) .........   BB-        25         26,000
  Vivendi Universal SA 144A 9.25%,
    4/15/10 (c) .............................   B+         35         39,987
                                                                  ----------
                                                                      65,987
                                                                  ----------
IRELAND--0.4%
  JSG Funding plc 9.625%, 10/1/12 ...........   B          25         27,750
                                                                  ----------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $230,263) ................................        267,460
                                                                  ----------
CONVERTIBLE BONDS--14.4%
ADVERTISING--0.3%
  Lamar Advertising Co. Cv. 2.875%, 12/31/10    B          25         25,094
                                                                  ----------
AEROSPACE & DEFENSE--0.7%
  L-3 Communications Holdings, Inc. Cv. 4%,
    9/15/11 (d) .............................   BB-        50         52,312
                                                                  ----------
APPLICATION SOFTWARE--2.0%
  BEA Systems, Inc. Cv. 4%, 12/15/06 ........   B          75         72,656
  Mentor Graphics Corp. Cv. 6.875%, 6/15/07 .   NR         75         82,875
                                                                  ----------
                                                                     155,531
                                                                  ----------
BIOTECHNOLOGY--0.5%
  Enzon Pharmaceuticals, Inc. Cv. 4.50%,
    7/1/08 ..................................   NR         50         41,000
                                                                  ----------
BROADCASTING & CABLE TV--1.2%
  Liberty Media Corp. Cv. 3.25%, 3/15/31 ....   BBB-       75         78,000
  Sinclair Broadcast Group Cv. 144A 4.875%,
    7/15/18 (c),(d) .........................   B          15         15,375
                                                                  ----------
                                                                      93,375
                                                                  ----------
COMMUNICATIONS EQUIPMENT--0.9%
  Corning, Inc. Cv. 3.50%, 11/1/08 ..........   BB+        65         70,119
                                                                  ----------
DATA PROCESSING & OUTSOURCED SERVICES--1.6%
  Bisys Group, Inc. (The) Cv. 4%, 3/15/06 ...   NR         75         73,781
  First Data Corp. Cv. 2%, 3/1/08 ...........   A+         50         55,750
                                                                  ----------
                                                                     129,531
                                                                  ----------

                        See Notes to Financial Statements

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES

                                             STANDARD    PAR
                                             & POOR'S   VALUE
                                              RATING    (000)        VALUE
                                             --------   -----     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.6%
  Flir Systems, Inc. Cv. 144A 3%, 6/1/23 (c)    NR       $ 50     $   50,750
                                                                  ----------
HEALTH CARE FACILITIES--1.8%
  Lifepoint Hospital Holdings, Inc. Cv.
    4.50%, 6/1/09 ...........................   B          75         72,843
  Universal Health Services, Inc. Cv. 0.426%,
    6/23/20 .................................   BBB-      125         73,594
                                                                  ----------
                                                                     146,437
                                                                  ----------
OFFICE ELECTRONICS--0.6%
  Maxtor Corp. Cv. 144A 6.80%, 4/30/10 (c) ..   B(b)       40         46,200
                                                                  ----------
OIL & GAS EQUIPMENT & SERVICES--0.8%
  Hanover Compressor Co. Cv. 4.75%,
    3/15/08 .................................   B          75         67,594
                                                                  ----------
OIL & GAS EXPLORATION & PRODUCTION--0.7%
  Kerr-McGee Corp. Cv. 5.25%, 2/15/10 .......   BBB-       50         53,500
                                                                  ----------
PACKAGED FOODS & MEATS--0.9%
  General Mills, Inc. Cv. 144A 0%,
    10/28/22 (c) ............................   BBB+       25         17,719
  Nestle Holding, Inc. Series WW Cv. 3%,
    5/9/05 ..................................   AAA        50         55,530
                                                                  ----------
                                                                      73,249
                                                                  ----------
PHARMACEUTICALS--0.9%
  Teva Pharmaceutical Finance NV Cv. 0.375%,
    11/15/22 ................................   BBB-       50         70,125
                                                                  ----------
SEMICONDUCTORS--0.3%
  RF Micro Devices, Inc. Cv. 144A 1.50%,
    7/1/10 (c) ..............................   NR         25         25,219
                                                                  ----------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
  Nextel Communications, Inc. Cv. 5.25%,
    1/15/10 .................................   B          50         47,250
                                                                  ----------
TOTAL CONVERTIBLE BONDS
  (Identified cost $1,109,522) ..............................      1,147,286
                                                                  ----------


                                                        SHARES       VALUE
                                                        ------    -----------
CONVERTIBLE PREFERRED STOCKS--6.3%
BROADCASTING & CABLE TV--0.9%
  Sinclair Broadcasting Group, Inc. Cv. Pfd 6% .......   1,500    $   67,500
                                                                  ----------
ELECTRIC UTILITIES--2.1%
  Dominion Resources, Inc. Cv. Pfd. 9.50% ............   1,400        82,544
  FPL Group, Inc. Cv. Pfd. 8% ........................   1,500        86,550
                                                                  ----------
                                                                     169,094
                                                                  ----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.6%
  IMC Global, Inc. Cv. Pfd. 7.50% ....................     850        44,362
                                                                  ----------
HEALTH CARE EQUIPMENT--1.0%
  Baxter International, Inc. Cv. Pfd. 7% .............   1,700        83,334
                                                                  ----------
MANAGED HEALTH CARE--0.6%
  Anthem, Inc. Cv. Pfd 6% ............................     500        46,790
                                                                  ----------
MULTI-SECTOR HOLDINGS--0.7%
  Prudential Financial, Inc. Cv. Pfd. 6.75% ..........   1,000        55,950
                                                                  ----------
PAPER PACKAGING--0.4%
  Temple-Inland, Inc. Cv. Pfd. 7.50% .................     700        31,115
                                                                  ----------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified cost $469,434) .................................       498,145
                                                                  ----------
TOTAL LONG TERM INVESTMENTS--93.1%
  (Identified cost $6,975,690) ...............................     7,415,215
                                                                  ----------


                                                         PAR
                                                        VALUE
                                                        (000)
                                                        -----
SHORT-TERM OBLIGATIONS--4.6%
FEDERAL AGENCY SECURITIES--4.6%
  Federal Farm Credit Bank 0.95%, 7/1/03 ............    $370        370,000
                                                                  ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $370,000) ................................        370,000
                                                                  ----------
TOTAL INVESTMENTS--97.7%
  (Identified cost $7,345,690) ..............................      7,785,215(a)
  Other assets and liabilities, net--2.3% ...................        181,157
                                                                  ----------
NET ASSETS--100.0% ..........................................     $7,966,372
                                                                  ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $459,794 and gross depreciation of $20,269 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $7,345,690.
(b) As rated by Moody's or Fitch.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities amounted to a value of $1,714,374 or 21.5% of net assets.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) All or a portion segregated as collateral for when issued securities.

                        See Notes to Financial Statements

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $7,345,690) ........................................    $7,785,215
Cash ...............................................................................................           189
Receivables
  Investment securities sold .......................................................................       169,159
  Interest and dividends ...........................................................................       120,571
  Fund shares sold .................................................................................        64,887
  Receivable from adviser ..........................................................................         4,683
Prepaid expenses ...................................................................................             2
                                                                                                        ----------
    Total assets ...................................................................................     8,144,706
                                                                                                        ----------
LIABILITIES
Payables
  Investment securities purchased ..................................................................       135,420
  Fund shares repurchased ..........................................................................         1,024
  Professional fee .................................................................................        18,877
  Printing fee .....................................................................................        12,675
  Financial agent fee ..............................................................................         3,551
  Trustees' fee ....................................................................................         3,506
  Administration fee ...............................................................................           488
Accrued expenses ...................................................................................         2,793
                                                                                                        ----------
    Total liabilities ..............................................................................       178,334
                                                                                                        ----------
NET ASSETS .........................................................................................    $7,966,372
                                                                                                        ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $7,468,991
  Undistributed net investment income ..............................................................        14,191
  Accumulated net realized gain ....................................................................        43,665
  Net unrealized appreciation ......................................................................       439,525
                                                                                                        ----------
NET ASSETS .........................................................................................    $7,966,372
                                                                                                        ==========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................       709,958
                                                                                                        ==========
Net asset value and offering price per share .......................................................        $11.22
                                                                                                            ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Interest .........................................................................................      $188,915
  Dividends ........................................................................................         8,911
                                                                                                          --------
    Total investment income ........................................................................       197,826
                                                                                                          --------
EXPENSES
  Investment advisory fee ..........................................................................        20,154
  Financial agent fee ..............................................................................        19,666
  Administration fee ...............................................................................         2,069
  Professional .....................................................................................        12,658
  Custodian ........................................................................................         5,594
  Trustees .........................................................................................         2,646
  Printing .........................................................................................           545
  Miscellaneous ....................................................................................         9,504
                                                                                                          --------
    Total expenses .................................................................................        72,836
    Less expenses borne by investment adviser ......................................................       (48,616)
    Custodian fees paid indirectly .................................................................           (35)
                                                                                                          --------
    Net expenses ...................................................................................        24,185
                                                                                                          --------
NET INVESTMENT INCOME ..............................................................................       173,641
                                                                                                          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities ..................................................................        35,692
  Net change in unrealized appreciation (depreciation) on investments ..............................       346,607
                                                                                                          --------
NET GAIN ON INVESTMENTS ............................................................................       382,299
                                                                                                          --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................      $555,940
                                                                                                          ========

                        See Notes to Financial Statements

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                    SIX MONTHS
                                                                                                       ENDED      FROM INCEPTION
                                                                                                      6/30/03       8/12/02 TO
                                                                                                    (UNAUDITED)      12/31/02
                                                                                                    -----------   --------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $  173,641     $   57,450
  Net realized gain (loss) ......................................................................        35,692         13,144
  Net change in unrealized appreciation (depreciation) ..........................................       346,607         92,918
                                                                                                     ----------     ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................       555,940        163,512
                                                                                                     ----------     ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................................................................      (159,831)       (57,069)
  Net realized short-term gains .................................................................            --         (5,171)
                                                                                                     ----------     ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....................................      (159,831)       (62,240)
                                                                                                     ----------     ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (434,331 and 343,906 shares, respectively) ......................     4,723,220      3,485,300
  Net asset value of shares issued from reinvestment of distributions (14,558 and 5,971 shares,
    respectively) ...............................................................................       159,831         62,240
  Cost of shares repurchased (69,518 and 19,290 shares, respectively) ...........................      (763,699)      (197,901)
                                                                                                     ----------     ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................     4,119,352      3,349,639
                                                                                                     ----------     ----------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................     4,515,461      3,450,911
NET ASSETS
  Beginning of period ...........................................................................     3,450,911             --
                                                                                                     ----------     ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $14,191 AND
    $381, RESPECTIVELY) .........................................................................    $7,966,372     $3,450,911
                                                                                                     ==========     ==========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                                    SIX MONTHS
                                                                                                       ENDED      FROM INCEPTION
                                                                                                      6/30/03       8/12/02 TO
                                                                                                    (UNAUDITED)      12/31/02
                                                                                                    -----------   --------------
Net asset value, beginning of period ............................................................     $10.44          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..................................................................       0.30            0.18
  Net realized and unrealized gain (loss) .......................................................       0.76            0.46
                                                                                                      ------          ------
    TOTAL FROM INVESTMENT OPERATIONS ............................................................       1.06            0.64
                                                                                                      ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........................................................      (0.28)          (0.18)
  Dividends from net realized gains .............................................................       0.00           (0.02)
                                                                                                      ------          ------
    TOTAL DISTRIBUTIONS .........................................................................      (0.28)          (0.20)
                                                                                                      ------          ------
CHANGE IN NET ASSET VALUE .......................................................................       0.78            0.44
                                                                                                      ------          ------
NET ASSET VALUE, END OF PERIOD ..................................................................     $11.22          $10.44
                                                                                                      ======          ======
Total return ....................................................................................       10.27%(3)       6.36%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .........................................................     $7,966          $3,451
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) .........................................................................       0.90%(2)(4)     0.90%(2)(4)
  Net investment income .........................................................................       6.46%(2)        5.87%(2)
Portfolio turnover rate .........................................................................         26%(3)          24%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.71% and 7.03% for the periods ended June 30, 2003 and December 31, 2002, respectively.
(2) Annualized.
(3) Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES      VALUE
                                                         ------   -----------
COMMON STOCKS--92.3%
AGRICULTURAL PRODUCTS--0.6%
  Archer Daniels Midland Co. .........................    6,517   $    83,874
                                                                  -----------
AIRLINES--2.0%
  AMR Corp. (b) ......................................    5,554        61,094
  Delta Air Lines, Inc. ..............................    7,486       109,894
  Southwest Airlines Co. .............................    6,609       113,675
                                                                  -----------
                                                                      284,663
                                                                  -----------
ALUMINUM--1.8%
  Alcoa, Inc. ........................................   10,130       258,315
                                                                  -----------
APPAREL RETAIL--2.9%
  Gap, Inc. (The) ....................................   11,538       216,453
  Limited Brands .....................................   12,217       189,363
                                                                  -----------
                                                                      405,816
                                                                  -----------
APPLICATION SOFTWARE--0.3%
  PeopleSoft, Inc. (b) ...............................    2,231        39,243
                                                                  -----------
ASSET MANAGEMENT & CUSTODY BANKS--2.9%
  Bank of New York Co., Inc. (The) ...................    3,982       114,482
  Mellon Financial Corp. .............................   10,594       293,984
                                                                  -----------
                                                                      408,466
                                                                  -----------
BROADCASTING & CABLE TV--3.1%
  Clear Channel Communications, Inc. (b) .............    4,961       210,297
  Comcast Corp. Special Class A (b) ..................    7,962       229,544
                                                                  -----------
                                                                      439,841
                                                                  -----------
COMMUNICATIONS EQUIPMENT--1.5%
  Corning, Inc. (b) ..................................    6,643        49,092
  Motorola, Inc. .....................................   17,920       168,985
                                                                  -----------
                                                                      218,077
                                                                  -----------
COMPUTER & ELECTRONICS RETAIL--0.0%
  RadioShack Corp. ...................................      206         5,420
                                                                  -----------
COMPUTER HARDWARE--2.5%
  Apple Computer, Inc. (b) ...........................   18,682       357,200
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--1.7%
  EMC Corp. (b) ......................................   23,315       244,108
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--3.1%
  Caterpillar, Inc. ..................................    1,933       107,591
  Deere & Co. ........................................    7,171       327,715
                                                                  -----------
                                                                      435,306
                                                                  -----------
CONSUMER FINANCE--0.6%
  MBNA Corp. .........................................    4,300        89,612
                                                                  -----------
DIVERSIFIED BANKS--6.5%
  Bank One Corp. .....................................    4,621       171,809
  FleetBoston Financial Corp. ........................    6,138       182,360
  U.S. Bancorp .......................................    4,244       103,978
  Wachovia Corp. .....................................    6,109       244,115
  Wells Fargo & Co. ..................................    4,140       208,656
                                                                  -----------
                                                                      910,918
                                                                  -----------
DIVERSIFIED CAPITAL MARKETS--1.7%
  J.P. Morgan Chase & Co. ............................    7,085       242,165
                                                                  -----------
DIVERSIFIED CHEMICALS--1.4%
  Du Pont (E.I.) de Nemours & Co. ....................    4,691       195,333
                                                                  -----------


                                                         SHARES      VALUE
                                                         ------   -----------
ELECTRIC UTILITIES--1.7%
  FPL Group, Inc. ....................................      400   $    26,740
  Progress Energy, Inc. ..............................    3,114       136,705
  Public Service Enterprise Group, Inc. ..............    1,714        72,416
                                                                  -----------
                                                                      235,861
                                                                  -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
  Emerson Electric Co. ...............................    1,501        76,701
                                                                  -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.5%
  Agilent Technologies, Inc. (b) .....................    3,820        74,681
                                                                  -----------
ELECTRONIC MANUFACTURING SERVICES--0.2%
  Solectron Corp. (b) ................................    6,564        24,549
                                                                  -----------
ENVIRONMENTAL SERVICES--0.8%
  Waste Management, Inc. .............................    4,839       116,572
                                                                  -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
  Monsanto Co. .......................................    3,134        67,820
                                                                  -----------
FOOTWEAR--1.6%
  NIKE, Inc. Class B .................................    4,108       219,737
                                                                  -----------
FOREST PRODUCTS--0.5%
  Weyerhaeuser Co. ...................................    1,356        73,224
                                                                  -----------
GENERAL MERCHANDISE STORES--2.3%
  Target Corp. .......................................    8,630       326,559
                                                                  -----------
GOLD--1.4%
  Newmont Mining Corp. ...............................    6,011       195,117
                                                                  -----------
HEALTH CARE DISTRIBUTORS--0.0%
  McKesson Corp. .....................................      127         4,539
                                                                  -----------
HEALTH CARE EQUIPMENT--0.1%
  Baxter International, Inc. .........................      717        18,642
                                                                  -----------
HEALTH CARE FACILITIES--0.1%
  Tenet Healthcare Corp. (b) .........................      600         6,990
                                                                  -----------
HOTELS, RESORTS & CRUISE LINES--0.6%
  Carnival Corp. .....................................    2,374        77,179
                                                                  -----------
HOUSEWARES & SPECIALTIES--0.5%
  Newell Rubbermaid, Inc. ............................    2,547        71,316
                                                                  -----------
INDUSTRIAL CONGLOMERATES--1.5%
  Tyco International Ltd. ............................   10,901       206,901
                                                                  -----------
INDUSTRIAL GASES--1.1%
  Praxair, Inc. ......................................    2,473       148,627
                                                                  -----------
INDUSTRIAL MACHINERY--3.6%
  Dover Corp. ........................................    2,241        67,140
  Eaton Corp. ........................................    2,337       183,712
  Illinois Tool Works, Inc. ..........................    2,629       173,120
  Parker-Hannifin Corp. ..............................    1,857        77,975
                                                                  -----------
                                                                      501,947
                                                                  -----------
INTEGRATED OIL & GAS--4.8%
  Exxon Mobil Corp. ..................................   18,671       670,476
                                                                  -----------
INTEGRATED TELECOMMUNICATION SERVICES--3.7%
  BellSouth Corp. ....................................    3,009        80,130
  Qwest Communications International, Inc. (b) .......   11,100        53,058
  SBC Communications, Inc. ...........................    4,900       125,195
  Verizon Communications, Inc. .......................    6,737       265,774
                                                                  -----------
                                                                      524,157
                                                                  -----------

                        See Notes to Financial Statements

                   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES

                                                         SHARES      VALUE
                                                         ------   -----------
INVESTMENT BANKING & BROKERAGE--1.8%
  Goldman Sachs Group, Inc. (The) ....................      800   $    67,000
  Merrill Lynch & Co., Inc. ..........................    4,118       192,228
                                                                  -----------
                                                                      259,228
                                                                  -----------
MOVIES & ENTERTAINMENT--3.5%
  Viacom, Inc. Class B (b) ...........................    3,889       169,794
  Walt Disney Co. (The) ..............................   16,411       324,117
                                                                  -----------
                                                                      493,911
                                                                  -----------
MULTI-LINE INSURANCE--2.5%
  American International Group, Inc. .................    5,404       298,193
  Hartford Financial Services Group, Inc. (The) ......    1,200        60,432
                                                                  -----------
                                                                      358,625
                                                                  -----------
OFFICE ELECTRONICS--2.1%
  Xerox Corp. (b) ....................................   27,447       290,664
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--2.6%
  Baker Hughes, Inc. .................................    6,030       202,427
  Schlumberger Ltd. ..................................    3,494       166,210
                                                                  -----------
                                                                      368,637
                                                                  -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.8%
  Citigroup, Inc. ....................................    9,175       392,690
                                                                  -----------
PACKAGED FOODS & MEATS--2.0%
  General Mills, Inc. ................................    1,900        90,079
  Kellogg Co. ........................................    3,022       103,866
  Kraft Foods, Inc. Class A ..........................    2,800        91,140
                                                                  -----------
                                                                      285,085
                                                                  -----------
PAPER PRODUCTS--2.3%
  Bowater, Inc. ......................................    2,251        84,300
  International Paper Co. ............................    6,584       235,246
                                                                  -----------
                                                                      319,546
                                                                  -----------
PERSONAL PRODUCTS--1.3%
  Gillette Co. (The) .................................    5,697       181,506
                                                                  -----------
PHARMACEUTICALS--4.2%
  Abbott Laboratories ................................    1,363        59,645
  Bristol-Myers Squibb Co. ...........................    1,670        45,341
  Merck & Co., Inc. ..................................    1,987       120,313
  Schering-Plough Corp. ..............................   10,502       195,337
  Wyeth ..............................................    3,688       167,988
                                                                  -----------
                                                                      588,624
                                                                  -----------
PUBLISHING & PRINTING--1.9%
  Gannett Co., Inc. ..................................    1,050        80,651
  Tribune Co. ........................................    3,960       191,268
                                                                  -----------
                                                                      271,919
                                                                  -----------
RAILROADS--1.6%
  CSX Corp. ..........................................    4,851       145,967
  Union Pacific Corp. ................................    1,347        78,153
                                                                  -----------
                                                                      224,120
                                                                  -----------
RESTAURANTS--0.1%
  McDonald's Corp. ...................................      600        13,236
                                                                  -----------
SEMICONDUCTOR EQUIPMENT--0.8%
  Teradyne, Inc. (b) .................................    6,724       116,392
                                                                  -----------
SEMICONDUCTORS--0.5%
  Texas Instruments, Inc. ............................    3,801        66,898
                                                                  -----------


                                                         SHARES      VALUE
                                                         ------   -----------
SOFT DRINKS--1.4%
  PepsiCo, Inc. ......................................    4,419   $   196,646
                                                                  -----------
SPECIALTY CHEMICALS--0.7%
  Rohm & Haas Co. ....................................    3,303       102,492
                                                                  -----------
SPECIALTY STORES--0.9%
  Staples, Inc. (b) ..................................    6,651       122,046
                                                                  -----------
SYSTEMS SOFTWARE--0.7%
  BMC Software, Inc. (b) .............................    5,824        95,106
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $11,919,484) ...............................    13,007,323
                                                                  -----------
FOREIGN COMMON STOCKS--1.7%
FERTILIZERS & AGRICULTURAL CHEMICALS--0.4%
  Potash Corp. of Saskatchewan, Inc. (Canada) ........      968        61,952
                                                                  -----------
INTEGRATED OIL & GAS--0.0%
  BP plc ADR (United Kingdom) ........................      100         4,202
                                                                  -----------
PHARMACEUTICALS--1.0%
  Novartis AG ADR (Switzerland) ......................    3,400       135,354
                                                                  -----------
RAILROADS--0.3%
  Canadian National Railway Co. (Canada) .............      907        43,772
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $241,771) ..................................       245,280
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--94.0%
  (Identified cost $12,161,255) ...............................    13,252,603
                                                                  -----------


                                                           PAR
                                                          VALUE
                                                          (000)
                                                          -----
SHORT-TERM OBLIGATIONS--6.5%
FEDERAL AGENCY SECURITIES--6.5%
  FFCB Discount Note 0.95%, 7/1/03 ...................     $914       914,000
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $914,000) ..................................       914,000
                                                                  -----------
TOTAL INVESTMENTS--100.5%
  (Identified cost $13,075,255) ...............................    14,166,603(a)
  Other assets and liabilities, net--(0.5)% ...................       (69,738)
                                                                  -----------
NET ASSETS--100.0% ............................................   $14,096,865
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,238,307 and gross depreciation of $157,925 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $13,086,221.
(b) Non-income producing.

                        See Notes to Financial Statements

                   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $13,075,255) .......................................    $14,166,603
Cash ...............................................................................................            848
Receivables
  Fund shares sold .................................................................................        223,444
  Investment securities sold .......................................................................         36,218
  Dividends and interest ...........................................................................         10,486
  Receivable from adviser ..........................................................................          3,816
Prepaid expenses ...................................................................................              1
                                                                                                        -----------
    Total assets ...................................................................................     14,441,416
                                                                                                        -----------
LIABILITIES
Payables
  Investment securities purchased ..................................................................        285,456
  Fund shares repurchased ..........................................................................          8,730
  Professional fee .................................................................................         19,127
  Financial agent fee ..............................................................................          3,732
  Trustees' fee ....................................................................................          3,506
  Administration fee ...............................................................................            827
Accrued expenses ...................................................................................         23,173
                                                                                                        -----------
    Total liabilities ..............................................................................        344,551
                                                                                                        -----------
NET ASSETS .........................................................................................    $14,096,865
                                                                                                        ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $12,976,906
  Undistributed net investment income ..............................................................         35,381
  Accumulated net realized loss ....................................................................         (6,770)
  Net unrealized appreciation ......................................................................      1,091,348
                                                                                                        -----------
NET ASSETS .........................................................................................    $14,096,865
                                                                                                        ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................      1,276,268
                                                                                                        ===========
Net asset value and offering price per share .......................................................         $11.05
                                                                                                             ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................     $   66,704
  Interest .........................................................................................          3,980
  Foreign taxes withheld ...........................................................................            (95)
                                                                                                         ----------
    Total investment income ........................................................................         70,589
                                                                                                         ----------
EXPENSES
  Investment advisory fee ..........................................................................         29,341
  Financial agent fee ..............................................................................         20,386
  Administration fee ...............................................................................          3,012
  Custodian ........................................................................................         26,012
  Professional .....................................................................................         13,851
  Trustees .........................................................................................          2,646
  Printing .........................................................................................          1,860
  Miscellaneous ....................................................................................          6,532
                                                                                                         ----------
    Total expenses .................................................................................        103,640
    Less expenses borne by investment adviser ......................................................        (68,423)
    Custodian fees paid indirectly .................................................................             (9)
                                                                                                         ----------
    Net expenses ...................................................................................         35,208
                                                                                                         ----------
NET INVESTMENT INCOME ..............................................................................         35,381
                                                                                                         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................           (293)
  Net change in unrealized appreciation (depreciation) on investments ..............................      1,095,396
                                                                                                         ----------
NET GAIN ON INVESTMENTS ............................................................................      1,095,103
                                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................     $1,130,484
                                                                                                         ==========

                        See Notes to Financial Statements

                   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED     FROM INCEPTION
                                                                                                       6/30/03      8/12/02 TO
                                                                                                     (UNAUDITED)     12/31/02
                                                                                                     -----------  --------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $    35,381    $    6,989
  Net realized gain (loss) ......................................................................           (293)       (6,477)
  Net change in unrealized appreciation (depreciation) ..........................................      1,095,396        (4,048)
                                                                                                     -----------    ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................      1,130,484        (3,536)
                                                                                                     -----------    ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................................................................             --        (6,998)
                                                                                                     -----------    ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....................................             --        (6,998)
                                                                                                     -----------    ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (981,075 and 373,908 shares, respectively) ......................     10,065,133     3,714,460
  Net asset value of shares issued from reinvestment of distributions (0 and 708 shares,
    respectively) ...............................................................................             --         6,998
  Cost of shares repurchased (74,800 and 4,623 shares, respectively) ............................       (763,425)      (46,251)
                                                                                                     -----------    ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................      9,301,708     3,675,207
                                                                                                     -----------    ----------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................     10,432,192     3,664,673
NET ASSETS
  Beginning of period ...........................................................................      3,664,673            --
                                                                                                     -----------    ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $35,381 AND $0, RESPECTIVELY) .    $14,096,865    $3,664,673
                                                                                                     ===========    ==========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                                     SIX MONTHS
                                                                                                        ENDED     FROM INCEPTION
                                                                                                       6/30/03      8/12/02 TO
                                                                                                     (UNAUDITED)     12/31/02
                                                                                                     -----------  --------------
Net asset value, beginning of period ..............................................................    $ 9.90         $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ....................................................................      0.03           0.02
  Net realized and unrealized gain (loss) .........................................................      1.12          (0.10)
                                                                                                       ------         ------
    TOTAL FROM INVESTMENT OPERATIONS ..............................................................      1.15          (0.08)
                                                                                                       ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income ............................................................        --          (0.02)
                                                                                                       ------         ------
    TOTAL DISTRIBUTIONS ...........................................................................        --          (0.02)
                                                                                                       ------         ------
CHANGE IN NET ASSET VALUE .........................................................................      1.15          (0.10)
                                                                                                       ------         ------
NET ASSET VALUE, END OF PERIOD ....................................................................    $11.05         $ 9.90
                                                                                                       ------         ------
Total return ......................................................................................     11.52%(3)      (0.76)%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ...........................................................   $14,097         $3,665
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ...........................................................................      0.90%(2)(4)    0.90%(2)(4)
  Net investment income ...........................................................................      0.90%(2)       0.95%(2)
Portfolio turnover ................................................................................         9%(3)         11%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.65% and 9.26% for the periods ended June 30, 2003 and December 31, 2002.
(2) Annualized.
(3) Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES       VALUE
                                                         ------    ----------
COMMON STOCKS--86.7%
ADVERTISING--1.3%
  Interpublic Group of Cos., Inc. (The) ..............    5,200    $   69,576
                                                                   ----------
AGRICULTURAL PRODUCTS--2.0%
  Archer Daniels Midland Co. .........................    8,400       108,108
                                                                   ----------
APPAREL, ACCESSORIES & LUXURY GOODS--1.3%
  Tommy Hilfiger Corp. (b) ...........................    7,600        70,224
                                                                   ----------
AUTO PARTS & EQUIPMENT--1.9%
  Dana Corp. .........................................    8,800       101,728
                                                                   ----------
CASINOS & GAMING--1.6%
  Park Place Entertainment Corp. (b) .................    9,300        84,537
                                                                   ----------
COMMERCIAL PRINTING--0.2%
  Donnelley (R.R.) & Sons Co. ........................      400        10,456
                                                                   ----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.0%
  Cummins, Inc. ......................................    1,500        53,835
                                                                   ----------
DEPARTMENT STORES--2.0%
  Penney (J.C.) Co., Inc. ............................    6,300       106,155
                                                                   ----------
DISTRIBUTORS--2.4%
  Genuine Parts Co. ..................................    4,100       131,241
                                                                   ----------
DIVERSIFIED CHEMICALS--2.9%
  Eastman Chemical Co. ...............................    4,000       126,680
  Solutia, Inc. ......................................   13,100        28,558
                                                                   ----------
                                                                      155,238
                                                                   ----------
ELECTRIC UTILITIES--6.0%
  Ameren Corp. .......................................    3,000       132,300
  CMS Energy Corp. ...................................    9,700        78,570
  Northeast Utilities ................................    6,700       112,158
                                                                   ----------
                                                                      323,028
                                                                   ----------
ELECTRICAL COMPONENTS & EQUIPMENT--2.4%
  Hubbell, Inc. Class B ..............................    3,900       129,090
                                                                   ----------
FERTILIZERS & AGRICULTURAL CHEMICALS--3.5%
  IMC Global, Inc. ...................................   10,000        67,100
  Monsanto Co. .......................................    5,600       121,184
                                                                   ----------
                                                                      188,284
                                                                   ----------
GAS UTILITIES--1.4%
  Southwest Gas Corp. ................................    3,600        76,248
                                                                   ----------
GENERAL MERCHANDISE STORES--2.0%
  Big Lots, Inc. (b) .................................    7,300       109,792
                                                                   ----------
HEALTH CARE SERVICES--2.2%
  Caremark Rx, Inc. (b) ..............................    4,500       115,560
                                                                   ----------
HEALTH CARE SUPPLIES--2.2%
  Bausch & Lomb, Inc. ................................    3,200       120,000
                                                                   ----------
HOME FURNISHINGS--1.5%
  Leggett & Platt, Inc. ..............................    3,900        79,950
                                                                   ----------
HOUSEHOLD APPLIANCES--2.5%
  Snap-on, Inc. ......................................    4,600       133,538
                                                                   ----------
HOUSEWARES & SPECIALTIES--2.1%
  Newell Rubbermaid, Inc. ............................    4,100       114,800
                                                                   ----------
INDUSTRIAL MACHINERY--1.8%
  Timken Co. (The) ...................................    5,400        94,554
                                                                   ----------


                                                         SHARES       VALUE
                                                         ------    ----------
INSURANCE BROKERS--0.5%
  Gallagher (Arthur J.) & Co. ........................      900    $   24,480
                                                                   ----------
MANAGED HEALTH CARE--3.8%
  Aetna, Inc. ........................................    1,300        78,260
  Health Net, Inc. (b) ...............................    3,800       125,210
                                                                   ----------
                                                                      203,470
                                                                   ----------
METAL & GLASS CONTAINERS--3.8%
  Ball Corp. .........................................    1,800        81,918
  Pactiv Corp. (b) ...................................    6,100       120,231
                                                                   ----------
                                                                      202,149
                                                                   ----------
OIL & GAS DRILLING--2.1%
  Pride International, Inc. (b) ......................    6,100       114,802
                                                                   ----------
OIL & GAS EQUIPMENT & SERVICES--2.4%
  Halliburton Co. ....................................    5,500       126,500
                                                                   ----------
OIL & GAS EXPLORATION & PRODUCTION--4.0%
  EOG Resources, Inc. ................................    2,400       100,416
  Kerr-McGee Corp. ...................................    2,600       116,480
                                                                   ----------
                                                                      216,896
                                                                   ----------
PACKAGED FOODS & MEATS--1.2%
  Smithfield Foods, Inc. (b) .........................    2,700        61,884
                                                                   ----------
PAPER PRODUCTS--4.6%
  Georgia-Pacific Corp. ..............................    7,595       143,925
  MeadWestvaco Corp. .................................    4,100       101,270
                                                                   ----------
                                                                      245,195
                                                                   ----------
PHARMACEUTICALS--2.0%
  Mylan Laboratories, Inc. ...........................    3,050       106,049
                                                                   ----------
PROPERTY & CASUALTY INSURANCE--3.1%
  SAFECO Corp. .......................................    3,300       116,424
  St. Paul Cos., Inc. (The) ..........................    1,400        51,114
                                                                   ----------
                                                                      167,538
                                                                   ----------
REINSURANCE--0.4%
  Transatlantic Holdings, Inc. .......................      300        20,745
                                                                   ----------
REITS--3.2%
  Health Care Property Investors, Inc. ...............      500        21,175
  Healthcare Realty Trust, Inc. ......................    2,700        78,705
  Host Marriott Corp. (b) ............................    7,700        70,455
                                                                   ----------
                                                                      170,335
                                                                   ----------
RESTAURANTS--1.3%
  CBRL Group, Inc. ...................................    1,800        69,948
                                                                   ----------
SPECIALTY CHEMICALS--1.4%
  Crompton Corp. .....................................   10,900        76,845
                                                                   ----------
SPECIALTY STORES--6.0%
  Foot Locker, Inc. ..................................   10,000       132,500
  Office Depot, Inc. (b) .............................    7,900       114,629
  Payless ShoeSource, Inc. (b) .......................    6,100        76,250
                                                                   ----------
                                                                      323,379
                                                                   ----------
SYSTEMS SOFTWARE--1.5%
  Sybase, Inc. (b) ...................................    5,700        79,287
                                                                   ----------
TRADING COMPANIES & DISTRIBUTORS--1.2%
  Grainger (W.W.), Inc. ..............................    1,400        65,464
                                                                   ----------
TOTAL COMMON STOCKS
  (Identified cost $4,355,950) ................................     4,650,908
                                                                   ----------

                        See Notes to Financial Statements

                    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES

                                                         SHARES       VALUE
                                                         ------    ----------
FOREIGN COMMON STOCKS--9.5%
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.5%
  CNH Global NV (Netherlands) ........................    2,920    $   27,857
                                                                   ----------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.8%
  Potash Corp. of Saskatchewan, Inc. (Canada) ........    1,500        96,000
                                                                   ----------
PROPERTY & CASUALTY INSURANCE--2.5%
  XL Capital Ltd. Class A (Bermuda) ..................    1,600       132,800
                                                                   ----------
REINSURANCE--4.7%
  Everest Re Group Ltd. (Barbados) ...................    1,800       137,700
  PartnerRe Ltd. (Bermuda) ...........................    2,300       117,553
                                                                   ----------
                                                                      255,253
                                                                   ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $481,023) ..................................       511,910
                                                                   ----------
TOTAL LONG TERM INVESTMENTS--96.2%
  (Identified cost $4,836,973) ................................     5,162,818
                                                                   ----------


                                                           PAR
                                                          VALUE
                                                          (000)       VALUE
                                                          -----    ----------
SHORT-TERM OBLIGATIONS--7.1%
FEDERAL AGENCY SECURITIES--7.1%
  FFCB Discount Note 0.95%, 7/1/03 ...................     $378    $  378,000
                                                                   ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $378,000) ..................................       378,000
                                                                   ----------
TOTAL INVESTMENTS--103.3%
  (Identified cost $5,214,973) ................................     5,540,818(a)
  Other assets and liabilities, net--(3.3)% ...................      (175,105)
                                                                   ----------
NET ASSETS--100.0% ............................................    $5,365,713
                                                                   ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $521,895 and gross depreciation of $196,182 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $5,215,105.
(b) Non-income producing.

                        See Notes to Financial Statements

                    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $5,214,973) ........................................    $5,540,818
Cash ...............................................................................................           297
Receivables
  Fund shares sold .................................................................................        19,668
  Receivable from adviser ..........................................................................         6,027
  Dividends and interest ...........................................................................         5,835
Prepaid expenses ...................................................................................             1
                                                                                                        ----------
    Total assets ...................................................................................     5,572,646
                                                                                                        ----------
LIABILITIES
Payables
  Investment securities purchased ..................................................................       163,565
  Fund shares repurchased ..........................................................................         1,997
  Professional fee .................................................................................        17,828
  Printing fee .....................................................................................        12,938
  Trustees' fee ....................................................................................         3,506
  Financial agent fee ..............................................................................         3,433
  Administration fee ...............................................................................           325
Accrued expenses ...................................................................................         3,341
                                                                                                        ----------
    Total liabilities ..............................................................................       206,933
                                                                                                        ----------
NET ASSETS .........................................................................................    $5,365,713
                                                                                                        ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $5,021,803
  Undistributed net investment income ..............................................................        17,304
  Accumulated net realized gain ....................................................................           761
  Net unrealized appreciation ......................................................................       325,845
                                                                                                        ----------
NET ASSETS .........................................................................................    $5,365,713
                                                                                                        ==========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................       508,682
                                                                                                        ==========
Net asset value and offering price per share .......................................................        $10.55
                                                                                                            ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................      $ 32,991
  Interest .........................................................................................         1,878
  Foreign taxes withheld ...........................................................................          (165)
                                                                                                          --------
    Total investment income ........................................................................        34,704
                                                                                                          --------
EXPENSES
  Investment advisory fee ..........................................................................        14,882
  Financial agent fee ..............................................................................        19,103
  Administration fee ...............................................................................         1,348
  Professional .....................................................................................        14,288
  Custodian ........................................................................................         9,222
  Printing .........................................................................................         6,247
  Trustees .........................................................................................         2,645
  Miscellaneous ....................................................................................         5,756
                                                                                                          --------
    Total expenses .................................................................................        73,491
    Less expenses borne by investment adviser ......................................................       (55,975)
    Custodian fees paid indirectly .................................................................            (8)
                                                                                                          --------
    Net expenses ...................................................................................        17,508
                                                                                                          --------
NET INVESTMENT INCOME ..............................................................................        17,196
                                                                                                          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities ..................................................................        13,678
  Net change in unrealized appreciation (depreciation) on investments ..............................       295,245
                                                                                                          --------
NET GAIN ON INVESTMENTS ............................................................................       308,923
                                                                                                          --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................      $326,119
                                                                                                          ========

                        See Notes to Financial Statements

                    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED     FROM INCEPTION
                                                                                                       6/30/03      8/12/02 TO
                                                                                                     (UNAUDITED)     12/31/02
                                                                                                     -----------  --------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $   17,196     $    6,322
  Net realized gain (loss) ......................................................................        13,678        (12,917)
  Net change in unrealized appreciation (depreciation) ..........................................       295,245         30,600
                                                                                                     ----------     ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................       326,119         24,005
                                                                                                     ----------     ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................................................................            --         (6,214)
                                                                                                     ----------     ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....................................            --         (6,214)
                                                                                                     ----------     ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (354,267 and 222,698 shares, respectively) ......................     3,477,380      2,203,588
  Net asset value of shares issued from reinvestment of distributions (0 and 629 shares,
    respectively) ...............................................................................            --          6,214
  Cost of shares repurchased (67,869 and 1,043 shares, respectively) ............................      (655,189)       (10,190)
                                                                                                     ----------     ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................     2,822,191      2,199,612
                                                                                                     ----------     ----------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................     3,148,310      2,217,403
NET ASSETS
  Beginning of period ...........................................................................     2,217,403             --
                                                                                                     ----------     ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $17,304 AND
    $108, RESPECTIVELY) .........................................................................    $5,365,713     $2,217,403
                                                                                                     ==========     ==========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                                     SIX MONTHS
                                                                                                        ENDED     FROM INCEPTION
                                                                                                       6/30/03      8/12/02 TO
                                                                                                     (UNAUDITED)     12/31/02
                                                                                                     -----------  --------------
Net asset value, beginning of period ............................................................      $ 9.98         $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..................................................................        0.03           0.03
  Net realized and unrealized gain (loss) .......................................................        0.54          (0.02)
                                                                                                       ------         ------
    TOTAL FROM INVESTMENT OPERATIONS ............................................................        0.57           0.01
                                                                                                       ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........................................................          --          (0.03)
                                                                                                       ------         ------
    TOTAL DISTRIBUTIONS .........................................................................          --          (0.03)
                                                                                                       ------         ------
CHANGE IN NET ASSET VALUE .......................................................................        0.57          (0.02)
                                                                                                       ------         ------
NET ASSET VALUE, END OF PERIOD ..................................................................      $10.55         $ 9.98
                                                                                                       ======         ======
Total return ....................................................................................      5.74%(3)         0.04%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .........................................................      $5,366         $2,217
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) .........................................................................        1.00%(2)(4)    1.00%(2)(4)
  Net investment income .........................................................................        0.98%(2)       1.11%(2)
Portfolio turnover ..............................................................................          10%(3)          6%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 4.20% and 10.05% for the periods ended June 30, 2003 and December 31, 2002.
(2) Annualized.
(3) Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES      VALUE
                                                         ------   -----------
COMMON STOCKS--95.0%
AEROSPACE & DEFENSE--0.9%
  Northrop Grumman Corp. .............................    3,480   $   300,289
  United Technologies Corp. ..........................    4,700       332,901
                                                                  -----------
                                                                      633,190
                                                                  -----------
AIR FREIGHT & COURIERS--1.0%
  FedEx Corp. ........................................    8,470       525,394
  United Parcel Service, Inc. Class B ................    2,890       184,093
                                                                  -----------
                                                                      709,487
                                                                  -----------
AIRLINES--0.1%
  JetBlue Airways Corp. (b) ..........................    2,200        93,038
                                                                  -----------
APPAREL RETAIL--0.0%
  TJX Cos., Inc. (The) ...............................    1,350        25,434
                                                                  -----------
APPLICATION SOFTWARE--0.3%
  BEA Systems, Inc. (b) ..............................    9,200        99,912
  Cadence Design Systems, Inc. (b) ...................    8,640       104,198
                                                                  -----------
                                                                      204,110
                                                                  -----------
ASSET MANAGEMENT & CUSTODY BANKS--0.4%
  Bank of New York Co., Inc. (The) ...................    6,050       173,938
  Northern Trust Corp. ...............................    3,200       133,728
                                                                  -----------
                                                                      307,666
                                                                  -----------
BIOTECHNOLOGY--4.8%
  Amgen, Inc. (b) ....................................   39,285     2,610,095
  Biogen, Inc. (b) ...................................    4,180       158,840
  Genentech, Inc. (b) ................................    5,515       397,742
  Genzyme Corp. (b) ..................................    1,720        71,896
  Gilead Sciences, Inc. (b) ..........................    2,400       133,392
  MedImmune, Inc. (b) ................................    4,800       174,576
                                                                  -----------
                                                                    3,546,541
                                                                  -----------
BREWERS--2.7%
  Anheuser-Busch Cos., Inc. ..........................   39,705     2,026,940
                                                                  -----------
BROADCASTING & CABLE TV--6.2%
  Clear Channel Communications, Inc. (b) .............   22,455       951,867
  Comcast Corp. Class A (b) ..........................   17,643       532,466
  Liberty Media Corp. Class A (b) ....................  270,946     3,132,136
                                                                  -----------
                                                                    4,616,469
                                                                  -----------
CASINOS & GAMING--0.3%
  MGM Mirage (b) .....................................    5,740       196,193
                                                                  -----------
CATALOG RETAIL--1.2%
  InterActiveCorp (b) ................................   21,600       854,712
                                                                  -----------
COMMUNICATIONS EQUIPMENT--3.7%
  Cisco Systems, Inc. (b) ............................  166,345     2,776,298
                                                                  -----------
COMPUTER & ELECTRONICS RETAIL--0.8%
  Best Buy Co., Inc. (b) .............................   12,720       558,662
                                                                  -----------
COMPUTER HARDWARE--4.3%
  Dell Computer Corp. (b) ............................   61,615     1,969,215
  Hewlett-Packard Co. ................................   17,860       380,418
  International Business Machines Corp. ..............   10,460       862,950
                                                                  -----------
                                                                    3,212,583
                                                                  -----------
CONSUMER FINANCE--2.3%
  American Express Co. ...............................   20,625       862,331
  Capital One Financial Corp. ........................    2,370       116,557
  SLM Corp. ..........................................   18,640       730,129
                                                                  -----------
                                                                    1,709,017
                                                                  -----------


                                                         SHARES      VALUE
                                                         ------   -----------
DATA PROCESSING & OUTSOURCED SERVICES--1.0%
  First Data Corp. ...................................   17,815   $   738,254
  Paychex, Inc. ......................................      900        26,379
                                                                  -----------
                                                                      764,633
                                                                  -----------
DEPARTMENT STORES--1.2%
  Kohl's Corp. (b) ...................................   17,890       919,188
                                                                  -----------
DIVERSIFIED COMMERCIAL SERVICES--0.8%
  Apollo Group, Inc. Class A (b) .....................    2,380       146,989
  Career Education Corp. (b) .........................      400        27,368
  Cendant Corp. (b) ..................................   22,140       405,605
                                                                  -----------
                                                                      579,962
                                                                  -----------
DRUG RETAIL--0.3%
  CVS Corp. ..........................................    9,090       254,793
                                                                  -----------
EMPLOYMENT SERVICES--0.2%
  Manpower, Inc. .....................................    3,010       111,641
                                                                  -----------
GENERAL MERCHANDISE STORES--1.4%
  Target Corp. .......................................   28,020     1,060,277
                                                                  -----------
HEALTH CARE DISTRIBUTORS--0.6%
  McKesson Corp. .....................................    7,000       250,180
  Omnicare, Inc. .....................................    6,000       202,740
                                                                  -----------
                                                                      452,920
                                                                  -----------
HEALTH CARE EQUIPMENT--2.4%
  Becton, Dickinson and Co. ..........................    4,300       167,055
  Boston Scientific Corp. (b) ........................    3,650       223,015
  Guidant Corp. ......................................    7,500       332,925
  Medtronic, Inc. ....................................   11,180       536,305
  St. Jude Medical, Inc. (b) .........................    9,360       538,200
                                                                  -----------
                                                                    1,797,500
                                                                  -----------
HEALTH CARE SERVICES--0.3%
  Caremark Rx, Inc. (b) ..............................    9,220       236,770
                                                                  -----------
HOME IMPROVEMENT RETAIL--2.6%
  Home Depot, Inc. (The) .............................   34,400     1,139,328
  Lowe's Cos., Inc. ..................................   18,650       801,018
                                                                  -----------
                                                                    1,940,346
                                                                  -----------
HOTELS, RESORTS & CRUISE LINES--0.2%
  Carnival Corp. .....................................    4,670       151,822
                                                                  -----------
HOUSEHOLD PRODUCTS--1.6%
  Procter & Gamble Co. (The) .........................   13,530     1,206,605
                                                                  -----------
HYPERMARKETS & SUPER CENTERS--1.3%
  Wal-Mart Stores, Inc. ..............................   17,720       951,032
                                                                  -----------
INDUSTRIAL CONGLOMERATES--6.6%
  3M Co. .............................................    8,910     1,149,212
  General Electric Co. ...............................   99,670     2,858,535
  Tyco International Ltd. ............................   45,860       870,423
                                                                  -----------
                                                                    4,878,170
                                                                  -----------
INTEGRATED TELECOMMUNICATION SERVICES--0.4%
  AT&T Wireless Services, Inc. (b) ...................   37,400       307,054
                                                                  -----------
INTERNET RETAIL--0.6%
  eBay, Inc. (b) .....................................    4,280       445,890
                                                                  -----------
INTERNET SOFTWARE & SERVICES--0.1%
  Yahoo!, Inc. (b) ...................................    1,300        42,588
                                                                  -----------

                        See Notes to Financial Statements

                    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES

                                                         SHARES      VALUE
                                                         ------   -----------
INVESTMENT BANKING & BROKERAGE--2.3%
  Goldman Sachs Group, Inc. (The) ....................    8,070   $   675,862
  Merrill Lynch & Co., Inc. ..........................   21,360       997,085
                                                                  -----------
                                                                    1,672,947
                                                                  -----------
MANAGED HEALTH CARE--0.8%
  Aetna, Inc. ........................................    5,800       349,160
  WellPoint Health Networks, Inc. (b) ................    3,170       267,231
                                                                  -----------
                                                                      616,391
                                                                  -----------
MOTORCYCLE MANUFACTURERS--0.6%
  Harley-Davidson, Inc. ..............................   11,140       444,040
                                                                  -----------
MOVIES & ENTERTAINMENT--7.2%
  AOL Time Warner, Inc. (b) ..........................   58,075       934,427
  Viacom, Inc. Class B (b) ...........................   86,490     3,776,153
  Walt Disney Co. (The) ..............................   33,150       654,713
                                                                  -----------
                                                                    5,365,293
                                                                  -----------
OIL & GAS DRILLING--0.3%
  Noble Corp. (b) ....................................    5,500       188,650
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--1.2%
  BJ Services Co. (b) ................................    5,390       201,370
  Schlumberger Ltd. ..................................   14,610       694,998
                                                                  -----------
                                                                      896,368
                                                                  -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.1%
  Citigroup, Inc. ....................................   35,542     1,521,198
                                                                  -----------
PERSONAL PRODUCTS--1.4%
  Avon Products, Inc. ................................   16,480     1,025,056
                                                                  -----------
PHARMACEUTICALS--12.1%
  Abbott Laboratories ................................   20,980       918,085
  Forest Laboratories, Inc. (b) ......................    4,200       229,950
  Johnson & Johnson ..................................   42,035     2,173,209
  Lilly (Eli) & Co. ..................................    2,775       191,392
  Pfizer, Inc. .......................................  121,008     4,132,423
  Schering-Plough Corp. ..............................   27,370       509,082
  Wyeth ..............................................   17,300       788,015
                                                                  -----------
                                                                    8,942,156
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--0.4%
  Travelers Property Casualty Corp. Class A ..........   20,200       321,180
                                                                  -----------
PUBLISHING & PRINTING--0.7%
  Tribune Co. ........................................   10,320       498,456
                                                                  -----------
RESTAURANTS--0.7%
  McDonald's Corp. ...................................   14,000       308,840
  Starbucks Corp. (b) ................................    9,100       223,132
                                                                  -----------
                                                                      531,972
                                                                  -----------
SEMICONDUCTOR EQUIPMENT--2.5%
  Applied Materials, Inc. (b) ........................   91,140     1,445,480
  Lam Research Corp. (b) .............................    4,110        74,843
  Novellus Systems, Inc. (b) .........................    8,260       302,490
                                                                  -----------
                                                                    1,822,813
                                                                  -----------
SEMICONDUCTORS--3.2%
  Analog Devices, Inc. (b) ...........................   23,270       810,261
  Intel Corp. ........................................   28,715       596,813
  Linear Technology Corp. ............................   15,600       502,476
  Microchip Technology, Inc. .........................   17,140       422,158
  Xilinx, Inc. (b) ...................................    2,000        50,620
                                                                  -----------
                                                                    2,382,328
                                                                  -----------


                                                         SHARES      VALUE
                                                         ------   -----------
SOFT DRINKS--0.7%
  PepsiCo, Inc. ......................................   12,425   $   552,913
                                                                  -----------
SPECIALTY STORES--0.8%
  Bed Bath & Beyond, Inc. (b) ........................   10,135       393,339
  Weight Watchers International, Inc. (b) ............    1,665        75,741
  Williams-Sonoma, Inc. (b) ..........................    4,300       125,560
                                                                  -----------
                                                                      594,640
                                                                  -----------
SYSTEMS SOFTWARE--5.4%
  Microsoft Corp. ....................................   77,120     1,975,044
  Oracle Corp. (b) ...................................  136,110     1,636,042
  VERITAS Software Corp. (b) .........................   14,730       422,309
                                                                  -----------
                                                                    4,033,395
                                                                  -----------
THRIFTS & MORTGAGE FINANCE--0.9%
  Fannie Mae .........................................    9,355       630,901
                                                                  -----------
TOBACCO--0.6%
  Altria Group, Inc. .................................   10,460       475,302
                                                                  -----------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
  Sprint Corp. (PCS Group) (b) .......................   58,800       338,100
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $66,463,520) ...............................    70,425,630
                                                                  -----------
FOREIGN COMMON STOCKS--2.1%
AUTOMOBILE MANUFACTURERS--0.3%
  Bayerische Motoren Werke AG (Germany) ..............    5,800       222,790
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--0.5%
  EnCana Corp. (Canada) ..............................    9,740       373,724
                                                                  -----------
PHARMACEUTICALS--0.3%
  Novartis AG Registered Shares (Switzerland) ........    4,560       180,442
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--0.5%
  XL Capital Ltd. Class A (Bermuda) ..................    4,690       389,270
                                                                  -----------
SEMICONDUCTORS--0.5%
  Taiwan Semiconductor Manufacturing Co. Ltd. ADR
    (Taiwan) (b) .....................................   39,800       401,184
                                                                  -----------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
  Vodafone Group plc ADR (United Kingdom) ............    1,239        24,346
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,397,847) ................................     1,591,756
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--97.1%
  (Identified cost $67,861,367) ...............................    72,017,386
                                                                  -----------


                                                           PAR
                                                          VALUE
                                                          (000)
                                                         ------
SHORT-TERM OBLIGATIONS--4.7%
FEDERAL AGENCY SECURITIES--4.7%
  FHLB Discount Note 0.95%, 7/1/03 ...................   $3,469     3,469,000
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $3,469,000) ................................     3,469,000
                                                                  -----------
TOTAL INVESTMENTS--101.8%
  (Identified cost $71,330,367) ...............................    75,486,386(a)
  Other assets and liabilities, net--(1.8)% ...................    (1,332,315)
                                                                  -----------
NET ASSETS--100.0% ............................................   $74,154,071
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,098,447 and gross depreciation of $2,743,126 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $72,131,065.
(b) Non-income producing.

                        See Notes to Financial Statements

                    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $71,330,367) .......................................    $ 75,486,386
Foreign currency at value (Identified cost $5,693) .................................................           5,689
Cash ...............................................................................................           2,414
Receivables
  Investment securities sold .......................................................................       1,027,164
  Fund shares sold .................................................................................          78,812
  Dividends and interest ...........................................................................          37,965
  Tax reclaim ......................................................................................           2,040
Prepaid expenses ...................................................................................              67
                                                                                                        ------------
    Total assets ...................................................................................      76,640,537
                                                                                                        ------------
LIABILITIES
Payables
  Investment securities purchased ..................................................................       2,150,641
  Fund shares repurchased ..........................................................................         178,531
  Investment advisory fee ..........................................................................          14,246
  Financial agent fee ..............................................................................           7,031
  Administration fee ...............................................................................           4,706
  Trustees' fee ....................................................................................           3,506
Accrued expenses ...................................................................................         127,805
                                                                                                        ------------
    Total liabilities ..............................................................................       2,486,466
                                                                                                        ------------
NET ASSETS .........................................................................................    $ 74,154,071
                                                                                                        ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $126,443,158
  Accumulated net investment loss ..................................................................         (45,642)
  Accumulated net realized loss ....................................................................     (56,399,558)
  Net unrealized appreciation ......................................................................       4,156,113
                                                                                                        ------------
NET ASSETS .........................................................................................    $ 74,154,071
                                                                                                        ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................      13,122,633
                                                                                                        ============
Net asset value and offering price per share .......................................................           $5.65
                                                                                                               =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................    $    304,960
  Interest .........................................................................................           7,461
  Foreign taxes withheld ...........................................................................          (2,201)
                                                                                                        ------------
    Total investment income ........................................................................         310,220
                                                                                                        ------------
EXPENSES
  Investment advisory fee ..........................................................................         249,303
  Financial agent fee ..............................................................................          36,726
  Administration fee ...............................................................................          24,910
  Custodian fee ....................................................................................          38,781
  Professional .....................................................................................          12,286
  Printing .........................................................................................          11,337
  Trustees .........................................................................................           1,958
  Miscellaneous ....................................................................................          12,672
                                                                                                        ------------
    Total expenses .................................................................................         387,973
    Less expenses borne by investment adviser ......................................................         (32,111)
                                                                                                        ------------
    Net expenses ...................................................................................         355,862
                                                                                                        ------------
NET INVESTMENT LOSS ................................................................................         (45,642)
                                                                                                        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................     (15,347,742)
  Net realized gain on foreign currency transactions ...............................................             421
  Net change in unrealized appreciation (depreciation) on investments ..............................      23,193,561
  Net change in unrealized appreciation (depreciation) on foreign currency and foreign
    currency transactions ..........................................................................              28
                                                                                                        ------------
NET GAIN ON INVESTMENTS ............................................................................       7,846,268
                                                                                                        ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................    $  7,800,626
                                                                                                        ============

                        See Notes to Financial Statements

                    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      SIX MONTHS
                                                                                                         ENDED
                                                                                                        6/30/03      YEAR ENDED
                                                                                                      (UNAUDITED)     12/31/02
                                                                                                     ------------   ------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $    (45,642)  $   (112,607)
  Net realized gain (loss) ......................................................................     (15,347,321)   (15,442,290)
  Net change in unrealized appreciation (depreciation) ..........................................      23,193,589     (8,944,408)
                                                                                                     ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................       7,800,626    (24,499,305)
                                                                                                     ------------   ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,874,741 and 3,634,199 shares, respectively) ..................       9,996,658     20,650,808
  Net asset value of shares issued in conjunction with Plan of Reorganization (2,496,714 and
    3,141,426 shares, respectively) (See Note 9) ................................................      11,987,441     22,032,065
  Cost of shares repurchased (2,254,019 and 5,367,448 shares, respectively) .....................     (11,726,698)   (30,830,569)
                                                                                                     ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................      10,257,401     11,852,304
                                                                                                     ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................      18,058,027    (12,647,001)
NET ASSETS
  Beginning of period ...........................................................................      56,096,044     68,743,045
                                                                                                     ------------   ------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($45,642) AND $0, RESPECTIVELY) ...    $ 74,154,071   $ 56,096,044
                                                                                                     ============   ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                SIX MONTHS              YEAR ENDED
                                                                   ENDED               DECEMBER 31,               FROM INCEPTION
                                                                  6/30/03        ------------------------------     12/15/99 TO
                                                                (UNAUDITED)       2002        2001        2000        12/31/99
                                                                -----------      ------      ------      ------   --------------
Net asset value, beginning of period .........................     $ 5.10        $ 7.16      $ 9.41      $10.60       $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...............................         --(6)      (0.01)(5)   (0.02)(5)    0.01         0.01
  Net realized and unrealized gain (loss) ....................       0.55         (2.05)      (2.23)      (1.19)        0.59
                                                                   ------        ------      ------      ------       ------
    TOTAL FROM INVESTMENT OPERATIONS .........................       0.55         (2.06)      (2.25)      (1.18)        0.60
                                                                   ------        ------      ------      ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income .......................         --            --          --       (0.01)          --
                                                                   ------        ------      ------      ------       ------
    TOTAL DISTRIBUTIONS ......................................         --            --          --       (0.01)          --
                                                                   ------        ------      ------      ------       ------
CHANGE IN NET ASSET VALUE ....................................       0.55         (2.06)      (2.25)      (1.19)        0.60
                                                                   ------        ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD ...............................     $ 5.65        $ 5.10      $ 7.16      $ 9.41       $10.60
                                                                   ======        ======      ======      ======       ======
Total return .................................................      10.86%(2)    (28.84)%    (23.84)%    (11.17)%       6.00%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ........................    $74,154       $56,096     $68,743     $69,508       $3,275
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) .....................................       1.10%(1)      1.08%       1.00%(4)    1.00%        1.00%(1)
  Net investment income (loss) ...............................      (0.14)%(1)    (0.17)%     (0.26)%      0.15%        1.61%(1)
Portfolio turnover ...........................................        149%(2)        62%         35%         16%           0%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.20%, 1,08%, 1.19%, 1.24% and 17.29% for the periods ended June 30, 2003 and
    December 31, 2002, 2001, 2000 and 1999, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian; if expense offsets were included, the ratio would not significantly differ.
(5) Computed using average shares outstanding.
(6) Amount is less than $0.01.

                        See Notes to Financial Statements

                       PHOENIX-MFS INVESTORS TRUST SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES      VALUE
                                                         ------    ----------
COMMON STOCKS--90.9%
AEROSPACE & DEFENSE--1.0%
  Lockheed Martin Corp. ..............................      735    $   34,964
  Northrop Grumman Corp. .............................      241        20,796
                                                                   ----------
                                                                       55,760
                                                                   ----------
AGRICULTURAL PRODUCTS--0.2%
  Archer Daniels Midland Co. .........................    1,090        14,028
                                                                   ----------
AIR FREIGHT & COURIERS--1.8%
  FedEx Corp. ........................................      915        56,758
  United Parcel Service, Inc. Class B ................      733        46,692
                                                                   ----------
                                                                      103,450
                                                                   ----------
APPLICATION SOFTWARE--0.1%
  BEA Systems, Inc. (b) ..............................      520         5,647
                                                                   ----------
ASSET MANAGEMENT & CUSTODY BANKS--0.5%
  Mellon Financial Corp. .............................      600        16,650
  State Street Corp. .................................      280        11,032
                                                                   ----------
                                                                       27,682
                                                                   ----------
BIOTECHNOLOGY--2.1%
  Amgen, Inc. (b) ....................................    1,120        74,413
  Genentech, Inc. (b) ................................      600        43,272
                                                                   ----------
                                                                      117,685
                                                                   ----------
BREWERS--0.5%
  Anheuser-Busch Cos., Inc. ..........................      596        30,426
                                                                   ----------
BROADCASTING & CABLE TV--2.2%
  Clear Channel Communications, Inc. (b) .............    1,389        58,879
  Comcast Corp. Class A (b) ..........................      761        22,967
  Cox Communications, Inc. Class A (b) ...............      410        13,079
  EchoStar Communications Corp. Class A (b) ..........      390        13,502
  Liberty Media Corp. Class A (b) ....................    1,150        13,294
                                                                   ----------
                                                                      121,721
                                                                   ----------
BUILDING PRODUCTS--0.1%
  American Standard Cos., Inc. (b) ...................      100         7,393
                                                                   ----------
COMMUNICATIONS EQUIPMENT--1.8%
  Cisco Systems, Inc. (b) ............................    5,655        94,382
  Juniper Networks, Inc. (b) .........................      420         5,195
                                                                   ----------
                                                                       99,577
                                                                   ----------
COMPUTER HARDWARE--2.5%
  Hewlett-Packard Co. ................................      724        15,421
  International Business Machines Corp. ..............    1,505       124,163
                                                                   ----------
                                                                      139,584
                                                                   ----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.2%
  Deere & Co. ........................................      271        12,385
                                                                   ----------
CONSUMER FINANCE--0.7%
  MBNA Corp. .........................................      740        15,422
  SLM Corp. ..........................................      620        24,285
                                                                   ----------
                                                                       39,707
                                                                   ----------
DATA PROCESSING & OUTSOURCED SERVICES--0.7%
  Automatic Data Processing, Inc. ....................      437        14,797
  First Data Corp. ...................................      630        26,107
                                                                   ----------
                                                                       40,904
                                                                   ----------


                                                         SHARES      VALUE
                                                         ------    ----------
DEPARTMENT STORES--0.5%
  Kohl's Corp. (b) ...................................      400    $   20,552
  Sears, Roebuck and Co. .............................      310        10,428
                                                                   ----------
                                                                       30,980
                                                                   ----------
DIVERSIFIED BANKS--5.0%
  Bank of America Corp. ..............................      774        61,169
  Bank One Corp. .....................................    1,600        59,488
  U.S. Bancorp .......................................    1,660        40,670
  Wells Fargo & Co. ..................................    2,410       121,464
                                                                   ----------
                                                                      282,791
                                                                   ----------
DIVERSIFIED CAPITAL MARKETS--0.3%
  J.P. Morgan Chase & Co. ............................      430        14,697
                                                                   ----------
DIVERSIFIED CHEMICALS--0.8%
  PPG Industries, Inc. ...............................      900        45,666
                                                                   ----------
DIVERSIFIED COMMERCIAL SERVICES--0.5%
  ARAMARK Corp. Class B (b) ..........................      430         9,641
  Cendant Corp. (b) ..................................    1,060        19,419
                                                                   ----------
                                                                       29,060
                                                                   ----------
DRUG RETAIL--1.0%
  CVS Corp. ..........................................    1,965        55,079
                                                                   ----------
ELECTRIC UTILITIES--2.3%
  Dominion Resources, Inc. ...........................      236        15,168
  Exelon Corp. .......................................      720        43,063
  PG&E Corp. (b) .....................................      720        15,228
  TXU Corp. ..........................................    2,370        53,206
  Wisconsin Energy Corp. .............................      200         5,800
                                                                   ----------
                                                                      132,465
                                                                   ----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
  Emerson Electric Co. ...............................      430        21,973
  Rockwell Automation, Inc. ..........................      555        13,231
                                                                   ----------
                                                                       35,204
                                                                   ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.0%
  Waters Corp. (b) ...................................       10           291
                                                                   ----------
FOOD RETAIL--0.9%
  Kroger Co. (The) (b) ...............................    2,915        48,622
                                                                   ----------
GENERAL MERCHANDISE STORES--0.4%
  Target Corp. .......................................      597        22,590
                                                                   ----------
HEALTH CARE DISTRIBUTORS--0.7%
  AmerisourceBergen Corp. ............................      530        36,756
                                                                   ----------
HEALTH CARE EQUIPMENT--1.2%
  Baxter International, Inc. .........................      950        24,700
  Guidant Corp. ......................................      630        27,965
  Medtronic, Inc. ....................................      374        17,941
                                                                   ----------
                                                                       70,606
                                                                   ----------
HEALTH CARE FACILITIES--0.8%
  Tenet Healthcare Corp. (b) .........................    3,660        42,639
                                                                   ----------
HOME IMPROVEMENT RETAIL--2.1%
  Home Depot, Inc. (The) .............................    3,165       104,825
  Lowe's Cos., Inc. ..................................      346        14,861
                                                                   ----------
                                                                      119,686
                                                                   ----------
HOTELS, RESORTS & CRUISE LINES--0.2%
  Starwood Hotels & Resorts Worldwide, Inc. ..........      450        12,866
                                                                   ----------

                        See Notes to Financial Statements

                       PHOENIX-MFS INVESTORS TRUST SERIES

                                                         SHARES      VALUE
                                                         ------    ----------
HOUSEHOLD PRODUCTS--2.5%
  Kimberly-Clark Corp. ...............................      957    $   49,898
  Procter & Gamble Co. (The) .........................    1,025        91,409
                                                                   ----------
                                                                      141,307
                                                                   ----------
HOUSEWARES & SPECIALTIES--0.3%
  Newell Rubbermaid, Inc. ............................      520        14,560
                                                                   ----------
HYPERMARKETS & SUPER CENTERS--2.9%
  Wal-Mart Stores, Inc. ..............................    3,020       162,083
                                                                   ----------
INDUSTRIAL CONGLOMERATES--3.7%
  3M Co. .............................................      425        54,816
  General Electric Co. ...............................    4,550       130,494
  Tyco International Ltd. ............................    1,410        26,762
                                                                   ----------
                                                                      212,072
                                                                   ----------
INDUSTRIAL GASES--1.3%
  Air Products and Chemicals, Inc. ...................      547        22,755
  Praxair, Inc. ......................................      815        48,982
                                                                   ----------
                                                                       71,737
                                                                   ----------
INDUSTRIAL MACHINERY--0.5%
  Illinois Tool Works, Inc. ..........................      253        16,660
  ITT Industries, Inc. ...............................      200        13,092
                                                                   ----------
                                                                       29,752
                                                                   ----------
INSURANCE BROKERS--0.5%
  Marsh & McLennan Cos., Inc. ........................      570        29,110
                                                                   ----------
INTEGRATED OIL & GAS--3.1%
  ConocoPhillips .....................................      270        14,796
  Exxon Mobil Corp. ..................................    4,430       159,081
                                                                   ----------
                                                                      173,877
                                                                   ----------
INTEGRATED TELECOMMUNICATION SERVICES--2.3%
  AT&T Wireless Services, Inc. (b) ...................    1,380        11,330
  BellSouth Corp. ....................................    1,890        50,331
  Verizon Communications, Inc. .......................    1,670        65,881
                                                                   ----------
                                                                      127,542
                                                                   ----------
INVESTMENT BANKING & BROKERAGE--1.5%
  Goldman Sachs Group, Inc. (The) ....................      540        45,225
  Merrill Lynch & Co., Inc. ..........................      884        41,265
                                                                   ----------
                                                                       86,490
                                                                   ----------
LIFE & HEALTH INSURANCE--0.8%
  MetLife, Inc. ......................................    1,510        42,763
                                                                   ----------
MANAGED HEALTH CARE--0.2%
  WellPoint Health Networks, Inc. (b) ................      135        11,381
                                                                   ----------
MOVIES & ENTERTAINMENT--3.4%
  AOL Time Warner, Inc. (b) ..........................    4,360        70,153
  Viacom, Inc. Class B (b) ...........................    2,355       102,819
  Walt Disney Co. (The) ..............................    1,088        21,488
                                                                   ----------
                                                                      194,460
                                                                   ----------
MULTI-LINE INSURANCE--1.0%
  American International Group, Inc. .................      610        33,660
  Hartford Financial Services Group, Inc. (The) ......      420        21,151
                                                                   ----------
                                                                       54,811
                                                                   ----------
OIL & GAS DRILLING--0.4%
  Noble Corp. (b) ....................................      420        14,406
  Transocean, Inc. (b) ...............................      310         6,811
                                                                   ----------
                                                                       21,217
                                                                   ----------


                                                         SHARES      VALUE
                                                         ------    ----------
OIL & GAS EQUIPMENT & SERVICES--1.5%
  Baker Hughes, Inc. .................................    1,147    $   38,505
  Schlumberger Ltd. ..................................      978        46,523
                                                                   ----------
                                                                       85,028
                                                                   ----------
OIL & GAS EXPLORATION & PRODUCTION--0.2%
  Anadarko Petroleum Corp. ...........................      240        10,673
                                                                   ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.2%
  Citigroup, Inc. ....................................    4,180       178,904
                                                                   ----------
PACKAGED FOODS & MEATS--0.2%
  Kellogg Co. ........................................      360        12,373
                                                                   ----------
PAPER PACKAGING--0.1%
  Smurfit-Stone Container Corp. (b) ..................      430         5,603
                                                                   ----------
PAPER PRODUCTS--1.0%
  International Paper Co. ............................    1,525        54,488
                                                                   ----------
PERSONAL PRODUCTS--0.2%
  Gillette Co. (The) .................................      400        12,744
                                                                   ----------
PHARMACEUTICALS--8.4%
  Abbott Laboratories ................................      681        29,801
  Forest Laboratories, Inc. (b) ......................      210        11,497
  Johnson & Johnson ..................................    2,390       123,563
  Pfizer, Inc. .......................................    5,064       172,936
  Schering-Plough Corp. ..............................    3,775        70,215
  Wyeth ..............................................    1,480        67,414
                                                                   ----------
                                                                      475,426
                                                                   ----------
PROPERTY & CASUALTY INSURANCE--1.9%
  Allstate Corp. (The) ...............................      385        13,725
  Chubb Corp. (The) ..................................      410        24,600
  St. Paul Cos., Inc. (The) ..........................      721        26,324
  Travelers Property Casualty Corp. Class A ..........    1,801        28,636
  Travelers Property Casualty Corp. Class B ..........      740        11,670
                                                                   ----------
                                                                      104,955
                                                                   ----------
PUBLISHING & PRINTING--3.3%
  Gannett Co., Inc. ..................................      925        71,049
  McGraw-Hill Cos., Inc. (The) .......................      399        24,738
  New York Times Co. (The) Class A ...................    1,215        55,283
  Tribune Co. ........................................      690        33,327
                                                                   ----------
                                                                      184,397
                                                                   ----------
RAILROADS--0.6%
  Union Pacific Corp. ................................      607        35,218
                                                                   ----------
REGIONAL BANKS--0.8%
  Charter One Financial, Inc. ........................      587        18,303
  SunTrust Banks, Inc. ...............................      495        29,373
                                                                   ----------
                                                                       47,676
                                                                   ----------
RESTAURANTS--0.1%
  McDonald's Corp. ...................................      370         8,162
                                                                   ----------
SEMICONDUCTOR EQUIPMENT--0.2%
  Novellus Systems, Inc. (b) .........................      341        12,488
                                                                   ----------
SEMICONDUCTORS--1.6%
  Analog Devices, Inc. (b) ...........................    1,270        44,222
  Microchip Technology, Inc. .........................    1,360        33,497
  Texas Instruments, Inc. ............................      759        13,358
                                                                   ----------
                                                                       91,077
                                                                   ----------
SOFT DRINKS--1.7%
  PepsiCo, Inc. ......................................    2,155        95,898
                                                                   ----------

                        See Notes to Financial Statements

                       PHOENIX-MFS INVESTORS TRUST SERIES

                                                         SHARES      VALUE
                                                         ------    ----------
SYSTEMS SOFTWARE--4.6%
  Microsoft Corp. ....................................    6,755    $  172,996
  Oracle Corp. (b) ...................................    4,250        51,085
  VERITAS Software Corp. (b) .........................    1,242        35,608
                                                                   ----------
                                                                      259,689
                                                                   ----------
THRIFTS & MORTGAGE FINANCE--3.5%
  Fannie Mae .........................................    2,165       146,008
  Freddie Mac ........................................    1,073        54,476
                                                                   ----------
                                                                      200,484
                                                                   ----------
TOBACCO--1.6%
  Altria Group, Inc. .................................    2,010        91,334
                                                                   ----------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
  Sprint Corp. (PCS Group) (b) .......................    1,040         5,980
                                                                   ----------
TOTAL COMMON STOCKS
  (Identified cost $4,805,532) ................................     5,141,706
                                                                   ----------
FOREIGN COMMON STOCKS--7.9%
AUTOMOBILE MANUFACTURERS--0.5%
  Bayerische Motoren Werke AG (Germany) ..............      765        29,385
                                                                   ----------
HOUSEHOLD PRODUCTS--0.1%
  Reckitt Benckiser plc (United Kingdom) .............      340         6,239
                                                                   ----------
INTEGRATED OIL & GAS--0.9%
  BP plc ADR (United Kingdom) ........................      591        24,834
  Total SA ADR (France) ..............................      360        27,288
                                                                   ----------
                                                                       52,122
                                                                   ----------
IT CONSULTING & OTHER SERVICES--0.7%
  Accenture Ltd. Class A (Bermuda) (b) ...............    2,280        41,245
                                                                   ----------
OIL & GAS EXPLORATION & PRODUCTION--1.1%
  EnCana Corp. (Canada) (c) ..........................      660        25,113
  EnCana Corp. (Canada) ..............................      985        37,794
                                                                   ----------
                                                                       62,907
                                                                   ----------
PACKAGED FOODS & MEATS--0.7%
  Nestle SA Registered Shares (Switzerland) ..........      111        22,904
  Unilever NV NY Registered Shares (Netherlands) .....      300        16,200
                                                                   ----------
                                                                       39,104
                                                                   ----------
PHARMACEUTICALS--1.9%
  AstraZeneca plc (United Kingdom) ...................      110         4,411
  AstraZeneca plc ADR (United Kingdom) ...............      725        29,558
  Novartis AG Registered Shares (Switzerland) ........    1,820        72,019
                                                                   ----------
                                                                      105,988
                                                                   ----------
PROPERTY & CASUALTY INSURANCE--0.4%
  XL Capital Ltd. Class A (Bermuda) ..................      260        21,580
                                                                   ----------
PUBLISHING & PRINTING--0.5%
  Reed Elsevier plc (United Kingdom) .................    3,360        27,959
                                                                   ----------
RAILROADS--0.6%
  Canadian National Railway Co. (Canada) .............      669        32,286
                                                                   ----------
SEMICONDUCTORS--0.3%
  STMicroelectronics NV Registered Shares (Switzerland)     861        17,900
                                                                   ----------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
  Vodafone Group plc ADR (United Kingdom) ............      463         9,098
                                                                   ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $411,817) ..................................       445,813
                                                                   ----------


                                                         SHARES      VALUE
                                                         ------    ----------
FOREIGN PREFERRED STOCKS--0.2%
AUTOMOBILE MANUFACTURERS--0.2%
  Porsche AG Pfd. (Germany) ..........................       30    $   12,712
                                                                   ----------
TOTAL FOREIGN PREFERRED STOCKS
  (Identified cost $13,187) ...................................        12,712
                                                                   ----------
TOTAL INVESTMENTS--99.0%
  (Identified cost $5,230,536) ................................     5,600,231(a)
  Other assets and liabilities, net--1.0% .....................        55,853
                                                                   ----------
NET ASSETS--100.0% ............................................    $5,656,084
                                                                   ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $507,851 and gross depreciation of $298,103 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $5,390,483.
(b) Non-income producing.
(c) Security priced from Toronto Exchange.

                        See Notes to Financial Statements

                       PHOENIX-MFS INVESTORS TRUST SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $5,230,536) ........................................    $5,600,231
Cash ...............................................................................................        12,675
Foreign currency at value (Identified cost $5,370) .................................................         5,340
Receivables
  Investment securities sold .......................................................................       140,044
  Fund shares sold .................................................................................        10,737
  Receivable from adviser ..........................................................................        10,065
  Dividends and interest ...........................................................................         5,595
  Tax reclaim ......................................................................................           476
Prepaid expenses ...................................................................................             2
                                                                                                        ----------
    Total assets ...................................................................................     5,785,165
                                                                                                        ----------
LIABILITIES
Payables
  Investment securities purchased ..................................................................        73,526
  Fund shares repurchased ..........................................................................           925
  Professional fee .................................................................................        30,505
  Printing fee .....................................................................................        14,227
  Trustees' fee ....................................................................................         3,506
  Financial agent fee ..............................................................................         3,479
  Administration fee ...............................................................................           354
Accrued expenses ...................................................................................         2,559
                                                                                                        ----------
    Total liabilities ..............................................................................       129,081
                                                                                                        ----------
NET ASSETS .........................................................................................    $5,656,084
                                                                                                        ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $5,921,720
  Undistributed net investment income ..............................................................        13,867
  Accumulated net realized loss ....................................................................      (649,329)
  Net unrealized appreciation ......................................................................       369,826
                                                                                                        ----------
NET ASSETS .........................................................................................    $5,656,084
                                                                                                        ==========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................       631,423
                                                                                                        ==========
Net asset value and offering price per share .......................................................         $8.96
                                                                                                             =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................      $ 38,974
  Interest .........................................................................................         1,389
  Foreign taxes withheld ...........................................................................          (548)
                                                                                                          --------
    Total investment income ........................................................................        39,815
                                                                                                          --------
EXPENSES
  Investment advisory fee ..........................................................................        17,812
  Financial agent fee ..............................................................................        19,503
  Administration fee ...............................................................................         1,829
  Custodian ........................................................................................        31,724
  Professional .....................................................................................        20,965
  Trustees .........................................................................................         3,109
  Miscellaneous ....................................................................................         6,330
                                                                                                          --------
    Total expenses .................................................................................       101,272
    Less expenses borne by investment adviser ......................................................       (77,520)
    Custodian fees paid indirectly .................................................................            (2)
                                                                                                          --------
    Net expenses ...................................................................................        23,750
                                                                                                          --------
NET INVESTMENT INCOME ..............................................................................        16,065
                                                                                                          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................      (145,373)
  Net realized loss on foreign currency transactions ...............................................          (419)
  Net change in unrealized appreciation (depreciation) on investments ..............................       583,329
  Net change in unrealized appreciation (depreciation) on foreign currency and foreign
    currency transactions ..........................................................................           131
                                                                                                          --------
NET GAIN ON INVESTMENTS ............................................................................       437,668
                                                                                                          --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................      $453,733
                                                                                                          ========

                        See Notes to Financial Statements

                       PHOENIX-MFS INVESTORS TRUST SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/03      YEAR ENDED
                                                                                                     (UNAUDITED)     12/31/02
                                                                                                     -----------    ----------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $   16,065     $   19,847
  Net realized gain (loss) ......................................................................      (145,792)      (503,378)
  Net change in unrealized appreciation (depreciation) ..........................................       583,460       (336,548)
                                                                                                     ----------     ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................       453,733       (820,079)
                                                                                                     ----------     ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................................................................        (6,316)       (19,894)
  Net realized short-term gains .................................................................            --         (5,103)
                                                                                                     ----------     ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....................................        (6,316)       (24,997)
                                                                                                     ----------     ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (166,180 and 214,975 shares, respectively) ......................     1,389,592      1,898,360
  Net asset value of shares issued from reinvestment of distributions
    (698 and 2,946 shares, respectively) ........................................................         6,316         24,997
  Cost of shares repurchased (47,488 and 32,117 shares, respectively) ...........................      (387,826)      (278,591)
                                                                                                     ----------     ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................     1,008,082      1,644,766
                                                                                                     ----------     ----------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................     1,455,499        799,690
NET ASSETS
  Beginning of period ...........................................................................     4,200,585      3,400,895
                                                                                                     ----------     ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $13,867 AND $4,118,
    RESPECTIVELY) ...............................................................................    $5,656,084     $4,200,585
                                                                                                     ==========     ==========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    SIX MONTHS
                                                                                       ENDED                    FROM INCEPTION
                                                                                      6/30/03      YEAR ENDED     10/29/01 TO
                                                                                    (UNAUDITED)     12/31/02       12/31/01
                                                                                    -----------    ----------   --------------
Net asset value, beginning of period .............................................     $ 8.20        $10.42          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...................................................       0.02          0.04            0.01
  Net realized and unrealized gain (loss) ........................................       0.75         (2.21)           0.41
                                                                                       ------        ------          ------
    TOTAL FROM INVESTMENT OPERATIONS .............................................       0.77         (2.17)           0.42
                                                                                       ------        ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...........................................      (0.01)        (0.04)             --
  Distributions from net realized gains ..........................................         --         (0.01)             --
                                                                                       ------        ------          ------
    TOTAL DISTRIBUTIONS ..........................................................      (0.01)        (0.05)             --
                                                                                       ------        ------          ------
CHANGE IN NET ASSET VALUE ........................................................       0.76         (2.22)           0.42
                                                                                       ------        ------          ------
NET ASSET VALUE, END OF PERIOD ...................................................     $ 8.96        $ 8.20          $10.42
                                                                                       ======        ======          ======
Total return .....................................................................       9.31%(3)    (20.79)%          4.25%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ..........................................     $5,656        $4,201          $3,401
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ..........................................................       1.00%(2)(4)   0.98%(4)        0.95%(2)(4)
  Net investment income ..........................................................       0.68%(2)      0.55%           0.65%(2)
Portfolio turnover ...............................................................         43%(3)        85%              4%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 4.26%, 5.48% and 7.34% for the periods ended June 30, 2003, December 31, 2002 and 2001, respectively.
(2) Annualized.
(3) Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                            PHOENIX-MFS VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES      VALUE
                                                         ------   -----------
COMMON STOCKS--86.6%
AEROSPACE & DEFENSE--0.9%
  Northrop Grumman Corp. .............................    2,560   $   220,902
                                                                  -----------
AGRICULTURAL PRODUCTS--1.4%
  Archer Daniels Midland Co. .........................   28,370       365,122
                                                                  -----------
ALUMINUM--1.0%
  Alcoa, Inc. ........................................   10,520       268,260
                                                                  -----------
ASSET MANAGEMENT & CUSTODY BANKS--2.0%
  Mellon Financial Corp. .............................   19,130       530,858
                                                                  -----------
BROADCASTING & CABLE TV--0.8%
  Cox Communications, Inc. Class A (b) ...............    6,100       194,590
                                                                  -----------
COMMODITY CHEMICALS--0.2%
  Lyondell Chemical Co. ..............................    3,770        51,008
                                                                  -----------
COMMUNICATIONS EQUIPMENT--0.7%
  Motorola, Inc. .....................................   19,300       181,999
                                                                  -----------
COMPUTER HARDWARE--0.4%
  International Business Machines Corp. ..............    1,380       113,850
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.3%
  Caterpillar, Inc. ..................................    2,370       131,914
  Deere & Co. ........................................   10,250       468,425
                                                                  -----------
                                                                      600,339
                                                                  -----------
CONSUMER FINANCE--0.2%
  American Express Co. ...............................    1,440        60,206
                                                                  -----------
DIVERSIFIED BANKS--6.2%
  Bank of America Corp. ..............................    9,250       731,027
  Bank One Corp. .....................................    4,610       171,400
  FleetBoston Financial Corp. ........................   17,200       511,012
  Wachovia Corp. .....................................    5,030       200,999
                                                                  -----------
                                                                    1,614,438
                                                                  -----------
DIVERSIFIED CHEMICALS--2.4%
  Dow Chemical Co. (The) .............................    8,250       255,420
  PPG Industries, Inc. ...............................    7,160       363,298
                                                                  -----------
                                                                      618,718
                                                                  -----------
DIVERSIFIED METALS & MINING--0.6%
  Phelps Dodge Corp. (b) .............................    3,820       146,459
                                                                  -----------
ELECTRIC UTILITIES--2.3%
  FPL Group, Inc. ....................................    1,790       119,661
  NSTAR ..............................................    4,610       209,986
  PPL Corp. ..........................................    3,170       136,310
  TXU Corp. ..........................................    6,040       135,598
                                                                  -----------
                                                                      601,555
                                                                  -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
  Emerson Electric Co. ...............................    3,300       168,630
                                                                  -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.5%
  Waters Corp. (b) ...................................    4,100       119,433
                                                                  -----------
FOOD RETAIL--1.3%
  Kroger Co. (The) (b) ...............................   12,330       205,664
  Safeway, Inc. (b) ..................................    6,900       141,174
                                                                  -----------
                                                                      346,838
                                                                  -----------
GAS UTILITIES--0.7%
  KeySpan Corp. ......................................    3,040       107,768
  WGL Holdings, Inc. .................................    2,330        62,211
                                                                  -----------
                                                                      169,979
                                                                  -----------


                                                         SHARES      VALUE
                                                         ------   -----------
HEALTH CARE EQUIPMENT--0.3%
  Guidant Corp. ......................................    1,900   $    84,341
                                                                  -----------
HOTELS, RESORTS & CRUISE LINES--0.4%
  Starwood Hotels & Resorts Worldwide, Inc. ..........    4,030       115,218
                                                                  -----------
HOUSEHOLD PRODUCTS--2.3%
  Kimberly-Clark Corp. ...............................    7,150       372,801
  Procter & Gamble Co. (The) .........................    2,620       233,652
                                                                  -----------
                                                                      606,453
                                                                  -----------
INDUSTRIAL CONGLOMERATES--0.2%
  3M Co. .............................................      360        46,433
                                                                  -----------
INDUSTRIAL GASES--1.4%
  Air Products and Chemicals, Inc. ...................    6,830       284,128
  Praxair, Inc. ......................................    1,270        76,327
                                                                  -----------
                                                                      360,455
                                                                  -----------
INTEGRATED OIL & GAS--5.7%
  ChevronTexaco Corp. ................................    3,200       231,040
  ConocoPhillips .....................................    8,770       480,596
  Exxon Mobil Corp. ..................................   21,470       770,988
                                                                  -----------
                                                                    1,482,624
                                                                  -----------
INTEGRATED TELECOMMUNICATION SERVICES--4.9%
  AT&T Corp. .........................................    2,552        49,126
  BellSouth Corp. ....................................   22,850       608,495
  SBC Communications, Inc. ...........................   15,360       392,448
  Verizon Communications, Inc. .......................    5,510       217,370
                                                                  -----------
                                                                    1,267,439
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--3.3%
  Goldman Sachs Group, Inc. (The) ....................    6,520       546,050
  Merrill Lynch & Co., Inc. ..........................    6,450       301,086
                                                                  -----------
                                                                      847,136
                                                                  -----------
LIFE & HEALTH INSURANCE--1.3%
  MetLife, Inc. ......................................   11,770       333,326
                                                                  -----------
MOVIES & ENTERTAINMENT--2.2%
  AOL Time Warner, Inc. (b) ..........................   11,470       184,552
  Viacom, Inc. Class B (b) ...........................    8,640       377,223
                                                                  -----------
                                                                      561,775
                                                                  -----------
MULTI-LINE INSURANCE--0.8%
  Hartford Financial Services Group, Inc. (The) ......    4,320       217,555
                                                                  -----------
MULTI-UTILITIES & UNREGULATED POWER--1.4%
  Energy East Corp. ..................................    7,360       152,794
  Equitable Resources, Inc. ..........................    1,250        50,925
  National Fuel Gas Co. ..............................    5,990       156,039
                                                                  -----------
                                                                      359,758
                                                                  -----------
OIL & GAS DRILLING--0.9%
  Noble Corp. (b) ....................................    6,900       236,670
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--1.9%
  Baker Hughes, Inc. .................................    4,560       153,079
  Schlumberger Ltd. ..................................    7,240       344,407
                                                                  -----------
                                                                      497,486
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--1.3%
  Devon Energy Corp. .................................    3,270       174,618
  Unocal Corp. .......................................    5,670       162,672
                                                                  -----------
                                                                      337,290
                                                                  -----------

                        See Notes to Financial Statements

                            PHOENIX-MFS VALUE SERIES

                                                         SHARES      VALUE
                                                         ------   -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.5%
  Citigroup, Inc. ....................................   21,260   $   909,928
                                                                  -----------
PACKAGED FOODS & MEATS--3.1%
  Heinz (H.J.) Co. ...................................    5,220       172,155
  Kellogg Co. ........................................   16,980       583,603
  Tyson Foods, Inc. Class A ..........................    4,900        52,038
                                                                  -----------
                                                                      807,796
                                                                  -----------
PAPER PACKAGING--0.4%
  Smurfit-Stone Container Corp. (b) ..................    8,390       109,322
                                                                  -----------
PAPER PRODUCTS--1.5%
  Bowater, Inc. ......................................    2,950       110,477
  International Paper Co. ............................    7,960       284,411
                                                                  -----------
                                                                      394,888
                                                                  -----------
PHARMACEUTICALS--6.1%
  Abbott Laboratories ................................    7,120       311,571
  Johnson & Johnson ..................................    5,860       302,962
  Pfizer, Inc. .......................................   17,780       607,187
  Schering-Plough Corp. ..............................   19,490       362,514
                                                                  -----------
                                                                    1,584,234
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--3.7%
  Allstate Corp. (The) ...............................   10,450       372,542
  Chubb Corp. (The) ..................................    3,380       202,800
  St. Paul Cos., Inc. (The) ..........................    3,430       125,229
  Travelers Property Casualty Corp. Class A ..........   15,855       252,095
                                                                  -----------
                                                                      952,666
                                                                  -----------
PUBLISHING & PRINTING--2.6%
  Gannett Co., Inc. ..................................    4,460       342,573
  Tribune Co. ........................................    6,770       326,991
                                                                  -----------
                                                                      669,564
                                                                  -----------
RAILROADS--1.0%
  Union Pacific Corp. ................................    4,230       245,425
                                                                  -----------
REGIONAL BANKS--3.6%
  National City Corp. ................................    7,780       254,484
  SouthTrust Corp. ...................................    6,330       172,176
  SunTrust Banks, Inc. ...............................    8,760       519,818
                                                                  -----------
                                                                      946,478
                                                                  -----------
SEMICONDUCTOR EQUIPMENT--0.2%
  Novellus Systems, Inc. (b) .........................    1,700        62,256
                                                                  -----------
SEMICONDUCTORS--1.1%
  Intel Corp. ........................................    7,910       164,402
  Texas Instruments, Inc. ............................    7,450       131,120
                                                                  -----------
                                                                      295,522
                                                                  -----------
SOFT DRINKS--1.3%
  PepsiCo, Inc. ......................................    7,540       335,530
                                                                  -----------
SYSTEMS SOFTWARE--0.8%
  Microsoft Corp. ....................................    7,900       202,319
                                                                  -----------
THRIFTS & MORTGAGE FINANCE--2.1%
  Fannie Mae .........................................    8,090       545,590
                                                                  -----------
TOBACCO--2.7%
  Altria Group, Inc. .................................   15,330       696,595
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $21,274,308) ...............................    22,485,256
                                                                  -----------


                                                         SHARES      VALUE
                                                         ------   -----------
FOREIGN COMMON STOCKS--7.8%
BREWERS--0.5%
  Diageo plc (United Kingdom) ........................   10,600   $   113,172
                                                                  -----------
DIVERSIFIED METALS & MINING--0.5%
  Rio Tinto plc (United Kingdom) .....................    6,700       126,040
                                                                  -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.3%
  Syngenta AG (Switzerland) ..........................    6,760       338,863
                                                                  -----------
INTEGRATED OIL & GAS--3.0%
  BP plc ADR (United Kingdom) ........................   13,690       575,254
  Total SA ADR (France) ..............................    2,790       211,482
                                                                  -----------
                                                                      786,736
                                                                  -----------
PHARMACEUTICALS--1.2%
  Novartis AG Registered Shares (Switzerland) ........    8,060       318,939
                                                                  -----------
PUBLISHING & PRINTING--1.3%
  Reed Elsevier plc (United Kingdom) .................   40,890       340,244
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,046,686) ................................     2,023,994
                                                                  -----------
CONVERTIBLE PREFERRED STOCKS--1.0%
AEROSPACE & DEFENSE--0.1%
  Northrop Grumman Corp. Cv. Pfd. 7.25% ..............      380        38,665
                                                                  -----------
COMMUNICATIONS EQUIPMENT--0.4%
  Motorola, Inc. Cv. Pfd. 7% .........................    3,110       101,386
                                                                  -----------
ELECTRIC UTILITIES--0.2%
  TXU Corp. Series C Cv. Pfd. 8.75% ..................    1,700        56,270
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--0.3%
  Chubb Corp. Cv. Pfd. 7% ............................      730        19,016
  Travelers Property Casualty Corp. Cv. Pfd. 4.50% ...    2,010        48,240
                                                                  -----------
                                                                       67,256
                                                                  -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified cost $315,839) ..................................       263,577
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--95.4%
  (Identified cost $23,636,833) ...............................    24,772,827
                                                                  -----------


                                                          PAR
                                                         VALUE
                                                         (000)
                                                         ------
SHORT-TERM OBLIGATIONS--4.4%
FEDERAL AGENCY SECURITIES--4.4%
  FHLB Discount Note 0.95%, 7/1/03 ...................   $1,145     1,145,000
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,145,000) ................................     1,145,000
                                                                  -----------
TOTAL INVESTMENTS--99.8%
  (Identified cost $24,781,833) ...............................    25,917,827(a)
  Other assets and liabilities, net--0.2% .....................        53,544
                                                                  -----------
NET ASSETS--100.0% ............................................   $25,971,371
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,791,084 and gross depreciation of $829,920 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $24,956,663.
(b) Non-income producing.

                        See Notes to Financial Statements

                            PHOENIX-MFS VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $24,781,833) .......................................    $25,917,827
Cash ...............................................................................................             76
Receivables
  Investment securities sold .......................................................................        113,410
  Fund shares sold .................................................................................         88,033
  Dividends and interest ...........................................................................         46,082
Prepaid expenses ...................................................................................              9
                                                                                                        -----------
    Total assets ...................................................................................     26,165,437
                                                                                                        -----------
LIABILITIES
Payables
  Investment securities purchased ..................................................................        112,854
  Fund shares repurchased ..........................................................................         17,097
  Professional fee .................................................................................         30,506
  Printing fee .....................................................................................         19,361
  Financial agent fee ..............................................................................          4,455
  Trustees' fee ....................................................................................          3,506
  Investment advisory fee ..........................................................................          2,419
  Administration fee ...............................................................................          1,638
Accrued expenses ...................................................................................          2,230
                                                                                                        -----------
    Total liabilities ..............................................................................        194,066
                                                                                                        -----------
NET ASSETS .........................................................................................    $25,971,371
                                                                                                        ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $25,840,690
  Undistributed net investment income ..............................................................        123,456
  Accumulated net realized loss ....................................................................     (1,129,402)
  Net unrealized appreciation ......................................................................      1,136,627
                                                                                                        -----------
NET ASSETS .........................................................................................    $25,971,371
                                                                                                        ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................      2,691,844
                                                                                                        ===========
Net asset value and offering price per share .......................................................          $9.65
                                                                                                              =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................     $  270,256
  Interest .........................................................................................          5,763
  Foreign taxes withheld ...........................................................................         (3,997)
                                                                                                         ----------
    Total investment income ........................................................................        272,022
                                                                                                         ----------
EXPENSES
  Investment advisory fee ..........................................................................         79,052
  Financial agent fee ..............................................................................         24,675
  Administration fee ...............................................................................          8,116
  Custodian ........................................................................................         38,630
  Professional .....................................................................................         20,916
  Printing .........................................................................................          3,250
  Trustees .........................................................................................          2,646
  Miscellaneous ....................................................................................          6,451
                                                                                                         ----------
    Total expenses .................................................................................        183,736
    Less expenses borne by investment adviser ......................................................        (78,330)
    Custodian fees paid indirectly .................................................................             (4)
                                                                                                         ----------
    Net expenses ...................................................................................        105,402
                                                                                                         ----------
NET INVESTMENT INCOME ..............................................................................        166,620
                                                                                                         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................       (317,985)
  Net realized gain on foreign currency transactions ...............................................            167
  Net change in unrealized appreciation (depreciation) on investments ..............................      1,955,788
  Net change in unrealized appreciation (depreciation) on foreign currency and foreign
    currency transactions ..........................................................................            258
                                                                                                         ----------
NET GAIN ON INVESTMENTS ............................................................................      1,638,228
                                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................     $1,804,848
                                                                                                         ==========

                        See Notes to Financial Statements

                            PHOENIX-MFS VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/03       YEAR ENDED
                                                                                                     (UNAUDITED)      12/31/02
                                                                                                     -----------    -----------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $   166,620    $   154,000
  Net realized gain (loss) ......................................................................       (317,818)      (811,215)
  Net change in unrealized appreciation (depreciation) ..........................................      1,956,046     (1,002,303)
                                                                                                     -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................      1,804,848     (1,659,518)
                                                                                                     -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................................................................        (53,498)      (143,119)
  Net realized short-term gains .................................................................             --        (10,444)
  Net realized long-term gains ..................................................................             --           (144)
                                                                                                     -----------    -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....................................        (53,498)      (153,707)
                                                                                                     -----------    -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (979,151 and 1,709,473 shares, respectively) ....................      8,798,748     16,616,339
  Net asset value of shares issued from reinvestment of distributions (5,490 and 16,893 shares,
    respectively) ...............................................................................         53,498        153,707
  Cost of shares repurchased (197,509 and 266,319 shares, respectively) .........................     (1,783,677)    (2,498,274)
                                                                                                     -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................      7,068,569     14,271,772
                                                                                                     -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................      8,819,919     12,458,547
NET ASSETS
  Beginning of period ...........................................................................     17,151,452      4,692,905
                                                                                                     -----------    -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $123,456 AND $10,334,
    RESPECTIVELY) ...............................................................................    $25,971,371    $17,151,452
                                                                                                     ===========    ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     SIX MONTHS
                                                                                        ENDED                   FROM INCEPTION
                                                                                       6/30/03     YEAR ENDED     10/29/01 TO
                                                                                     (UNAUDITED)    12/31/02       12/31/01
                                                                                     -----------   ----------   --------------
Net asset value, beginning of period .............................................     $ 9.00        $10.55          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...................................................       0.06          0.09            0.02
  Net realized and unrealized gain (loss) ........................................       0.61         (1.55)           0.55
                                                                                       ------        ------          ------
    TOTAL FROM INVESTMENT OPERATIONS .............................................       0.67         (1.46)           0.57
                                                                                       ------        ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...........................................      (0.02)        (0.08)          (0.02)
  Distributions from net realized gains ..........................................         --         (0.01)             --(5)
                                                                                       ------        ------          ------
    TOTAL DISTRIBUTIONS ..........................................................      (0.02)        (0.09)          (0.02)
                                                                                       ------        ------          ------
CHANGE IN NET ASSET VALUE ........................................................       0.65         (1.55)           0.55
                                                                                       ------        ------          ------
NET ASSET VALUE, END OF PERIOD ...................................................     $ 9.65        $ 9.00          $10.55
                                                                                       ======        ======          ======
Total return .....................................................................       7.37%(3)    (13.84)%          5.73%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ..........................................    $25,971       $17,151          $4,693
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ..........................................................       1.00%(2)(4)   0.99%(4)        0.95%(2)(4)
  Net investment income ..........................................................       1.58%(2)      1.47%           1.33%(2)
Portfolio turnover ...............................................................         28%(3)        48%              9%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.74%, 2.59% and 6.43% for the periods ended June 30, 2003, December 31, 2002 and 2001, respectively.
(2) Annualized.
(3) Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) Amount is less than $0.01.

                        See Notes to Financial Statements

                         PHOENIX-NORTHERN DOW 30 SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES      VALUE
                                                         ------   -----------
COMMON STOCKS--95.5%
AEROSPACE & DEFENSE--9.8%
  Boeing Co. (The) ...................................   17,466   $   599,433
  Honeywell International, Inc. ......................   17,466       468,962
  United Technologies Corp. ..........................   17,466     1,237,117
                                                                  -----------
                                                                    2,305,512
                                                                  -----------
ALUMINUM--1.9%
  Alcoa, Inc. ........................................   17,466       445,383
                                                                  -----------
AUTOMOBILE MANUFACTURERS--2.7%
  General Motors Corp. ...............................   17,466       628,776
                                                                  -----------
COMPUTER HARDWARE--7.7%
  Hewlett-Packard Co. ................................   17,466       372,026
  International Business Machines Corp. (b) ..........   17,466     1,440,945
                                                                  -----------
                                                                    1,812,971
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--4.1%
  Caterpillar, Inc. ..................................   17,466       972,158
                                                                  -----------
CONSUMER FINANCE--3.1%
  American Express Co. ...............................   17,466       730,253
                                                                  -----------
DIVERSIFIED CAPITAL MARKETS--2.5%
  J.P. Morgan Chase & Co. ............................   17,466       596,988
                                                                  -----------
DIVERSIFIED CHEMICALS--3.1%
  Du Pont (E.I.) de Nemours & Co. ....................   17,466       727,284
                                                                  -----------
HOME IMPROVEMENT RETAIL--2.5%
  Home Depot, Inc. (The) .............................   17,466       578,474
                                                                  -----------
HOUSEHOLD PRODUCTS--6.6%
  Procter & Gamble Co. (The) .........................   17,466     1,557,618
                                                                  -----------
HYPERMARKETS & SUPER CENTERS--4.0%
  Wal-Mart Stores, Inc. ..............................   17,466       937,400
                                                                  -----------
INDUSTRIAL CONGLOMERATES--11.7%
  3M Co. .............................................   17,466     2,252,765
  General Electric Co. ...............................   17,466       500,925
                                                                  -----------
                                                                    2,753,690
                                                                  -----------
INTEGRATED OIL & GAS--2.7%
  Exxon Mobil Corp. ..................................   17,466       627,204
                                                                  -----------
INTEGRATED TELECOMMUNICATION SERVICES--3.3%
  AT&T Corp. .........................................   17,466       336,221
  SBC Communications, Inc. ...........................   17,466       446,256
                                                                  -----------
                                                                      782,477
                                                                  -----------
MOVIES & ENTERTAINMENT--1.5%
  Walt Disney Co. (The) ..............................   17,466       344,953
                                                                  -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.2%
  Citigroup, Inc. ....................................   17,466       747,545
                                                                  -----------
PAPER PRODUCTS--2.7%
  International Paper Co. ............................   17,466       624,060
                                                                  -----------
PHARMACEUTICALS--8.4%
  Johnson & Johnson ..................................   17,466       902,992
  Merck & Co., Inc. ..................................   17,466     1,057,567
                                                                  -----------
                                                                    1,960,559
                                                                  -----------


                                                         SHARES      VALUE
                                                         ------   -----------
PHOTOGRAPHIC PRODUCTS--2.0%
  Eastman Kodak Co. ..................................   17,466   $   477,695
                                                                  -----------
RESTAURANTS--1.6%
  McDonald's Corp. ...................................   17,466       385,300
                                                                  -----------
SEMICONDUCTORS--1.6%
  Intel Corp. ........................................   17,466       363,013
                                                                  -----------
SOFT DRINKS--3.5%
  Coca-Cola Co. (The) ................................   17,466       810,597
                                                                  -----------
SYSTEMS SOFTWARE--1.9%
  Microsoft Corp. ....................................   17,466       447,304
                                                                  -----------
TOBACCO--3.4%
  Altria Group, Inc. .................................   17,466       793,655
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $24,937,772) ...............................    22,410,869
                                                                  -----------
EXCHANGE TRADED FUNDS--2.5%
  DIAMONDS Trust, Series I ...........................    6,550       588,911
                                                                  -----------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $587,380) ..................................       588,911
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--98.0%
  (Identified cost $25,525,152) ...............................    22,999,780
                                                                  -----------


                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)
                                               --------   -----
SHORT-TERM OBLIGATIONS--1.9%
U.S. TREASURY BILLS--0.2%
  U.S. Treasury Bill 0.80%, 10/16/03 (b) ......    AAA     $ 35        34,908
                                                                  -----------
REPURCHASE AGREEMENTS--1.7%
  State Street Bank & Trust Co. repurchase
    agreement 0.05% dated 6/30/03 due 7/1/03,
    repurchase price $410,001, collateralized by
    U.S. Treasury Bond 8.125% 5/15/21,
    market value $424,714. ....................             410       410,000
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $444,918) ..................................       444,908
                                                                  -----------
TOTAL INVESTMENTS--99.9%
  (Identified cost $25,970,070) ...............................    23,444,688(a)
  Other assets and liabilities, net--0.1% .....................        13,069
                                                                  -----------
NET ASSETS--100.0% ............................................   $23,457,757
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,509,871 and gross depreciation of $4,515,260 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $26,450,077.
(b) All or a portion segregated as collateral for futures contracts.

                        See Notes to Financial Statements

                         PHOENIX-NORTHERN DOW 30 SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $25,970,070) .......................................    $23,444,688
Cash ...............................................................................................          4,146
Receivables
  Dividends and interest ...........................................................................         47,815
  Fund shares sold .................................................................................         45,579
  Investment securities sold .......................................................................         18,413
  Receivable from adviser ..........................................................................          4,423
Prepaid expenses ...................................................................................          4,177
                                                                                                        -----------
    Total assets ...................................................................................     23,569,241
                                                                                                        -----------
LIABILITIES
Payables
  Investment securities purchased ..................................................................         13,776
  Fund shares repurchased ..........................................................................         10,695
  Professional fee .................................................................................         29,205
  Printing fee .....................................................................................         25,876
  Financial agent fee ..............................................................................          4,368
  Variation margin for future contracts ............................................................          4,260
  Trustees' fee ....................................................................................          3,506
  Administration fee ...............................................................................          1,478
Accrued expenses ...................................................................................         18,320
                                                                                                        -----------
    Total liabilities ..............................................................................        111,484
                                                                                                        -----------
NET ASSETS .........................................................................................    $23,457,757
                                                                                                        ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $27,517,978
  Undistributed net investment income ..............................................................         52,505
  Accumulated net realized loss ....................................................................     (1,579,884)
  Net unrealized depreciation ......................................................................     (2,532,842)
                                                                                                        -----------
NET ASSETS .........................................................................................    $23,457,757
                                                                                                        ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................      3,017,673
                                                                                                        ===========
Net asset value and offering price per share .......................................................          $7.77
                                                                                                              =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................     $  245,153
  Interest .........................................................................................            284
                                                                                                         ----------
    Total investment income ........................................................................        245,437
                                                                                                         ----------
EXPENSES
  Investment advisory fee ..........................................................................         36,553
  Financial agent fee ..............................................................................         24,620
  Administration fee ...............................................................................          8,042
  Professional .....................................................................................         13,412
  Printing .........................................................................................          9,173
  Custodian ........................................................................................          8,878
  Trustees .........................................................................................          2,646
  Miscellaneous ....................................................................................         22,400
                                                                                                         ----------
    Total expenses .................................................................................        125,724
    Less expenses borne by investment adviser ......................................................        (63,060)
    Custodian fees paid indirectly .................................................................             (1)
                                                                                                         ----------
    Net expenses ...................................................................................         62,663
                                                                                                         ----------
NET INVESTMENT INCOME ..............................................................................        182,774
                                                                                                         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................       (308,850)
  Net realized gain on futures contracts ...........................................................         14,538
  Net change in unrealized appreciation (depreciation) on investments ..............................      1,907,657
  Net change in unrealized appreciation (depreciation) on futures ..................................         (1,300)
                                                                                                         ----------
NET GAIN ON INVESTMENTS ............................................................................      1,612,045
                                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................     $1,794,819
                                                                                                         ==========

                        See Notes to Financial Statements

                         PHOENIX-NORTHERN DOW 30 SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/03       YEAR ENDED
                                                                                                     (UNAUDITED)      12/31/02
                                                                                                     -----------    -----------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $   182,774    $   316,530
  Net realized gain (loss) ......................................................................       (294,312)    (1,198,055)
  Net change in unrealized appreciation (depreciation) ..........................................      1,906,357     (2,824,725)
                                                                                                     -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................      1,794,819     (3,706,250)
                                                                                                     -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................................................................       (176,664)      (277,525)
  Net realized short-term gains .................................................................             --        (20,714)
  Net realized long-term gains ..................................................................             --        (21,852)
                                                                                                     -----------    -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....................................       (176,664)      (320,091)
                                                                                                     -----------    -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (653,651 and 1,385,447 shares, respectively) ....................      4,788,109     11,099,442
  Net asset value of shares issued from reinvestment of distributions (23,264 and 42,786 shares,
    respectively) ...............................................................................        176,664        320,091
  Cost of shares repurchased (442,668 and 1,377,314 shares, respectively) .......................     (3,195,032)   (11,007,664)
                                                                                                     -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................      1,769,741        411,869
                                                                                                     -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................      3,387,896     (3,614,472)
NET ASSETS
  Beginning of period ...........................................................................     20,069,861     23,684,333
                                                                                                     -----------    -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $52,505 AND $46,395,
    RESPECTIVELY) ...............................................................................    $23,457,757    $20,069,861
                                                                                                     ===========    ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                SIX MONTHS                 YEAR ENDED
                                                                   ENDED                  DECEMBER 31,          FROM INCEPTION
                                                                  6/30/03       ------------------------------    12/15/99 TO
                                                                (UNAUDITED)      2002        2001        2000       12/31/99
                                                                -----------     ------      ------      ------  --------------
Net asset value, beginning of period ........................     $ 7.21        $ 8.67      $ 9.46      $10.24       $10.00
INCOME FROM INVESTMENT OPERATIONS (4)
  Net investment income (loss) ..............................       0.06          0.11        0.11(6)     0.08         0.01
  Net realized and unrealized gain (loss) ...................       0.56         (1.45)      (0.66)      (0.65)        0.24
                                                                  ------        ------      ------      ------       ------
    TOTAL FROM INVESTMENT OPERATIONS ........................       0.62         (1.34)      (0.55)      (0.57)        0.25
                                                                  ------        ------      ------      ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income ......................      (0.06)        (0.10)      (0.10)      (0.08)       (0.01)
  Distributions from net realized gains .....................         --         (0.02)      (0.14)      (0.13)          --
                                                                  ------        ------      ------      ------       ------
    TOTAL DISTRIBUTIONS .....................................      (0.06)        (0.12)      (0.24)      (0.21)       (0.01)
                                                                  ------        ------      ------      ------       ------
CHANGE IN NET ASSET VALUE ...................................       0.56         (1.46)      (0.79)      (0.78)        0.24
                                                                  ------        ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD ..............................     $ 7.77        $ 7.21      $ 8.67      $ 9.46       $10.24
                                                                  ======        ======      ======      ======       ======
Total return ................................................       8.65%(2)    (15.50)%     (5.98)%     (5.56)%       2.52%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) .......................    $23,458       $20,070     $23,684     $15,503       $5,143
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) ....................................       0.60%(1)(5)   0.58%(5)    0.50%(5)    0.50%        0.50%(1)
  Net investment income .....................................       1.75%(1)      1.44%       1.29%       1.08%        2.75%(1)
Portfolio turnover ..........................................         11%(2)        40%         38%         93%           1%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.20%, 1.11%, 1.12%, 1.60% and 7.81% for the periods ended June 30, 2003, December 31, 2002, 2001, 2000 and 1999, respectively.
(4) Per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(6) Computed using average shares outstanding.

                       See Notes to Financial Statements

                  PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2003
                                  (UNAUDITED)

                                                         SHARES      VALUE
                                                         ------   -----------
COMMON STOCKS--95.1%
ADVERTISING--0.3%
  Lamar Advertising Co. (b) ..........................    1,148   $    40,421
                                                                  -----------
AIR FREIGHT & COURIERS--0.7%
  Expeditors International of Washington, Inc. .......    1,432        49,605
  Robinson (C.H.) Worldwide, Inc. ....................    1,165        41,427
                                                                  -----------
                                                                       91,032
                                                                  -----------
APPAREL RETAIL--0.3%
  Ross Stores, Inc. ..................................    1,060        45,304
                                                                  -----------
APPLICATION SOFTWARE--4.4%
  BEA Systems, Inc. (b) ..............................    5,201        56,483
  Citrix Systems, Inc. (b) ...........................    2,743        55,848
  Compuware Corp. (b) ................................    3,259        18,804
  Intuit, Inc. (b) ...................................    3,610       160,753
  Mercury Interactive Corp. (b) ......................    1,269        48,996
  PeopleSoft, Inc. (b) ...............................    6,247       109,885
  Siebel Systems, Inc. (b) ...........................    8,007        76,387
  Synopsys, Inc. (b) .................................      954        59,005
                                                                  -----------
                                                                      586,161
                                                                  -----------
AUTO PARTS & EQUIPMENT--0.3%
  Gentex Corp. (b) ...................................    1,105        33,824
                                                                  -----------
BIOTECHNOLOGY--11.4%
  Amgen, Inc. (b) ....................................    8,393       557,631
  Biogen, Inc. (b) ...................................    2,547        96,786
  Cephalon, Inc. (b) .................................      710        29,224
  Chiron Corp. (b) ...................................    3,641       159,184
  Genzyme Corp. (b) ..................................    3,778       157,920
  Gilead Sciences, Inc. (b) ..........................    2,751       152,901
  Human Genome Sciences, Inc. (b) ....................    1,792        22,794
  ICOS Corp. (b) .....................................      845        31,054
  IDEC Pharmaceuticals Corp. (b) .....................    2,354        80,036
  Invitrogen Corp. (b) ...............................      656        25,171
  MedImmune, Inc. (b) ................................    3,767       137,006
  Millennium Pharmaceuticals, Inc. (b) ...............    4,550        71,571
                                                                  -----------
                                                                    1,521,278
                                                                  -----------
BROADCASTING & CABLE TV--4.3%
  Comcast Corp. Class A (b) ..........................   13,255       400,036
  EchoStar Communications Corp. Class A (b) ..........    3,511       121,551
  PanAmSat Corp. (b) .................................    2,824        52,046
                                                                  -----------
                                                                      573,633
                                                                  -----------
CATALOG RETAIL--2.2%
  InterActiveCorp (b) ................................    7,294       288,624
                                                                  -----------
COMMUNICATIONS EQUIPMENT--10.0%
  ADC Telecommunications, Inc. (b) ...................   14,017        32,632
  Brocade Communications Systems, Inc. (b) ...........    3,634        21,404
  CIENA Corp. (b) ....................................    7,213        37,435
  Cisco Systems, Inc. (b) ............................   35,016       584,417
  Comverse Technology, Inc. (b) ......................    2,728        41,002
  JDS Uniphase Corp. (b) .............................   22,400        78,624
  Juniper Networks, Inc. (b) .........................    3,469        42,912
  QUALCOMM, Inc. .....................................   13,295       475,296
  Tellabs, Inc. (b) ..................................    3,282        21,563
                                                                  -----------
                                                                    1,335,285
                                                                  -----------
COMPUTER HARDWARE--4.9%
  Apple Computer, Inc. (b) ...........................    7,121       136,154
  Dell Computer Corp. (b) ............................   13,194       421,680
  Sun Microsystems, Inc. (b) .........................   19,618        90,243
                                                                  -----------
                                                                      648,077
                                                                  -----------


                                                         SHARES      VALUE
                                                         ------   -----------
COMPUTER STORAGE & PERIPHERALS--0.6%
  Network Appliance, Inc. (b) ........................    4,955   $    80,321
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.9%
  PACCAR, Inc. .......................................    1,820       122,959
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--2.0%
  Fiserv, Inc. (b) ...................................    3,377       120,255
  Paychex, Inc. ......................................    4,987       146,169
                                                                  -----------
                                                                      266,424
                                                                  -----------
DIVERSIFIED COMMERCIAL SERVICES--1.9%
  Apollo Group, Inc. Class A (b) .....................    2,474       152,794
  Cintas Corp. .......................................    2,856       101,217
                                                                  -----------
                                                                      254,011
                                                                  -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
  American Power Conversion Corp. (b) ................    2,759        43,013
                                                                  -----------
ELECTRONIC MANUFACTURING SERVICES--0.6%
  Molex, Inc. ........................................    1,373        37,057
  Sanmina-SCI Corp. (b) ..............................    7,602        47,969
                                                                  -----------
                                                                       85,026
                                                                  -----------
EMPLOYMENT SERVICES--0.3%
  Monster Worldwide, Inc. ............................    1,676        33,067
                                                                  -----------
FOOD RETAIL--0.3%
  Whole Foods Market, Inc. (b) .......................      814        38,689
                                                                  -----------
GENERAL MERCHANDISE STORES--0.4%
  Dollar Tree Stores, Inc. (b) .......................    1,536        48,737
                                                                  -----------
HEALTH CARE DISTRIBUTORS--0.5%
  Patterson Dental Co. (b) ...........................      911        41,341
  Schein (Henry), Inc. (b) ...........................      574        30,043
                                                                  -----------
                                                                       71,384
                                                                  -----------
HEALTH CARE EQUIPMENT--1.4%
  Biomet, Inc. .......................................    4,851       139,030
  DENTSPLY International, Inc. .......................    1,054        43,108
                                                                  -----------
                                                                      182,138
                                                                  -----------
HEALTH CARE SERVICES--0.8%
  Express Scripts, Inc. (b) ..........................      973        66,475
  Lincare Holdings, Inc. (b) .........................    1,410        44,429
                                                                  -----------
                                                                      110,904
                                                                  -----------
HOME ENTERTAINMENT SOFTWARE--1.1%
  Electronic Arts, Inc. (b) ..........................    2,050       151,679
                                                                  -----------
HYPERMARKETS & SUPER CENTERS--0.9%
  Costco Wholesale Corp. (b) .........................    3,355       122,793
                                                                  -----------
INTERNET RETAIL--3.6%
  Amazon.com, Inc. (b) ...............................    3,632       132,532
  eBay, Inc. (b) .....................................    3,307       344,523
                                                                  -----------
                                                                      477,055
                                                                  -----------
INTERNET SOFTWARE & SERVICES--1.3%
  VeriSign, Inc. (b) .................................    3,144        43,482
  Yahoo!, Inc. (b) ...................................    4,049       132,645
                                                                  -----------
                                                                      176,127
                                                                  -----------
MANAGED HEALTH CARE--0.3%
  First Health Group Corp. (b) .......................    1,383        38,171
                                                                  -----------
MOVIES & ENTERTAINMENT--0.4%
  Pixar, Inc. (b) ....................................      752        45,752
                                                                  -----------

                        See Notes to Financial Statements

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

                                                         SHARES      VALUE
                                                         ------   -----------
OIL & GAS DRILLING--0.3%
  Patterson-UTI Energy, Inc. (b) .....................    1,158   $    37,519
                                                                  -----------
PAPER PACKAGING--0.3%
  Smurfit-Stone Container Corp. (b) ..................    3,360        43,781
                                                                  -----------
RESTAURANTS--1.4%
  Starbucks Corp. (b) ................................    7,582       185,911
                                                                  -----------
SEMICONDUCTOR EQUIPMENT--3.1%
  Applied Materials, Inc. (b) ........................   11,969       189,828
  KLA-Tencor Corp. (b) ...............................    3,220       149,698
  Novellus Systems, Inc. (b) .........................    2,134        78,149
                                                                  -----------
                                                                      417,675
                                                                  -----------
SEMICONDUCTORS--12.1%
  Altera Corp. (b) ...................................    7,520       123,328
  Broadcom Corp. Class A (b) .........................    2,661        66,285
  Intel Corp. ........................................   31,950       664,049
  Linear Technology Corp. ............................    5,842       188,171
  Maxim Integrated Products, Inc. ....................    6,353       217,209
  Microchip Technology, Inc. .........................    2,366        58,275
  NVIDIA Corp. (b) ...................................    2,409        55,431
  QLogic Corp. (b) ...................................    1,336        64,569
  RF Micro Devices, Inc. (b) .........................    2,908        17,506
  Xilinx, Inc. (b) ...................................    6,250       158,187
                                                                  -----------
                                                                    1,613,010
                                                                  -----------
SPECIALTY CHEMICALS--0.4%
  Sigma-Aldrich Corp. ................................      950        51,471
                                                                  -----------
SPECIALTY STORES--2.5%
  Bed Bath & Beyond, Inc. (b) ........................    5,545       215,201
  PETsMART, Inc. (b) .................................    1,952        32,540
  Staples, Inc. (b) ..................................    4,566        83,786
                                                                  -----------
                                                                      331,527
                                                                  -----------
SYSTEMS SOFTWARE--15.5%
  Adobe Systems, Inc. ................................    3,173       101,758
  Microsoft Corp. (c) ................................   51,597     1,321,399
  Oracle Corp. (b) ...................................   30,527       366,935
  Symantec Corp. (b) .................................    2,157        94,606
  VERITAS Software Corp. (b) .........................    5,937       170,214
                                                                  -----------
                                                                    2,054,912
                                                                  -----------
TECHNOLOGY DISTRIBUTORS--0.4%
  CDW Corp. (b) ......................................    1,216        55,693
                                                                  -----------
TRADING COMPANIES & DISTRIBUTORS--0.3%
  Fastenal Co. .......................................    1,013        34,381
                                                                  -----------
WIRELESS TELECOMMUNICATION SERVICES--2.4%
  Nextel Communications, Inc. Class A (b) ............   17,847       322,674
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $14,051,689) ...............................    12,660,443
                                                                  -----------


                                                         SHARES      VALUE
                                                         ------   -----------
FOREIGN COMMON STOCKS--2.7%
AIRLINES--0.3%
  Ryanair Holdings plc ADR (Ireland) (b) .............      848   $    38,075
                                                                  -----------
COMMUNICATIONS EQUIPMENT--0.1%
  Telefonaktiebolaget LM Ericsson ADR (Sweden) (b) ...    1,655        17,593
                                                                  -----------
ELECTRONIC MANUFACTURING SERVICES--0.6%
  Flextronics International Ltd. (Singapore) (b) .....    7,892        81,998
                                                                  -----------
PHARMACEUTICALS--1.2%
  Teva Pharmaceutical Industries Ltd. ADR (Israel) ...    2,702       153,825
                                                                  -----------
SYSTEMS SOFTWARE--0.5%
  Check Point Software Technologies Ltd. (Israel) (b)     3,392        66,313
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $438,363) ..................................       357,804
                                                                  -----------
EXCHANGE TRADED FUNDS--1.7%
  Nasdaq-100 Shares (b) ..............................    7,473       223,816
                                                                  -----------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $229,357) ..................................       223,816
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--99.5%
  (Identified cost $14,719,409) ...............................    13,242,063
                                                                  -----------


                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)
                                               --------   -----
SHORT-TERM OBLIGATIONS--0.3%
U.S. GOVERNMENT SECURITIES--0.3%
  U.S. Treasury Bill 0.786%, 10/16/03 (c) ....     AAA      $40        39,906
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $39,906) ...................................        39,906
                                                                  -----------
TOTAL INVESTMENTS--99.8%
  (Identified cost $14,759,315) ...............................    13,281,969(a)
  Other assets and liabilities, net--0.2% .....................        20,091
                                                                  -----------
NET ASSETS--100.0% ............................................   $13,302,060
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,429,488 and gross depreciation of $6,074,635 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $17,927,116.
(b) Non-income producing.
(c) All or a portion segregated as collateral for futures contracts.

                        See Notes to Financial Statements

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $14,759,315) .......................................    $13,281,969
Cash ...............................................................................................         12,542
Receivables
  Fund shares sold .................................................................................         49,639
  Investment securities sold .......................................................................         29,181
  Receivable from adviser ..........................................................................          7,438
  Dividends and interest ...........................................................................            265
Prepaid expenses ...................................................................................              6
                                                                                                        -----------
    Total assets ...................................................................................     13,381,040
                                                                                                        -----------
LIABILITIES
Payables
  Investment securities purchased ..................................................................          8,591
  Fund shares repurchased ..........................................................................          7,381
  Professional fee .................................................................................         30,505
  Printing fee .....................................................................................         20,686
  Financial agent fee ..............................................................................          3,812
  Trustees' fee ....................................................................................          3,505
  Administration fee ...............................................................................            826
  Variation margin for future contracts ............................................................            726
Accrued expenses ...................................................................................          2,948
                                                                                                        -----------
    Total liabilities ..............................................................................         78,980
                                                                                                        -----------
NET ASSETS .........................................................................................    $13,302,060
                                                                                                        ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $20,745,025
  Accumulated net investment loss ..................................................................        (20,620)
  Accumulated net realized loss ....................................................................     (5,943,729)
  Net unrealized depreciation ......................................................................     (1,478,616)
                                                                                                        -----------
NET ASSETS .........................................................................................    $13,302,060
                                                                                                        ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................      4,123,354
                                                                                                        ===========
Net asset value and offering price per share .......................................................          $3.23
                                                                                                              =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................     $    9,496
  Interest .........................................................................................            286
  Foreign taxes withheld ...........................................................................            (59)
                                                                                                         ----------
    Total investment income ........................................................................          9,723
                                                                                                         ----------
EXPENSES
  Investment advisory fee ..........................................................................         17,699
  Financial agent fee ..............................................................................         21,156
  Administration fee ...............................................................................          3,894
  Professional .....................................................................................         17,590
  Custodian ........................................................................................         14,350
  Printing .........................................................................................          4,479
  Trustees .........................................................................................          2,645
                                                                                                         ----------
    Total expenses .................................................................................         81,813
    Less expenses borne by investment adviser ......................................................        (51,470)
                                                                                                         ----------
    Net expenses ...................................................................................         30,343
                                                                                                         ----------
NET INVESTMENT LOSS ................................................................................        (20,620)
                                                                                                         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................       (364,368)
  Net realized gain on futures contracts ...........................................................         43,912
  Net change in unrealized appreciation (depreciation) on investments ..............................      2,360,173
  Net change in unrealized appreciation (depreciation) on futures ..................................          8,008
                                                                                                         ----------
NET GAIN ON INVESTMENTS ............................................................................      2,047,725
                                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................     $2,027,105
                                                                                                         ==========

                        See Notes to Financial Statements

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/03       YEAR ENDED
                                                                                                     (UNAUDITED)      12/31/02
                                                                                                     -----------    -----------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $   (20,620)   $   (38,564)
  Net realized gain (loss) ......................................................................       (320,456)    (2,954,491)
  Net change in unrealized appreciation (depreciation) ..........................................      2,368,181     (1,001,163)
                                                                                                     -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............................      2,027,105     (3,994,218)
                                                                                                     -----------    -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,806,067 and 2,042,949 shares, respectively) ..................      5,338,998      6,451,751
  Cost of shares repurchased (744,236 and 1,180,124 shares, respectively) .......................     (2,153,803)    (3,674,943)
                                                                                                     -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................      3,185,195      2,776,808
                                                                                                     -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................      5,212,300     (1,217,410)
NET ASSETS
  Beginning of period ...........................................................................      8,089,760      9,307,170
                                                                                                     -----------    -----------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($20,620) AND
    $0, RESPECTIVELY) ...........................................................................    $13,302,060    $ 8,089,760
                                                                                                     ===========    ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             SIX MONTHS         YEAR ENDED
                                                                                ENDED          DECEMBER 31,    FROM INCEPTION
                                                                               6/30/03      -----------------    8/15/00 TO
                                                                             (UNAUDITED)     2002       2001       12/31/00
                                                                             -----------    ------     ------  --------------
Net asset value, beginning of period .....................................     $ 2.64       $ 4.23     $ 6.32       $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...........................................      (0.01)       (0.01)(5)  (0.02)(5)    (0.01)
  Net realized and unrealized gain (loss) ................................       0.60        (1.58)     (2.07)       (3.67)
                                                                               ------       ------     ------       ------
    TOTAL FROM INVESTMENT OPERATIONS .....................................       0.59        (1.59)     (2.09)       (3.68)
                                                                               ------       ------     ------       ------
CHANGE IN NET ASSET VALUE ................................................       0.59        (1.59)     (2.09)       (3.68)
                                                                               ------       ------     ------       ------
NET ASSET VALUE, END OF PERIOD ...........................................     $ 3.23       $ 2.64     $ 4.23       $ 6.32
                                                                               ======       ======     ======       ======
Total return .............................................................      22.09%(2)   (37.58)%   (33.04)%     (36.78)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ....................................    $13,302       $8,090     $9,307       $5,515
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) .................................................       0.60%(1)     0.58%(4)   0.50%(4)     0.50%(1)
  Net investment income (loss) ...........................................      (0.41)%(1)   (0.48)%    (0.40)%      (0.30)%(1)
Portfolio turnover .......................................................         11%(2)       42%        91%          50%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment advisor had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.62%, 2.72%, 2.35% and 3.93% for the periods ended June 30, 2003, December 31, 2002, 2001 and 2000, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) Computed using average shares outstanding.

                        See Notes to Financial Statements

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES      VALUE
                                                         ------   -----------
COMMON STOCKS--98.7%
AEROSPACE & DEFENSE--1.5%
  Honeywell International, Inc. ......................   10,400   $   279,240
  Lockheed Martin Corp. ..............................    6,100       290,177
  United Technologies Corp. ..........................   10,100       715,383
                                                                  -----------
                                                                    1,284,800
                                                                  -----------
AGRICULTURAL PRODUCTS--0.3%
  Fresh Del Monte Produce, Inc. ......................   11,600       298,004
                                                                  -----------
APPAREL RETAIL--0.6%
  Abercrombie & Fitch Co. Class A (b) ................    3,400        96,594
  Gap, Inc. (The) ....................................   21,700       407,092
                                                                  -----------
                                                                      503,686
                                                                  -----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.7%
  Claiborne (Liz), Inc. ..............................    8,900       313,725
  V. F. Corp. ........................................    8,400       285,348
                                                                  -----------
                                                                      599,073
                                                                  -----------
APPLICATION SOFTWARE--0.2%
  Intuit, Inc. (b) ...................................    4,600       204,838
                                                                  -----------
AUTO PARTS & EQUIPMENT--0.4%
  Dana Corp. .........................................   22,700       262,412
  Lear Corp. (b) .....................................    2,200       101,244
                                                                  -----------
                                                                      363,656
                                                                  -----------
AUTOMOBILE MANUFACTURERS--0.5%
  Ford Motor Co. .....................................   21,500       236,285
  General Motors Corp. ...............................    6,400       230,400
                                                                  -----------
                                                                      466,685
                                                                  -----------
BIOTECHNOLOGY--0.1%
  Amgen, Inc. (b) ....................................    1,500        99,660
                                                                  -----------
BROADCASTING & CABLE TV--0.4%
  Hearst-Argyle Television, Inc. (b) .................   10,600       274,540
  PanAmSat Corp. (b) .................................    6,600       121,638
                                                                  -----------
                                                                      396,178
                                                                  -----------
BUILDING PRODUCTS--0.2%
  Lennox International, Inc. .........................   10,800       138,996
                                                                  -----------
CASINOS & GAMING--0.2%
  GTECH Holdings Corp. ...............................    4,600       173,190
                                                                  -----------
COMMUNICATIONS EQUIPMENT--3.3%
  Andrew Corp. (b) ...................................   18,100       166,520
  Avocent Corp. (b) ..................................    3,400       101,762
  Cisco Systems, Inc. (b) ............................   96,600     1,612,254
  Motorola, Inc. .....................................   45,100       425,293
  QUALCOMM, Inc. .....................................   12,400       443,300
  Tekelec (b) ........................................   16,200       183,060
                                                                  -----------
                                                                    2,932,189
                                                                  -----------
COMPUTER HARDWARE--3.8%
  Dell Computer Corp. (b) ............................   28,100       898,076
  Hewlett-Packard Co. ................................   48,800     1,039,440
  International Business Machines Corp. ..............   17,600     1,452,000
                                                                  -----------
                                                                    3,389,516
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--0.9%
  EMC Corp. (b) ......................................   26,500       277,455
  Lexmark International, Inc. (b) ....................    2,200       155,694
  Maxtor Corp. (b) ...................................   27,900       209,529
  Storage Technology Corp. (b) .......................    5,900       151,866
                                                                  -----------
                                                                      794,544
                                                                  -----------


                                                         SHARES      VALUE
                                                         ------   -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.6%
  Deere & Co. ........................................    4,800   $   219,360
  PACCAR, Inc. .......................................    5,000       337,800
                                                                  -----------
                                                                      557,160
                                                                  -----------
CONSUMER FINANCE--1.8%
  American Express Co. ...............................   20,400       852,924
  MBNA Corp. .........................................   34,500       718,980
                                                                  -----------
                                                                    1,571,904
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
  Computer Sciences Corp. (b) ........................    2,500        95,300
  First Data Corp. ...................................    4,900       203,056
                                                                  -----------
                                                                      298,356
                                                                  -----------
DEPARTMENT STORES--0.9%
  Federated Department Stores, Inc. ..................   10,000       368,500
  Penney (J.C.) Co., Inc. ............................   24,300       409,455
                                                                  -----------
                                                                      777,955
                                                                  -----------
DIVERSIFIED BANKS--7.1%
  Bank of America Corp. ..............................   28,900     2,283,967
  Bank One Corp. .....................................   14,000       520,520
  FleetBoston Financial Corp. ........................   13,000       386,230
  U.S. Bancorp .......................................   64,200     1,572,900
  Wachovia Corp. .....................................   28,500     1,138,860
  Wells Fargo & Co. ..................................    7,300       367,920
                                                                  -----------
                                                                    6,270,397
                                                                  -----------
DIVERSIFIED CAPITAL MARKETS--1.5%
  J.P. Morgan Chase & Co. ............................   37,700     1,288,586
                                                                  -----------
DIVERSIFIED COMMERCIAL SERVICES--0.6%
  Block (H&R), Inc. ..................................    7,200       311,400
  Viad Corp. .........................................    8,400       188,076
                                                                  -----------
                                                                      499,476
                                                                  -----------
ELECTRIC UTILITIES--3.2%
  American Electric Power Co., Inc. ..................   14,200       423,586
  Entergy Corp. ......................................   14,500       765,310
  Exelon Corp. .......................................   12,500       747,625
  Great Plains Energy, Inc. ..........................   18,600       537,168
  PPL Corp. ..........................................    9,300       399,900
                                                                  -----------
                                                                    2,873,589
                                                                  -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
  Rockwell Automation, Inc. ..........................    3,800        90,592
                                                                  -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.4%
  PerkinElmer, Inc. ..................................   10,900       150,529
  Thermo Electron Corp. (b) ..........................   11,200       235,424
                                                                  -----------
                                                                      385,953
                                                                  -----------
FOOD RETAIL--0.2%
  Winn-Dixie Stores, Inc. ............................   13,300       163,723
                                                                  -----------
GAS UTILITIES--1.0%
  AGL Resources, Inc. ................................    4,100       104,304
  Nicor, Inc. ........................................    2,900       107,619
  NiSource, Inc. .....................................   34,600       657,400
                                                                  -----------
                                                                      869,323
                                                                  -----------
HEALTH CARE DISTRIBUTORS--0.8%
  AmerisourceBergen Corp. ............................    3,100       214,985
  Cardinal Health, Inc. ..............................    1,400        90,020
  McKesson Corp. .....................................   11,600       414,584
                                                                  -----------
                                                                      719,589
                                                                  -----------

                        See Notes to Financial Statements

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                                                         SHARES      VALUE
                                                         ------   -----------
HEALTH CARE EQUIPMENT--1.3%
  Bard (C.R.), Inc. ..................................    3,600   $   256,716
  Guidant Corp. ......................................    6,700       297,413
  St. Jude Medical, Inc. (b) .........................   10,900       626,750
                                                                  -----------
                                                                    1,180,879
                                                                  -----------
HEALTH CARE SUPPLIES--0.3%
  Bausch & Lomb, Inc. ................................    6,000       225,000
                                                                  -----------
HOME IMPROVEMENT RETAIL--0.9%
  Home Depot, Inc. (The) .............................    6,700       221,904
  Lowe's Cos., Inc. ..................................    4,900       210,455
  Sherwin-Williams Co. (The) .........................   13,200       354,816
                                                                  -----------
                                                                      787,175
                                                                  -----------
HOUSEHOLD APPLIANCES--0.4%
  Black & Decker Corp. ...............................    7,400       321,530
                                                                  -----------
HOUSEHOLD PRODUCTS--3.9%
  Clorox Co. .........................................   16,600       707,990
  Dial Corp. (The) ...................................    9,400       182,830
  Energizer Holdings, Inc. (b) .......................    8,600       270,040
  Procter & Gamble Co. (The) .........................   25,900     2,309,762
                                                                  -----------
                                                                    3,470,622
                                                                  -----------
HOUSEWARES & SPECIALTIES--0.4%
  Fortune Brands, Inc. ...............................    7,500       391,500
                                                                  -----------
HYPERMARKETS & SUPER CENTERS--1.2%
  Wal-Mart Stores, Inc. ..............................   20,200     1,084,134
                                                                  -----------
INDUSTRIAL CONGLOMERATES--2.2%
  3M Co. .............................................    3,800       490,124
  General Electric Co. ...............................   43,700     1,253,316
  Tyco International Ltd. ............................   10,400       197,392
                                                                  -----------
                                                                    1,940,832
                                                                  -----------
INDUSTRIAL MACHINERY--2.4%
  Briggs & Stratton Corp. ............................   10,600       535,300
  Eaton Corp. ........................................   10,400       817,544
  Ingersoll-Rand Co. Class A .........................   15,900       752,388
                                                                  -----------
                                                                    2,105,232
                                                                  -----------
INSURANCE BROKERS--0.2%
  Aon Corp. ..........................................    6,900       166,152
                                                                  -----------
INTEGRATED OIL & GAS--6.2%
  Amerada Hess Corp. .................................    8,600       422,948
  ChevronTexaco Corp. ................................   16,700     1,205,740
  Exxon Mobil Corp. ..................................   73,600     2,642,976
  Occidental Petroleum Corp. .........................   36,800     1,234,640
                                                                  -----------
                                                                    5,506,304
                                                                  -----------
INTEGRATED TELECOMMUNICATION SERVICES--6.1%
  ALLTEL Corp. .......................................    6,000       289,320
  AT&T Corp. .........................................   12,600       242,550
  AT&T Wireless Services, Inc. (b) ...................   36,600       300,486
  BellSouth Corp. ....................................   36,900       982,647
  Commonwealth Telephone Enterprises, Inc. (b) .......    6,900       303,393
  SBC Communications, Inc. ...........................   37,400       955,570
  Sprint Corp. (FON Group) ...........................   62,400       898,560
  Verizon Communications, Inc. .......................   36,900     1,455,705
                                                                  -----------
                                                                    5,428,231
                                                                  -----------
INTERNET SOFTWARE & SERVICES--0.4%
  DoubleClick, Inc. (b) ..............................   13,300       123,025
  VeriSign, Inc. (b) .................................   15,500       214,365
                                                                  -----------
                                                                      337,390
                                                                  -----------


                                                         SHARES      VALUE
                                                         ------   -----------
INVESTMENT BANKING & BROKERAGE--2.7%
  Bear Stearns Cos., Inc. (The) ......................    2,500   $   181,050
  Goldman Sachs Group, Inc. (The) ....................    1,100        92,125
  Lehman Brothers Holdings, Inc. .....................    5,700       378,936
  Merrill Lynch & Co., Inc. ..........................   19,800       924,264
  Morgan Stanley .....................................   18,100       773,775
                                                                  -----------
                                                                    2,350,150
                                                                  -----------
LEISURE PRODUCTS--0.7%
  Hasbro, Inc. .......................................    5,600        97,944
  Mattel, Inc. .......................................   26,800       507,056
                                                                  -----------
                                                                      605,000
                                                                  -----------
LIFE & HEALTH INSURANCE--1.3%
  AFLAC, Inc. ........................................    3,600       110,700
  MetLife, Inc. ......................................   31,400       889,248
  UnumProvident Corp. ................................    8,700       116,667
                                                                  -----------
                                                                    1,116,615
                                                                  -----------
MANAGED HEALTH CARE--2.2%
  Aetna, Inc. ........................................    5,700       343,140
  Oxford Health Plans, Inc. (b) ......................    3,000       126,090
  UnitedHealth Group, Inc. ...........................   19,400       974,850
  WellPoint Health Networks, Inc. (b) ................    6,500       547,950
                                                                  -----------
                                                                    1,992,030
                                                                  -----------
MOVIES & ENTERTAINMENT--1.6%
  AOL Time Warner, Inc. (b) ..........................   29,700       477,873
  Fox Entertainment Group, Inc. Class A (b) ..........    3,700       106,486
  Viacom, Inc. Class B (b) ...........................   18,500       807,710
                                                                  -----------
                                                                    1,392,069
                                                                  -----------
OIL & GAS DRILLING--0.2%
  Transocean, Inc. (b) ...............................    8,800       193,336
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--0.3%
  Apache Corp. .......................................    3,600       234,216
                                                                  -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.6%
  Citigroup, Inc. ....................................   50,500     2,161,400
  Principal Financial Group, Inc. ....................    3,300       106,425
                                                                  -----------
                                                                    2,267,825
                                                                  -----------
PACKAGED FOODS & MEATS--2.7%
  ConAgra Foods, Inc. ................................   36,700       866,120
  Kellogg Co. ........................................   22,900       787,073
  Sara Lee Corp. .....................................   38,400       722,304
                                                                  -----------
                                                                    2,375,497
                                                                  -----------
PHARMACEUTICALS--9.3%
  Abbott Laboratories ................................   14,900       652,024
  Bristol-Myers Squibb Co. ...........................   28,000       760,200
  Johnson & Johnson ..................................   22,000     1,137,400
  King Pharmaceuticals, Inc. (b) .....................    5,900        87,084
  Merck & Co., Inc. ..................................   31,000     1,877,050
  Mylan Laboratories, Inc. ...........................   24,300       844,911
  Pfizer, Inc. .......................................   84,320     2,879,528
                                                                  -----------
                                                                    8,238,197
                                                                  -----------
PHOTOGRAPHIC PRODUCTS--0.7%
  Eastman Kodak Co. ..................................   24,100       659,135
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--2.3%
  Allstate Corp. (The) ...............................   34,200     1,219,230
  AMBAC Financial Group, Inc. ........................    6,900       457,125
  Old Republic International Corp. ...................   10,000       342,700
                                                                  -----------
                                                                    2,019,055
                                                                  -----------
PUBLISHING & PRINTING--0.5%
  McGraw-Hill Cos., Inc. (The) .......................    6,500       403,000
                                                                  -----------

                        See Notes to Financial Statements

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                                                         SHARES      VALUE
                                                         ------   -----------
REGIONAL BANKS--1.7%
  First Tennessee National Corp. .....................   13,500   $   592,785
  Hibernia Corp. Class A .............................   11,400       207,024
  Union Planters Corp. ...............................   11,200       347,536
  UnionBanCal Corp. ..................................    9,000       372,330
                                                                  -----------
                                                                    1,519,675
                                                                  -----------
REITS--0.9%
  Cresent Real Estate Equities Co. ...................    9,600       159,456
  iStar Financial, Inc. ..............................    5,300       193,450
  Simon Property Group, Inc. .........................   10,700       417,621
                                                                  -----------
                                                                      770,527
                                                                  -----------
SEMICONDUCTORS--3.3%
  GlobespanVirata, Inc. (b) ..........................   11,400        94,050
  Intel Corp. ........................................   94,400     1,962,009
  PMC-Sierra, Inc. (b) ...............................   22,800       267,444
  Texas Instruments, Inc. ............................   35,100       617,760
                                                                  -----------
                                                                    2,941,263
                                                                  -----------
SOFT DRINKS--0.1%
  Coca-Cola Enterprises, Inc. ........................    5,200        94,380
                                                                  -----------
SPECIALTY CHEMICALS--0.6%
  Lubrizol Corp. .....................................    7,400       229,326
  MacDermid, Inc. ....................................    3,800        99,940
  RPM International, Inc. ............................   13,700       188,375
                                                                  -----------
                                                                      517,641
                                                                  -----------
SPECIALTY STORES--0.2%
  Claire's Stores, Inc. ..............................    5,600       142,016
                                                                  -----------
SYSTEMS SOFTWARE--4.9%
  BMC Software, Inc. (b) .............................   19,800       323,334
  Microsoft Corp. ....................................  121,500     3,111,615
  Oracle Corp. (b) ...................................   50,600       608,212
  VERITAS Software Corp. (b) .........................   11,000       315,370
                                                                  -----------
                                                                    4,358,531
                                                                  -----------
TECHNOLOGY DISTRIBUTORS--0.2%
  Avnet, Inc. (b) ....................................   15,200       192,736
                                                                  -----------
THRIFTS & MORTGAGE FINANCE--1.1%
  Fannie Mae .........................................   10,400       701,376
  Freddie Mac ........................................    5,000       253,850
                                                                  -----------
                                                                      955,226
                                                                  -----------
TOBACCO--1.0%
  Altria Group, Inc. .................................   20,300       922,432
                                                                  -----------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
  Nextel Communications, Inc. Class A (b) ............    5,100        92,208
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $88,875,772) ...............................    87,309,359
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--98.7%
  (Identified cost $88,875,772) ...............................    87,309,359
                                                                  -----------


                                              STANDARD     PAR
                                              & POOR'S    VALUE
                                               RATING     (000)      VALUE
                                              --------    -----   -----------
SHORT-TERM OBLIGATIONS--1.1%
COMMERCIAL PAPER--1.1%
  Emerson Electric Co. 1.30%, 7/1/03 ........    A-1      $ 615   $   615,000
  UBS Finance Delaware LLC 1.08%, 7/3/03 ....    A-1+       322       321,981
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $936,981) ..................................       936,981
                                                                  -----------
TOTAL INVESTMENTS--99.8%
  (Identified cost $89,812,753) ...............................    88,246,340(a)
  Other assets and liabilities, net--0.2% .....................       180,171
                                                                  -----------
NET ASSETS--100.0% ............................................   $88,426,511
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $9,330,365 and gross depreciation of $11,236,722 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $90,152,697.
(b) Non-income producing.

                        See Notes to Financial Statements

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $89,812,753) .......................................    $ 88,246,340
Cash ...............................................................................................           1,728
Receivables
  Investment securities sold .......................................................................         392,825
  Dividends and interest ...........................................................................         129,029
  Fund shares sold .................................................................................          49,094
Prepaid expenses ...................................................................................              59
                                                                                                        ------------
    Total assets ...................................................................................      88,819,075
                                                                                                        ------------
LIABILITIES
Payables
  Investment securities purchased ..................................................................         176,150
  Fund shares repurchased ..........................................................................          61,689
  Printing fee .....................................................................................          56,545
  Investment advisory fee ..........................................................................          43,776
  Professional fee .................................................................................          29,279
  Financial agent fee ..............................................................................           8,224
  Administration fee ...............................................................................           5,631
  Trustees' fee ....................................................................................           3,505
Accrued expenses ...................................................................................           7,765
                                                                                                        ------------
    Total liabilities ..............................................................................         392,564
                                                                                                        ------------
NET ASSETS .........................................................................................    $ 88,426,511
                                                                                                        ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $111,743,154
  Undistributed net investment income ..............................................................         224,691
  Accumulated net realized loss ....................................................................     (21,974,921)
  Net unrealized depreciation ......................................................................      (1,566,413)
                                                                                                        ------------
NET ASSETS .........................................................................................    $ 88,426,511
                                                                                                        ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................       9,155,274
                                                                                                        ============
Net asset value and offering price per share .......................................................           $9.66
                                                                                                               =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................     $   861,739
  Interest .........................................................................................           7,375
  Foreign taxes withheld ...........................................................................          (5,166)
                                                                                                         -----------
    Total investment income ........................................................................         863,948
                                                                                                         -----------
EXPENSES
  Investment advisory fee ..........................................................................         280,574
  Financial agent fee ..............................................................................          43,804
  Administration fee ...............................................................................          30,863
  Custodian ........................................................................................          16,749
  Printing .........................................................................................          14,961
  Professional .....................................................................................          12,374
  Trustees .........................................................................................           2,646
  Miscellaneous ....................................................................................           7,703
                                                                                                         -----------
    Total expenses .................................................................................         409,674
    Less expenses borne by investment adviser ......................................................         (28,892)
    Custodian fees paid indirectly .................................................................             (15)
                                                                                                         -----------
    Net expenses ...................................................................................         380,767
                                                                                                         -----------
NET INVESTMENT INCOME ..............................................................................         483,181
                                                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................      (2,078,258)
  Net change in unrealized appreciation (depreciation) on investments ..............................       9,915,004
                                                                                                         -----------
NET GAIN ON INVESTMENTS ............................................................................       7,836,746
                                                                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................     $ 8,319,927
                                                                                                         ===========

                        See Notes to Financial Statements

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/03       YEAR ENDED
                                                                                                     (UNAUDITED)      12/31/02
                                                                                                     -----------    -----------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $   483,181    $   785,960
  Net realized gain (loss) ......................................................................     (2,078,258)   (15,723,963)
  Net change in unrealized appreciation (depreciation) ..........................................      9,915,004    (11,725,112)
                                                                                                     -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................      8,319,927    (26,663,115)
                                                                                                     -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................................................................       (450,945)      (765,941)
  Net realized long-term gains ..................................................................             --             --
                                                                                                     -----------    -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....................................       (450,945)      (765,941)
                                                                                                     -----------    -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,133,183 and 2,476,739 shares, respectively) ..................     10,202,810     25,355,966
  Net asset value of shares issued from reinvestment of distributions (49,868 and 83,448 shares,
    respectively) ...............................................................................        450,945        765,941
  Cost of shares repurchased (1,242,216 and 3,481,424 shares, respectively) .....................    (10,920,514)   (33,608,982)
                                                                                                     -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................       (266,759)    (7,487,075)
                                                                                                     -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................      7,602,223    (34,916,131)
NET ASSETS
  Beginning of period ...........................................................................     80,824,288    115,740,419
                                                                                                     -----------    -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $224,691 AND $192,455,
    RESPECTIVELY) ...............................................................................    $88,426,511    $80,824,288
                                                                                                     ===========    ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                     SIX MONTHS                                                       FROM
                                                        ENDED                   YEAR ENDED DECEMBER 31,             INCEPTION
                                                       6/30/03        -----------------------------------------     3/2/98 TO
                                                     (UNAUDITED)       2002        2001        2000       1999      12/31/98
                                                     -----------      ------      ------      ------     ------     ---------
Net asset value, beginning of period ..............    $ 8.77         $11.42      $12.52      $13.53     $11.99       $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ....................      0.05           0.08        0.08        0.07       0.07         0.05
  Net realized and unrealized gain (loss) .........      0.89          (2.65)      (1.09)      (0.96)      1.97         1.99
                                                       ------         ------      ------      ------     ------       ------
    TOTAL FROM INVESTMENT OPERATIONS ..............      0.94          (2.57)      (1.01)      (0.89)      2.04         2.04
                                                       ------         ------      ------      ------     ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income ............     (0.05)         (0.08)      (0.06)      (0.07)     (0.07)       (0.05)
  Distributions from net realized gains ...........        --             --       (0.03)      (0.05)     (0.16)          --
  Tax return of capital ...........................        --             --          --          --      (0.27)          --
                                                       ------         ------      ------      ------     ------       ------
    TOTAL DISTRIBUTIONS ...........................     (0.05)         (0.08)      (0.09)      (0.12)     (0.50)       (0.05)
                                                       ------         ------      ------      ------     ------       ------
CHANGE IN NET ASSET VALUE .........................      0.89          (2.65)      (1.10)      (1.01)      1.54         1.99
                                                       ------         ------      ------      ------     ------       ------
NET ASSET VALUE, END OF PERIOD ....................    $ 9.66         $ 8.77      $11.42      $12.52     $13.53       $11.99
                                                       ======         ======      ======      ======     ======       ======
Total return ......................................     10.72%(2)     (22.51)%     (8.17)%     (6.61)%    17.00%       20.45%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) .............   $88,427        $80,824    $115,740    $112,489   $101,834      $41,860
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) ..........................      0.95%(1)(4)    0.93%(4)    0.85%(4)    0.85%      0.85%        0.85%(1)
  Net investment income ...........................      1.21%(1)       0.79%       0.65%       0.54%      0.71%        1.02%(1)
Portfolio turnover ................................        27%(2)         60%         29%         53%        52%          81%(2)

(1) Annualized.
(2) Not annualized.
(3)If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.02%, 0.95%, 0.93%, 0.94%, 1.01% and 1.46% for the periods ended June 30, 2003,
    December 31, 2002, 2001, 2000, 1999 and 1998, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                             STANDARD    PAR
                                             & POOR'S   VALUE
                                              RATING    (000)      VALUE
                                             --------- ------   -----------
AGENCY MORTGAGE-BACKED SECURITIES--3.2%
  FNCL 6%, 9/1/32 ...........................   AAA    $1,062   $  1,104,285
  Fannie Mae 6.50%, 10/1/31 .................   AAA       225        234,513
  Fannie Mae 6%, 12/1/32 ....................   AAA     4,803      4,993,122
  GNMA 6.50%, '23-'32 .......................   AAA     7,375      7,753,446
                                                                ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $13,621,645) .............................     14,085,366
                                                                ------------
MUNICIPAL BONDS--4.5%
CALIFORNIA--1.0%
  Alameda Corridor Transportation Authority
    Revenue Taxable Series C 6.60%, 10/1/29 .   AAA     1,000      1,194,270
  Fresno County Pension Obligation Revenue
    Taxable 6.21%, 8/15/06 ..................   AAA       255        284,896
  Fresno Pension Obligation Revenue Taxable
    7.80%, 6/1/14 ...........................   AAA       500        632,460
  Kern County Pension Obligation Revenue
    Taxable 7.26%, 8/15/14 ..................   AAA       420        525,954
  Long Beach Pension Obligation Taxable
    Unrefunded Balance Revenue 6.87%,
    9/1/06 ..................................   AAA        57         65,046
  Sonoma County Pension Obligation Revenue
    Taxable 6.625%, 6/1/13 ..................   AAA     1,420      1,675,273
                                                                ------------
                                                                   4,377,899
                                                                ------------
FLORIDA--1.9%
  Miami Beach Special Obligation Taxable
    Pension Funding Project Revenue 8.60%,
    9/1/21 ..................................   AAA     4,085      4,592,316
  Tampa Solid Waste System Revenue Taxable
    Series A 6.33%, 10/1/06 .................   AAA     2,860      3,150,319
  University of Miami Exchangeable Revenue
    Taxable Series A 7.65%, 4/1/20 ..........   AAA       810        884,593
                                                                ------------
                                                                   8,627,228
                                                                ------------
OREGON--0.0%
  Multnomah County Pension Obligation
    General Obligation Taxable 7.20%,
    6/1/10 ..................................   Aaa(c)    100        120,829
                                                                ------------
PENNSYLVANIA--0.7%
  Philadelphia Authority For Industrial
    Development Pension Funding Retirement
    Systems Revenue Taxable Series A 5.79%,
    4/15/09 .................................   AAA     1,400      1,569,568
  Pittsburgh Pension Obligation Taxable
    Series C 6.50%, 3/1/17 ..................   AAA     1,250      1,493,050
                                                                ------------
                                                                   3,062,618
                                                                ------------
TEXAS--0.9%
  Dallas-Fort Worth International Airport
    Revenue Taxable 6.40%, 11/1/07 ..........   AAA     1,000      1,148,360
  Texas Water Resources Finance Authority
    Revenue 6.62%, 8/15/10 ..................   AAA     2,265      2,667,626
                                                                ------------
                                                                   3,815,986
                                                                ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $17,568,149) .............................     20,004,560
                                                                ------------
ASSET-BACKED SECURITIES--3.7%
  American Business Financial Services 02-2,
    A3 4.76%, 6/15/21 .......................   AAA     1,000      1,020,302
  ANRC Auto Owner Trust 01-A, A4 4.32%,
    6/16/08 .................................   AAA     3,200      3,314,514


                                             STANDARD    PAR
                                             & POOR'S   VALUE
                                              RATING    (000)      VALUE
                                             --------- ------   -----------
ASSET-BACKED SECURITIES--CONTINUED
  Capital Auto Receivables Asset Trust 02-3,
    A2A 3.05%, 9/15/05 ......................   AAA    $2,000   $  2,042,971
  Capital Auto Receivables Asset Trust 02-3,
    A3 3.58%, 10/16/06 ......................   AAA     1,400      1,456,383
  Capital One Master Trust 01-5, A 5.30%,
    6/15/09 .................................   AAA     2,500      2,691,624
  Irwin Home Equity 01-2, 2A4 5.68%, 2/25/16    AAA     2,250      2,291,484
  WFS Financial Owner Trust 00-D, A3 6.83%,
    7/20/03 .................................   AAA       539        541,240
  WFS Financial Owner Trust 03-1, A4 2.74%,
    9/20/10 .................................   AAA     1,000      1,018,959
  Whole Auto Loan Trust 02-1, B 2.91%,
    2/15/07 .................................   A       1,000      1,012,813
  World Omni Auto Receivables Trust 02-A, A4
    4.05%, 7/15/09 ..........................   AAA     1,250      1,314,111
                                                                ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $16,379,754) .............................     16,704,401
                                                                ------------
CORPORATE BONDS--8.9%
AGRICULTURAL PRODUCTS--0.3%
  Corn Products  International, Inc. 8.25%,
    7/15/07 .................................   BBB-    1,000      1,141,250
                                                                ------------
AIRLINES--0.4%
  Northwest Airlines, Inc. 00-1 8.072%,
    10/1/19 .................................   AAA       729        817,372
  US Airways Pass-Through Trust 98-1 6.85%,
    1/30/18 .................................   A         888        829,203
                                                                ------------
                                                                   1,646,575
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.3%
  Janus Capital Group, Inc. 7.75%, 6/15/09 ..   BBB+    1,250      1,469,937
                                                                ------------
AUTOMOBILE MANUFACTURERS--0.2%
  DaimlerChrysler NA Holding Corp. 4.75%,
    1/15/08 .................................   BBB+    1,000      1,025,796
                                                                ------------
BROADCASTING & CABLE TV--0.2%
  Comcast Corp. 5.30%, 1/15/14 ..............   BBB     1,000      1,028,442
                                                                ------------
CASINOS & GAMING--0.3%
  Harrah's Operating Co., Inc. 7.50%, 1/15/09   BBB-      250        296,208
  MGM Mirage, Inc. 9.75%, 6/1/07 ............   BB+       500        563,750
  Park Place Entertainment Corp. 9.375%,
    2/15/07 .................................   BB+       500        555,000
                                                                ------------
                                                                   1,414,958
                                                                ------------
CONSUMER FINANCE--1.7%
  Ford Motor Credit Co. 6.50%, 1/25/07 ......   BBB     1,500      1,578,184
  Ford Motor Credit Co. 7.25%, 10/25/11 .....   BBB     1,500      1,542,109
  General Electric Capital Corp. Series MTNA
    6%, 6/15/12 .............................   AAA     2,000      2,257,536
  General Motors Acceptance Corp. 6.875%,
    8/28/12 .................................   BBB     1,500      1,496,484
  Household Finance Corp. 6.75%, 5/15/11 ....   A         500        580,685
                                                                ------------
                                                                   7,454,998
                                                                ------------
DIVERSIFIED BANKS--0.3%
  U.S. Bank NA 6.30%, 7/15/08 ...............   A         500        577,296
  Wachovia Corp. 5.625%, 12/15/08 ...........   A-        500        566,620
                                                                ------------
                                                                   1,143,916
                                                                ------------

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                                             STANDARD    PAR
                                             & POOR'S   VALUE
                                              RATING    (000)      VALUE
                                             --------- ------   -----------
DIVERSIFIED COMMERCIAL SERVICES--0.2%
  United Rentals North America, Inc. Series B
    10.75%, 4/15/08 .........................   BB-    $1,000   $  1,097,500
                                                                ------------
DIVERSIFIED METALS & MINING--0.1%
  Freeport-McMoRan Copper & Gold, Inc. 144A
    10.125%, 2/1/10 (d) .....................   B-        500        560,000
                                                                ------------
ENVIRONMENTAL SERVICES--0.2%
  Allied Waste Industries, Inc. 7.875%,
    3/15/05                                     BB-     1,000      1,035,000
                                                                ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
  IMC Global, Inc. 7.625%, 11/1/05 ..........   B-        400        426,000
                                                                ------------
GAS UTILITIES--0.3%
  Amerigas Partners /Amerigas Eagle Finance
    Corp. Series B 8.875%, 5/20/11 ..........   BB-     1,250      1,368,750
                                                                ------------
HEALTH CARE DISTRIBUTORS--0.3%
  AmerisourceBergen Corp. 8.125%, 9/1/08 ....   BB      1,060      1,171,300
                                                                ------------
HEALTH CARE FACILITIES--0.7%
  Manor Care, Inc. 7.50%, 6/15/06 ...........   BBB     1,500      1,630,745
  Tenet Healthcare Corp. 7.375%, 2/1/13 .....   BBB-    1,500      1,447,500
                                                                ------------
                                                                   3,078,245
                                                                ------------
HOMEBUILDING--0.3%
  Lennar Corp. 7.625%, 3/1/09 ...............   BBB-    1,000      1,187,622
                                                                ------------
INDUSTRIAL MACHINERY--0.5%
  ITW Cupids Financial Trust I 144A 6.55%,
    12/31/11 (d)(g) .........................   AA-     2,000      2,218,196
                                                                ------------
INSURANCE BROKERS--0.2%
  Willis Corroon Corp. 9%, 2/1/09 ...........   BB-       675        718,875
                                                                ------------
INTEGRATED OIL & GAS--0.1%
  Conoco Funding Co. 5.45%, 10/15/06 ........   A-        250        275,969
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.4%
  AT&T Wireless Services, Inc. 7.35%, 3/1/06    BBB       125        140,268
  CenturyTel, Inc. Series F 6.30%, 1/15/08 ..   BBB+      500        566,723
  Verizon Global Funding Corp. 4%, 1/15/08 ..   A+      1,000      1,044,025
                                                                ------------
                                                                   1,751,016
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--0.1%
  Chesapeake Energy Corp. 8.375%, 11/1/08 ...   B+        380        413,250
                                                                ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.0%
  Teekay Shipping Corp. 8.32%, 2/1/08 .......   BB+       230        246,675
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.2%
  Erac USA Finance Co. 144A 7.35%,
    6/15/08 (d) .............................   BBB+      300        349,620
  Pemex Project Funding Master Trust 7.875%,
    2/1/09 ..................................   BBB-      500        572,500
  Pemex Project Funding Master Trust 9.125%,
    10/13/10 ................................   BBB-      500        605,000
  Pemex Project Funding Master Trust 8%,
    11/15/11 ................................   BBB-      750        858,750
  Pemex Project Funding Master Trust 144A
    7.375%, 12/15/14 (d) ....................   BBB-      750        821,250
  TIAA Global Markets 144A 3.875%,
    1/22/08 (d) .............................   AAA     2,000      2,099,298
                                                                ------------
                                                                   5,306,418
                                                                ------------
PACKAGED FOODS & MEATS--0.2%
  Campbell Soup Co. 5%, 12/3/12 .............   A       1,000      1,068,882
                                                                ------------
RAILROADS--0.1%
  Union Pacific Corp. 6.50%, 4/15/12 ........   BBB       500        578,183
                                                                ------------
THRIFTS & MORTGAGE FINANCE--0.2%
  Sovereign Bank 5.125%, 3/15/13 ............   BBB-    1,000      1,032,732
                                                                ------------
TOTAL CORPORATE BONDS
  (Identified cost $36,893,924) .............................     39,860,485
                                                                ------------


                                             STANDARD    PAR
                                             & POOR'S   VALUE
                                              RATING    (000)      VALUE
                                             --------- ------   -----------
NON-AGENCY MORTGAGE-BACKED SECURITIES--6.8%
  Advanta Mortgage Loan Trust 00-2, A3
    7.76%, 5/25/18 ..........................   AAA    $  422   $    428,206
  CS First Boston Mortgage Securities Corp.
    97-C2, A3 6.55%, 11/17/07 ...............   AAA     4,200      4,787,823
  CS First Boston Mortgage Securities Corp.
    97-C2, B 6.72%, 11/17/07 ................   Aa(c)   2,000      2,284,728
  DLJ Commercial Mortgage Corp. 98-CF2, A1B
    6.24%, 11/12/31 .........................   Aaa(c)  6,650      7,579,012
  DLJ Mortgage Acceptance Corp. 96-CF1, A1B
    7.58%, 2/12/06 ..........................   AAA       475        485,596
  First Horizon Asset Securities, Inc. 01-5,
    A3 6.75%, 8/25/31 .......................   AAA     1,000      1,009,219
  GMAC Commercial Mortgage Securities, Inc.
    97-C2, A3 6.566%, 11/15/07 ..............   Aaa(c)  1,250      1,413,977
  J.P. Morgan Chase Commercial Mortgage
    Securities Corp. 01-CIBC, A3 6.26%,
    3/15/33 .................................   AAA     4,060      4,662,342
  Lehman Brothers Commercial Conduit
    Mortgage Trust 99-C2, A2 7.325%,
    9/15/09 .................................   Aaa(c)  1,840      2,198,699
  Nationslink Funding Corp. 96-1, B 7.69%,
    12/20/05 ................................   AAA        95         94,782
  Prudential Home Mortgage Securities 94-A,
    3B3 6.591%, 4/28/24 (e) .................   AAA(c)    213        214,412
  Residential Funding Mortgage Securities I
    96-S8, A4 6.75%, 3/25/11 ................   AAA       276        282,828
  Securitized Asset Sales, Inc. 93-J, 2B
    6.607%, 11/28/23 (e) ....................   AAA(c)     49         48,852
  Washington Mutual 99-WM3, 2A5 7.50%,
    11/19/29 ................................   Aaa(c)  4,699      4,784,997
                                                                ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $26,974,939) .............................     30,275,473
                                                                ------------
FOREIGN GOVERNMENT SECURITIES--8.7%
AUSTRIA--0.8%
  Republic of Austria 5.50%, 10/20/07 .......   AAA     3,000(f)   3,809,513
                                                                ------------
BELIZE--0.2%
  Government of Belize 144A 9.75%,
    6/12/15 (d) .............................   B+      1,000        990,000
                                                                ------------
BRAZIL--0.9%
  Federal Republic of Brazil 10%, 1/16/07 ...   B+      2,000      2,060,000
  Federal Republic of Brazil 8%, 4/15/14 ....   B+      2,155      1,897,718
                                                                ------------
                                                                   3,957,718
                                                                ------------
BULGARIA--0.5%
  Republic of Bulgaria 144A 8.25%, 1/15/15 (d)  BB+       580        687,300
  Republic of Bulgaria IAB 2.188%, 7/28/11 (e)  BB+       768        736,320
  Republic of Bulgaria RegS 8.25%, 1/15/15 ..   BB+       670        793,950
                                                                ------------
                                                                   2,217,570
                                                                ------------
CHILE--0.5%
  Republic of Chile 7.125%, 1/11/12 .........   A-        850        989,060
  Republic of Chile 5.50%, 1/15/13 ..........   A-      1,000      1,058,000
                                                                ------------
                                                                   2,047,060
                                                                ------------
COLOMBIA--0.3%
  Republic of Colombia 10%, 1/23/12 .........   BB      1,250      1,403,125
                                                                ------------
COSTA RICA--0.5%
  Republic of Costa Rica 144A 9.335%,
    5/15/09 (d) .............................   BB      1,755      2,048,963
                                                                ------------
CROATIA--0.3%
  Croatia 6.25%, 2/11/09 ....................   BBB-    1,000      1,269,493
                                                                ------------
LITHUANIA--0.2%
  Republic of Lithuania 4.50%, 3/5/13 .......   BBB+      725        845,453
                                                                ------------

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                                             STANDARD    PAR
                                             & POOR'S   VALUE
                                              RATING    (000)      VALUE
                                             --------- ------   -----------
MEXICO--1.8%
  United Mexican States 7.50%, 1/14/12 ......   BBB-   $2,000   $  2,290,000
  United Mexican States 8.125%, 12/30/19 ....   BBB-    5,000      5,700,000
                                                                ------------
                                                                   7,990,000
                                                                ------------
PANAMA--0.5%
  Republic of Panama 8.25%, 4/22/08 .........   BB      1,000      1,107,500
  Republic of Panama 9.375%, 4/1/29 .........   BB      1,000      1,157,500
                                                                ------------
                                                                   2,265,000
                                                                ------------
PHILIPPINES--0.3%
  Republic of the Philippines 9.375%, 1/18/17   BB      1,000      1,170,000
                                                                ------------
RUSSIA--1.1%
  Russian Federation 144A 8.25%, 3/31/10 (d)    BB      1,000      1,158,750
  Russian Federation RegS 5%, 3/31/30 (e) ...   BB      4,000      3,890,000
                                                                ------------
                                                                   5,048,750
                                                                ------------
SOUTH AFRICA--0.5%
  Republic of South Africa 7.375%, 4/25/12 ..   BBB     1,000      1,151,250
  Republic of South Africa 5.25%, 5/16/13 ...   BBB     1,000      1,105,280
                                                                ------------
                                                                   2,256,530
                                                                ------------
VENEZUELA--0.3%
  Republic of Venezuela DCB Series DL
    1.875%, 12/18/07 ........................   CCC+    1,714      1,375,714
                                                                ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $34,641,989) .............................     38,694,889
                                                                ------------
FOREIGN CORPORATE BONDS--1.8%
CAYMAN ISLANDS--0.1%
  Triton Energy Ltd. 8.875%, 10/1/07 ........   BBB       250        279,669
                                                                ------------
CHILE--0.1%
  Petropower I Funding Trust 144A 7.36%,
    2/15/14 (d) .............................   BBB       665        618,261
                                                                ------------
NETHERLANDS--0.4%
  Deutsche Telekom International Finance BV
    8.50%, 6/15/10 ..........................   BBB+    1,500      1,842,568
                                                                ------------
SOUTH KOREA--0.6%
  Korea Development Bank 5.50%, 11/13/12 ....   A-      2,500      2,659,647
                                                                ------------
SWEDEN--0.3%
  Nordea Bank Sweden AB 144A 5.25%,
    11/30/12 (d) ............................   A       1,000      1,098,150
                                                                ------------
VENEZUELA--0.3%
  Corporacion Andina de Fomento 5.20%,
    5/21/13 .................................   A       1,500      1,519,583
                                                                ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $7,577,197) ..............................      8,017,878
                                                                ------------


                                                       SHARES
                                                      -------
COMMON STOCKS--55.8%
ADVERTISING--0.6%
  Harte-Hanks, Inc. ................................  133,700      2,540,300
                                                                ------------
AEROSPACE & DEFENSE--1.9%
  Alliant Techsystems, Inc. (b) ....................   51,800      2,688,938
  Rockwell Collins, Inc. ...........................   93,300      2,297,979
  United Technologies Corp. ........................   51,300      3,633,579
                                                                ------------
                                                                   8,620,496
                                                                ------------
AIR FREIGHT & COURIERS--0.4%
  FedEx Corp. ......................................   31,600      1,960,148
                                                                ------------


                                                       SHARES       VALUE
                                                      -------   ------------
APPLICATION SOFTWARE--0.7%
  Synopsys, Inc. (b) ...............................   49,600   $  3,067,760
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.3%
  Mellon Financial Corp. ...........................   49,600      1,376,400
                                                                ------------
BROADCASTING & CABLE TV--0.4%
  Liberty Media Corp. Class A (b) ..................  149,900      1,732,844
                                                                ------------
CASINOS & GAMING--1.9%
  GTECH Holdings Corp. .............................   75,800      2,853,870
  Harrah's Entertainment, Inc. (b) .................   64,200      2,583,408
  Mandalay Resort Group ............................   93,000      2,962,050
                                                                ------------
                                                                   8,399,328
                                                                ------------
COMMUNICATIONS EQUIPMENT--1.6%
  Cisco Systems, Inc. (b) ..........................  275,000      4,589,750
  Emulex Corp. (b) .................................  119,700      2,725,569
                                                                ------------
                                                                   7,315,319
                                                                ------------
COMPUTER & ELECTRONICS RETAIL--0.6%
  Best Buy Co., Inc. (b) ...........................   55,600      2,441,952
                                                                ------------
COMPUTER HARDWARE--1.1%
  International Business Machines Corp. ............   58,500      4,826,250
                                                                ------------
COMPUTER STORAGE & PERIPHERALS--0.6%
  EMC Corp. (b) ....................................  272,100      2,848,887
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--1.2%
  Computer Sciences Corp. (b) ......................   64,200      2,447,304
  DST Systems, Inc. (b) ............................   81,300      3,089,400
                                                                ------------
                                                                   5,536,704
                                                                ------------
DIVERSIFIED BANKS--4.9%
  Bank of America Corp. ............................  129,000     10,194,870
  FleetBoston Financial Corp. ......................   36,200      1,075,502
  U.S. Bancorp .....................................  144,500      3,540,250
  Wells Fargo & Co. ................................  142,500      7,182,000
                                                                ------------
                                                                  21,992,622
                                                                ------------
DIVERSIFIED CAPITAL MARKETS--1.3%
  J.P. Morgan Chase & Co. ..........................  166,800      5,701,224
                                                                ------------
DIVERSIFIED CHEMICALS--0.5%
  Engelhard Corp. ..................................   82,700      2,048,479
                                                                ------------
DIVERSIFIED COMMERCIAL SERVICES--1.0%
  ARAMARK Corp. Class B (b) ........................   72,400      1,623,208
  Cendant Corp. (b) ................................  151,300      2,771,816
                                                                ------------
                                                                   4,395,024
                                                                ------------
DRUG RETAIL--0.6%
  CVS Corp. ........................................   97,200      2,724,516
                                                                ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.6%
  Waters Corp. (b) .................................   94,500      2,752,785
                                                                ------------
FOOD RETAIL--0.6%
  Kroger Co. (The) (b) .............................   85,600      1,427,808
  Safeway, Inc. (b) ................................   57,200      1,170,312
                                                                ------------
                                                                   2,598,120
                                                                ------------
HEALTH CARE DISTRIBUTORS--1.6%
  Omnicare, Inc. ...................................  146,500      4,950,235
  Schein (Henry), Inc. (b) .........................   38,100      1,994,154
                                                                ------------
                                                                   6,944,389
                                                                ------------
HEALTH CARE SERVICES--0.7%
  Caremark Rx, Inc. (b) ............................  123,556      3,172,918
                                                                ------------

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES


                                                       SHARES       VALUE
                                                      -------   ------------
HEALTH CARE SUPPLIES--0.7%
  Fisher Scientific International, Inc. (b) ........   85,800   $  2,994,420
                                                                ------------
HOTELS, RESORTS & CRUISE LINES--0.7%
  Royal Caribbean Cruises Ltd. .....................  132,000      3,057,120
                                                                ------------
HOUSEHOLD PRODUCTS--1.2%
  Dial Corp. (The) .................................   91,700      1,783,565
  Procter & Gamble Co. (The) .......................   41,500      3,700,970
                                                                ------------
                                                                   5,484,535
                                                                ------------
HOUSEWARES & SPECIALTIES--0.5%
  Fortune Brands, Inc. .............................   38,200      1,994,040
                                                                ------------
HYPERMARKETS & SUPER CENTERS--0.8%
  Wal-Mart Stores, Inc. ............................   65,700      3,526,119
                                                                ------------
INDUSTRIAL CONGLOMERATES--2.4%
  General Electric Co. .............................  372,500     10,683,300
                                                                ------------
INTEGRATED OIL & GAS--1.2%
  Exxon Mobil Corp. ................................  152,800      5,487,048
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--1.7%
  AT&T Wireless Services, Inc. (b) .................  247,700      2,033,617
  SBC Communications, Inc. .........................   93,400      2,386,370
  Verizon Communications, Inc. .....................   79,800      3,148,110
                                                                ------------
                                                                   7,568,097
                                                                ------------
INVESTMENT BANKING & BROKERAGE--2.1%
  E*TRADE Group, Inc. (b) ..........................  412,700      3,507,950
  Morgan Stanley ...................................  135,000      5,771,250
                                                                ------------
                                                                   9,279,200
                                                                ------------
LEISURE PRODUCTS--0.5%
  Marvel Enterprises, Inc. (b) .....................  113,900      2,175,490
                                                                ------------
LIFE & HEALTH INSURANCE--0.7%
  MetLife, Inc. ....................................  114,500      3,242,640
                                                                ------------
MANAGED HEALTH CARE--0.4%
  First Health Group Corp. (b) .....................   65,500      1,807,800
                                                                ------------
MOVIES & ENTERTAINMENT--0.5%
  Viacom, Inc. Class B (b) .........................   53,200      2,322,712
                                                                ------------
MULTI-LINE INSURANCE--0.9%
  American International Group, Inc. ...............   74,200      4,094,356
                                                                ------------
OFFICE SERVICES & SUPPLIES--0.4%
  Miller (Herman), Inc. ............................   77,100      1,558,191
                                                                ------------
OIL & GAS DRILLING--1.0%
  GlobalSantaFe Corp. ..............................   66,100      1,542,774
  Noble Corp. (b) ..................................   63,200      2,167,760
  Transocean, Inc. (b) .............................   24,700        542,659
                                                                ------------
                                                                   4,253,193
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES--0.7%
  Baker Hughes, Inc. ...............................   34,400      1,154,808
  Schlumberger Ltd. ................................   45,500      2,164,435
                                                                ------------
                                                                   3,319,243
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--0.9%
  Anadarko Petroleum Corp. .........................   89,200      3,966,724
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.9%
  Citigroup, Inc. ..................................  202,300      8,658,440
                                                                ------------
PACKAGED FOODS & MEATS--1.1%
  Dean Foods Co. (b) ...............................   74,550      2,348,325
  Kellogg Co. ......................................   76,000      2,612,120
                                                                ------------
                                                                   4,960,445
                                                                ------------


                                                       SHARES       VALUE
                                                      -------   ------------
PERSONAL PRODUCTS--0.6%
  Alberto-Culver Co. Class B .......................   50,700   $  2,590,770
                                                                ------------
PHARMACEUTICALS--5.0%
  Johnson & Johnson ................................  156,000      8,065,200
  King Pharmaceuticals, Inc. (b) ...................        1             14
  Merck & Co., Inc. ................................   66,400      4,020,520
  Mylan Laboratories, Inc. .........................   69,750      2,425,208
  Pfizer, Inc. .....................................  228,500      7,803,275
                                                                ------------
                                                                  22,314,217
                                                                ------------
PROPERTY & CASUALTY INSURANCE--0.4%
  Allstate Corp. (The) .............................   55,500      1,978,575
                                                                ------------
SEMICONDUCTOR EQUIPMENT--0.5%
  Applied Materials, Inc. (b) ......................   95,000      1,506,700
  Teradyne, Inc. (b) ...............................   50,900        881,079
                                                                ------------
                                                                   2,387,779
                                                                ------------
SEMICONDUCTORS--0.6%
  Intel Corp. ......................................  138,200      2,872,349
                                                                ------------
SOFT DRINKS--1.6%
  Coca-Cola Co. (The) ..............................   40,600      1,884,246
  PepsiCo, Inc. ....................................  115,900      5,157,550
                                                                ------------
                                                                   7,041,796
                                                                ------------
SPECIALIZED FINANCE--0.7%
  CIT Group, Inc. ..................................  118,100      2,911,165
                                                                ------------
SPECIALTY STORES--0.2%
  Office Depot, Inc. (b) ...........................   62,900        912,679
                                                                ------------
SYSTEMS SOFTWARE--2.1%
  Microsoft Corp. ..................................  360,900      9,242,649
                                                                ------------
TECHNOLOGY DISTRIBUTORS--0.4%
  Avnet, Inc. (b) ..................................  150,600      1,909,608
                                                                ------------
TRUCKING--0.3%
  Swift Transportation Co., Inc. (b) ...............   70,100      1,305,262
                                                                ------------
TOTAL COMMON STOCKS
  (Identified cost $219,684,456) ............................    248,896,427
                                                                ------------
FOREIGN COMMON STOCKS--1.4%
HEALTH CARE SUPPLIES--0.2%
  Alcon, Inc. (Switzerland) ........................   15,800        722,060
                                                                ------------
IT CONSULTING & OTHER SERVICES--0.8%
  Accenture Ltd. Class A (Bermuda) (b) .............  200,200      3,621,618
                                                                ------------
PROPERTY & CASUALTY INSURANCE--0.4%
  ACE Ltd. (Bermuda) ...............................   57,200      1,961,388
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $5,743,667) ..............................      6,305,066
                                                                ------------
EXCHANGE TRADED FUNDS--1.0%
  SPDR Trust Series I ..............................   45,300      4,422,639
                                                                ------------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $5,949,232) ..............................      4,422,639
                                                                ------------
TOTAL LONG TERM INVESTMENTS--95.8%
  (Identified cost $385,034,952) ............................    427,267,184
                                                                ------------

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                                             STANDARD    PAR
                                             & POOR'S   VALUE
                                              RATING    (000)      VALUE
                                             --------- ------   -----------
SHORT-TERM OBLIGATIONS--3.0%
COMMERCIAL PAPER--3.0%
  Corporate Asset Funding Corp. 1.10%,
    7/1/03 ..................................   A-1+   $2,135   $  2,135,000
  Receivables Capital Corp. 1.02%, 7/10/03 ..   A-1+    3,095      3,094,211
  Gannett Co., Inc. 1.05%, 7/11/03 ..........   A-1     2,625      2,624,234
  International Lease Finance Corp. 1.07%,
    7/21/03 .................................   A-1+    2,575      2,573,469
  Special Purpose Accounts Receivable
    Cooperative Corp. 1.16%, 8/6/03 .........   A-1     1,470      1,468,295
  Private Export Funding Corp. 1.23%,
    9/30/03 .................................   A-1+    1,550      1,546,004
                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $13,440,390) .............................     13,441,213
                                                                ------------
TOTAL INVESTMENTS--98.8%
  (Identified cost $398,475,342) ............................    440,708,397(a)
  Other assets and liabilities, net--1.2% ...................      5,481,114
                                                                ------------
NET ASSETS--100.0% ..........................................   $446,189,511
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $51,859,529 and gross depreciation of $9,928,407 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $398,777,275.
(b) Non-income producing.
(c) As rated by Moody's or Fitch.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities amounted to a value of $12,649,788 or 2.8% of net assets.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f) Par value represents Euro.
(g) Illiquid. At June 30, 2003, this security amounted to $2,218,196 or 0.5% of the net assets.

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $398,475,342) ......................................    $440,708,397
Cash ...............................................................................................         139,613
Receivables
  Investment securities sold .......................................................................      17,841,871
  Interest and dividends ...........................................................................       2,341,740
  Fund shares sold .................................................................................         148,402
Prepaid expenses ...................................................................................             317
                                                                                                        ------------
    Total assets ...................................................................................     461,180,340
                                                                                                        ------------
LIABILITIES
Payables
  Investment securities purchased ..................................................................      14,094,723
  Fund shares repurchased ..........................................................................         454,253
  Investment advisory fee ..........................................................................         213,792
  Printing fee .....................................................................................         114,810
  Administration fee ...............................................................................          28,494
  Financial agent fee ..............................................................................          26,698
  Trustees' fee ....................................................................................           3,505
Accrued expenses ...................................................................................          54,554
                                                                                                        ------------
    Total liabilities ..............................................................................      14,990,829
                                                                                                        ------------
NET ASSETS .........................................................................................    $446,189,511
                                                                                                        ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $437,389,624
  Undistributed net investment income ..............................................................         605,761
  Accumulated net realized loss ....................................................................     (34,045,696)
  Net unrealized appreciation ......................................................................      42,239,822
                                                                                                        ------------
NET ASSETS .........................................................................................    $446,189,511
                                                                                                        ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................      34,799,238
                                                                                                        ============
Net asset value and offering price per share .......................................................          $12.82
                                                                                                              ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Interest .........................................................................................     $ 5,610,369
  Dividends ........................................................................................       2,080,829
  Foreign taxes withheld ...........................................................................          (1,918)
                                                                                                         -----------
    Total investment income ........................................................................       7,689,280
                                                                                                         -----------
EXPENSES
  Investment advisory fee ..........................................................................       1,246,065
  Administration fee ...............................................................................         165,756
  Financial agent fee ..............................................................................         154,794
  Custodian ........................................................................................          31,851
  Professional .....................................................................................          19,716
  Printing .........................................................................................          16,612
  Trustees .........................................................................................           2,646
  Miscellaneous ....................................................................................          19,628
                                                                                                         -----------
    Total expenses .................................................................................       1,657,068
    Custodian fees paid indirectly .................................................................          (1,041)
                                                                                                         -----------
    Net expenses ...................................................................................       1,656,027
                                                                                                         -----------
NET INVESTMENT INCOME ..............................................................................       6,033,253
                                                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................      (2,935,585)
  Net realized loss on foreign currency transactions ...............................................         (24,848)
  Net change in unrealized appreciation (depreciation) on investments ..............................      33,405,060
  Net change in unrealized appreciation (depreciation) on foreign currency and foreign
    currency transactions ..........................................................................           6,767
                                                                                                         -----------
NET GAIN ON INVESTMENTS ............................................................................      30,451,394
                                                                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................     $36,484,647
                                                                                                         ===========

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/03       YEAR ENDED
                                                                                                     (UNAUDITED)      12/31/02
                                                                                                     ------------   -------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $  6,033,253   $  12,468,362
  Net realized gain (loss) ......................................................................      (2,960,433)    (18,705,563)
  Net change in unrealized appreciation (depreciation) ..........................................      33,411,827     (58,573,674)
                                                                                                     ------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONs ...................................      36,484,647     (64,810,875)
                                                                                                     ------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................................................................      (6,301,161)    (12,665,168)
                                                                                                     ------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....................................      (6,301,161)    (12,665,168)
                                                                                                     ------------   -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,594,368 and 3,667,976 shares, respectively) ..................      19,510,166      46,665,392
  Net asset value of shares issued in conjunction with Plan of Reorganization
    (0 and 17,438,879 shares, respectively) (See Note 9) ........................................              --     236,890,944
  Net asset value of shares issued from reinvestment of distributions
    (510,824 and 1,024,148 shares, respectively) ................................................       6,301,161      12,665,168
  Cost of shares repurchased (4,450,135 and 11,922,692 shares, respectively) ....................     (53,821,904)   (149,545,694)
                                                                                                     ------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................     (28,010,577)    146,675,810
                                                                                                     ------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................       2,172,909      69,199,767
NET ASSETS
  Beginning of period ...........................................................................     444,016,602     374,816,835
                                                                                                     ------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $605,761 AND $873,669,
    RESPECTIVELY) ...............................................................................    $446,189,511   $ 444,016,602
                                                                                                     ============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                        SIX MONTHS
                                                           ENDED                          YEAR ENDED DECEMBER 31,
                                                          6/30/03         -----------------------------------------------------
                                                        (UNAUDITED)        2002         2001(3)      2000       1999      1998
                                                        -----------       ------       --------     ------     ------    ------
Net asset value, beginning of period .................    $11.95          $13.92       $14.25       $16.18     $15.65    $14.12
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .......................      0.17            0.35         0.36(1)      0.44       0.36      0.29
  Net realized and unrealized gain (loss) ............      0.88           (1.96)       (0.11)       (0.33)      1.36      2.57
                                                          ------          ------       ------       ------     ------    ------
    TOTAL FROM INVESTMENT OPERATIONS .................      1.05           (1.61)        0.25         0.11       1.72      2.86
                                                          ------          ------       ------       ------     ------    ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...............     (0.18)          (0.36)       (0.35)       (0.43)     (0.36)    (0.28)
  Distributions from net realized gains ..............        --              --        (0.23)       (1.61)     (0.83)    (1.05)
                                                          ------          ------       ------       ------     ------    ------
    TOTAL DISTRIBUTIONS ..............................     (0.18)          (0.36)       (0.58)       (2.04)     (1.19)    (1.33)
                                                          ------          ------       ------       ------     ------    ------
CHANGE IN NET ASSET VALUE ............................      0.87           (1.97)       (0.33)       (1.93)      0.53      1.53
                                                          ------          ------       ------       ------     ------    ------
NET ASSET VALUE, END OF PERIOD .......................    $12.82          $11.95       $13.92       $14.25     $16.18    $15.65
                                                          ======          ======       ======       ======     ======    ======
Total return .........................................      8.82%(5)      (11.58)%       1.87%        0.58%     11.26%    20.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ................  $446,190        $444,017     $374,817     $414,013   $476,709  $480,897
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses .................................      0.77%(2)(4)     0.70%(2)     0.71%(2)     0.70%      0.70%     0.68%
  Net investment income ..............................      2.80%(4)        2.73%        2.56%        2.65%      2.21%     1.97%
Portfolio turnover ...................................        49%(5)          78%          44%          60%        65%      139%

(1) Computed using average shares outstanding.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended December 31, 2001 to decrease the ratio of net investment income to average net assets from 2.60% to 2.56%. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES      VALUE
                                                         ------   -----------
COMMON STOCKS--53.1%
UNITED STATES--53.1%
  Abbott Laboratories (Pharmaceuticals) ..............      900   $    39,384
  Altria Group, Inc. (Tobacco) .......................    4,225       191,984
  Amerada Hess Corp. (Integrated Oil & Gas) ..........      300        14,754
  American Electric Power Co., Inc. (Electric
    Utilities) .......................................    3,400       101,422
  AOL Time Warner, Inc. (Movies & Entertainment) (b) .    3,850        61,946
  Archer Daniels Midland Co. (Agricultural Products) .    1,785        22,973
  Ashland, Inc. (Oil & Gas Refining, Marketing &
    Transportation) ..................................      550        16,874
  AT&T Corp. (Integrated Telecommunication Services) .      380         7,315
  Avaya, Inc. (Communications Equipment) (b) .........    5,000        32,300
  Bank of America Corp. (Diversified Banks) ..........    3,700       292,411
  BellSouth Corp. (Integrated Telecommunication
    Services) ........................................    1,375        36,616
  Bristol-Myers Squibb Co. (Pharmaceuticals) .........    2,480        67,332
  Cabot Corp. (Diversified Chemicals) ................      650        18,655
  Cendant Corp. (Diversified Commercial Services) (b)     2,800        51,296
  ChevronTexaco Corp. (Integrated Oil & Gas) .........      640        46,208
  Chubb Corp. (The) (Property & Casualty Insurance) ..    2,400       144,000
  CIGNA Corp. (Managed Health Care) ..................      600        28,164
  Cisco Systems, Inc. (Communications Equipment) (b) .    8,100       135,189
  Citigroup, Inc. (Other Diversified Financial
    Services) ........................................    4,130       176,764
  Coca-Cola Co. (The) (Soft Drinks) ..................    1,300        60,333
  Comcast Corp. Class A (Broadcasting & Cable TV) (b)     2,714        81,909
  Comcast Corp. Special Class A (Broadcasting &
    Cable TV) (b) ....................................      900        25,947
  ConocoPhillips (Integrated Oil & Gas) ..............    3,300       180,840
  Cooper Industries Ltd. Class A (Electrical
    Components & Equipment) ..........................      700        28,910
  Dell Computer Corp. (Computer Hardware) (b) ........    1,400        44,744
  Delphi Corp. (Auto Parts & Equipment) ..............    1,400        12,082
  Donnelley (R.R.) & Sons Co. (Commercial Printing) ..    2,600        67,964
  Dow Chemical Co. (The) (Diversified Chemicals) .....    1,744        53,994
  Du Pont (E.I.) de Nemours & Co. (Diversified
    Chemicals) .......................................    1,500        62,460
  Eastman Chemical Co. (Diversified Chemicals) .......      300         9,501
  Eaton Corp. (Industrial Machinery) .................      500        39,305
  Electronic Data Systems Corp. (Data Processing &
    Outsourced Services) .............................      600        12,870
  Energizer Holdings, Inc. (Household Products) (b) ..    1,000        31,400
  Entergy Corp. (Electric Utilities) .................    2,700       142,506
  Exxon Mobil Corp. (Integrated Oil & Gas) ...........    4,500       161,595
  Fannie Mae (Thrifts & Mortgage Finance) ............    1,675       112,962
  Federated Department Stores, Inc. (Department
    Stores) ..........................................      500        18,425
  FleetBoston Financial Corp. (Diversified Banks) ....    1,081        32,117
  General Electric Co. (Industrial Conglomerates) ....    8,600       246,648
  Georgia-Pacific Corp. (Paper Products) .............    2,850        54,007
  Goodrich Corp. (Aerospace & Defense) ...............      825        17,325
  Guidant Corp. (Health Care Equipment) ..............      900        39,951
  Hewlett-Packard Co. (Computer Hardware) ............    8,850       188,505
  Home Depot, Inc. (The) (Home Improvement Retail) ...    1,700        56,304
  Intel Corp. (Semiconductors) .......................    4,600        95,606
  International Business Machines Corp. (Computer
    Hardware) ........................................    1,400       115,500
  International Paper Co. (Paper Products) ...........      300        10,719
  Johnson & Johnson (Pharmaceuticals) ................    2,350       121,495
  Jones Apparel Group, Inc. (Apparel, Accessories &
    Luxury Goods) (b) ................................      700        20,482
  KeyCorp (Regional Banks) ...........................    3,550        89,708
  Lear Corp. (Auto Parts & Equipment) (b) ............    1,250        57,525
  Leggett & Platt, Inc. (Home Furnishings) ...........    2,700        55,350
  Lehman Brothers Holdings, Inc. (Investment Banking
    & Brokerage) .....................................    1,000        66,480


                                                         SHARES      VALUE
                                                         ------   -----------
UNITED STATES--CONTINUED
  Lilly (Eli) & Co. (Pharmaceuticals) ................      805   $    55,521
  May Department Stores Co. (The) (Department Stores)     1,500        33,390
  McDonald's Corp. (Restaurants) .....................      900        19,854
  MeadWestvaco Corp. (Paper Products) ................    1,330        32,851
  Merck & Co., Inc. (Pharmaceuticals) ................    2,300       139,265
  MetLife, Inc. (Life & Health Insurance) ............    4,175       118,236
  MGIC Investment Corp. (Thrifts & Mortgage Finance) .      400        18,656
  Microsoft Corp. (Systems Software) .................    6,600       169,026
  Morgan Stanley (Investment Banking & Brokerage) ....      700        29,925
  National City Corp. (Regional Banks) ...............    1,000        32,710
  Norfolk Southern Corp. (Railroads) .................    5,600       107,520
  Office Depot, Inc. (Specialty Stores) (b) ..........    2,100        30,471
  Oracle Corp. (Systems Software) (b) ................    4,000        48,080
  Oxford Health Plans, Inc. (Managed Health Care) (b)       700        29,421
  Parker-Hannifin Corp. (Industrial Machinery) .......      800        33,592
  PepsiCo, Inc. (Soft Drinks) ........................    1,200        53,400
  Pfizer, Inc. (Pharmaceuticals) .....................    7,190       245,538
  PPG Industries, Inc. (Diversified Chemicals) .......      500        25,370
  Procter & Gamble Co. (The) (Household Products) ....      700        62,426
  Pulte Homes, Inc. (Homebuilding) ...................    2,000       123,320
  Qwest Communications International, Inc. (Integrated
    Telecommunication Services) (b) ..................   22,500       107,550
  Reliant Resources, Inc. (Multi-Utilities &
    Unregulated Power) (b) ...........................    5,400        33,102
  Safeway, Inc. (Food Retail) (b) ....................    1,000        20,460
  Sara Lee Corp. (Packaged Foods & Meats) ............    1,300        24,453
  SBC Communications, Inc. (Integrated
    Telecommunication Services) ......................    3,200        81,760
  Schering-Plough Corp. (Pharmaceuticals) ............    3,100        57,660
  Sears, Roebuck and Co. (Department Stores) .........      700        23,548
  Sempra Energy (Gas Utilities) ......................    4,000       114,120
  Smurfit-Stone Container Corp. (Paper Packaging) (b)     1,200        15,636
  Solectron Corp. (Electronic Manufacturing
    Services) (b) ....................................    1,700         6,358
  Sonoco Products Co. (Paper Packaging) ..............      900        21,618
  Sprint Corp. (FON Group) (Integrated
    Telecommunication Services) ......................    3,000        43,200
  Sprint Corp. (PCS Group) (Wireless Telecommunication
    Services) (b) ....................................    8,000        46,000
  Stanley Works (The) (Household Appliances) .........    2,500        69,000
  SUPERVALU, Inc. (Food Distributors) ................      500        10,660
  Tech Data Corp. (Technology Distributors) (b) ......      500        13,355
  Tellabs, Inc. (Communications Equipment) (b) .......    2,800        18,396
  Torchmark Corp. (Life & Health Insurance) ..........      500        18,625
  Travelers Property Casualty Corp. Class A
    (Property & Casualty Insurance) ..................    7,283       115,800
  Travelers Property Casualty Corp. Class B (Property
    & Casualty Insurance) ............................      171         2,697
  Tyson Foods, Inc. Class A (Packaged Foods & Meats) .    2,100        22,302
  U.S. Bancorp (Diversified Banks) ...................    2,165        53,043
  UST, Inc. (Tobacco) ................................    1,000        35,030
  V. F. Corp. (Apparel, Accessories & Luxury Goods) ..      800        27,176
  Valero Energy Corp. (Oil & Gas Refining, Marketing &
    Transportation) ..................................      950        34,514
  Verizon Communications, Inc. (Integrated
    Telecommunication Services) ......................    1,300        51,285
  Wachovia Corp. (Diversified Banks) .................    1,000        39,960
  Wal-Mart Stores, Inc. (Hypermarkets & Super Centers)      700        37,569
  Washington Mutual, Inc. (Thrifts & Mortgage Finance)    5,325       219,923
  Whirlpool Corp. (Household Appliances) .............      600        38,220
  Wyeth (Pharmaceuticals) ............................    1,200        54,660
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $7,146,519) ................................     6,767,308
                                                                  -----------

                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                                                         SHARES      VALUE
                                                         ------   -----------
FOREIGN COMMON STOCKS--45.7%
AUSTRALIA--1.2%
  Australia and New Zealand Banking Group Ltd.
    (Diversified Banks) ..............................    7,600   $    94,855
  Qantas Airways Ltd. (Airlines) .....................   28,100        61,625
                                                                  -----------
                                                                      156,480
                                                                  -----------
AUSTRIA--0.2%
  OMV AG (Oil & Gas Refining, Marketing &
    Transportation) ..................................      250        30,035
                                                                  -----------
BELGIUM--0.5%
  Agfa Gevaert NV (Office Electronics) ...............    1,400        29,726
  KBC Bankverzekeringsholding (Diversified Banks) ....    1,000        39,262
                                                                  -----------
                                                                       68,988
                                                                  -----------
BERMUDA--1.2%
  PartnerRe Ltd. (Reinsurance) .......................    2,000       102,220
  XL Capital Ltd. Class A (Property & Casualty
    Insurance) .......................................      600        49,800
                                                                  -----------
                                                                      152,020
                                                                  -----------
CANADA--5.0%
  Bank of Montreal (Diversified Banks) ...............        1            14
  Bank of Nova Scotia (Diversified Banks) ............    5,451       241,108
  BCE, Inc. (Integrated Telecommunication Services) ..      716        16,367
  Magna International, Inc. (Auto Parts & Equipment) .    1,719       114,785
  Petro-Canada (Integrated Oil & Gas) ................    1,700        67,512
  Royal Bank of Canada (Diversified Banks) ...........    3,200       135,136
  Talisman Energy, Inc. (Oil & Gas Exploration &
    Production) ......................................    1,250        56,578
                                                                  -----------
                                                                      631,500
                                                                  -----------
FINLAND--0.5%
  Fortum Oyj (Oil & Gas Exploration & Production) ....    4,000        32,062
  Nokia Oyj (Communications Equipment) ...............    2,000        32,934
                                                                  -----------
                                                                       64,996
                                                                  -----------
FRANCE--6.1%
  Assurances Generales de France (Property & Casualty
    Insurance) .......................................    2,600       107,097
  Aventis SA (Pharmaceuticals) .......................    2,550       140,294
  BNP Paribas SA (Diversified Banks) .................    2,200       111,791
  Compagnie de Saint-Gobain (Building Products) ......    3,600       141,674
  Orange SA (Wireless Telecommunication Services) (b)     6,600        58,586
  PSA Peugeot Citroen (Automobile Manufacturers) .....    2,460       119,494
  Societe Generale Class A (Diversified Banks) .......    1,550        98,252
                                                                  -----------
                                                                      777,188
                                                                  -----------
GERMANY--3.6%
  Altana AG (Health Care Supplies) ...................      500        31,292
  AMB Generali Holding AG (Property & Casualty
    Insurance) .......................................      470        30,278
  Celanese AG (Oil & Gas Equipment & Services) .......    1,350        32,556
  E.ON AG (Electric Utilities) .......................      500        25,637
  Hannover Rueckversicherungs AG (Property &
    Casualty Insurance) ..............................    2,300        59,427
  Heidelberger Zement AG (Construction Materials) (b)     1,354        29,589
  Siemens AG (Aerospace & Defense) ...................    1,325        64,894
  Volkswagen AG (Automobile Manufacturers) ...........    4,400       184,929
                                                                  -----------
                                                                      458,602
                                                                  -----------
IRELAND--0.7%
  Allied Irish Banks plc (Diversified Banks) .........    3,656        54,620
  Bank of Ireland (Diversified Banks) ................    2,500        30,173
                                                                  -----------
                                                                       84,793
                                                                  -----------


                                                         SHARES      VALUE
                                                         ------   -----------
ITALY--1.7%
  ENI SpA (Integrated Oil & Gas) .....................   12,150   $   183,753
  Parmalat Finanziaria SpA (Packaged Foods & Meats) ..   11,000        34,611
                                                                  -----------
                                                                      218,364
                                                                  -----------
JAPAN--7.7%
  Canon, Inc. (Office Electronics) ...................    5,000       229,440
  Hitachi Ltd. (Aerospace & Defense) .................    6,000        25,434
  Honda Motor Co. Ltd. (Automobile Manufacturers) ....    3,900       147,783
  Mitsui Chemicals, Inc. (Oil & Gas Equipment &
    Services) ........................................    4,000        18,488
  Mitsui O.S.K. Lines Ltd. (Marine) ..................   16,000        48,636
  Nippon Meat Packers, Inc. (Packaged Foods & Meats) .    7,000        66,109
  Nissan Motor Co. Ltd. (Automobile Manufacturers) ...   21,000       200,775
  Promise Co. Ltd. (Consumer Finance) ................    3,000       112,180
  Sumitomo Mitsui Financial Group, Inc. (Diversified
    Banks) ...........................................                    873
  Takefuji Corp. (Consumer Finance) ..................    1,500        77,826
  Tohoku Electric Power Co., Inc. (Electric Utilities)    1,900        28,102
  Tokyo Electric Power Co., Inc. (The) (Electric
    Utilities) .......................................    1,100        21,024
                                                                  -----------
                                                                      976,670
                                                                  -----------
LUXEMBOURG--0.8%
  Arcelor (Steel) (c) ................................    7,900        91,989
  Arcelor (Steel) (d) ................................    1,066        12,437
                                                                  -----------
                                                                      104,426
                                                                  -----------
NETHERLANDS--2.1%
  DSM NV (Oil & Gas Equipment & Services) ............    3,500       147,585
  Koninklijke (Royal) Philips Electronics NV
    (Aerospace & Defense) ............................    1,300        24,722
  Royal Dutch Petroleum Co. (Integrated Oil & Gas) ...    1,650        76,586
  Wolters Kluwer NV (Publishing & Printing) ..........    1,638        19,750
                                                                  -----------
                                                                      268,643
                                                                  -----------
NORWAY--0.2%
  Norske Skogindustrier ASA (Paper Products) .........    1,300        19,450
                                                                  -----------
SINGAPORE--0.5%
  Singapore Airlines Ltd. (Airlines) .................   10,600        62,600
                                                                  -----------
SPAIN--1.1%
  Banco Santander Central Hispano SA (Diversified
    Banks) ...........................................    6,200        54,323
  Grupo Dragados SA (Construction & Engineering) .....    2,342        47,146
  Telefonica SA (Integrated Telecommunication
    Services) (b) ....................................    3,395        39,415
                                                                  -----------
                                                                      140,884
                                                                  -----------
SWEDEN--2.0%
  Autoliv, Inc. (Auto Parts & Equipment) .............      950        25,726
  Autoliv, Inc. SDR (Auto Parts & Equipment) .........    1,000        26,921
  Electrolux AB (Household Appliances) ...............    5,100       100,663
  Svenska Cellulosa AB Series B (Household Products) .    2,900        99,083
                                                                  -----------
                                                                      252,393
                                                                  -----------
SWITZERLAND--0.8%
  Novartis AG Registered Shares (Pharmaceuticals) ....    2,700       106,841
                                                                  -----------
UNITED KINGDOM--9.8%
  AstraZeneca plc (Pharmaceuticals) ..................    1,200        48,119
  Avia plc (Property & Casualty Insurance) ...........    8,900        61,793
  BP plc (Integrated Oil & Gas) ......................   13,300        92,233
  British American Tobacco plc (Tobacco) .............    6,600        74,876
  BT Group plc (Integrated Telecommunication
    Services).........................................    5,100        17,147
  GlaxoSmithKline plc (Pharmaceuticals) ..............    8,246       166,417
  Intercontinental Hotels (Hotels, Resorts & Cruise
    Lines) (b) .......................................    9,067        64,337
  Lloyds TSB Group plc (Multi-Sector Holdings) .......    3,700        26,269


                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                                                         SHARES      VALUE
                                                         ------   -----------
UNITED KINGDOM--CONTINUED
  Persimmon plc (Homebuilding) .......................    2,200   $    17,317
  Royal & Sun Alliance Insurance Group plc (Property
    & Casualty Insurance) ............................   28,600        65,483
  Safeway plc (Food Retail) ..........................   25,857       109,871
  Shell Transport & Trading Co. plc (Integrated Oil &
    Gas) .............................................    3,200        21,122
  Trinity plc (Publishing & Printing) ................    4,100        29,059
  Unilever plc (Packaged Foods & Meats) ..............    4,500        35,829
  Vodafone Group plc (Wireless Telecommunication
    Services) ........................................  119,400       233,480
  Whitbread plc (Restaurants) ........................   11,400       127,545
  Wolseley plc (Office Services & Supplies) ..........    5,741        63,497
                                                                  -----------
                                                                    1,254,394
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $5,621,759) ................................     5,829,267
                                                                  -----------
TOTAL INVESTMENTS--98.8%
  (Identified cost $12,768,278) ...............................    12,596,575(a)
  Other assets and liabilities, net--1.2% .....................       150,734
                                                                  -----------
NET ASSETS--100.0% ............................................   $12,747,309
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,237,935 and gross depreciation of $1,427,810 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $12,786,450.
(b) Non-income producing.
(c) Shares traded on Paris Exchange.
(d) Shares traded on Madrid Exchange.

                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Aerospace & Defense ....................................................   1.1%
Agricultural Products ..................................................   0.2
Airlines ...............................................................   1.0
Apparel, Accessories & Luxury Goods ....................................   0.4
Auto Parts & Equipment .................................................   1.9
Automobile Manufacturers ...............................................   5.2
Broadcasting & Cable TV ................................................   0.9
Building Products ......................................................   1.1
Commercial Printing ....................................................   0.5
Communications Equipment ...............................................   1.7
Computer Hardware ......................................................   2.8
Construction & Engineering .............................................   0.4
Construction Materials .................................................   0.2
Consumer Finance .......................................................   1.5
Data Processing & Outsourced Services ..................................   0.1
Department Stores ......................................................   0.6
Diversified Banks ......................................................  10.1
Diversified Chemicals ..................................................   1.3
Diversified Commercial Services ........................................   0.4
Electric Utilities .....................................................   2.5
Electrical Components & Equipment ......................................   0.2
Electronic Manufacturing Services ......................................   0.0
Food Distributors ......................................................   0.1
Food Retail ............................................................   1.0
Gas Utilities ..........................................................   0.9
Health Care Equipment ..................................................   0.3
Health Care Supplies ...................................................   0.2
Home Furnishings .......................................................   0.4
Home Improvement Retail ................................................   0.4
Homebuilding ...........................................................   1.1
Hotels, Resorts & Cruise Lines .........................................   0.5
Household Appliances ...................................................   1.6
Household Products .....................................................   1.5
Hypermarkets & Super Centers ...........................................   0.3
Industrial Conglomerates ...............................................   2.0
Industrial Machinery ...................................................   0.6


Integrated Oil & Gas ...................................................   6.7%
Integrated Telecommunication Services ..................................   3.2
Investment Banking & Brokerage .........................................   0.8
Life & Health Insurance ................................................   1.1
Managed Health Care ....................................................   0.5
Marine .................................................................   0.4
Movies & Entertainment .................................................   0.5
Multi-Sector Holdings ..................................................   0.2
Multi-Utilities & Unregulated Power ....................................   0.3
Office Electronics .....................................................   2.1
Office Services & Supplies .............................................   0.5
Oil & Gas Equipment & Services .........................................   1.6
Oil & Gas Exploration & Production .....................................   0.7
Oil & Gas Refining, Marketing & Transportation .........................   0.6
Other Diversified Financial Services ...................................   1.4
Packaged Foods & Meats .................................................   1.5
Paper Packaging ........................................................   0.3
Paper Products .........................................................   0.9
Pharmaceuticals ........................................................   9.9
Property & Casualty Insurance ..........................................   5.1
Publishing & Printing ..................................................   0.4
Railroads ..............................................................   0.9
Regional Banks .........................................................   1.0
Reinsurance ............................................................   0.8
Restaurants ............................................................   1.2
Semiconductors .........................................................   0.8
Soft Drinks ............................................................   0.9
Specialty Stores .......................................................   0.2
Steel ..................................................................   0.8
Systems Software .......................................................   1.7
Technology Distributors ................................................   0.1
Thrifts & Mortgage Finance .............................................   2.8
Tobacco ................................................................   2.4
Wireless Telecommunication Services ....................................   2.7
                                                                         -----
                                                                         100.0%
                                                                         =====

                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $12,768,278) .......................................    $12,596,575
Cash ...............................................................................................        123,952
Foreign currency at value (Identified cost $60,263) ................................................         60,769
Receivables
  Dividends ........................................................................................         24,787
  Tax reclaim ......................................................................................         12,693
  Receivable from adviser ..........................................................................          1,909
  Fund shares sold .................................................................................          1,039
Prepaid expenses ...................................................................................              7
                                                                                                        -----------
    Total assets ...................................................................................     12,821,731
                                                                                                        -----------
LIABILITIES
Payables
  Fund shares repurchased ..........................................................................          6,693
  Professional fee .................................................................................         29,656
  Printing fee .....................................................................................         16,728
  Custodian fee ....................................................................................         10,939
  Financial agent fee ..............................................................................          3,812
  Trustees' fee ....................................................................................          3,043
  Administration fee ...............................................................................            811
Accrued expenses ...................................................................................          2,740
                                                                                                        -----------
    Total liabilities ..............................................................................         74,422
                                                                                                        -----------
NET ASSETS .........................................................................................    $12,747,309
                                                                                                        ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $13,481,180
  Undistributed net investment income ..............................................................        107,848
  Accumulated net realized loss ....................................................................       (672,557)
  Net unrealized depreciation ......................................................................       (169,162)
                                                                                                        -----------
NET ASSETS .........................................................................................    $12,747,309
                                                                                                        ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................      1,391,900
                                                                                                        ===========
Net asset value and offering price per share .......................................................          $9.16
                                                                                                              =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................     $  196,961
  Interest .........................................................................................            229
  Foreign taxes withheld ...........................................................................        (15,051)
                                                                                                         ----------
    Total investment income ........................................................................        182,139
                                                                                                         ----------
EXPENSES
  Investment advisory fee ..........................................................................         48,957
  Financial agent fee ..............................................................................         21,408
  Administration fee ...............................................................................          4,188
  Professional .....................................................................................         18,356
  Custodian ........................................................................................         15,989
  Trustees .........................................................................................          2,646
  Printing .........................................................................................          1,337
  Miscellaneous ....................................................................................          6,426
                                                                                                         ----------
    Total expenses .................................................................................        119,307
    Less expenses borne by investment adviser ......................................................        (56,750)
                                                                                                         ----------
    Net expenses ...................................................................................         62,557
                                                                                                         ----------
NET INVESTMENT INCOME ..............................................................................        119,582
                                                                                                         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................       (136,198)
  Net realized gain on foreign currency transactions ...............................................         10,814
  Net change in unrealized appreciation (depreciation) on investments ..............................      1,417,504
  Net change in unrealized appreciation (depreciation) on foreign currency and foreign
    currency transactions ..........................................................................           (470)
                                                                                                         ----------
NET GAIN ON INVESTMENTS ............................................................................      1,291,650
                                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................     $1,411,232
                                                                                                         ==========

                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/03      YEAR ENDED
                                                                                                     (UNAUDITED)     12/31/02
                                                                                                     -----------    -----------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $   119,582    $   107,727
  Net realized gain (loss) ......................................................................       (125,384)      (539,572)
  Net change in unrealized appreciation (depreciation) ..........................................      1,417,034     (1,195,023)
                                                                                                     -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................      1,411,232     (1,626,868)
                                                                                                     -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................................................................        (13,882)      (103,277)
  Net realized short-term gains .................................................................             --            (27)
                                                                                                     -----------    -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....................................        (13,882)      (103,304)
                                                                                                     -----------    -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (269,541 and 536,540 shares, respectively) ......................      2,281,018      4,804,967
  Net asset value of shares issued from reinvestment of distributions (1,507 and 12,737 shares,
    respectively) ...............................................................................         13,882        103,304
  Cost of shares repurchased (131,937 and 216,966 shares, respectively) .........................     (1,084,424)    (1,838,932)
                                                                                                     -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................      1,210,476      3,069,339
                                                                                                     -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................      2,607,826      1,339,167
NET ASSETS
  Beginning of period ...........................................................................     10,139,483      8,800,316
                                                                                                     -----------    -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $107,848 AND $2,148,
    RESPECTIVELY) ...............................................................................    $12,747,309    $10,139,483
                                                                                                     ===========    ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                SIX MONTHS        YEAR ENDED
                                                                                   ENDED          DECEMBER 31,     FROM INCEPTION
                                                                                  6/30/03      -----------------     11/20/00 TO
                                                                                (UNAUDITED)     2002       2001       12/31/00
                                                                                -----------    ------     ------   --------------
Net asset value, beginning of period ........................................     $ 8.09       $ 9.56     $10.42       $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..............................................       0.09         0.09       0.09         0.02
  Net realized and unrealized gain (loss) ...................................       0.99        (1.48)     (0.80)        0.41
                                                                                  ------       ------     ------       ------
    TOTAL FROM INVESTMENT OPERATIONS ........................................       1.08        (1.39)     (0.71)        0.43
                                                                                  ------       ------     ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income ......................................      (0.01)       (0.08)     (0.09)       (0.01)
  Distributions from net realized gains .....................................         --           --(4)   (0.06)          --
                                                                                  ------       ------     ------       ------
    TOTAL DISTRIBUTIONS .....................................................      (0.01)       (0.08)     (0.15)       (0.01)
                                                                                  ------       ------     ------       ------
CHANGE IN NET ASSET VALUE ...................................................       1.07        (1.47)     (0.86)        0.42
                                                                                  ------       ------     ------       ------
NET ASSET VALUE, END OF PERIOD ..............................................     $ 9.16       $ 8.09     $ 9.56       $10.42
                                                                                  ======       ======     ======       ======
Total return ................................................................      13.28%(2)   (14.47)%    (6.84)%       4.35%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) .......................................    $12,747      $10,139     $8,800       $7,687
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3) .....................................................       1.15%(1)     1.13%      1.05%        1.05%(1)
  Net investment income .....................................................       2.20%(1)     1.10%      1.02%        1.12%(1)
Portfolio turnover ..........................................................         10%(2)       38%        24%           0%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.19%, 2.57%, 2.80% and 5.41% for the periods ended June 30, 2003, December 31, 2002, 2001 and 2000, respectively.
(4) Amount is less than $0.01.

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES      VALUE
                                                        -------   -----------
COMMON STOCKS--95.3%
AGRICULTURAL PRODUCTS--1.7%
  Corn Products International, Inc. ..................   37,000   $ 1,111,110
                                                                  -----------
APPAREL, ACCESSORIES & LUXURY GOODS--1.3%
  Jones Apparel Group, Inc. (b) ......................   30,000       877,800
                                                                  -----------
AUTO PARTS & EQUIPMENT--4.8%
  American Axle & Manufacturing Holdings, Inc. (b) ...   37,000       884,300
  BorgWarner, Inc. ...................................   15,500       998,200
  Dana Corp. .........................................   40,600       469,336
  Modine Manufacturing Co. ...........................   41,000       794,170
                                                                  -----------
                                                                    3,146,006
                                                                  -----------
CASINOS & GAMING--1.5%
  Park Place Entertainment Corp. (b) .................  106,000       963,540
                                                                  -----------
COMMUNICATIONS EQUIPMENT--5.1%
  Adaptec, Inc. (b) ..................................  147,300     1,145,994
  ADC Telecommunications, Inc. (b) ...................   33,300        77,522
  Andrew Corp. (b) ...................................   90,000       828,000
  Corning, Inc. (b) ..................................   51,100       377,629
  Tellabs, Inc. (b) ..................................  142,500       936,225
                                                                  -----------
                                                                    3,365,370
                                                                  -----------
CONSTRUCTION MATERIALS--1.3%
  Texas Industries, Inc. .............................   34,600       823,480
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--4.1%
  PACCAR, Inc. .......................................   15,400     1,040,424
  Terex Corp. (b) ....................................   85,000     1,659,201
                                                                  -----------
                                                                    2,699,625
                                                                  -----------
DEPARTMENT STORES--1.5%
  Federated Department Stores, Inc. ..................   27,500     1,013,375
                                                                  -----------
DISTRIBUTORS--2.3%
  Genuine Parts Co. ..................................   10,900       348,909
  Hughes Supply, Inc. ................................   34,000     1,179,800
                                                                  -----------
                                                                    1,528,709
                                                                  -----------
DIVERSIFIED CHEMICALS--1.4%
  FMC Corp. (b) ......................................   41,300       934,619
                                                                  -----------
DIVERSIFIED COMMERCIAL SERVICES--1.1%
  Deluxe Corp. .......................................   16,000       716,800
                                                                  -----------
DIVERSIFIED METALS & MINING--2.0%
  Peabody Energy Corp. ...............................   40,000     1,343,600
                                                                  -----------
ELECTRIC UTILITIES--10.6%
  Constellation Energy Group, Inc. ...................   34,400     1,179,920
  Northeast Utilities ................................   66,700     1,116,558
  OGE Energy Corp. ...................................   52,500     1,121,925
  PNM Resources, Inc. ................................   54,500     1,457,875
  Puget Energy, Inc. .................................   54,200     1,293,754
  WPS Resources Corp. ................................   21,000       844,200
                                                                  -----------
                                                                    7,014,232
                                                                  -----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.9%
  Cooper Industries Ltd. Class A .....................   30,000     1,239,000
                                                                  -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
  Vishay Intertechnology, Inc. (b) ...................   15,078       199,030
                                                                  -----------


                                                         SHARES      VALUE
                                                        -------   -----------
ELECTRONIC MANUFACTURING SERVICES--2.5%
  KEMET Corp. (b) ....................................  106,500   $ 1,075,650
  Solectron Corp. (b) ................................  154,400       577,456
                                                                  -----------
                                                                    1,653,106
                                                                  -----------
FOOD DISTRIBUTORS--1.1%
  SUPERVALU, Inc. ....................................   35,000       746,200
                                                                  -----------
HEALTH CARE EQUIPMENT--0.2%
  Apogent Technologies, Inc. (b) .....................    6,200       124,000
                                                                  -----------
HOMEBUILDING--5.3%
  Centex Corp. .......................................    8,200       637,878
  Pulte Homes, Inc. ..................................   25,000     1,541,500
  Standard Pacific Corp. .............................   40,000     1,326,400
                                                                  -----------
                                                                    3,505,778
                                                                  -----------
INDUSTRIAL MACHINERY--7.3%
  Flowserve Corp. (b) ................................    6,800       133,756
  Harsco Corp. .......................................   30,000     1,081,500
  Kennametal, Inc. ...................................   32,000     1,082,880
  Lincoln Electric Holdings, Inc. ....................   39,000       795,990
  Parker-Hannifin Corp. ..............................   24,000     1,007,760
  Reliance Steel & Aluminum Co. ......................   35,000       724,500
                                                                  -----------
                                                                    4,826,386
                                                                  -----------
INTEGRATED OIL & GAS--1.1%
  Amerada Hess Corp. .................................   14,800       727,864
                                                                  -----------
INTEGRATED TELECOMMUNICATION SERVICES--0.7%
  Qwest Communications International, Inc. (b) .......  100,000       478,000
                                                                  -----------
LEISURE PRODUCTS--1.6%
  Brunswick Corp. ....................................   43,000     1,075,860
                                                                  -----------
MANAGED HEALTH CARE--2.3%
  Health Net, Inc. (b) ...............................   14,800       487,660
  PacifiCare Health Systems, Inc. (b) ................   21,200     1,045,796
                                                                  -----------
                                                                    1,533,456
                                                                  -----------
METAL & GLASS CONTAINERS--1.4%
  Ball Corp. .........................................   21,000       955,710
                                                                  -----------
MULTI-UTILITIES & UNREGULATED POWER--1.0%
  Reliant Resources, Inc. (b) ........................   59,200       362,896
  Sierra Pacific Resources (b) .......................   55,000       326,700
                                                                  -----------
                                                                      689,596
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--1.5%
  SEACOR SMIT, Inc. (b) ..............................   27,800     1,014,422
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--1.2%
  Kerr-McGee Corp. ...................................   18,000       806,400
                                                                  -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.6%
  Valero Energy Corp. ................................   29,300     1,064,469
                                                                  -----------
PACKAGED FOODS & MEATS--1.0%
  Smithfield Foods, Inc. (b) .........................   30,000       687,600
                                                                  -----------
PAPER PACKAGING--0.4%
  Temple-Inland, Inc. ................................    5,500       236,005
                                                                  -----------
PAPER PRODUCTS--1.3%
  MeadWestvaco Corp. .................................   34,600       854,620
                                                                  -----------
PUBLISHING & PRINTING--1.3%
  Reader's Digest Association, Inc. (The) ............   63,000       849,240
                                                                  -----------

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                                                         SHARES      VALUE
                                                        -------   -----------
REGIONAL BANKS--6.5%
  Banknorth Group, Inc. ..............................   38,800   $   990,176
  Hibernia Corp. Class A .............................   27,000       490,320
  Popular, Inc. ......................................   15,000       578,850
  Silicon Valley Bancshares (b) ......................   24,000       571,440
  UnionBanCal Corp. ..................................   23,500       972,195
  Whitney Holding Corp. ..............................   21,000       671,370
                                                                  -----------
                                                                    4,274,351
                                                                  -----------
REITS--4.5%
  Avalonbay Communities, Inc. ........................   23,600     1,006,304
  FelCor Lodging Trust, Inc. .........................   57,500       451,375
  Mack-Cali Realty Corp. .............................   14,300       520,234
  Post Properties, Inc. ..............................   37,000       980,500
                                                                  -----------
                                                                    2,958,413
                                                                  -----------
SPECIALTY CHEMICALS--2.8%
  Crompton Corp. .....................................   93,000       655,650
  Cytec Industries, Inc. (b) .........................   36,000     1,216,800
                                                                  -----------
                                                                    1,872,450
                                                                  -----------
SPECIALTY STORES--3.4%
  AutoNation, Inc. (b) ...............................   65,800     1,034,376
  Group 1 Automotive, Inc. (b) .......................   37,500     1,215,375
                                                                  -----------
                                                                    2,249,751
                                                                  -----------
TECHNOLOGY DISTRIBUTORS--1.6%
  Arrow Electronics, Inc. (b) ........................   18,900       288,036
  Avnet, Inc. (b) ....................................   22,800       289,104
  Tech Data Corp. (b) ................................   18,000       480,780
                                                                  -----------
                                                                    1,057,920
                                                                  -----------
THRIFTS & MORTGAGE FINANCE--2.1%
  Commercial Federal Corp. ...........................   28,000       593,600
  Washington Federal, Inc. ...........................   32,899       760,954
                                                                  -----------
                                                                    1,354,554
                                                                  -----------
TOBACCO--0.7%
  Universal Corp. ....................................   10,200       431,460
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $66,785,262) ...............................    63,003,907
                                                                  -----------


                                                         SHARES      VALUE
                                                        -------   -----------
FOREIGN COMMON STOCKS--2.8%
COMMUNICATIONS EQUIPMENT--2.0%
  Nortel Networks Corp. (Canada) (b) .................  500,000   $ 1,350,000
                                                                  -----------
REINSURANCE--0.8%
  PartnerRe Ltd. (Bermuda) ...........................    9,700       495,767
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,032,696) ................................     1,845,767
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--98.1%
  (Identified cost $67,817,958) ...............................    64,849,674
                                                                  -----------
SHORT-TERM OBLIGATIONS--3.0%
MONEY MARKET MUTUAL FUNDS--3.0%
  SSgA Money Market Fund (0.80% seven day
    effective yield) .................................2,003,411     2,003,411
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,003,411) ................................     2,003,411
                                                                  -----------
TOTAL INVESTMENTS--101.1%
  (Identified cost $69,821,369) ...............................    66,853,085(a)
  Other assets and liabilities, net--(1.1)% ...................      (723,818)
                                                                  -----------
NET ASSETS--100.0% ............................................   $66,129,267
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $6,611,869 and gross depreciation of $9,668,172 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $69,909,388.
(b) Non-income producing.

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $69,821,369) .......................................    $66,853,085
Receivables
  Dividends and interest ...........................................................................        101,633
  Fund shares sold .................................................................................         44,317
Prepaid expenses ...................................................................................             41
                                                                                                        -----------
    Total assets ...................................................................................     66,999,076
                                                                                                        -----------
LIABILITIES
Payables
  Investment securities purchased ..................................................................        577,263
  Fund shares repurchased ..........................................................................        150,036
  Investment advisory fee ..........................................................................         52,035
  Financial agent fee ..............................................................................          5,392
  Administration fee ...............................................................................          4,255
  Trustees' fee ....................................................................................          3,506
Accrued expenses ...................................................................................         77,322
                                                                                                        -----------
    Total liabilities ..............................................................................        869,809
                                                                                                        -----------
NET ASSETS .........................................................................................    $66,129,267
                                                                                                        ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $67,167,650
  Undistributed net investment income ..............................................................        161,041
  Accumulated net realized gain ....................................................................      1,768,860
  Net unrealized depreciation ......................................................................     (2,968,284)
                                                                                                        -----------
NET ASSETS .........................................................................................    $66,129,267
                                                                                                        ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................      6,442,776
                                                                                                        ===========
Net asset value and offering price per share .......................................................         $10.26
                                                                                                             ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................     $  539,248
  Interest .........................................................................................          9,743
  Foreign tax withheld .............................................................................           (600)
                                                                                                         ----------
    Total investment income ........................................................................        548,391
                                                                                                         ----------
EXPENSES
  Investment advisory fee ..........................................................................        312,859
  Financial agent fee ..............................................................................         35,781
  Administration fee ...............................................................................         22,943
  Printing .........................................................................................         12,731
  Professional .....................................................................................         12,246
  Custodian ........................................................................................          8,130
  Trustees .........................................................................................          2,646
  Miscellaneous ....................................................................................          7,383
                                                                                                         ----------
    Total expenses .................................................................................        414,719
    Less expenses borne by investment adviser ......................................................        (27,369)
                                                                                                         ----------
    Net expenses ...................................................................................        387,350
                                                                                                         ----------
NET INVESTMENT INCOME ..............................................................................        161,041
                                                                                                         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities ..................................................................      1,770,932
  Net change in unrealized appreciation (depreciation) on investments ..............................      4,904,841
                                                                                                         ----------
NET GAIN ON INVESTMENTS ............................................................................      6,675,773
                                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................     $6,836,814
                                                                                                         ==========

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/03      YEAR ENDED
                                                                                                     (UNAUDITED)     12/31/02
                                                                                                     -----------    -----------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $   161,041    $   695,282
  Net realized gain (loss) ......................................................................      1,770,932      4,502,849
  Net change in unrealized appreciation (depreciation) ..........................................      4,904,841    (13,626,673)
                                                                                                     -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................      6,836,814     (8,428,542)
                                                                                                     -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................................................................             --       (535,391)
  Net realized short-term gains .................................................................             --     (1,933,833)
  Net realized long-term gains ..................................................................       (252,661)    (2,770,524)
                                                                                                     -----------    -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....................................       (252,661)    (5,239,748)
                                                                                                     -----------    -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,100,904 and 4,565,225 shares, respectively) ..................     10,182,926     51,050,931
  Net asset value of shares issued from reinvestment of distributions (24,334 and 561,799 shares,
    respectively) ...............................................................................        252,661      5,239,748
  Cost of shares repurchased (1,347,746 and 2,886,177 shares, respectively) .....................    (12,179,292)   (29,889,804)
                                                                                                     -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................     (1,743,705)    26,400,875
                                                                                                     -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................      4,840,448     12,732,585
NET ASSETS
  Beginning of period ...........................................................................     61,288,819     48,556,234
                                                                                                     -----------    -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $161,041 AND
    $0, RESPECTIVELY) ...........................................................................    $66,129,267    $61,288,819
                                                                                                     ===========    ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                        SIX MONTHS                                                     FROM
                                                           ENDED                YEAR ENDED DECEMBER 31,              INCEPTION
                                                          6/30/03      -----------------------------------------     3/2/98 TO
                                                        (UNAUDITED)     2002       2001        2000        1999      12/31/98
                                                        -----------    ------     ------      ------      ------     ---------
Net asset value, beginning of period .................    $ 9.20       $10.97     $ 9.07      $ 7.82      $ 8.84       $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .......................      0.02         0.10       0.13        0.06        0.11         0.03(2)
  Net realized and unrealized gain (loss) ............      1.08        (1.02)      1.95        1.25       (1.02)       (1.16)
                                                          ------       ------     ------      ------      ------       ------
    TOTAL FROM INVESTMENT OPERATIONS .................      1.10        (0.92)      2.08        1.31       (0.91)       (1.13)
                                                          ------       ------     ------      ------      ------       ------
LESS DISTRIBUTIONS
Dividends from net investment income .................        --        (0.10)     (0.13)      (0.06)      (0.11)       (0.03)
Distributions from net realized gains ................     (0.04)       (0.75)     (0.05)         --          --           --
                                                          ------       ------     ------      ------      ------       ------
    TOTAL DISTRIBUTIONS ..............................     (0.04)       (0.85)     (0.18)      (0.06)      (0.11)       (0.03)
                                                          ------       ------     ------      ------      ------       ------
CHANGE IN NET ASSET VALUE ............................      1.06        (1.77)      1.90        1.25       (1.02)       (1.16)
                                                          ------       ------     ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD .......................    $10.26       $ 9.20     $10.97      $ 9.07      $ 7.82       $ 8.84
                                                          ======       ======     ======      ======      ======       ======
Total return .........................................     12.05%(5)    (8.55)%    22.98%      16.89%     (10.28)%     (11.37)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ................   $66,129      $61,289    $48,556     $14,758      $8,635       $7,896
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ..............................      1.30%(4)     1.28%      1.20%(3)    1.20%(3)    1.20%        1.20%(4)
  Net investment income . ............................      0.54%(4)     1.12%      1.72%       0.95%       1.40%        0.52%(4)
Portfolio turnover ...................................        14%(5)       44%        28%        128%         29%          21%(5)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.39%, 1.40%, 1.54%, 2.39%, 2.58% and 2.77% for the periods ended June 30, 2003,
    December 31, 2002, 2001, 2000, 1999 and 1998, respectively.
(2) Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) Annualized.
(5) Not annualized.

                       See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES      VALUE
                                                        -------   -----------
COMMON STOCKS--96.5%
AEROSPACE & DEFENSE--2.1%
  Curtiss-Wright Corp. ...............................    1,000   $    63,200
  Esterline Technologies Corp. (b) ...................   12,500       217,625
  Hexcel Corp. (b) ...................................    9,200        29,440
  Moog, Inc. Class A (b) .............................   12,550       436,112
                                                                  -----------
                                                                      746,377
                                                                  -----------
AGRICULTURAL PRODUCTS--1.1%
  Corn Products International, Inc. ..................   13,000       390,390
                                                                  -----------
APPAREL, ACCESSORIES & LUXURY GOODS--1.5%
  Kellwood Co. .......................................   16,000       506,080
                                                                  -----------
AUTO PARTS & EQUIPMENT--5.9%
  American Axle & Manufacturing Holdings, Inc. (b) ...   18,400       439,760
  ArvinMeritor, Inc. .................................   30,725       620,030
  BorgWarner, Inc. ...................................    8,100       521,640
  Dana Corp. .........................................   10,200       117,912
  Modine Manufacturing Co. ...........................   17,700       342,849
                                                                  -----------
                                                                    2,042,191
                                                                  -----------
AUTOMOBILE MANUFACTURERS--0.7%
  Thor Industries, Inc. ..............................    5,700       232,674
                                                                  -----------
CASINOS & GAMING--2.9%
  Aztar Corp. (b) ....................................   33,800       544,518
  Park Place Entertainment Corp. (b) .................   49,800       452,682
                                                                  -----------
                                                                      997,200
                                                                  -----------
COMMERCIAL PRINTING--0.5%
  Bowne & Co., Inc. ..................................   14,800       192,844
                                                                  -----------
COMMUNICATIONS EQUIPMENT--3.1%
  Adaptec, Inc. (b) ..................................   40,000       311,200
  ADC Telecommunications, Inc. (b) ...................  156,700       364,798
  Andrew Corp. (b) ...................................   42,100       387,320
                                                                  -----------
                                                                    1,063,318
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--0.8%
  Quantum Corp. (b) ..................................    5,000        20,250
  SBS Technologies, Inc. (b) .........................   25,500       250,690
                                                                  -----------
                                                                      270,940
                                                                  -----------
CONSTRUCTION MATERIALS--1.4%
  Texas Industries, Inc. .............................   20,000       476,000
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.5%
  Terex Corp. (b) ....................................   45,100       880,352
                                                                  -----------
CONSUMER FINANCE--1.4%
  PFF Bancorp, Inc. ..................................   12,200       471,530
                                                                  -----------
DISTRIBUTORS--1.6%
  Hughes Supply, Inc. ................................   16,200       562,140
                                                                  -----------
DIVERSIFIED CHEMICALS--1.4%
  FMC Corp. (b) ......................................   21,600       488,808
                                                                  -----------
DIVERSIFIED COMMERCIAL SERVICES--1.1%
  Deluxe Corp. .......................................    8,705       389,984
                                                                  -----------
DIVERSIFIED METALS & MINING--3.2%
  Peabody Energy Corp. ...............................   13,600       456,824
  RTI International Metals, Inc. (b) .................   61,000       660,630
                                                                  -----------
                                                                    1,117,454
                                                                  -----------
DRUG RETAIL--1.0%
  Duane Reade, Inc. (b) ..............................   24,700       364,325
                                                                  -----------


                                                         SHARES      VALUE
                                                        -------   -----------
ELECTRIC UTILITIES--5.6%
  Northeast Utilities ................................   29,050   $   486,297
  PNM Resources, Inc. ................................   26,500       708,875
  Unisource Energy Corp. .............................   24,200       454,960
  WPS Resources Corp. ................................    7,000       281,400
                                                                  -----------
                                                                    1,931,532
                                                                  -----------
ELECTRICAL COMPONENTS & EQUIPMENT--2.3%
  C&D Technologies, Inc. .............................    9,200       132,112
  Penn Engineering & Manufacturing Corp. .............   21,000       286,650
  Regal Beloit Corp. .................................   19,600       374,360
                                                                  -----------
                                                                      793,122
                                                                  -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.6%
  Vishay Intertechnology, Inc. (b) ...................   15,445       203,874
                                                                  -----------
ELECTRONIC MANUFACTURING SERVICES--2.0%
  CTS Corp. ..........................................   33,200       346,940
  KEMET Corp. (b) ....................................   36,000       363,600
                                                                  -----------
                                                                      710,540
                                                                  -----------
HEALTH CARE EQUIPMENT--1.2%
  Apogent Technologies, Inc. (b) .....................    3,100        62,000
  CONMED Corp. (b) ...................................   20,000       365,200
                                                                  -----------
                                                                      427,200
                                                                  -----------
HEALTH CARE FACILITIES--1.2%
  Universal Health Services, Inc. Class B (b) ........   10,900       431,858
                                                                  -----------
HOMEBUILDING--3.9%
  Pulte Homes, Inc. ..................................   10,800       665,928
  Standard Pacific Corp. .............................   21,100       699,676
                                                                  -----------
                                                                    1,365,604
                                                                  -----------
HOTELS, RESORTS & CRUISE LINES--1.1%
  Prime Hospitality Corp. (b) ........................   56,050       376,095
                                                                  -----------
HOUSEWARES & SPECIALTIES--0.3%
  Russ Berrie & Co., Inc. ............................    2,800       102,228
                                                                  -----------
INDUSTRIAL MACHINERY--9.0%
  Flowserve Corp. (b) ................................   31,900       627,473
  Gardner Denver, Inc. (b) ...........................   24,000       491,040
  Harsco Corp. .......................................   13,300       479,465
  JLG Industries, Inc. ...............................   50,600       344,080
  Kennametal, Inc. ...................................    9,000       304,560
  Lincoln Electric Holdings, Inc. ....................   18,250       372,483
  Reliance Steel & Aluminum Co. ......................   17,000       351,900
  Wolverine Tube, Inc. (b) ...........................   28,800       164,736
                                                                  -----------
                                                                    3,135,737
                                                                  -----------
LEISURE PRODUCTS--0.7%
  Brunswick Corp. ....................................   10,500       262,710
                                                                  -----------
MANAGED HEALTH CARE--1.3%
  PacifiCare Health Systems, Inc. (b) ................    9,000       443,970
                                                                  -----------
MARINE--0.4%
  Alexander & Baldwin, Inc. ..........................    5,500       145,915
                                                                  -----------
MULTI-LINE INSURANCE--0.7%
  American National Insurance Co. ....................    2,700       233,261
                                                                  -----------
MULTI-UTILITIES & UNREGULATED POWER--1.6%
  Reliant Resources, Inc. (b) ........................   70,600       432,778
  Sierra Pacific Resources (b) .......................   23,000       136,620
                                                                  -----------
                                                                      569,398
                                                                  -----------

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                                                         SHARES      VALUE
                                                        -------   -----------
OIL & GAS EQUIPMENT & SERVICES--1.1%
  SEACOR SMIT, Inc. (b) ..............................   10,200   $   372,198
  Seitel, Inc. (b) ...................................   20,400         4,488
                                                                  -----------
                                                                      376,686
                                                                  -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--4.1%
  Frontier Oil Corp. .................................   23,500       357,200
  OMI Corp. (b) ......................................   43,600       268,576
  Tesoro Petroleum Corp. (b) .........................   45,500       313,040
  Valero Energy Corp. ................................   13,100       475,923
                                                                  -----------
                                                                    1,414,739
                                                                  -----------
PACKAGED FOODS & MEATS--1.0%
  Smithfield Foods, Inc. (b) .........................   15,400       352,968
                                                                  -----------
PAPER PACKAGING--1.6%
  Rock-Tenn Co. Class A ..............................   33,000       559,350
                                                                  -----------
PERSONAL PRODUCTS--0.3%
  Playtex Products, Inc. (b) .........................   16,000       102,720
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--1.0%
  Harleysville Group, Inc. ...........................   15,400       354,508
                                                                  -----------
PUBLISHING & PRINTING--1.4%
  Reader's Digest Association, Inc. (The) ............   36,300       489,324
                                                                  -----------
REGIONAL BANKS--0.9%
  Silicon Valley Bancshares (b) ......................   12,800       304,768
                                                                  -----------
REITS--6.1%
  Avalonbay Communities, Inc. ........................    2,400       102,336
  FelCor Lodging Trust, Inc. .........................   19,500       153,075
  Koger Equity, Inc. .................................   32,300       556,529
  Post Properties, Inc. ..............................   16,200       429,300
  RFS Hotel Investors, Inc. ..........................   37,100       457,072
  Summit Properties, Inc. ............................   20,500       423,325
                                                                  -----------
                                                                    2,121,637
                                                                  -----------
SPECIALTY CHEMICALS--0.9%
  Crompton Corp. .....................................   42,700       301,035
                                                                  -----------
SPECIALTY STORES--4.5%
  Foot Locker, Inc. ..................................   34,400       455,800
  Group 1 Automotive, Inc. (b) .......................   18,800       609,308
  Sonic Automotive, Inc. (b) .........................   22,550       494,071
                                                                  -----------
                                                                    1,559,179
                                                                  -----------
STEEL--3.0%
  Commercial Metals Co. ..............................   37,800       672,462
  GrafTech International Ltd. (b) ....................   42,200       229,990
  Quanex Corp. .......................................    5,000       148,600
                                                                  -----------
                                                                    1,051,052
                                                                  -----------
TECHNOLOGY DISTRIBUTORS--0.3%
  Avnet, Inc. (b) ....................................    7,800        98,904
                                                                  -----------
THRIFTS & MORTGAGE FINANCE--2.0%
  Commercial Federal Corp. ...........................   12,000       254,400
  Washington Federal, Inc. ...........................   18,632       430,958
                                                                  -----------
                                                                      685,358
                                                                  -----------
TOBACCO--2.0%
  Schweitzer-Mauduit International, Inc. .............   16,125       389,258
  Universal Corp. ....................................    7,000       296,100
                                                                  -----------
                                                                      685,358
                                                                  -----------


                                                         SHARES      VALUE
                                                        -------   -----------
TRUCKING--2.2%
  Arkansas Best Corp. ................................   18,600   $   442,494
  Dollar Thrifty Automotive Group, Inc. (b) ..........   16,600       307,930
                                                                  -----------
                                                                      750,424
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $35,631,622) ...............................    33,533,661
                                                                  -----------
FOREIGN COMMON STOCKS--0.9%
REINSURANCE--0.9%
  PartnerRe Ltd. (Bermuda) ...........................    5,900       301,549
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $294,849) ..................................       301,549
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--97.4%
  (Identified cost $35,926,471) ...............................    33,835,210
                                                                  -----------
SHORT-TERM OBLIGATIONS--2.7%
MONEY MARKET MUTUAL FUNDS--2.7%
  SSgA Money Market Fund (0.80% seven day
    effective yield) .................................  934,286       934,286
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $934,286) ..................................       934,286
                                                                  -----------
TOTAL INVESTMENTS--100.1%
  (Identified cost $36,860,757) ...............................    34,769,496(a)
  Other assets and liabilities, net--(0.1)% ...................       (40,879)
                                                                  -----------
NET ASSETS--100.0% ............................................   $34,728,617
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,315,129 and gross depreciation of $5,360,544 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $36,814,911.
(b) Non-income producing.

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $36,860,757) .......................................    $34,769,496
Receivables
  Investment securities sold .......................................................................        106,115
  Dividends and interest ...........................................................................         32,204
  Fund shares sold .................................................................................         15,135
Prepaid expenses ...................................................................................             21
                                                                                                        -----------
    Total assets ...................................................................................     34,922,971
                                                                                                        -----------
LIABILITIES
Payables
  Investment securities purchased ..................................................................         17,050
  Fund shares repurchased ..........................................................................         76,894
  Printing fee .....................................................................................         33,091
  Professional fee .................................................................................         29,205
  Investment advisory fee ..........................................................................         21,801
  Financial agent fee ..............................................................................          4,975
  Administration fee ...............................................................................          3,506
  Trustees' fee ....................................................................................          2,260
Accrued expenses ...................................................................................          5,572
                                                                                                        -----------
    Total liabilities ..............................................................................        194,354
                                                                                                        -----------
NET ASSETS .........................................................................................    $34,728,617
                                                                                                        ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $36,671,729
  Undistributed net investment income ..............................................................         59,980
  Accumulated net realized gain ....................................................................         88,169
  Net unrealized depreciation ......................................................................     (2,091,261)
                                                                                                        -----------
NET ASSETS .........................................................................................    $34,728,617
                                                                                                        ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................      2,975,892
                                                                                                        ===========
Net asset value and offering price per share .......................................................         $11.67
                                                                                                             ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................     $  255,816
  Interest .........................................................................................          6,064
                                                                                                         ----------
    Total investment income ........................................................................        261,880
                                                                                                         ----------
EXPENSES
  Investment advisory fee ..........................................................................        167,628
  Financial agent fee ..............................................................................         28,135
  Administration fee ...............................................................................         12,293
  Professional .....................................................................................         16,290
  Printing .........................................................................................          9,344
  Custodian ........................................................................................          7,671
  Trustees .........................................................................................          2,645
  Miscellaneous ....................................................................................          6,832
                                                                                                         ----------
    Total expenses .................................................................................        250,838
    Less expenses borne by investment adviser ......................................................        (43,297)
    Custodian fees paid indirectly .................................................................             (2)
                                                                                                         ----------
    Net expenses ...................................................................................        207,539
                                                                                                         ----------
NET INVESTMENT INCOME ..............................................................................         54,341
                                                                                                         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities ..................................................................        125,101
  Net change in unrealized appreciation (depreciation) on investments ..............................      3,242,362
                                                                                                         ----------
NET GAIN ON INVESTMENTS ............................................................................      3,367,463
                                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................     $3,421,804
                                                                                                         ==========

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/03       YEAR ENDED
                                                                                                     (UNAUDITED)      12/31/02
                                                                                                     -----------    ------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $    54,341    $    255,755
  Net realized gain (loss) ......................................................................        125,101       1,673,151
  Net change in unrealized appreciation (depreciation) ..........................................      3,242,362      (6,554,536)
                                                                                                     -----------    ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................      3,421,804      (4,625,630)
                                                                                                     -----------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................................................................             --        (164,196)
  Net realized short-term gains .................................................................       (167,020)       (904,499)
  Net realized long-term gains ..................................................................        (98,460)       (572,484)
                                                                                                     -----------    ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....................................       (265,480)     (1,641,179)
                                                                                                     -----------    ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (677,604 and 3,185,902 shares, respectively) ....................      7,164,795      39,931,615
  Net asset value of shares issued from reinvestment of distributions (22,653 and 156,602 shares,
    respectively) ...............................................................................        265,480       1,641,179
  Cost of shares repurchased (862,983 and 1,629,813 shares, respectively) .......................     (8,825,847)    (19,569,748)
                                                                                                     -----------    ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................     (1,395,572)     22,003,046
                                                                                                     -----------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................      1,760,752      15,736,237
NET ASSETS
  Beginning of period ...........................................................................     32,967,865      17,231,628
                                                                                                     -----------    ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $59,980 AND $5,639) ...........    $34,728,617    $ 32,967,865
                                                                                                     ===========    ============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               SIX MONTHS           YEAR ENDED
                                                                                  ENDED             DECEMBER 31,     FROM INCEPTION
                                                                                 6/30/03        ------------------     11/20/00 TO
                                                                               (UNAUDITED)       2002        2001       12/31/00
                                                                               -----------      ------      ------   --------------
Net asset value, beginning of period .......................................      $10.50        $12.08      $10.62       $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .............................................        0.02          0.06        0.07         0.03
  Net realized and unrealized gain .........................................        1.24         (1.09)       1.59         0.62
                                                                                  ------        ------      ------       ------
    TOTAL FROM INVESTMENT OPERATIONS .......................................        1.26         (1.03)       1.66         0.65
                                                                                  ------        ------      ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income .....................................          --         (0.06)      (0.07)       (0.03)
  Distributions from net realized gains ....................................       (0.09)        (0.49)      (0.13)          --
                                                                                  ------        ------      ------       ------
    TOTAL DISTRIBUTIONS ....................................................       (0.09)        (0.55)      (0.20)       (0.03)
                                                                                  ------        ------      ------       ------
CHANGE IN NET ASSET VALUE ..................................................        1.17         (1.58)       1.46         0.62
                                                                                  ------        ------      ------       ------
NET ASSET VALUE, END OF PERIOD .............................................      $11.67        $10.50      $12.08       $10.62
                                                                                  ======        ======      ======       ======
Total return ...............................................................       11.94%(2)     (8.54)%     15.76%        6.44%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ......................................     $34,729       $32,968     $17,232       $2,692
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3) ....................................................        1.30%(1)(4)   1.29%(4)    1.20%(4)     1.20%(1)
  Net investment income ....................................................        0.34%(1)      0.86%       1.12%        2.71%(1)
Portfolio turnover .........................................................          17%(2)        40%         18%           1%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.57%, 1.64%, 2.33% and 13.52% for the periods ended June 30, 2003, December 31, 2002, 2001 and 2000, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES      VALUE
                                                        -------   -----------
COMMON STOCKS--95.5%
ADVERTISING--2.6%
  Lamar Advertising Co. (b) ..........................   41,200   $ 1,450,652
                                                                  -----------
ASSET MANAGEMENT & CUSTODY BANKS--1.3%
  Janus Capital Group, Inc. ..........................   42,000       688,898
                                                                  -----------
BIOTECHNOLOGY--7.0%
  Gilead Sciences, Inc. (b) ..........................   44,250     2,459,415
  MedImmune, Inc. (b) ................................   38,580     1,403,154
                                                                  -----------
                                                                    3,862,569
                                                                  -----------
BROADCASTING & CABLE TV--2.7%
  Univision Communications, Inc. Class A (b) .........   49,370     1,500,848
                                                                  -----------
COMMUNICATIONS EQUIPMENT--1.3%
  Emulex Corp. (b) ...................................   31,400       714,978
                                                                  -----------
COMPUTER & ELECTRONICS RETAIL--3.4%
  Best Buy Co., Inc. (b) .............................   42,730     1,876,701
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--2.5%
  Network Appliance, Inc. (b) ........................   84,690     1,372,825
                                                                  -----------
CONSUMER FINANCE--2.0%
  Providian Financial Corp. (b) ......................  117,260     1,085,828
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--2.5%
  Fiserv, Inc. (b) ...................................   37,720     1,343,209
                                                                  -----------
ELECTRONIC MANUFACTURING SERVICES--5.1%
  Jabil Circuit, Inc. (b) ............................   90,470     1,999,387
  Sanmina-SCI Corp. (b) ..............................  131,180       827,746
                                                                  -----------
                                                                    2,827,133
                                                                  -----------
GENERAL MERCHANDISE STORES--2.0%
  Dollar Tree Stores, Inc. (b) .......................   34,790     1,103,887
                                                                  -----------
HEALTH CARE DISTRIBUTORS--3.4%
  AmerisourceBergen Corp. ............................   26,980     1,871,063
                                                                  -----------
HEALTH CARE EQUIPMENT--5.7%
  Becton, Dickinson and Co. ..........................   45,990     1,786,711
  Stryker Corp. ......................................   18,980     1,316,643
                                                                  -----------
                                                                    3,103,354
                                                                  -----------
INDUSTRIAL MACHINERY--2.5%
  ITT Industries, Inc. ...............................   20,980     1,373,351
                                                                  -----------
MANAGED HEALTH CARE--3.1%
  WellPoint Health Networks, Inc. (b) ................   19,880     1,675,884
                                                                  -----------
METAL & GLASS CONTAINERS--1.5%
  Ball Corp. .........................................   17,590       800,521
                                                                  -----------
OIL & GAS DRILLING--2.9%
  Noble Corp. (b) ....................................   46,550     1,596,665
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--2.8%
  Cooper Cameron Corp. (b) ...........................   30,960     1,559,765
                                                                  -----------
PERSONAL PRODUCTS--2.4%
  Estee Lauder Cos., Inc. (The) Class A ..............   39,850     1,336,170
                                                                  -----------
PHARMACEUTICALS--2.6%
  Barr Laboratories, Inc. (b) ........................   11,880       778,140
  IVAX Corp. (b) .....................................   36,280       647,598
                                                                  -----------
                                                                    1,425,738
                                                                  -----------


                                                         SHARES      VALUE
                                                        -------   -----------
PUBLISHING & PRINTING--2.4%
  Dow Jones & Co., Inc. ..............................   30,550   $ 1,314,566
                                                                  -----------
REGIONAL BANKS--2.4%
  Charter One Financial, Inc. ........................   42,521     1,325,805
                                                                  -----------
RESTAURANTS--0.3%
  Yum! Brands, Inc. (b) ..............................    5,810       171,744
                                                                  -----------
SEMICONDUCTOR EQUIPMENT--3.6%
  KLA-Tencor Corp. (b) ...............................   42,760     1,987,912
                                                                  -----------
SEMICONDUCTORS--13.3%
  Altera Corp. (b) ...................................  128,870     2,113,468
  Broadcom Corp. Class A (b) .........................   54,000     1,345,140
  Intersil Corp. Class A (b) .........................   54,210     1,442,528
  National Semiconductor Corp. (b) ...................   64,840     1,278,645
  NVIDIA Corp. (b) ...................................   50,100     1,152,801
                                                                  -----------
                                                                    7,332,582
                                                                  -----------
SPECIALTY CHEMICALS--2.5%
  Ecolab, Inc. .......................................   54,580     1,397,248
                                                                  -----------
SPECIALTY STORES--9.0%
  Bed Bath & Beyond, Inc. (b) ........................   34,980     1,357,574
  Staples, Inc. (b) ..................................   65,970     1,210,550
  Weight Watchers International, Inc. (b) ............   28,860     1,312,841
  Williams-Sonoma, Inc. (b) ..........................   37,150     1,084,780
                                                                  -----------
                                                                    4,965,745
                                                                  -----------
THRIFTS & MORTGAGE FINANCE--2.7%
  New York Community Bancorp, Inc. ...................   50,013     1,454,878
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $48,275,765) ...............................    52,520,519
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--95.5%
  (Identified cost $48,275,765) ...............................    52,520,519
                                                                  -----------

                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)
                                               --------   -----
SHORT-TERM OBLIGATIONS--6.7%
COMMERCIAL PAPER--6.7%
  NetJets, Inc. 1.30%, 7/1/03 ...............     A-1+   $2,000     2,000,000
  Merrill Lynch & Co., Inc. 1.10%, 7/2/03 ...     A-1     1,715     1,714,948
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $3,714,948) ................................     3,714,948
                                                                  -----------
TOTAL INVESTMENTS--102.2%
  (Identified cost $51,990,713) ...............................    56,235,467(a)
  Other assets and liabilities, net--(2.2)% ...................    (1,220,063)
                                                                  -----------
NET ASSETS--100.0% ............................................   $55,015,404
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,051,134 and gross depreciation of $1,806,380 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $51,990,713.
(b) Non-income producing.

                        See Notes to Financial Statements

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $51,990,713) .......................................    $56,235,467
Cash ...............................................................................................          3,388
Receivables
  Fund shares sold .................................................................................         22,778
  Dividends and interest ...........................................................................          5,658
Prepaid expenses ...................................................................................             36
                                                                                                        -----------
    Total assets ...................................................................................     56,267,327
                                                                                                        -----------
LIABILITIES
Payables
  Investment securities purchased ..................................................................      1,018,040
  Fund shares repurchased ..........................................................................         97,873
  Printing fee .....................................................................................         55,931
  Investment advisory fee ..........................................................................         32,642
  Professional fee .................................................................................         30,840
  Financial agent fee ..............................................................................          5,978
  Administration fee ...............................................................................          3,509
  Trustees' fee ....................................................................................          3,506
  Accrued expenses .................................................................................          3,604
                                                                                                        -----------
    Total liabilities ..............................................................................      1,251,923
                                                                                                        -----------
NET ASSETS .........................................................................................    $55,015,404
                                                                                                        ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $91,639,427
  Accumulated net investment loss ..................................................................       (168,830)
  Accumulated net realized loss ....................................................................    (40,699,947)
  Net unrealized appreciation ......................................................................      4,244,754
                                                                                                        -----------
NET ASSETS .........................................................................................    $55,015,404
                                                                                                        ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................      5,271,715
                                                                                                        ===========
Net asset value and offering price per share .......................................................         $10.44
                                                                                                             ======



STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................    $    97,224
  Interest .........................................................................................         16,607
                                                                                                        -----------
    Total investment income ........................................................................        113,831
                                                                                                        -----------
EXPENSES
  Investment advisory fee ..........................................................................        196,634
  Financial agent fee ..............................................................................         33,461
  Administration fee ...............................................................................         18,926
  Printing .........................................................................................         16,257
  Professional .....................................................................................         10,648
  Custodian ........................................................................................          7,016
  Trustees .........................................................................................          2,646
  Miscellaneous ....................................................................................          7,159
                                                                                                        -----------
    Total expenses .................................................................................        292,747
    Less expenses borne by investment adviser ......................................................        (10,086)
                                                                                                        -----------
    Net expenses ...................................................................................        282,661
                                                                                                        -----------
NET INVESTMENT LOSS ................................................................................       (168,830)
                                                                                                        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................     (1,308,164)
  Net change in unrealized appreciation (depreciation) on investments ..............................      8,731,075
                                                                                                        -----------
NET GAIN ON INVESTMENTS ............................................................................      7,422,911
                                                                                                        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................    $ 7,254,081
                                                                                                        ===========

                        See Notes to Financial Statements

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/03       YEAR ENDED
                                                                                                     (UNAUDITED)      12/31/02
                                                                                                     -----------    ------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $  (168,830)   $   (379,733)
  Net realized gain (loss) ......................................................................     (1,308,164)    (16,914,317)
  Net change in unrealized appreciation (depreciation) ..........................................      8,731,075      (6,963,041)
                                                                                                     -----------    ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................      7,254,081     (24,257,091)
                                                                                                     -----------    ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (636,592 and 2,059,083 shares, respectively) ....................      6,105,198      24,036,170
  Cost of shares repurchased (699,269 and 1,876,924 shares, respectively) .......................     (6,493,224)    (20,524,588)
                                                                                                     -----------    ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................       (388,026)      3,511,582
                                                                                                     -----------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................      6,866,055     (20,745,509)
NET ASSETS
  Beginning of period ...........................................................................     48,149,349      68,894,858
                                                                                                     -----------    ------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($168,830) AND $0, RESPECTIVELY) ..    $55,015,404    $ 48,149,349
                                                                                                     ===========    ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                     SIX MONTHS                                                         FROM
                                                        ENDED                   YEAR ENDED DECEMBER 31,              INCEPTION
                                                       6/30/03        ------------------------------------------     3/2/98 TO
                                                     (UNAUDITED)       2002        2001        2000        1999       12/31/98
                                                     -----------      ------      ------      ------      ------     ---------
Net asset value, beginning of period ..............    $ 9.03         $13.37      $17.90      $17.28      $12.16       $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2) .................     (0.03)         (0.07)      (0.08)      (0.06)         --         0.01
  Net realized and unrealized gain (loss) .........      1.44          (4.27)      (4.45)       2.51        5.54         2.16
                                                       ------         ------      ------      ------      ------       ------
    TOTAL FROM INVESTMENT OPERATIONS ..............      1.41          (4.34)      (4.53)       2.45        5.54         2.17
                                                       ------         ------      ------      ------      ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income ............        --             --          --          --          --        (0.01)
  Distributions from net realized gains ...........        --             --          --       (1.83)      (0.42)          --
                                                       ------         ------      ------      ------      ------       ------
    TOTAL DISTRIBUTIONS ...........................        --             --          --       (1.83)      (0.42)       (0.01)
                                                       ------         ------      ------      ------      ------       ------
CHANGE IN NET ASSET VALUE .........................      1.41          (4.34)      (4.53)       0.62        5.12         2.16
                                                       ------         ------      ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD ....................    $10.44         $ 9.03      $13.37      $17.90      $17.28       $12.16
                                                       ======         ======      ======      ======      ======       ======
Total return ......................................     15.62%(5)     (32.50)%    (25.28)%     13.75%      45.62%       21.75%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) .............   $55,015        $48,149     $68,895     $71,015     $21,857       $7,897
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ...........................      1.15%(3)(4)    1.11%(3)    1.05%(3)    1.05%       1.05%        1.05%(4)
  Net investment income (loss) ....................     (0.69)%(4)     (0.62)%     (0.52)%     (0.28)%     (0.33)%       0.15%(4)
Portfolio turnover ................................        56%(5)        128%        137%         97%        169%         127%(5)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.19%, 1.14%, 1.10%, 1.19%, 2.04% and 2.82% for the periods ended June 30, 2003,
    December 31, 2002, 2001, 2000, 1999 and 1998, respectively.
(2) Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

                      PHOENIX-SENECA STRATEGIC THEME SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES      VALUE
                                                         ------   -----------
COMMON STOCKS--92.3%
AIR FREIGHT & COURIERS--4.0%
  United Parcel Service, Inc. Class B ................   49,330   $ 3,142,321
                                                                  -----------
BIOTECHNOLOGY--8.1%
  Amgen, Inc. (b) ....................................   43,030     2,858,913
  Gilead Sciences, Inc. (b) ..........................   62,200     3,457,076
                                                                  -----------
                                                                    6,315,989
                                                                  -----------
BROADCASTING & CABLE TV--6.3%
  Clear Channel Communications, Inc. (b) .............   54,600     2,314,494
  Comcast Corp. Class A (b) ..........................   85,870     2,591,557
                                                                  -----------
                                                                    4,906,051
                                                                  -----------
COMMUNICATIONS EQUIPMENT--7.3%
  Cisco Systems, Inc. (b) ............................  197,230     3,291,769
  Motorola, Inc. .....................................  250,060     2,358,066
                                                                  -----------
                                                                    5,649,835
                                                                  -----------
COMPUTER HARDWARE--3.4%
  International Business Machines Corp. ..............   32,500     2,681,250
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--3.6%
  EMC Corp. (b) ......................................  265,120     2,775,806
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--4.0%
  Deere & Co. ........................................   68,720     3,140,504
                                                                  -----------
CONSUMER FINANCE--3.7%
  American Express Co. ...............................   69,300     2,897,433
                                                                  -----------
DIVERSIFIED BANKS--3.7%
  Bank of America Corp. ..............................   36,530     2,886,966
                                                                  -----------
HEALTH CARE EQUIPMENT--6.9%
  Medtronic, Inc. ....................................   61,720     2,960,708
  Zimmer Holdings, Inc. (b) ..........................   53,300     2,401,165
                                                                  -----------
                                                                    5,361,873
                                                                  -----------
HOUSEHOLD PRODUCTS--3.6%
  Procter & Gamble Co. (The) .........................   31,000     2,764,580
                                                                  -----------
INDUSTRIAL CONGLOMERATES--3.6%
  3M Co. .............................................   21,500     2,773,070
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--4.2%
  Goldman Sachs Group, Inc. (The) ....................   38,700     3,241,125
                                                                  -----------
MANAGED HEALTH CARE--4.3%
  WellPoint Health Networks, Inc. (b) ................   39,900     3,363,570
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--3.2%
  Schlumberger Ltd. ..................................   51,700     2,459,369
                                                                  -----------
PHARMACEUTICALS--7.5%
  Lilly (Eli) & Co. ..................................   40,850     2,817,425
  Pfizer, Inc. .......................................   89,300     3,049,595
                                                                  -----------
                                                                    5,867,020
                                                                  -----------


                                                         SHARES      VALUE
                                                         ------   -----------
SEMICONDUCTOR EQUIPMENT--3.9%
  Applied Materials, Inc. (b) ........................  191,270   $ 3,033,542
                                                                  -----------
SEMICONDUCTORS--8.0%
  Intel Corp. ........................................  170,270     3,538,891
  Xilinx, Inc. (b) ...................................  107,380     2,717,788
                                                                  -----------
                                                                    6,256,679
                                                                  -----------
SYSTEMS SOFTWARE--3.0%
  Microsoft Corp. ....................................   90,700     2,322,827
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $69,103,662) ...............................    71,839,810
                                                                  -----------
FOREIGN COMMON STOCKS--3.8%
SEMICONDUCTORS--3.8%
  Taiwan Semiconductor Manufacturing Co. Ltd. ADR
    (Taiwan) (b) .....................................  290,510     2,928,341
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,706,830) ................................     2,928,341
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--96.1%
  (Identified cost $71,810,492) ...............................    74,768,151
                                                                  -----------

                                              STANDARD     PAR
                                              & POOR'S    VALUE
                                               RATING     (000)
                                              --------    -----
SHORT-TERM OBLIGATIONS--4.2%
COMMERCIAL PAPER--4.2%
  Harley-Davidson Funding Corp. 1.07%,
    7/3/03 ..................................    A-1     $  750       749,955
  Receivables Capital Corp. 1.02%, 7/10/03 ..    A-1+       905       904,769
  ABSC Capital Corp. 1.04%, 7/21/03 .........    A-1      1,600     1,599,076
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $3,253,800) ................................     3,253,800
                                                                  -----------
TOTAL INVESTMENTS--100.3%
  (Identified cost $75,064,292) ...............................    78,021,951(a)
  Other assets and liabilities, net--(0.3)% ...................      (197,757)
                                                                  -----------
NET ASSETS--100.0% ............................................   $77,824,194
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,259,742 and gross depreciation of $4,302,083 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $75,064,292.
(b) Non-income producing.

                        See Notes to Financial Statements

                      PHOENIX-SENECA STRATEGIC THEME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $75,064,292) .......................................    $  78,021,951
Receivables
  Investment securities sold .......................................................................        1,739,835
  Dividends and interest ...........................................................................           24,812
  Fund shares sold .................................................................................           17,773
Prepaid expenses ...................................................................................               54
                                                                                                        -------------
    Total assets ...................................................................................       79,804,425
                                                                                                        -------------
LIABILITIES
Cash Overdraft .....................................................................................        1,734,961
Payables
  Fund shares repurchased ..........................................................................           72,223
  Investment advisory fee ..........................................................................           48,598
  Financial agent fee ..............................................................................            7,215
  Administration fee ...............................................................................            4,989
  Trustees' fee ....................................................................................            3,505
Accrued expenses ...................................................................................          108,740
                                                                                                        -------------
    Total liabilities ..............................................................................        1,980,231
                                                                                                        -------------
NET ASSETS .........................................................................................    $  77,824,194
                                                                                                        =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $ 178,661,340
  Accumulated net investment loss ..................................................................         (140,602)
  Accumulated net realized loss ....................................................................     (103,654,203)
  Net unrealized appreciation ......................................................................        2,957,659
                                                                                                        -------------
NET ASSETS .........................................................................................    $  77,824,194
                                                                                                        =============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................        9,328,106
                                                                                                        =============
Net asset value and offering price per share .......................................................            $8.34
                                                                                                                =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................      $   232,136
  Interest .........................................................................................           16,773
                                                                                                          -----------
    Total investment income ........................................................................          248,909
                                                                                                          -----------
EXPENSES
  Investment advisory fee ..........................................................................          270,124
  Financial agent fee ..............................................................................           40,636
  Administration ...................................................................................           27,733
  Printing .........................................................................................           20,934
  Professional .....................................................................................           12,443
  Custodian ........................................................................................            7,437
  Trustees .........................................................................................            2,646
  Miscellaneous ....................................................................................            7,585
                                                                                                          -----------
    Total expenses .................................................................................          389,538
    Custodian fees paid indirectly .................................................................              (27)
                                                                                                          -----------
    Net expenses ...................................................................................          389,511
                                                                                                          -----------
NET INVESTMENT LOSS ................................................................................         (140,602)
                                                                                                          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................          (82,422)
  Net change in unrealized appreciation (depreciation) on investments ..............................       11,514,017
                                                                                                          -----------
NET GAIN ON INVESTMENTS ............................................................................       11,431,595
                                                                                                          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................      $11,290,993
                                                                                                          ===========

                        See Notes to Financial Statements

                      PHOENIX-SENECA STRATEGIC THEME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/03       YEAR ENDED
                                                                                                     (UNAUDITED)      12/31/02
                                                                                                     ------------   ------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $   (140,602)  $   (413,872)
  Net realized gain (loss) ......................................................................         (82,422)   (27,096,470)
  Net change in unrealized appreciation (depreciation) ..........................................      11,514,017    (17,453,053)
                                                                                                     ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................      11,290,993    (44,963,395)
                                                                                                     ------------   ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (830,925 and 1,647,667 shares, respectively) ....................       6,444,310     14,762,286
  Cost of shares repurchased (1,519,263 and 4,398,624 shares, respectively) .....................     (11,375,362)   (38,430,859)
                                                                                                     ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................      (4,931,052)   (23,668,573)
                                                                                                     ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................       6,359,941    (68,631,968)
NET ASSETS
  Beginning of period ...........................................................................      71,464,253    140,096,221
                                                                                                     ------------   ------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($140,602) AND
    $0, RESPECTIVELY) ...........................................................................    $ 77,824,194   $ 71,464,253
                                                                                                     ============   ============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                         SIX MONTHS
                                                            ENDED                        YEAR ENDED DECEMBER 31,
                                                           6/30/03        ----------------------------------------------------
                                                         (UNAUDITED)       2002         2001        2000       1999      1998
                                                         -----------      ------       ------      ------     ------    ------
Net asset value, beginning of period ..................    $ 7.13         $10.97       $15.52      $20.21     $15.40    $11.32
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ........................     (0.02)         (0.04)(2)    (0.04)(2)   (0.07)(2)     --      0.01
  Net realized and unrealized gain (loss) .............      1.23          (3.80)       (4.15)      (2.20)      8.19      5.03
                                                           ------         ------       ------      ------     ------    ------
    TOTAL FROM INVESTMENT OPERATIONS ..................      1.21          (3.84)       (4.19)      (2.27)      8.19      5.04
                                                           ------         ------       ------      ------     ------    ------
LESS DISTRIBUTIONS
  Dividends from net investment income ................        --             --           --          --         --     (0.01)
  Distributions from net realized gains ...............        --             --        (0.36)      (2.42)     (2.91)    (0.95)
  Tax return of capital ...............................        --             --           --          --      (0.47)       --
                                                           ------         ------       ------      ------     ------    ------
    TOTAL DISTRIBUTIONS ...............................        --             --        (0.36)      (2.42)     (3.38)    (0.96)
                                                           ------         ------       ------      ------     ------    ------
CHANGE IN NET ASSET VALUE .............................      1.21          (3.84)       (4.55)      (4.69)      4.81      4.08
                                                           ------         ------       ------      ------     ------    ------
NET ASSET VALUE, END OF PERIOD ........................    $ 8.34         $ 7.13       $10.97      $15.52     $20.21    $15.40
                                                           ======         ======       ======      ======     ======    ======
Total return ..........................................     16.94%(4)     (34.98)%     (27.36)%    (11.46)%    54.98%    44.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) .................   $77,824        $71,464     $140,096    $203,517   $177,351   $75,098
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses ..................................      1.08%(1)(3)    1.00%(1)     0.96%(1)    0.92%     0.97%      0.99%
  Net investment income (loss) ........................     (0.39)%(3)     (0.41)%      (0.30)%     (0.32)%    (0.18)%    (0.01)%
Portfolio turnover ....................................        47%(4)        128%         162%        118%       150%       364%

(1) The ratio of operating expenses to average net assets excludes the effect of expense offsets from custodian fees if expense offsets were included, the ratio would not significantly differ.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

              PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                         SHARES       VALUE
                                                         ------    ----------
COMMON STOCKS--97.7%
AEROSPACE & DEFENSE--2.1%
  Aeroflex, Inc. (b) .................................   16,773    $  129,823
                                                                   ----------
AIRLINES--0.8%
  JetBlue Airways Corp. (b) ..........................    1,127        47,661
                                                                   ----------
APPAREL RETAIL--1.8%
  AnnTaylor Stores Corp. (b) .........................    2,079        60,187
  Gymboree Corp. (The) (b) ...........................    3,048        51,145
                                                                   ----------
                                                                      111,332
                                                                   ----------
APPLICATION SOFTWARE--2.2%
  Autodesk, Inc. .....................................    4,198        67,839
  Kronos, Inc. (b) ...................................    1,364        69,305
                                                                   ----------
                                                                      137,144
                                                                   ----------
ASSET MANAGEMENT & CUSTODY BANKS--1.8%
  Affiliated Managers Group, Inc. (b) ................    1,855       113,062
                                                                   ----------
AUTO PARTS & EQUIPMENT--1.0%
  Gentex Corp. (b) ...................................    2,082        63,730
                                                                   ----------
BIOTECHNOLOGY--5.3%
  Alkermes, Inc. (b) .................................    3,154        33,906
  CV Therapeutics, Inc. (b) ..........................    3,232        95,861
  ICOS Corp. (b) .....................................    1,523        55,970
  Martek Bioscience Corp. (b) ........................      726        31,174
  Myriad Genetics, Inc. (b) ..........................    2,481        33,766
  Protein Design Labs, Inc. (b) ......................    2,674        37,383
  Trimeris, Inc. (b) .................................      809        36,955
                                                                   ----------
                                                                      325,015
                                                                   ----------
BROADCASTING & CABLE TV--4.5%
  Cox Radio, Inc. Class A (b) ........................    2,098        48,485
  Entravision Communications Corp. Class A (b) .......    8,667        98,371
  Radio One, Inc. Class D (b) ........................    7,490       133,097
                                                                   ----------
                                                                      279,953
                                                                   ----------
CASINOS & GAMING--9.0%
  Alliance Gaming Corp. (b) ..........................    8,555       161,775
  Boyd Gaming Corp. (b) ..............................    2,947        50,865
  International Game Technology (b) ..................    1,532       156,770
  Penn National Gaming, Inc. (b) .....................    6,229       128,006
  Station Casinos, Inc. (b) ..........................    2,337        59,009
                                                                   ----------
                                                                      556,425
                                                                   ----------
CATALOG RETAIL--0.8%
  J. Jill Group, Inc. (The) (b) ......................    3,094        52,103
                                                                   ----------
COMMUNICATIONS EQUIPMENT--2.8%
  Advanced Fibre Communications, Inc. (b) ............    2,426        39,471
  Anaren, Inc. (b) ...................................    2,481        23,247
  Netscreen Technologies, Inc. (b) ...................    2,315        52,203
  SafeNet, Inc. (b) ..................................    2,107        58,954
                                                                   ----------
                                                                      173,875
                                                                   ----------
COMPUTER STORAGE & PERIPHERALS--2.1%
  Applied Films Corp. (b) ............................    2,068        53,520
  SanDisk Corp. (b) ..................................    1,817        73,316
                                                                   ----------
                                                                      126,836
                                                                   ----------
CONSUMER ELECTRONICS--2.0%
  Harman International Industries, Inc. ..............    1,583       125,279
                                                                   ----------


                                                         SHARES       VALUE
                                                         ------    ----------
DIVERSIFIED COMMERCIAL SERVICES--5.5%
  Career Education Corp. (b) .........................    2,208    $  151,071
  Education Management Corp. (b) .....................      743        39,513
  Kroll, Inc. (b) ....................................    3,549        96,036
  Sylvan Learning Systems, Inc. (b) ..................    2,394        54,679
                                                                   ----------
                                                                      341,299
                                                                   ----------
HEALTH CARE DISTRIBUTORS--0.5%
  Priority Healthcare Corp. Class B (b) ..............    1,624        30,125
                                                                   ----------
HEALTH CARE EQUIPMENT--6.5%
  American Medical Systems Holdings, Inc. (b) ........    6,565       110,752
  Cyberonics, Inc (b) ................................    1,727        37,148
  Kyphon, Inc. (b) ...................................    2,762        41,761
  Respironics, Inc. (b) ..............................    2,404        90,198
  Therasense, Inc. (b) ...............................    7,907        79,070
  Zoll Medical Corp. (b) .............................    1,324        44,433
                                                                   ----------
                                                                      403,362
                                                                   ----------
HEALTH CARE SERVICES--5.1%
  AdvancePCS (b) .....................................    1,653        63,194
  Caremark Rx, Inc. (b) ..............................    9,869       253,436
                                                                   ----------
                                                                      316,630
                                                                   ----------
INDUSTRIAL MACHINERY--3.5%
  Cuno, Inc. (b) .....................................    1,355        48,943
  Esco Technologies, Inc. ............................    3,783       166,452
                                                                   ----------
                                                                      215,395
                                                                   ----------
INTERNET SOFTWARE & SERVICES--3.4%
  Ask Jeeves, Inc. (b) ...............................    2,177        29,934
  Autobytel, Inc. (b) ................................   11,557        72,115
  LendingTree, Inc. (b) ..............................    4,421       108,226
                                                                   ----------
                                                                      210,275
                                                                   ----------
INVESTMENT BANKING & BROKERAGE--0.6%
  Jefferies Group, Inc. ..............................      756        37,641
                                                                   ----------
LEISURE PRODUCTS--3.0%
  Leapfrog Enterprises, Inc. (b) .....................    1,745        55,509
  Oakley, Inc. (b) ...................................   10,903       128,328
                                                                   ----------
                                                                      183,837
                                                                   ----------
MANAGED HEALTH CARE--3.1%
  Coventry Health Care, Inc. (b) .....................    3,257       150,343
  Wellchoice, Inc. (b) ...............................    1,499        43,891
                                                                   ----------
                                                                      194,234
                                                                   ----------
OIL & GAS DRILLING--0.6%
  Patterson-UTI Energy, Inc. (b) .....................    1,152        37,325
                                                                   ----------
OIL & GAS EQUIPMENT & SERVICES--3.6%
  Grant Prideco, Inc. (b) ............................    4,232        49,726
  Key Energy Services, Inc. (b) ......................    3,888        41,679
  Tidewater, Inc. ....................................    1,903        55,891
  Varco International, Inc. (b) ......................    2,673        52,391
  W-H Energy Services, Inc. (b) ......................    1,214        23,649
                                                                   ----------
                                                                      223,336
                                                                   ----------
OIL & GAS EXPLORATION & PRODUCTION--1.6%
  Energy Partners Ltd. (b) ...........................    1,761        20,340
  Newfield Exploration Co. (b) .......................    1,693        63,572
  Vintage Petroleum, Inc. ............................    1,209        13,637
                                                                   ----------
                                                                       97,549
                                                                   ----------

                        See Notes to Financial Statements

              PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES

                                                         SHARES       VALUE
                                                         ------    ----------
PHARMACEUTICALS--0.5%
  Atrix Laboratories, Inc. (b) .......................    1,394    $   30,654
                                                                   ----------
REGIONAL BANKS--2.0%
  East-West Bancorp, Inc. ............................    1,239        44,777
  Independent Bank Corp. .............................    2,164        48,885
  Southwest Bancorp of Texas, Inc. (b) ...............      952        30,950
                                                                   ----------
                                                                      124,612
                                                                   ----------
RESTAURANTS--4.8%
  Cheesecake Factory, Inc. (The) (b) .................    3,076       110,398
  O' Charley's, Inc. (b) .............................    7,118       153,250
  Ruby Tuesday, Inc. .................................    1,442        35,661
                                                                   ----------
                                                                      299,309
                                                                   ----------
SEMICONDUCTOR EQUIPMENT--4.2%
  ATMI, Inc. (b) .....................................    3,631        90,666
  Lam Research Corp. (b) .............................    2,398        43,668
  Teradyne, Inc. (b) .................................    4,813        83,313
  Varian Semiconductor Equipment Associates, Inc. (b)     1,324        39,402
                                                                   ----------
                                                                      257,049
                                                                   ----------
SEMICONDUCTORS--6.7%
  Advanced Micro Devices, Inc. (b) ...................    4,991        31,992
  Artisan Components, Inc. (b) .......................    2,396        54,174
  Broadcom Corp. Class A (b) .........................    2,209        55,026
  Cree, Inc. (b) .....................................    2,336        38,030
  International Rectifier Corp. (b) ..................    2,924        78,422
  National Semiconductor Corp. (b) ...................    6,171       121,692
  Power Integrations, Inc. (b) .......................    1,337        32,516
                                                                   ----------
                                                                      411,852
                                                                   ----------
SPECIALTY STORES--3.0%
  Hollywood Entertainment Corp. (b) ..................    3,385        58,222
  Michaels Stores, Inc. (b) ..........................    2,069        78,746
  Pier 1 Imports, Inc. ...............................    2,464        50,266
                                                                   ----------
                                                                      187,234
                                                                   ----------
SYSTEMS SOFTWARE--0.8%
  Embarcadero Technologies, Inc. (b) .................    6,761        47,328
                                                                   ----------
THRIFTS & MORTGAGE FINANCE--2.5%
  Hudson River Bancorp, Inc. .........................    2,028        56,622
  New York Community Bancorp, Inc. ...................    3,381        98,353
                                                                   ----------
                                                                      154,975
                                                                   ----------
TOTAL COMMON STOCKS
  (Identified cost $5,130,191) ................................     6,046,259
                                                                   ----------

                                                         SHARES       VALUE
                                                         ------    ----------
FOREIGN COMMON STOCKS--1.6%
SEMICONDUCTOR EQUIPMENT--0.8%
  ASM International NV (Netherlands) (b) .............    3,206    $   47,673
                                                                   ----------
SEMICONDUCTORS--0.8%
  O2Micro International Ltd. (Cayman Islands) (b) ....    3,161        50,924
                                                                   ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $90,086) ...................................        98,597
                                                                   ----------
TOTAL INVESTMENTS--99.3%
  (Identified cost $5,220,277) ................................     6,144,856(a)
  Other assets and liabilities, net--0.7% .....................        45,768
                                                                   ----------
NET ASSETS--100.0% ............................................    $6,190,624
                                                                   ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $996,546 and gross depreciation of $91,828 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $5,240,138.
(b) Non-income producing.

                        See Notes to Financial Statements

              PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $5,220,277) ........................................    $6,144,856
Cash ...............................................................................................       147,057
Receivables
  Investment securities sold .......................................................................        47,806
  Fund shares sold .................................................................................        19,527
  Receivable from adviser ..........................................................................         6,286
  Dividends and interest ...........................................................................           355
                                                                                                        ----------
    Total assets ...................................................................................     6,365,887
                                                                                                        ----------
LIABILITIES
Payables
  Investment securities purchased ..................................................................        94,490
  Fund shares repurchased ..........................................................................        51,142
  Printing fee .....................................................................................        14,938
  Professional fee .................................................................................         4,841
  Trustees' fee ....................................................................................         3,506
  Financial agent fee ..............................................................................         3,447
  Administration fee ...............................................................................           365
Accrued expenses ...................................................................................         2,534
                                                                                                        ----------
    Total liabilities ..............................................................................       175,263
                                                                                                        ----------
NET ASSETS .........................................................................................    $6,190,624
                                                                                                        ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $5,184,799
  Accumulated net investment loss ..................................................................       (12,853)
  Accumulated net realized gain ....................................................................        94,099
  Net unrealized appreciation ......................................................................       924,579
                                                                                                        ----------
NET ASSETS .........................................................................................    $6,190,624
                                                                                                        ==========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................       489,395
                                                                                                        ==========
Net asset value and offering price per share .......................................................        $12.65
                                                                                                            ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................................    $    3,186
  Interest .........................................................................................         1,258
                                                                                                        ----------
    Total investment income ........................................................................         4,444
                                                                                                        ----------
EXPENSES
  Investment advisory fee ..........................................................................        14,702
  Financial agent fee ..............................................................................        19,049
  Administration ...................................................................................         1,332
  Professional .....................................................................................        13,777
  Custodian ........................................................................................         8,036
  Printing .........................................................................................         2,808
  Trustees .........................................................................................         2,646
  Miscellaneous ....................................................................................         6,558
                                                                                                        ----------
    Total expenses .................................................................................        68,908
    Less expenses borne by investment adviser ......................................................       (51,605)
    Custodian fees paid indirectly .................................................................            (6)
                                                                                                        ----------
    Net expenses ...................................................................................        17,297
                                                                                                        ----------
NET INVESTMENT LOSS ................................................................................       (12,853)
                                                                                                        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities ..................................................................       103,876
  Net change in unrealized appreciation (depreciation) on investments ..............................       928,932
                                                                                                        ----------
NET GAIN ON INVESTMENTS ............................................................................     1,032,808
                                                                                                        ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................    $1,019,955
                                                                                                        ==========

                        See Notes to Financial Statements

              PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                    SIX MONTHS
                                                                                                       ENDED      FROM INCEPTION
                                                                                                      6/30/03       8/12/02 TO
                                                                                                    (UNAUDITED)      12/31/02
                                                                                                    -----------   --------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $  (12,853)    $   (4,084)
  Net realized gain (loss) ......................................................................       103,876          4,179
  Net change in unrealized appreciation (depreciation) ..........................................       928,932         (4,353)
                                                                                                     ----------     ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................     1,019,955         (4,258)
                                                                                                     ----------     ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized short-term gains .................................................................        (9,872)            --
                                                                                                     ----------     ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....................................        (9,872)            --
                                                                                                     ----------     ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (324,288 and 196,771 shares, respectively) ......................     3,543,120      1,988,937
  Net asset value of shares issued from reinvestment of distributions (779 and 0 shares,
    respectively) ...............................................................................         9,872             --
  Cost of shares repurchased (31,184 and 1,259 shares, respectively) ............................      (344,147)       (12,983)
                                                                                                     ----------     ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................     3,208,845      1,975,954
                                                                                                     ----------     ----------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................     4,218,928      1,971,696
                                                                                                     ----------     ----------
NET ASSETS
  Beginning of period ...........................................................................     1,971,696             --
                                                                                                     ----------     ----------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($12,853) AND $0, RESPECTIVELY) ...    $6,190,624     $1,971,696
                                                                                                     ==========     ==========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                                SIX MONTHS
                                                                                                   ENDED        FROM INCEPTION
                                                                                                  6/30/03         8/12/02 TO
                                                                                                (UNAUDITED)        12/31/02
                                                                                                -----------     --------------
Net asset value, beginning of period ........................................................      $10.08           $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..............................................................       (0.04)(5)        (0.02)(5)
  Net realized and unrealized gain (loss) ...................................................        2.63             0.10
                                                                                                   ------           ------
    TOTAL FROM INVESTMENT OPERATIONS ........................................................        2.59             0.08
LESS DISTRIBUTIONS
  Distributions from net realized gains .....................................................       (0.02)              --
                                                                                                   ------           ------
    TOTAL DISTRIBUTIONS .....................................................................       (0.02)              --
                                                                                                   ------           ------
CHANGE IN NET ASSET VALUE ...................................................................        2.57             0.08
                                                                                                   ------           ------
NET ASSET VALUE, END OF PERIOD ..............................................................      $12.65           $10.08
                                                                                                   ======           ======
Total return ................................................................................       25.63%(3)         0.85%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .....................................................      $6,191           $1,972
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) .....................................................................        1.00%(2)(4)      1.00%(2)(4)
  Net investment income (loss) ..............................................................       (0.74)%(2)       (0.62)%(2)
Portfolio turnover ..........................................................................          84%(3)           62%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.98% and 9.33% for the periods ended June 30, 2003 and December 31, 2002, respectively.
(2) Annualized.
(3) Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) Computed using average shares outstanding.

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

NOTE 1--ORGANIZATION
    The Phoenix Edge Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is organized with series which are available only to the subaccounts of the Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, and Phoenix Life Separate Accounts B, C and D.

    The Fund is comprised of 33 series (each a "series") each having a distinct investment objective as outlined below:

------------------------------------------------------------------------------------------------------------------------------------
  FUND NAME                                                                 INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series ("Aberdeen International")          High total return consistent with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series ("AIM Mid-Cap Equity")                  Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Enhanced Index Series                          High total return.
  ("Alliance/Bernstein Enhanced Index") (formerly Phoenix-J.P. Morgan
  Research Enhanced Index Series)
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series                          Long-term capital growth.
  ("Alliance/Bernstein Growth + Value")
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series                       Capital appreciation and income with approximately equal
  ("Duff & Phelps Real Estate Securities")                                  emphasis.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series ("Engemann                         Intermediate and long-term capital appreciation with
  Capital Growth")                                                          income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series                            Long-term growth of capital.
  ("Engemann Small & Mid-Cap Growth")
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                                       As high a level of current income as is consistent with
  ("Goodwin Money Market")                                                  the preservation of capital and maintenance of
                                                                            liquidity.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series                          Long-term total return.
  ("Goodwin Multi-Sector Fixed Income")
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Short Term Bond Series                       High current income while attempting to limit changes
  ("Goodwin Multi-Sector Short Term Bond")                                  in the series' net asset value per share caused by
                                                                            interest rate changes.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                                     Long-term capital appreciation. The series has a
  ("Hollister Value Equity")                                                secondary investment objective to seek current income.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                                      Maximum total return consistent with preservation of
  ("Janus Flexible Income")                                                 capital.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Kayne Large-Cap Core Series ("Kayne Large-Cap Core")              Long-term capital appreciation with dividend income as
                                                                            a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Kayne Small-Cap Quality Value Series ("Kayne                      Long-term capital appreciation with dividend income as
  Small-Cap Quality Value")                                                 a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lazard International Equity Select Series                         Long-term capital appreciation.
  ("Lazard International Equity Select")
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lazard Small-Cap Value Series ("Lazard Small-Cap Value")          Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lazard U.S. Multi-Cap Series ("Lazard U.S. Multi-Cap")            Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lord Abbett Bond-Debenture Series                                 High current income and long-term capital appreciation
  ("Lord Abbett Bond-Debenture")                                            to produce a high total return.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lord Abbett Large-Cap Value Series                                Capital appreciation with income as a secondary
  ("Lord Abbett Large-Cap Value")                                           consideration.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lord Abbett Mid-Cap Value Series ("Lord Abbett Mid-Cap Value")    Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series                                 Long-term growth of capital and future income rather
  ("MFS Investors Growth Stock") (formerly Phoenix-Janus Growth             than current income.
  Stock Series)
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series ("MFS Investors Trust")                Long-term growth of capital; secondarily to provide
                                                                            reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series ("MFS Value")                                    Capital appreciation and reasonable income.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Northern Dow 30 Series ("Northern Dow 30")                        Track the total return of the Dow Jones Industrial
  (formerly Phoenix-Deutsche Dow 30 Series)                                 Average(SM) before fund expenses.
------------------------------------------------------------------------------------------------------------------------------------

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2003
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FUND NAME                                                                 INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Northern Nasdaq-100 Index(R) Series                               Track the total return of the NASDAQ 100 Index(R) before
  ("Northern Nasdaq-100 Index(R)")                                          fund expenses.
  (formerly Phoenix-Deutsche Nasdaq-100 Index(R) Series)
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth and Income Series                                 Dividend growth, current income and capital
  ("Oakhurst Growth and Income")                                            appreciation.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series                              High total return over an extended period of time
  ("Oakhurst Strategic Allocation")                                         consistent with prudent investment risk.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series                             Long-term capital growth through investment in equity
  ("Sanford Bernstein Global Value")                                        securities of foreign and U.S. companies.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series                            Long-term capital appreciation. Current income is a
  ("Sanford Bernstein Mid-Cap Value")                                       secondary investment objective.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value Series                          Long-term capital appreciation by investing primarily in
  ("Sanford Bernstein Small-Cap Value")                                     small-capitalization stocks that appear to be
                                                                            undervalued. Current income is a secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                                      Capital appreciation.
  ("Seneca Mid-Cap Growth")
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                                     Long-term capital appreciation.
  ("Seneca Strategic Theme")
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-State Street Research Small-Cap Growth Series                     Long-term capital growth.
  ("State Street Research Small-Cap Growth")
------------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A.  SECURITY VALUATION
    Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

    Certain securities held by the following series were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At June 30, 2003, the total value of securities for which prices were provided by principal market makers represented (approximately) the following percentage of net assets:

      SERIES                                            PERCENTAGE OF NET ASSETS
      ------                                            ------------------------
      Goodwin Multi-Sector Fixed Income ...............            3.1%
      Goodwin Multi-Sector Short Term Bond ............            3.6

    Goodwin Money Market uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the series' net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. The series attempts to maintain a constant net asset value of $10 per share.

B.  SECURITY TRANSACTIONS AND RELATED INCOME
    Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts using the effective interest method. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis.

C.  INCOME TAXES
    Each of the series is treated as a separate taxable entity. It is the policy of each series to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. To the extent that any series does not distribute substantially all of its taxable earnings, it will be subject to a 4% non-deductible excise tax.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2003
                                   (UNAUDITED)

D.  DISTRIBUTIONS TO SHAREHOLDERS
    Distributions are recorded by each series on the ex-dividend date and all distributions are reinvested into the Fund. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, gain/loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E.  FOREIGN CURRENCY TRANSLATION
    Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

F.  FORWARD CURRENCY CONTRACTS
    Certain series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

    A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the series as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the series records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G.  FUTURES CONTRACTS
    Certain series may enter into financial futures contracts as a hedge against anticipated changes in the market value of its portfolio securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into a futures contract, the series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margins" and are recorded by the series as unrealized gains or losses. When the contract is closed, the series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risks to the series are that the change in value of the futures contract may not correspond to the change in value of the hedged instruments and the counterparty may not fulfill its contractual obligations related to the contract.

H.  EXPENSES
    Expenses incurred by the Fund with respect to any two or more series are allocated in proportion to the net assets of each series, except where allocation of direct expense to each series or an alternative allocation method can be more fairly made.

I.  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
    Certain series may engage in when-issued or delayed delivery transactions. The series records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J.  LOAN AGREEMENTS:
    Certain series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The series' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the series may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the series purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2003
                                   (UNAUDITED)

K.  REPURCHASE AGREEMENTS
    A repurchase agreement is a transaction where a series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the series in the event of default by the seller. If the seller defaults and the value of the collateral declines or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

NOTE 3--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
    The advisors to the Fund are Phoenix Investment Counsel, Inc. ("PIC"), Phoenix Variable Advisors, Inc. ("PVA"), and Duff & Phelps Investment Management Co. ("DPIM"). As compensation for their services to the Fund, the advisors are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate series listed below:

                                                                                RATE FOR FIRST    RATE FOR NEXT     RATE FOR OVER
    SERIES                                                          ADVISOR      $250 MILLION     $250 MILLION      $500 MILLION
    ------                                                          -------     --------------    -------------     -------------
    Aberdeen International .......................................    PIC            0.75%            0.70%             0.65%
    AIM Mid-Cap Equity ...........................................    PVA            0.85             0.85              0.85
    Alliance/Bernstein Enhanced Index ............................    PVA            0.45             0.45              0.45
    Alliance/Bernstein Growth + Value ............................    PVA            0.85             0.85              0.85
    Engemann Capital Growth ......................................    PIC            0.70             0.65              0.60
    Engemann Small & Mid-Cap Growth ..............................    PIC            0.90             0.90              0.90
    Goodwin Money Market .........................................    PIC            0.40             0.35              0.30
    Goodwin Multi-Sector Fixed Income ............................    PIC            0.50             0.45              0.40
    Goodwin Multi-Sector Short Term Bond .........................    PIC            0.50(2)          0.45(2)           0.40(2)
    Hollister Value Equity .......................................    PIC            0.70             0.65              0.60
    Janus Flexible Income ........................................    PVA            0.80             0.80              0.80
    Kayne Large-Cap Core .........................................    PIC            0.70             0.70              0.70
    Kayne Small-Cap Quality Value ................................    PIC            0.90             0.90              0.90
    Lazard International Equity Select ...........................    PVA            0.90             0.90              0.90
    Lazard Small-Cap Value .......................................    PVA            0.90             0.90              0.90
    Lazard U.S. Multi-Cap ........................................    PVA            0.80             0.80              0.80
    Lord Abbett Bond-Debenture ...................................    PVA            0.75             0.75              0.75
    Lord Abbett Large-Cap Value ..................................    PVA            0.75             0.75              0.75
    Lord Abbett Mid-Cap Value ....................................    PVA            0.85             0.85              0.85
    MFS Investors Growth Stock ...................................    PVA            0.75(1)          0.75(1)           0.75(1)
    MFS Investors Trust ..........................................    PVA            0.75             0.75              0.75
    MFS Value ....................................................    PVA            0.75             0.75              0.75
    Northern Dow 30 ..............................................    PVA            0.35             0.35              0.35
    Northern Nasdaq-100 Index(R) .................................    PVA            0.35             0.35              0.35
    Oakhurst Growth and Income ...................................    PIC            0.70             0.65              0.60
    Oakhurst Strategic Allocation ................................    PIC            0.60             0.55              0.50
    Sanford Bernstein Global Value ...............................    PVA            0.90             0.90              0.90
    Sanford Bernstein Mid-Cap Value ..............................    PVA            1.05             1.05              1.05
    Sanford Bernstein Small-Cap Value ............................    PVA            1.05             1.05              1.05
    Seneca Mid-Cap Growth ........................................    PIC            0.80             0.80              0.80
    Seneca Strategic Theme .......................................    PIC            0.75             0.70              0.65
    State Street Research Small-Cap Growth .......................    PVA            0.85             0.85              0.85

                                                                                RATE FOR FIRST    RATE FOR NEXT     RATE FOR OVER
                                                                                  $1 BILLION       $1 BILLION        $2 BILLION
                                                                                --------------    -------------     -------------
    Duff & Phelps Real Estate Securities .........................    DPIM           0.75             0.70              0.65

    (1) Prior to February 14, 2003, the rate was 0.85.
    (2) Effective June 2, 2003, the advisor voluntarily agreed to waive its entire management fee of 0.50% for the Multi-Sector
        Short Term Bond Fund through December 31, 2003.

    Pursuant to a subadvisory agreement with the Fund, certain advisors delegate certain investment decisions and research functions with respect to the following series to the subadvisor indicated, for which each is paid a fee by the respective advisor.

    SERIES                                                  SUBADVISOR
    ------                                                  ----------
    Aberdeen International                                  Aberdeen Fund Managers, Inc. ("Aberdeen")
    AIM Mid-Cap Equity                                      AIM Capital Management ("AIM")
    Alliance/Bernstein Enhanced Index                       Alliance Capital Management, L.P. ("Alliance")
    Alliance/Bernstein Growth + Value                       Alliance Capital Management, L.P. ("Alliance")
    Engemann Capital Growth                                 Roger Engemann & Associates, Inc. ("Engemann")
    Engemann Small & Mid-Cap Growth                         Roger Engemann & Associates, Inc. ("Engemann")
    Janus Flexible Income                                   Janus Capital Management LLC ("Janus")
    Kayne Large-Cap Core                                    Kayne Anderson Rudnick Investment Management LLC ("Kayne")
    Kayne Small-Cap Quality Value                           Kayne Anderson Rudnick Investment Management LLC ("Kayne")
    Lazard International Equity Select                      Lazard Asset Management LLC ("Lazard")
    Lazard Small-Cap Value                                  Lazard Asset Management LLC ("Lazard")
    Lazard U.S. Multi-Cap                                   Lazard Asset Management LLC ("Lazard")

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2003
                                   (UNAUDITED)

    SERIES (CONTINUED)                                      SUBADVISOR
    ------                                                  ----------
    Lord Abbett Bond-Debenture                              Lord, Abbett & Co. LLC ("Lord Abbett")
    Lord Abbett Large-Cap Value                             Lord, Abbett & Co. LLC ("Lord Abbett")
    Lord Abbett Mid-Cap Value                               Lord, Abbett & Co. LLC ("Lord Abbett")
    MFS Investors Growth Stock                              MFS Investment Management ("MFS")
    MFS Investors Trust                                     MFS Investment Management ("MFS")
    MFS Value                                               MFS Investment Management ("MFS")
    Northern Dow 30                                         Northern Trust Investments, Inc. ("Northern")
    Northern Nasdaq-100 Index(R)                            Northern Trust Investments, Inc. ("Northern")
    Sanford Bernstein Global Value                          Alliance Capital Management L.P. ("Alliance")
    Sanford Bernstein Mid-Cap Value                         Alliance Capital Management L.P. ("Alliance")
    Sanford Bernstein Small Cap Value                       Alliance Capital Management L.P. ("Alliance")
    Seneca Mid-Cap Growth                                   Seneca Capital Management, LLC ("Seneca")
    Seneca Strategic Theme                                  Seneca Capital Management, LLC ("Seneca")
    State Street Research Small-Cap Growth                  State Street Research & Management Company ("State Street")

    PIC and PVA employ subadvisors to furnish portfolio management services to the series, subject to Investment Subadvisory Agreements, the terms of which are described below.

    PIC is an indirect wholly owned subsidiary of Phoenix Investment Partners, Ltd. DPIM is a subsidiary of Phoenix Investment Partners, Ltd. Roger Engemann & Associates, Inc. is a wholly owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly owned subsidiary of Phoenix Investment Partners, Ltd. A majority of the equity interest of Kayne Anderson Rudnick Investment Management LLC and Seneca Capital Management LLC are owned by Phoenix Investment Partners, Ltd. Phoenix Investment Partners, Ltd. in turn is an indirect wholly owned subsidiary of The Phoenix Companies, Inc. ("PNX").

    PIC has engaged Aberdeen as a subadvisor to the Aberdeen International. Aberdeen provides the day-to-day portfolio management for this Series. For implementing certain portfolio transactions and providing other services to this series, PIC pays a monthly fee to Aberdeen based on an annual percentage of the average daily net assets of this Series of 0.375% on the first $250 million, 0.35% of such value between $250 million to $500 million and 0.325% of such value in excess of $500 million. Aberdeen is a wholly-owned subsidiary of Aberdeen Asset Management PLC, of which PNX owns approximately 22%.

    Pursuant to a subadvisory agreement between PVA and AIM, AIM is the subadvisor and furnishes portfolio management services to AIM Mid-Cap Equity. For the services provided, PVA pays a monthly fee to AIM based on an annual percentage of 0.50% of the average daily net assets of this Series.

    Pursuant to a subadvisory agreement between PVA and Alliance, Alliance is the subadvisor and furnishes portfolio management services to Alliance/Bernstein Enhanced Index and Alliance/Bernstein Growth + Value. Alliance will manage the portion of these Series' assets invested in value stocks through its Bernstein Investment Research and Management unit (the "Bernstein Unit"). PVA pays a monthly fee to Alliance based on an annual percentage of the average daily net assets of these Series as follows:

                                                    RATE FOR FIRST    RATE FOR NEXT   RATE FOR OVER
    SERIES                                            $50 MILLION     $150 MILLION    $200 MILLION
    ------                                          --------------    -------------   -------------
    Alliance/Bernstein Enhanced Index ...........        0.225%           0.180%          0.135%

                                                    RATE FOR FIRST    RATE FOR NEXT   RATE FOR NEXT   RATE FOR NEXT  RATE FOR OVER
                                                      $20 MILLION      $20 MILLION     $20 MILLION     $40 MILLION   $100 MILLION
                                                    --------------    -------------   -------------   -------------  -------------
    Alliance/Bernstein Growth + Value ...........        0.90%            0.75%           0.60%           0.40%          0.30%

    On February 1, 2003, Alliance Capital Management L.P. ("Alliance") replaced J.P. Morgan Investment Management, Inc. as subadvisor for the Phoenix-J.P. Morgan Research Enhanced Index Series. The Fund was subsequently renamed Phoenix-Alliance/Bernstein Enhanced Index Series.

    Pursuant to subadvisory agreements between PVA and Alliance, Alliance, through its Bernstein Unit, is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to the Sanford Bernstein Global Value, Sanford Bernstein Mid-Cap Value and Sanford Bernstein Small-Cap Value Series. For the services provided, PVA pays a monthly fee to Alliance based on an annual percentage of the average daily net assets of these Series as follows:

                                                    RATE FOR FIRST    RATE FOR NEXT   RATE FOR NEXT   RATE FOR NEXT  RATE FOR OVER
    SERIES                                            $25 MILLION      $25 MILLION     $25 MILLION    $100 MILLION   $175 MILLION
    ------                                          --------------    -------------   -------------   -------------  -------------
    Sanford Bernstein Global Value (1) ..........        0.65%            0.50%           0.45%           0.40%          0.30%
    Sanford Bernstein Mid-Cap Value (1) .........        0.80             0.60            0.60            0.60           0.60

                                                    RATE FOR FIRST    RATE FOR NEXT   RATE FOR OVER
                                                      $10 MILLION      $10 MILLION     $20 MILLION
                                                    --------------    -------------   -------------
    Sanford Bernstein Small-Cap Value (1) .......        1.00%            0.875%          0.75%

(1) The series are subadvised by the Bernstein Unit and receives a 10% reduction in fees for all or a portion of these series' assets when certain assets of the series exceed $10 million. A 10% reduction in fees is based upon the aggregate fees for Sanford Bernstein Global Value and Sanford Bernstein Small-Cap Value. As of June 30, 2003, the reduction is for Sanford Bernstein Small-Cap Value and Sanford Bernstein Global Value.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2003
                                   (UNAUDITED)

    Pursuant to subadvisory agreements between PIC and Engemann with respect to Engemann Capital Growth and Engemann Small & Mid-Cap Growth, Engemann is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to these series. For the services provided, PIC pays a monthly fee to Engemann for Engemann Capital Growth based on an annual percentage of the average daily net assets of 0.10% up to $3 billion and 0.30% of such value in excess of $3 billion; and for Small & Mid-Cap Growth based on an annual percentage of the average daily net assets of 0.45%.

    Pursuant to a subadvisory agreement between PVA and Janus, Janus is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to Janus Flexible Income. For the services provided, PVA pays a monthly fee to Janus based on an annual percentage of the average daily net assets of this Series of 0.55% up to $100 million, 0.50% of such value between $100 million and $500 million and 0.45% on such value in excess of $500 million.

    Pursuant to a subadvisory agreement between PIC and Kayne, Kayne is the subadvisor and furnishes portfolio management services to Kayne Large-Cap Core and Kayne Small-Cap Quality Value. For the services provided, PIC pays a monthly fee to Kayne for the Kayne Large-Cap Core based on an annual percentage of the average daily net assets of 0.30% up to $800 million and 0.25% of such value in excess of $800 million; and for the Kayne Small-Cap Quality based on an annual percentage of the average daily net assets of 0.50% up to $200 million and 0.45% of such value in excess of $200 million.

    Pursuant to a subadvisory agreement between PVA and Lazard, Lazard is the subadvisor and furnishes portfolio management services to Lazard International Equity Select, Lazard Small-Cap Value and Lazard U.S. Multi-Cap. For the services provided, PVA pays a monthly fee to Lazard for the Lazard International Equity Select based on an annual percentage of the average daily net assets of 0.45% up to $500 million and 0.40% of such value in excess of $500 million; for the Lazard Small-Cap Value based on an annual percentage of the average daily net assets of 0.55% up to $250 million, 0.50% of such value between $250 million and $500 million and 0.45% of such value in excess of $500 million; and for the Lazard U.S. Multi-Cap based on an annual percentage of the average daily net assets of 0.38% up to $250 million and 0.35% of such value in excess of $250 million.

    Pursuant to a subadvisory agreement between PVA and Lord Abbett, Lord Abbett is the subadvisor and furnishes portfolio management services to Lord Abbett Bond-Debenture, Lord Abbett Large-Cap Value and Lord Abbett Mid-Cap Value. For the services provided, PVA pays a monthly fee to Lord Abbett for Lord Abbett Bond-Debenture based on an annual percentage of average daily net assets of 0.35% up to $250 million, 0.30% of such value between $250 million and $1 billion and 0.25% of such value in excess of $1 billion; for the Lord Abbett Large-Cap Value based on an annual percentage of the average daily net assets of 0.35% up to $600 million, 0.30% of such value between $600 million and $1.2 billion and 0.25% of such value in excess of $1.2 billion; and for the Lord Abbett Mid-Cap Value based on an annual percentage of the average daily net assets of 0.45% up to $200 million, 0.40% of such value between $200 million and $500 million and 0.375% of such value in excess of $500 million. Lord Abbett has voluntarily agreed to waive 0.05% of the subadvisory fee on the first $200 million until February 9, 2004.

    Pursuant to a subadvisory agreement between PVA and MFS, MFS is the subadvisor and furnishes portfolio management services to the MFS Investors Growth Stock, MFS Investors Trust, and MFS Value. For the services provided, PVA pays a monthly fee to MFS based on an annual percentage of the combined average daily net assets of all three of these Series of 0.375% up to $500 million, 0.35% on such value between $500 million and $900 million, 0.325% on such value between $900 million and $1.5 billion and 0.25% on such value in excess of $1.5 billion.

    Pursuant to a subadvisory agreement between PVA and Northern, Northern is the subadvisor and provides portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to the Northern Trust Dow 30 and Northern Nasdaq-100 Index(R). For the services provided, PVA pays a monthly fee to Northern based on an annual percentage of 0.10% of the average daily net assets of each of these series.

    On February 1, 2003, Northern Trust Investments, Inc. ("Northern") replaced Deutsche Asset Management, Inc. ("DAMI") as subadvisor for Phoenix-Deutsche Dow 30 Series and Phoenix-Deutsche Nasdaq-100 Index(R) Series. The funds were subsequently renamed Phoenix-Northern Dow 30 Series and Phoenix-Northern Nasdaq-100 Index(R) Series, respectively.

    Pursuant to a subadvisory agreement between the Fund, PIC and Seneca with respect to Seneca Mid-Cap Growth, and pursuant to a subadvisory agreement between PIC and Seneca with respect to Seneca Strategic Theme, Seneca is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to the Seneca Mid-Cap Growth and Seneca Strategic Theme. For the services provided, PIC pays a monthly fee to Seneca for the Seneca Mid-Cap Growth based on an annual percentage of the average daily net assets of 0.40%; and for the Seneca Strategic Theme based on an annual percentage of the average daily net assets of 0.10% up to $201 million, 0.375% of such value between $202 million and $1 billion, 0.35% of such value between $1 billion and $2 billion and 0.325% on such value in excess of $2 billion.

    Pursuant to a subadvisory agreement between PVA and State Street, State Street is the subadvisor and furnishes portfolio management services to State Street Research Small-Cap Growth. For the services provided, PVA pays a monthly fee to State Street based on an annual percentage of 0.45% the average daily net assets of this series.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2003
                                   (UNAUDITED)

    The advisors have agreed to reimburse the Fund for certain operating expenses (excluding management fees, interest, taxes, brokerage fees and commissions) for all series. For the six months ended June 30, 2003, the portion of these expenses to be paid by each series is listed in the following table. All expense reimbursement arrangements may be discontinued at any time.

                                                            MAXIMUM OPERATING
    SERIES                                                      EXPENSE
    ------                                                  -----------------
    Aberdeen International ..............................         0.40%
    AIM Mid-Cap Equity ..................................         0.25
    Alliance/Bernstein Enhanced Index ...................         0.20
    Alliance/Bernstein Growth + Value ...................         0.25
    Duff & Phelps Real Estate Securities ................         0.35
    Engemann Capital Growth .............................         0.25
    Engemann Small & Mid-Cap Growth .....................         0.35
    Goodwin Money Market ................................         0.25
    Goodwin Multi-Sector Fixed Income ...................         0.25
    Goodwin Multi-Sector Short Term Bond ................         0.20
    Hollister Value Equity ..............................         0.25
    Janus Flexible Income ...............................         0.25
    Kayne Large-Cap Core ................................         0.15
    Kayne Small-Cap Quality Value .......................         0.15
    Lazard International Equity Select ..................         0.15
    Lazard Small-Cap Value ..............................         0.15
    Lazard U.S. Multi-Cap ...............................         0.15
    Lord Abbett Bond-Debenture ..........................         0.15
    Lord Abbett Large-Cap Value .........................         0.15
    Lord Abbett Mid-Cap Value ...........................         0.15
    MFS Investors Growth Stock ..........................         0.25
    MFS Investors Trust .................................         0.25
    MFS Value ...........................................         0.25
    Northern Dow 30 .....................................         0.25
    Northern Nasdaq-100 Index(R) ........................         0.25
    Oakhurst Growth & Income ............................         0.25
    Oakhurst Strategic Allocation .......................         0.25
    Sanford Bernstein Global Value ......................         0.25
    Sanford Bernstein Mid-Cap Value .....................         0.25
    Sanford Bernstein Small-Cap Value ...................         0.25
    Seneca Mid-Cap Growth ...............................         0.35
    Seneca Strategic Theme ..............................         0.35
    State Street Research Small-Cap Growth ..............         0.15

    As Financial Agent to the Fund and to each series, Phoenix Equity Planning Corporation ("PEPCO"), an indirect majority-owned subsidiary of PNX, receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide tax services and oversight of subagent's performance. For the six months ended June 30, 2003, financial agent fees were $1,300,059 as reported in the Statement of Operations, of which PEPCO received $18,619 per fund except for Goodwin Multi-Sector Short Term Bond for which PEPCO received $0. Effective January 1, 2003, the fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125%. Certain minimum fees may apply.

    For the six months ended June 30, 2003, the Fund paid PXP Securities Corp., a wholly owned subsidiary of PNX, brokerage commissions in connection with portfolio transactions effected on behalf of it as follows:

                                                            COMMISSIONS PAID TO
                                                           PXP SECURITIES CORP.
                                                           --------------------
    Hollister Value Equity ............................            $41,213
    Oakhurst Growth and Income ........................              1,168
    Oakhurst Strategic Allocation .....................             62,420
    Seneca Strategic Theme ............................             23,653

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2003
                                   (UNAUDITED)

    At June 30, 2003, Phoenix and affiliates held shares in The Phoenix Edge Series Fund which had the following aggregate value:

    AIM Mid-Cap Equity ............................................  $ 3,121,077
    Alliance/Bernstein Growth + Value .............................    2,180,193
    Engemann Small & Mid-Cap Growth ...............................    2,043,824
    Goodwin Multi-Sector Short Term Bond ..........................   10,012,210
    Kayne Large Cap Core ..........................................      510,923
    Kayne Small-Cap Quality Value .................................      526,590
    Lazard International Equity Select ............................    1,026,191
    Lazard Small-Cap Value ........................................    3,278,289
    Lazard U.S. Multi-Cap .........................................    2,225,650
    Lord Abbett Bond-Debenture ....................................    2,319,852
    Lord Abbett Large-Cap Value ...................................    1,094,498
    Lord Abbett Mid-Cap Value .....................................    1,046,174
    MFS Investors Growth Stock ....................................    5,541,595
    MFS Investors Trust ...........................................    2,651,532
    MFS Value .....................................................    2,873,088
    Northern Nasdaq-100 Index(R) ..................................    1,554,720
    Sanford Bernstein Global Value ................................    6,380,920
    State Street Research Small-Cap Growth ........................    1,879,496

NOTE 4--PURCHASES AND SALES OF SECURITIES
    Purchases and sales of securities during the six months ended June 30, 2003, (excluding U.S. Government securities, short-term securities, futures contracts and forward currency contracts) aggregated to the following:

    SECURITIES                                        PURCHASES        SALES
    ----------                                       ------------   ------------
    Aberdeen International ........................  $ 23,774,276   $ 28,238,174
    AIM Mid-Cap Equity ............................     2,351,515      1,902,613
    Alliance/Bernstein Enhanced Index .............    35,209,697     36,493,466
    Alliance/Bernstein Growth + Value .............     1,408,643        674,989
    Duff & Phelps Real Estate Securities ..........     8,572,735     10,763,032
    Engemann Capital Growth .......................    89,020,667    149,576,227
    Engemann Small & Mid-Cap Growth ...............     3,197,339      2,571,205
    Goodwin Multi-Sector Fixed Income .............   125,871,467    109,375,270
    Goodwin Multi-Sector Short Term Bond ..........    10,243,377        428,065
    Hollister Value Equity ........................   139,975,860    140,527,411
    Janus Flexible Income .........................    23,987,764     15,873,864
    Kayne Large-Cap Core ..........................     4,822,387        222,907
    Kayne Small-Cap Quality Value .................     1,100,459         50,637
    Lazard International Equity Select ............     7,042,657         22,620
    Lazard Small-Cap Value ........................     2,176,961      1,317,971
    Lazard U.S. Multi-Cap .........................     1,537,505        935,956
    Lord Abbett Bond-Debenture ....................     5,047,353      1,197,824
    Lord Abbett Large-Cap Value ...................     9,235,230        656,453
    Lord Abbett Mid-Cap Value .....................     3,075,828        332,437
    MFS Investors Growth Stock ....................    82,615,806     84,972,170
    MFS Investors Trust ...........................     3,097,945      1,984,683
    MFS Value .....................................    12,561,549      5,645,886
    Northern Dow 30 ...............................     3,759,882      2,298,133
    Northern Nasdaq-100 Index(R) ..................     4,418,957      1,104,286
    Oakhurst Growth and Income ....................    22,171,919     21,157,025
    Oakhurst Strategic Allocation .................   205,165,554    215,461,901
    Sanford Bernstein Global Value ................     2,382,502      1,090,215
    Sanford Bernstein Mid-Cap Value ...............     8,037,578      8,595,619
    Sanford Bernstein Small-Cap Value .............     5,442,315      6,847,016
    Seneca Mid-Cap Growth .........................    26,748,874     28,820,124
    Seneca Strategic Theme ........................    33,187,475     39,893,525
    State Street Research Small-Cap Growth ........     6,066,204      2,910,500

    There were no purchases or sales of such securities in the Goodwin Money Market.

    Purchases and sales of long-term U.S. Government securities during the six months ended June 30, 2003, aggregated the following:

                                                       PURCHASES        SALES
                                                      -----------    -----------
    Goodwin Multi-Sector Fixed Income .............   $12,266,281    $18,976,967
    Goodwin Multi-Sector Short Term Bond ..........     1,032,594             --
    Janus Flexible Income .........................    21,034,816     22,828,023
    Lord Abbett Bond-Debenture ....................       102,828        126,541
    MFS Investors Growth Stock ....................            --         66,695
    Oakhurst Strategic Allocation .................     5,789,215     11,110,928

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2003
                                   (UNAUDITED)

NOTE 5--FORWARD CURRENCY CONTRACTS
    As of June 30, 2003, Goodwin Multi-Sector Fixed Income and Janus Flexible Income have entered into the following forward currency contracts which contractually obligate each series to receive currency at the specified date:

                                                                                                    NET UNREALIZED
    CONTRACT TO RECEIVE           IN EXCHANGE FOR      SETTLEMENT DATE         VALUE         APPRECIATION (DEPRECIATION)
    -------------------           ---------------      ---------------      -----------      ---------------------------
    Goodwin Multi-Sector Fixed Income
    ---------------------------------
    EUR  1,000,000                USD  $1,070,231          7/7/03           $(1,147,579)              $(77,348)

    Janus Flexible Income
    ---------------------
    USD  $1,147,071               EUR  1,055,000           9/26/03          $(1,207,851)              $(60,780)

    USD  United States Dollar
    EUR  Euro

NOTE 6--FUTURES CONTRACTS

    At June 30, 2003, the following series had entered into futures contracts as follows:

                                                                                          VALUE OF                      NET
                                                                              NUMBER      CONTRACTS     MARKET      UNREALIZED
                                                               EXPIRATION       OF          WHEN       VALUE OF    APPRECIATION
                                                                  DATE       CONTRACTS     OPENED      CONTRACTS  (DEPRECIATION)
                                                              -------------  ---------    ---------    ---------  --------------
    Northern Dow 30
      Dow Jones Industrial Average Index .................    September '03      5        $455,310     $447,850      $(7,460)

    Northern Nasdaq-100 Index(R)
      Nasdaq-100 Index ...................................    September '03      3          73,540       72,270       (1,270)

NOTE 7--CREDIT RISK AND CONCENTRATIONS
    In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a series' ability to repatriate such amounts.

    High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the subadvisor to accurately predict risk.

    Each series may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the series, positive or negative, than if the series did not concentrate its investments in such sectors.

NOTE 8--FEDERAL INCOME TAX INFORMATION
    The following series have capital loss carryovers which may be used to offset future capital gains.

                                                                                    EXPIRATION YEAR
                                                ------------------------------------------------------------------------------------
                                                  2005     2006        2007        2008          2009          2010         TOTAL
                                                -------  --------  -----------  -----------  ------------  -----------  ------------
    Aberdeen International ...................  $    --  $     --  $        --  $        --  $ 25,954,026  $21,530,473  $ 47,484,499
    AIM Mid-Cap Equity .......................       --        --           --           --            --      115,432       115,432
    Alliance/Bernstein Enhanced Index ........       --        --           --           --     5,915,199   15,534,573    21,449,772
    Alliance/Bernstein Growth + Value ........       --        --           --           --            --      462,448       462,448
    Engemann Capital Growth ..................   30,157   590,466    5,141,805   11,718,126   287,550,532   73,263,809   378,294,895
    Engemann Small & Mid-Cap Growth ..........       --        --           --      302,334     1,838,456    4,227,881     6,368,671
    Goodwin Multi-Sector Fixed Income ........       --   566,989   15,256,521    6,659,630     4,980,791    7,850,329    35,314,260
    Hollister Value Equity ...................       --        --           --           --     5,410,594   18,106,946    23,517,540
    Kayne Large-Cap Core .....................       --        --           --           --            --        1,272         1,272
    Lazard International Equity Select .......       --        --           --           --            --        6,382         6,382
    Lazard Small-Cap Value ...................       --        --           --           --            --       34,689        34,689
    Lazard U.S. Multi-Cap ....................       --        --           --           --            --       29,286        29,286
    Lord Abbett Large-Cap Value ..............       --        --           --           --            --        1,853         1,853
    Lord Abbett Mid-Cap Value ................       --        --           --           --            --        2,674         2,674
    MFS Investors Growth Stock ...............       --        --           --           --            --      751,795       751,795
    MFS Investors Trust ......................       --        --           --           --            --      326,812       326,812
    MFS Value ................................       --        --           --           --            --      488,938       488,938
    Northern Dow 30 ..........................       --        --           --           --            --      836,821       836,821
    Northern Nasdaq-100 Index(R) .............       --        --           --       35,822       775,525      542,317     1,353,664
    Oakhurst Growth and Income ...............       --        --           --           --     3,195,522   11,717,280    14,912,802
    Oakhurst Strategic Allocation ............       --        --           --    3,945,882     7,749,814   13,194,113    24,889,809
    Sanford Bernstein Global Value ...........       --        --           --           --            --      441,697       441,697
    Seneca Mid-Cap Growth ....................       --        --           --           --    21,438,903   16,035,347    37,474,250
    Seneca Strategic Theme ...................       --        --           --           --    74,025,180   27,319,632   101,344,812

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2003
                                   (UNAUDITED)

    Included in the Oakhurst Strategic Allocation's amounts are $3,945,882 (expiring in 2008) and $1,494,417 (expiring in 2009) which were acquired in connection with the merger of the Oakhurst Balanced.

    Included in the Engemann Capital Growth's amounts are $30,157 (expiring in
    2005), $590,466 (expiring in 2006), $5,141,805 (expiring in 2007),
    $11,718,126 (expiring in 2008) and $6,011,292 (expiring in 2009) which were acquired in connection with the merger of the Engemann Nifty Fifty.

    Included in the MFS Investors Growth Stock's amounts are $394,837 (expiring in 2007), $3,269,308 (expiring in 2008) and $338,017 (expiring in 2009)
    which were acquired in connection with the merger of the Janus Core Equity.

    A series may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

NOTE 9--MERGERS
    On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

    On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 1,209,595 shares of Growth Stock valued at $5,807,615 and 1,287,119 shares of Focus Equity valued at $6,179,826 for 1,952,845 shares of Janus Growth outstanding on February 14, 2003. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the Surviving Series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the Surviving Series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the Surviving Series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the Surviving Series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the Surviving Series has been renamed Phoenix-MFS Investors Growth Stock Series.

    On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

    On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

    On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 10--MANAGER OF MANAGERS
    The Fund and PVA have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the Fund's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the Fund. The Fund and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2003
                                   (UNAUDITED)

NOTE 11--MIXED AND SHARED FUNDING
    Shares of the Fund are not directly offered to the public. Shares of the Fund are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of the Fund may be offered to separate accounts of other insurance companies in the future.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Fund's Trustees currently do not foresee any such differences or disadvantages at this time. However, the Fund's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Fund or shares of another fund may be substituted.


    This report is not authorized for distribution to prospective investors in The Phoenix Edge Series Fund unless preceded or accompanied by any effective Prospectus which includes information concerning the sales charges, Fund's record and other pertinent information.

                          THE PHOENIX EDGE SERIES FUND
                         RESULTS OF SHAREHOLDER MEETING
                                   (UNAUDITED)

Special meetings of Shareholders of The Phoenix Edge Series Fund were held on January 27, 2003 and February 14, 2003 to approve the following matters:

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization, dated February 7, 2003, and the transactions it contemplates, including (a) the transfer of all of the assets of the Phoenix-Aberdeen New Asia Series (the "Merging Series") to the Phoenix-Aberdeen International Series (the "Surviving Series"), another series of The Phoenix Edge Series Fund, in exchange solely for shares of the Surviving Series and the assumption by the Surviving Series of all known liabilities of the Merging Series and (b) the distribution of the shares of the Surviving Series so received to shareholders of the Merging Series in complete liquidation of the Merging Series. This meeting was held on January 27, 2003.

2. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization, dated February 14, 2003, and the transactions it contemplates, including (a) the transfer of all of the assets of the Phoenix-MFS Investors Growth Stock Series (the "Phoenix-MFS Investors Growth Stock Series") to the Phoenix-Janus Growth Series (the "Surviving Series"), another series of the Trust, in exchange solely for shares of the Surviving Series and the assumption by the Surviving Series of all known liabilities of the Phoenix-MFS Investors Growth Stock Series, and (b) the distribution of the shares of the Surviving Series so received to shareholders of the Phoenix-MFS Investors Growth Stock Series in complete liquidation of the Phoenix-MFS Investors Growth Stock Series. This meeting was held on February 14, 2003.

3. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization, dated February 14, 2003, and the transactions it contemplates, including (a) the transfer of all of the assets of the Phoenix-Van Kampen Focus Equity Series (the "Phoenix-Van Kampen Focus Equity Series") to the Phoenix-Janus Growth Series (the "Surviving Series"), another series of the Trust, in exchange solely for shares of the Surviving Series and the assumption by the Surviving Series of all known liabilities of the Phoenix-Van Kampen Focus Equity Series, and (b) the distribution of the shares of the Surviving Series so received to shareholders of the Phoenix-Van Kampen Focus Equity Series in complete liquidation of the Phoenix-Van Kampen Focus Equity Series. This meeting was held on February 14, 2003.

On the record date of November 9, 2002 (for item 1. above), and December 20, 2002 (for items 2. And 3. above), the shares outstanding and percentage of the shares outstanding and entitled to vote that were present by proxy were as follows:

                                                                                                       PERCENTAGE
                                                                                        SHARES           PRESENT
     SERIES                                                                           OUTSTANDING       BY PROXY
     ------                                                                           -----------      ----------
     Phoenix-Aberdeen New Asia Series                                                  1,874,674           100%
     Phoenix-MFS Investors Growth Stock Series                                           725,847           100%
     Phoenix-Van Kampen Focus Equity Series                                            1,160,346           100%

NUMBER OF VOTES
                                                                       FOR              AGAINST          ABSTAIN
                                                                    ---------           -------          -------
1.   Approve Agreement and Plan of Reorganization                   1,668,829           48,816           157,029
2.   Approve Agreement and Plan of Reorganization                     688,271            6,140            31,436
3.   Approve Agreement and Plan of Reorganization                     932,104           70,087           158,155


                                 FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 541-0171.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                                                                               PORTFOLIOS IN
                                                                                               FUND COMPLEX      OTHER TRUSTEESHIPS/
NAME, (DOB), ADDRESS AND         LENGTH OF          PRINCIPAL OCCUPATION(S)                     OVERSEEN BY         DIRECTORSHIPS
POSITION(S) WITH TRUST          TIME SERVED           DURING PAST 5 YEARS                         TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                          DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Frank M. Ellmer, CPA           Served since   Retired; previously Partner,                          33           None
704 SW Lake Charles Circle         1999       Ernst & Young LLP (1962-1999).
Port St. Lucie, FL  34986
4/11/40
Trustee
------------------------------------------------------------------------------------------------------------------------------------
John A. Fabian                 Served since   Retired                                               33           None
497 Hensler Lane                   1999
Oradell, NJ 07649
2/5/34
Trustee
------------------------------------------------------------------------------------------------------------------------------------
Roger A. Gelfenbien            Served since   Retired; previously Consultant, Accenture             33           Director, Webster
37 Stonegate Drive                 2000       (1978-1999).                                                       Bank
Wethersfield, CT 06109                                                                                           (4/2003-present).
5/14/43
Trustee
------------------------------------------------------------------------------------------------------------------------------------
Eunice S. Groark               Served since   Self-employed; previously Visiting Professor in       33           Director, Peoples'
38 Saddle Ridge Drive              1999       Government, Wesleyan University (1997-1999);                       Bank
Bloomfield, CT 06002                          Columnist, Journal-Inquirer (1995-2000).                           (1995-present).
2/1/38
Trustee
------------------------------------------------------------------------------------------------------------------------------------
Frank E. Grzelecki             Served since   Retired; previously Managing Director, Saugatuck      33           Director, Barnes
38 Gerrish Lane                    2000       Associates, Inc. (1999-2000); Vice Chairman,                       Group, Inc.
New Canaan, CT 06840                          (1997-1998).                                                       (1997-present).
6/19/37
Trustee
------------------------------------------------------------------------------------------------------------------------------------
John R. Mallin                 Served since   Principal/Attorney, Cummings & Lockwood, LLC          33           None
Cummings & Lockwood                1999       (1996-present).
Cityplace I, 185 Asylum St.
Hartford, CT  06103
7/28/50
Trustee
------------------------------------------------------------------------------------------------------------------------------------

                                                           FUND MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                                                FUND COMPLEX     OTHER TRUSTEESHIPS/
  NAME, (DOB), ADDRESS AND           LENGTH OF          PRINCIPAL OCCUPATION(S)                  OVERSEEN BY        DIRECTORSHIPS
  POSITION(S) WITH TRUST            TIME SERVED           DURING PAST 5 YEARS                      TRUSTEE         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Gilotti                 Executive Vice   Various positions including Executive Vice        33             None
One American Row                    President -     President, Phoenix Life Insurance Company
Hartford, CT 06102                  Served since    (1999-present). Director, Bank and
5/25/47                                 1999;       Broker/Dealer Operations, Aetna
Trustee/Executive Vice President     Trustee -      (1994-1999). Director, Phoenix Variable
                                    Served since    Advisors, Inc. (2000-present). Director,
                                        2002        Senior Vice President, Phoenix Life and
                                                    Annuity Company (2002-present). Director,
                                                    Senior Vice President, PHL Variable
                                                    Insurance Company (2002-present).
                                                    Director, Main Street Management Company
                                                    (2000-present).
------------------------------------------------------------------------------------------------------------------------------------
Sue A. Collins                     Served since     Various positions including Executive Vice        33             None
One American Row                      2003          President, Phoenix Life Insurance Company.
Hartford, CT 06102                                  Executive Vice President, The Phoenix
8/8/53                                              Companies, Inc.; President and Director,
Trustee/President/Chairperson                       PHL Variable Insurance Company; President
                                                    and Director, Phoenix Life and Annuity
                                                    Company; President and Director, Phoenix
                                                    Variable Advisors, Inc.; Executive Vice
                                                    President and Director, PM Holdings, Inc.
                                                    (present); General Manager and Group
                                                    Actuary, ING Group (2000-2003). Principal
                                                    and Managing Principal, Tillinghast -
                                                    Towers Perrin (1985-2000).
------------------------------------------------------------------------------------------------------------------------------------

                                                           FUND MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                                                FUND COMPLEX     OTHER TRUSTEESHIPS/
  NAME, (DOB), ADDRESS AND           LENGTH OF          PRINCIPAL OCCUPATION(S)                  OVERSEEN BY        DIRECTORSHIPS
  POSITION(S) WITH TRUST            TIME SERVED           DURING PAST 5 YEARS                      TRUSTEE         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                   OFFICER(S) WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss                   Served since     Treasurer, The Phoenix Edge Series Fund          N/A                  N/A
56 Prospect Street                     1994         (1994-present), Phoenix Funds
Hartford, CT 06115                                  (1994-present), Phoenix Duff & Phelps
11/24/52                                            Institutional Mutual Funds (1996-present),
Vice President, Treasurer and                       Phoenix-Aberdeen Series Fund
Principal Accounting Officer                        (1996-present) and Phoenix-Seneca Funds
                                                    (2000-present). Vice President and
                                                    Treasurer (1994-present), Phoenix Equity
                                                    Planning Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Doreen A. Bonner                   Served since     Vice President and Compliance Officer, The       N/A                  N/A
One American Row                       1999         Phoenix Edge Series Fund (1999-present).
Hartford, CT 06102                                  Director (manager type), Individual Market
02/21/56                                            Development, Phoenix Life Insurance
Vice President and                                  Company (1997-present). Vice President and
Compliance Officer                                  Compliance Officer, Phoenix Variable
                                                    Advisors, Inc. (1999-present). Vice
                                                    President and Compliance Officer, Phoenix
                                                    Investment Counsel, Inc. (1/2003-present).
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Wirth                   Served since     Vice President, Secretary and Counsel, The       N/A                  N/A
One American Row                       2001         Phoenix Edge Series Fund (2001-present).
Hartford, CT 06102                                  Various positions including Vice President
11/14/58                                            and Insurance and Investment Products
Vice President, Secretary                           Counsel, Phoenix Life Insurance Company
and Counsel                                         (1993-present).
------------------------------------------------------------------------------------------------------------------------------------

THE PHOENIX EDGE SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

BOARD OF TRUSTEES
Frank M. Ellmer, CPA
John A. Fabian
Roger A. Gelfenbien
Michael J. Gilotti
Eunice S. Groark
Frank E. Grzelecki
John R. Mallin
Sue A. Collins

EXECUTIVE OFFICERS
Sue A. Collins, President
Michael J. Gilotti, Executive Vice President
Nancy G. Curtiss, Vice President, Treasurer, and
   Principal Accounting Officer
Doreen A. Bonner, Vice President and
   Compliance Officer
Richard J. Wirth, Vice President,
   Counsel and Secretary

INVESTMENT ADVISORS
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Duff & Phelps Investment Management Co.
55 East Monroe Street, Suite 3600
Chicago, Illinois 60603

Phoenix Variable Advisors, Inc.
One American Row
Hartford, Connecticut 06102-5056

CUSTODIANS
JP Morgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

                         THIS PAGE INTENTIONALLY BLANK.

                                                                   ------------
PHOENIX LIFE INSURANCE COMPANY                                       PRSRT STD
P.O. Box 22012                                                     U.S. Postage
Albany, NY 12201-2012                                                 P A I D
                                                                      Andrew
                                                                    Associates
                                                                   ------------

Phoenix Life Insurance Company
www.phoenixwm.com


GN0144A (C) Phoenix Life Insurance company     (LOGO) PRINTED ON RECYCLED PAPER.
                                                     [GRAPHIC OMITTED]

                                                                            2-03





ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) THE PHOENIX EDGE SERIES FUND

By (Signature and Title)*      /S/SUE A. COLLINS
                         -------------------------------------------------------
                               Sue A. Collins, Principal Executive Officer
                               (principal executive officer)

Date    9/5/03
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /S/SUE A. COLLINS
                         -------------------------------------------------------
                               Sue A. Collins, Principal Executive Officer
                               (principal executive officer)

Date    9/5/03
    ----------------------------------------------------------------------------


By (Signature and Title)*      /S/NANCY G. CURTISS
                         -------------------------------------------------------
                               Nancy G. Curtiss, Treasurer
                               (principal financial officer)

Date    9/5/03
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.